UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03373

SEGALL BRYANT & HAMILL TRUST
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Maggie Bull, Secretary

Segall Bryant & Hamill Trust, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2024

Explanatory Note: The Registrant is filing this amendment to its Form N-CSRS for the reporting period ended June 30, 2024, originally filed with the Securities and Exchange Commission on September 9, 2024 (Accession Number 0001580642-24-005463). The sole purpose of this amendment is to correct Item 1. Reports to Stockholders. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.

Item 1.	Reports to Stockholders.

(a)

Segall Bryant & Hamill Small Cap Value Fund - Retail (SBRVX)

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.

Fund Management

Mark T. Dickherber, CFA, CPA Portfolio Manager

Shaun P. Nicholson Portfolio Manager

CFA is a trademark owned by CFA Institute.

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Small Cap Value Fund – Retail Class returned 0.80% against a return of -0.85% for the Russell 2000® Value Index and 13.56% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

  For the first half of 2024, the three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Information Technology, and Health Care. The Industrial sector continued to benefit from fiscal stimulus programs, re-shoring/on-shoring demand and the surging demand for data center build outs. Modine Manufacturing Co. was among the largest contributors to performance on an absolute basis. Modine performed well as new leadership pivoted to capitalize on data center cooling demand, which has seen that part of the business grow over 500%.

  The three sectors that detracted most from the Fund’s returns on an absolute basis over the first half of 2024 were Financials, Consumer Staples, and Materials. Financials was an underperformer as the Federal Reserve kept interest rates higher for longer. V.F. Corporation was among the largest detractors from performance on an absolute basis. V.F. underperformed due to a slower timeline of asset sales that were expected to deleverage balance sheet debt.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$55	1.10%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH Small Cap Value - Retail	Russell 3000® Total Return Index	Russell 2000® Value Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,505	$10,729	$10,078
Jun-2016	$9,998	$10,959	$9,817
Jun-2017	$11,787	$12,987	$12,258
Jun-2018	$13,609	$14,907	$13,863
Jun-2019	$14,313	$16,246	$12,999
Jun-2020	$12,510	$17,306	$10,727
Jun-2021	$18,708	$24,950	$18,588
Jun-2022	$15,660	$21,490	$15,562
Jun-2023	$17,169	$25,563	$16,497
Jun-2024	$18,232	$31,475	$18,294

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
Modine Manufacturing Co.	1.44	1.18
REV Group, Inc.	2.47	1.10
SPX Technologies, Inc.	2.66	0.88
AZZ, Inc.	2.34	0.65
Belden, Inc.	2.26	0.46
Bottom 5
Compass Minerals International, Inc.	0.42	-0.37
Papa John's International, Inc.	0.87	-0.41
V.F. Corp.	2.13	-0.59
Mercury Systems, Inc.	1.93	-0.60
Galapagos N.V.	1.37	-0.66

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years	Since Inception (12/09/2019)
SBH Small Cap Value - Retail	0.80%	6.19%	4.96%	6.19%	6.99%
Russell 3000® Total Return Index	13.56%	23.13%	14.14%	12.15%	12.84%
Russell 2000® Value Index	-0.85%	10.90%	7.07%	6.23%	7.06%

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Retail Class shares prior to their inception date is based on the performance of the Institutional Class.

Past performance does not guarantee future results. Call (800) 392-2673 or visit www.sbhfunds.com for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Industrials	25.8%
Financials	15.9%
Materials	11.1%
Consumer Discretionary	9.1%
Health Care	8.3%
Information Technology	6.9%
Real Estate	6.8%
Energy	6.6%
Utilities	4.3%
Consumer Staples	1.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Equity Commonwealth	3.8%
Valmont Industries, Inc.	2.9%
REV Group, Inc.	2.8%
SPX Technologies, Inc.	2.8%
AZZ, Inc.	2.5%
ICU Medical, Inc.	2.5%
Belden, Inc.	2.4%
VF Corp.	2.2%
Apogee Enterprises, Inc.	2.0%
Goodyear Tire & Rubber Co. (The)	1.8%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Country Weighting (% of net assets)

Value	Value
United States	91.3%
Canada	2.3%
Belgium	1.2%
Ireland	0.7%
Cayman Islands	0.6%

Fund Statistics

Net Assets	$513,397,550
Number of Portfolio Holdings	78
Portfolio Turnover	15%
Advisory Fee	$2,340,628
Fees Waived/Reimbursed	$(460)
Net Advisory Fee	$2,340,168
Advisory Fee %	0.80%
Adviser Waiver %	0.00%
Net %	0.80%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology. Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.sbhfunds.com), including its:

  Prospectus/Statement of Additional Information

  Financial information

  Holdings

  Proxy voting information

  Fact sheets

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Segall Bryant & Hamill Small Cap Value Fund

TSR-SAR 063024-SBRVX

Semi-Annual Shareholder Report - June 30, 2024

Segall Bryant & Hamill Small Cap Value Fund - Institutional (SBHVX)

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.

Fund Management

Mark T. Dickherber, CFA, CPA Portfolio Manager

Shaun P. Nicholson Portfolio Manager

CFA is a trademark owned by CFA Institute.

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Small Cap Value Fund – Institutional Class returned 0.87% against a return of -0.85% for the Russell 2000® Value Index and 13.56% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

  For the first half of 2024, the three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Information Technology, and Health Care. The Industrial sector continued to benefit from fiscal stimulus programs, re-shoring/on-shoring demand and the surging demand for data center build outs. Modine Manufacturing Co. was among the largest contributors to performance on an absolute basis. Modine performed well as new leadership pivoted to capitalize on data center cooling demand, which has seen that part of the business grow over 500%.

  The three sectors that detracted most from the Fund’s returns on an absolute basis over the first half of 2024 were Financials, Consumer Staples, and Materials. Financials was an underperformer as the Federal Reserve kept interest rates higher for longer. V.F. Corporation was among the largest detractors from performance on an absolute basis. V.F. underperformed due to a slower timeline of asset sales that were expected to deleverage balance sheet debt.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.95%

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH Small Cap Value - Inst	Russell 3000® Total Return Index	Russell 2000® Value Index
Jun-2014	$250,000	$250,000	$250,000
Jun-2015	$263,029	$268,235	$251,939
Jun-2016	$250,706	$273,971	$245,434
Jun-2017	$295,999	$324,682	$306,442
Jun-2018	$342,277	$372,664	$346,583
Jun-2019	$360,515	$406,138	$324,972
Jun-2020	$315,316	$432,657	$268,177
Jun-2021	$472,458	$623,738	$464,696
Jun-2022	$395,619	$537,253	$389,041
Jun-2023	$434,157	$639,082	$412,413
Jun-2024	$461,864	$786,870	$457,349

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
Modine Manufacturing Co.	1.44	1.18
REV Group, Inc.	2.47	1.10
SPX Technologies, Inc.	2.66	0.88
AZZ, Inc.	2.34	0.65
Belden, Inc.	2.26	0.46
Bottom 5
Compass Minerals International, Inc.	0.42	-0.37
Papa John's International, Inc.	0.87	-0.41
V.F. Corp.	2.13	-0.59
Mercury Systems, Inc.	1.93	-0.60
Galapagos N.V.	1.37	-0.66

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years	Since Inception (07/31/2013)
SBH Small Cap Value - Inst	0.87%	6.38%	5.08%	6.33%	7.14%
Russell 3000® Total Return Index	13.56%	23.13%	14.14%	12.15%	12.84%
Russell 2000® Value Index	-0.85%	10.90%	7.07%	6.23%	7.06%

Performance data quoted represents past performance and does not guarantee future results.

Past performance does not guarantee future results. Call (800) 392-2673 or visit www.sbhfunds.com for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Industrials	25.8%
Financials	15.9%
Materials	11.1%
Consumer Discretionary	9.1%
Health Care	8.3%
Information Technology	6.9%
Real Estate	6.8%
Energy	6.6%
Utilities	4.3%
Consumer Staples	1.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Equity Commonwealth	3.8%
Valmont Industries, Inc.	2.9%
REV Group, Inc.	2.8%
SPX Technologies, Inc.	2.8%
AZZ, Inc.	2.5%
ICU Medical, Inc.	2.5%
Belden, Inc.	2.4%
VF Corp.	2.2%
Apogee Enterprises, Inc.	2.0%
Goodyear Tire & Rubber Co. (The)	1.8%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Country Weighting (% of net assets)

Value	Value
United States	91.3%
Canada	2.3%
Belgium	1.2%
Ireland	0.7%
Cayman Islands	0.6%

Fund Statistics

Net Assets	$513,397,550
Number of Portfolio Holdings	78
Portfolio Turnover	15%
Advisory Fee	$2,340,628
Fees Waived/Reimbursed	$(460)
Net Advisory Fee	$2,340,168
Advisory Fee %	0.80%
Adviser Waiver %	0.00%
Net %	0.80%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology. Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.sbhfunds.com), including its:

  Prospectus/Statement of Additional Information

  Financial information

  Holdings

  Proxy voting information

  Fact sheets

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Segall Bryant & Hamill Small Cap Value Fund

TSR-SAR 063024-SBHVX

Semi-Annual Shareholder Report - June 30, 2024

Segall Bryant & Hamill Small Cap Growth Fund - Retail (WTSGX)

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.

Fund Management

Brian C. Fitzsimons, CFA Portfolio Manager

Mitch S. Begun, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Small Cap Growth Fund – Retail Class returned 4.82% against a return of 4.44% for the Russell 2000® Growth Index and 13.56% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

  For the first half of 2024, the three sectors that contributed most to the Fund’s returns on an absolute basis were Health Care, Consumer Discretionary, and Financials. Health Care returns were primarily driven by solid company-specific results. The three individual securities that contributed the most on an absolute basis were TransMedics Group, Inc., Natera, Inc., and Insmed, Inc. Medical technology company TransMedics saw strong demand for its organ transplant services, which drove growth above expectations.

  The three sectors that detracted most from the Fund’s returns on an absolute basis over the first half of 2024 were Information Technology, Materials, and Real Estate. Information Technology returns were impacted by weak software and services results as firms evaluated new artificial intelligence technologies. The three individual securities that detracted the most on an absolute basis were Endava PLC, Sprout Social, Inc., and Arcadium Lithium PLC. Information technology service provider Endava had poor results due to potential customers’ cautions with discretionary projects.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$51	1.03%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH Small Cap Growth - Retail	Russell 3000® Total Return Index	Russell 2000® Growth Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,744	$10,729	$11,234
Jun-2016	$9,428	$10,959	$10,026
Jun-2017	$12,204	$12,987	$12,473
Jun-2018	$15,467	$14,907	$15,200
Jun-2019	$16,806	$16,246	$15,125
Jun-2020	$19,005	$17,306	$15,651
Jun-2021	$30,213	$24,950	$23,690
Jun-2022	$21,001	$21,490	$15,770
Jun-2023	$23,590	$25,563	$18,692
Jun-2024	$25,829	$31,475	$20,400

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
TransMedics Group, Inc.	1.57	1.18
Natera, Inc.	1.98	1.07
Insmed, Inc.	0.31	0.84
Boot Barn Holdings, Inc.	1.52	0.83
Comfort Systems USA, Inc.	1.94	0.78
Bottom 5
SiteOne Landscape Supply, Inc.	1.91	-0.51
Freshworks, Inc.	0.97	-0.53
Arcadium Lithium PLC	0.70	-0.55
Sprout Social, Inc.	1.45	-0.79
Endava PLC	0.70	-1.00

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years	Since Inception (12/20/2013)
SBH Small Cap Growth - Retail	4.82%	9.49%	8.98%	9.95%	9.79%
Russell 3000® Total Return Index	13.56%	23.13%	14.14%	12.15%	12.40%
Russell 2000® Growth Index	4.44%	9.14%	6.17%	7.39%	7.40%

Performance data quoted represents past performance and does not guarantee future results.

Past performance does not guarantee future results. Call (800) 392-2673 or visit www.sbhfunds.com for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Health Care	22.6%
Industrials	20.6%
Information Technology	20.6%
Financials	11.0%
Consumer Discretionary	8.0%
Energy	6.0%
Consumer Staples	3.4%
Materials	2.9%
Real Estate	1.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Tetra Tech, Inc.	2.8%
Natera, Inc.	2.4%
Hamilton Lane, Inc.	2.3%
TransMedics Group, Inc.	2.3%
Houlihan Lokey, Inc.	2.2%
Novanta, Inc.	2.1%
Ensign Group, Inc. (The)	2.1%
TechnipFMC PLC	2.1%
Churchill Downs, Inc.	2.1%
Boot Barn Holdings, Inc.	1.9%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Country Weighting (% of net assets)

Value	Value
United States	85.9%
Canada	3.8%
United Kingdom	2.0%
Ireland	1.9%
Cayman Islands	1.9%
Luxembourg	0.6%
Jersey	0.5%

Fund Statistics

Net Assets	$252,227,374
Number of Portfolio Holdings	78
Portfolio Turnover	24%
Advisory Fee	$790,019
Fees Waived/Reimbursed	$-
Net Advisory Fee	$790,019
Advisory Fee %	0.65%
Adviser Waiver %	-%
Net %	0.65%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology. Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.sbhfunds.com), including its:

  Prospectus/Statement of Additional Information

  Financial information

  Holdings

  Proxy voting information

  Fact sheets

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Segall Bryant & Hamill Small Cap Growth Fund

TSR-SAR 063024-WTSGX

Semi-Annual Shareholder Report - June 30, 2024

Segall Bryant & Hamill Small Cap Growth Fund - Institutional (WISGX)

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.

Fund Management

Brian C. Fitzsimons, CFA Portfolio Manager

Mitch S. Begun, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Small Cap Growth Fund – Institutional Class returned 4.84% against a return of 4.44% for the Russell 2000® Growth Index and 13.56% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

  For the first half of 2024, the three sectors that contributed most to the Fund’s returns on an absolute basis were Health Care, Consumer Discretionary, and Financials. Health Care returns were primarily driven by solid company-specific results. The three individual securities that contributed the most on an absolute basis were TransMedics Group, Inc., Natera, Inc., and Insmed, Inc. Medical technology company TransMedics saw strong demand for its organ transplant services, which drove growth above expectations.

  The three sectors that detracted most from the Fund’s returns on an absolute basis over the first half of 2024 were Information Technology, Materials, and Real Estate. Information Technology returns were impacted by weak software and services results as firms evaluated new artificial intelligence technologies. The three individual securities that detracted the most on an absolute basis were Endava PLC, Sprout Social, Inc., and Arcadium Lithium PLC. Information technology service provider Endava had poor results due to potential customers’ cautions with discretionary projects.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$43	0.86%

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH Small Cap Growth - Inst	Russell 3000® Total Return Index	Russell 2000® Growth Index
Jun-2014	$250,000	$250,000	$250,000
Jun-2015	$270,270	$268,235	$280,851
Jun-2016	$237,897	$273,971	$250,655
Jun-2017	$308,421	$324,682	$311,819
Jun-2018	$391,142	$372,664	$379,989
Jun-2019	$426,192	$406,138	$378,127
Jun-2020	$482,817	$432,657	$391,280
Jun-2021	$768,285	$623,738	$592,242
Jun-2022	$535,086	$537,253	$394,250
Jun-2023	$602,097	$639,082	$467,312
Jun-2024	$660,062	$786,870	$510,008

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
TransMedics Group, Inc.	1.57	1.18
Natera, Inc.	1.98	1.07
Insmed, Inc.	0.31	0.84
Boot Barn Holdings, Inc.	1.52	0.83
Comfort Systems USA, Inc.	1.94	0.78
Bottom 5
SiteOne Landscape Supply, Inc.	1.91	-0.51
Freshworks, Inc.	0.97	-0.53
Arcadium Lithium PLC	0.70	-0.55
Sprout Social, Inc.	1.45	-0.79
Endava PLC	0.70	-1.00

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years	Since Inception (12/20/2013)
SBH Small Cap Growth - Inst	4.84%	9.63%	9.14%	10.20%	10.03%
Russell 3000® Total Return Index	13.56%	23.13%	14.14%	12.15%	12.40%
Russell 2000® Growth Index	4.44%	9.14%	6.17%	7.39%	7.40%

Performance data quoted represents past performance and does not guarantee future results.

Past performance does not guarantee future results. Call (800) 392-2673 or visit www.sbhfunds.com for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Health Care	22.6%
Industrials	20.6%
Information Technology	20.6%
Financials	11.0%
Consumer Discretionary	8.0%
Energy	6.0%
Consumer Staples	3.4%
Materials	2.9%
Real Estate	1.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Tetra Tech, Inc.	2.8%
Natera, Inc.	2.4%
Hamilton Lane, Inc.	2.3%
TransMedics Group, Inc.	2.3%
Houlihan Lokey, Inc.	2.2%
Novanta, Inc.	2.1%
Ensign Group, Inc. (The)	2.1%
TechnipFMC PLC	2.1%
Churchill Downs, Inc.	2.1%
Boot Barn Holdings, Inc.	1.9%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Country Weighting (% of net assets)

Value	Value
United States	85.9%
Canada	3.8%
United Kingdom	2.0%
Ireland	1.9%
Cayman Islands	1.9%
Luxembourg	0.6%
Jersey	0.5%

Fund Statistics

Net Assets	$252,227,374
Number of Portfolio Holdings	78
Portfolio Turnover	24%
Advisory Fee	$790,019
Fees Waived/Reimbursed	$-
Net Advisory Fee	$790,019
Advisory Fee %	0.65%
Adviser Waiver %	-%
Net %	0.65%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology. Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.sbhfunds.com), including its:

  Prospectus/Statement of Additional Information

  Financial information

  Holdings

  Proxy voting information

  Fact sheets

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Segall Bryant & Hamill Small Cap Growth Fund

TSR-SAR 063024-WISGX

Semi-Annual Shareholder Report - June 30, 2024

Segall Bryant & Hamill Small Cap Core Fund - Retail (SBHCX)

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Core Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.

Fund Management

Jeffrey C. Paulis, CFA Portfolio Manager

Mark T. Dickherber, CFA CPA Portfolio Manager

CFA is a trademark owned by CFA Institute.

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Small Cap Core Fund – Retail Class returned 5.26% against a return of 1.73% for the Russell 2000® Index and 13.56% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

  For the first half of 2024, the three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Information Technology, and Consumer Discretionary. Industrials benefited from strong stock selection and the Fund’s weighting in the sector. The three individual securities that contributed the most on an absolute basis were Modine Manufacturing Co., EMCOR Group, Inc., and SPX Technologies, Inc. Modine demonstrated strong operational momentum due to management’s structural improvements to the business.

  The three sectors that detracted most from the Fund’s returns on an absolute basis in the first half of 2024 were Financials, Materials, and Real Estate. The Financials sector underperformed the market, benefiting the Fund due to its smaller weighting while stock selection in the sector was a drag on performance. The three securities that detracted the most on an absolute basis were Five Below, Inc., Five9, Inc., and Fox Factory Holding Corp. Five Below battled multiple challenges during the period including weaker consumer spending and lagging strong prior results.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$57	1.14%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH Small Cap Core - Retail	Russell 3000® Total Return Index	Russell 2000® Total Return Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,058	$10,729	$10,649
Jun-2016	$9,474	$10,959	$9,932
Jun-2017	$11,178	$12,987	$12,375
Jun-2018	$12,963	$14,907	$14,549
Jun-2019	$13,509	$16,246	$14,067
Jun-2020	$13,688	$17,306	$13,135
Jun-2021	$20,372	$24,950	$21,283
Jun-2022	$17,286	$21,490	$15,920
Jun-2023	$19,994	$25,563	$17,879
Jun-2024	$22,739	$31,475	$19,677

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
Modine Manufacturing Co.	1.67	1.07
EMCOR Group, Inc.	1.64	0.83
SPX Technologies, Inc.	1.75	0.61
Texas Roadhouse, Inc.	1.57	0.56
CACI International Inc.	1.78	0.54
Bottom 5
Allegiant Travel Co.	0.54	-0.25
Materion Corp.	1.17	-0.26
Fox Factory Holding Corp.	0.70	-0.27
Five9, Inc.	0.81	-0.47
Five Below, Inc.	0.74	-0.47

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years	Since Inception (12/31/2019)
SBH Small Cap Core - Retail	5.26%	13.73%	10.98%	8.56%	9.06%
Russell 3000® Total Return Index	13.56%	23.13%	14.14%	12.15%	10.10%
Russell 2000® Total Return Index	1.73%	10.06%	6.94%	7.00%	8.00%

Performance data quoted represents past performance and does not guarantee future results. The quoted performance reflects the past performance of Lower Wacker Small Cap Investment Fund, LLC, an unregistered limited partnership managed by the portfolio managers of the Fund.

Past performance does not guarantee future results. Call (800) 392-2673 or visit www.sbhfunds.com for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Industrials	30.6%
Information Technology	17.1%
Health Care	10.9%
Consumer Discretionary	9.6%
Materials	9.0%
Financials	6.1%
Energy	4.3%
Consumer Staples	3.2%
Real Estate	2.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
KBR, Inc.	2.3%
Descartes Systems Group, Inc. (The)	2.1%
CACI International, Inc.	2.1%
SPX Technologies, Inc.	2.0%
Agilysys, Inc.	2.0%
Casella Waste Systems, Inc.	1.9%
ITT, Inc.	1.8%
REV Group, Inc.	1.8%
Element Solutions, Inc.	1.7%
EMCOR Group, Inc.	1.7%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Country Weighting (% of net assets)

Value	Value
United States	88.8%
Canada	3.5%
Jersey	0.7%

Fund Statistics

Net Assets	$79,663,310
Number of Portfolio Holdings	84
Portfolio Turnover	18%
Advisory Fee	$305,283
Fees Waived/Reimbursed	$(39,583)
Net Advisory Fee	$265,700
Advisory Fee %	0.80%
Adviser Waiver %	-0.10%
Net %	0.70%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology. Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.sbhfunds.com), including its:

  Prospectus/Statement of Additional Information

  Financial information

  Holdings

  Proxy voting information

  Fact sheets

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Segall Bryant & Hamill Small Cap Core Fund

TSR-SAR 063024-SBHCX

Semi-Annual Shareholder Report - June 30, 2024

Segall Bryant & Hamill Small Cap Core Fund - Institutional (SBASX)

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Core Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.

Fund Management

Jeffrey C. Paulis, CFA Portfolio Manager

Mark T. Dickherber, CFA CPA Portfolio Manager

CFA is a trademark owned by CFA Institute.

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Small Cap Core Fund – Institutional Class returned 5.31% against a return of 1.73% for the Russell 2000® Index and 13.56% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

  For the first half of 2024, the three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Information Technology, and Consumer Discretionary. Industrials benefited from strong stock selection and the Fund’s weighting in the sector. The three individual securities that contributed the most on an absolute basis were Modine Manufacturing Co., EMCOR Group, Inc., and SPX Technologies, Inc. Modine demonstrated strong operational momentum due to management’s structural improvements to the business.

  The three sectors that detracted most from the Fund’s returns on an absolute basis in the first half of 2024 were Financials, Materials, and Real Estate. The Financials sector underperformed the market, benefiting the Fund due to its smaller weighting while stock selection in the sector was a drag on performance. The three securities that detracted the most on an absolute basis were Five Below, Inc., Five9, Inc., and Fox Factory Holding Corp. Five Below battled multiple challenges during the period including weaker consumer spending and lagging strong prior results.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	0.99%

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH Small Cap Core - Inst	Russell 3000® Total Return Index	Russell 2000® Total Return Index
Jun-2014	$250,000	$250,000	$250,000
Jun-2015	$251,827	$268,235	$266,214
Jun-2016	$237,573	$273,971	$248,296
Jun-2017	$280,702	$324,682	$309,379
Jun-2018	$326,023	$372,664	$363,724
Jun-2019	$340,278	$406,138	$351,687
Jun-2020	$345,395	$432,657	$328,387
Jun-2021	$514,985	$623,738	$532,072
Jun-2022	$437,684	$537,253	$398,003
Jun-2023	$506,893	$639,082	$446,984
Jun-2024	$577,765	$786,870	$491,934

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
Modine Manufacturing Co.	1.67	1.07
EMCOR Group, Inc.	1.64	0.83
SPX Technologies, Inc.	1.75	0.61
Texas Roadhouse, Inc.	1.57	0.56
CACI International Inc.	1.78	0.54
Bottom 5
Allegiant Travel Co.	0.54	-0.25
Materion Corp.	1.17	-0.26
Fox Factory Holding Corp.	0.70	-0.27
Five9, Inc.	0.81	-0.47
Five Below, Inc.	0.74	-0.47

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years	Since Inception (12/15/2003)
SBH Small Cap Core - Inst	5.31%	13.98%	11.17%	8.74%	9.23%
Russell 3000® Total Return Index	13.56%	23.13%	14.14%	12.15%	10.10%
Russell 2000® Total Return Index	1.73%	10.06%	6.94%	7.00%	8.00%

Performance data quoted represents past performance and does not guarantee future results. The quoted performance reflects the past performance of Lower Wacker Small Cap Investment Fund, LLC, an unregistered limited partnership managed by the portfolio managers of the Fund.

Past performance does not guarantee future results. Call (800) 392-2673 or visit www.sbhfunds.com for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Industrials	30.6%
Information Technology	17.1%
Health Care	10.9%
Consumer Discretionary	9.6%
Materials	9.0%
Financials	6.1%
Energy	4.3%
Consumer Staples	3.2%
Real Estate	2.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
KBR, Inc.	2.3%
Descartes Systems Group, Inc. (The)	2.1%
CACI International, Inc.	2.1%
SPX Technologies, Inc.	2.0%
Agilysys, Inc.	2.0%
Casella Waste Systems, Inc.	1.9%
ITT, Inc.	1.8%
REV Group, Inc.	1.8%
Element Solutions, Inc.	1.7%
EMCOR Group, Inc.	1.7%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Country Weighting (% of net assets)

Value	Value
United States	88.8%
Canada	3.5%
Jersey	0.7%

Fund Statistics

Net Assets	$79,663,310
Number of Portfolio Holdings	84
Portfolio Turnover	18%
Advisory Fee	$305,283
Fees Waived/Reimbursed	$(39,583)
Net Advisory Fee	$265,700
Advisory Fee %	0.80%
Adviser Waiver %	-0.10%
Net %	0.70%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology. Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.sbhfunds.com), including its:

  Prospectus/Statement of Additional Information

  Financial information

  Holdings

  Proxy voting information

  Fact sheets

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Segall Bryant & Hamill Small Cap Core Fund

TSR-SAR 063024-SBASX

Semi-Annual Shareholder Report - June 30, 2024

Segall Bryant & Hamill All Cap Fund - Retail (SBRAX)

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Segall Bryant & Hamill All Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.

Fund Management

Ralph M. Segall, CFA, CIC Portfolio Manager

Suresh Rajagopal, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill All Cap Fund – Retail Class returned 10.67% against a return of 13.56% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

  For the first half of 2024, the three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Industrials, and Financials. Excitement around artificial intelligence drove strong performance for the Information Technology sector. The three individual securities that contributed the most on an absolute basis were Alphabet, Inc., Novo Nordisk A/S, and Microsoft Corp. Novo Nordisk delivered strong growth driven by robust demand for its GLP-1 franchises.

  The three sectors that detracted most from the Fund’s returns on an absolute basis over the first half of 2024 were Real Estate, Energy, and Materials. As of June 30, the Fund remained underweight and highly selective in the Real Estate sector. The three individual securities that detracted the most on an absolute basis were Globe Life, Inc., Perrigo Co. PLC, and Baker Hughes Co. Globe Life was the subject of a series of attacks by short sellers and the company has been adamant that those claims are unfounded.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$49	0.99%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH All Cap - Retail	Russell 3000® Total Return Index
Jun-2014	$10,000	$10,000
Jun-2015	$10,812	$10,729
Jun-2016	$10,804	$10,959
Jun-2017	$12,205	$12,987
Jun-2018	$13,529	$14,907
Jun-2019	$15,058	$16,246
Jun-2020	$16,579	$17,306
Jun-2021	$23,620	$24,950
Jun-2022	$20,714	$21,490
Jun-2023	$23,154	$25,563
Jun-2024	$27,134	$31,475

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
Alphabet, Inc.	3.59	1.00
Novo Nordisk A/S	2.68	0.93
Microsoft Corp.	4.86	0.90
Reinsurance Group of America, Inc.	2.94	0.77
ASML Holding N.V.	1.79	0.61
Bottom 5
Zoetis, Inc.	1.38	-0.16
Vail Resorts, Inc.	0.98	-0.16
Baker Hughes Co.	0.31	-0.16
Perrigo Co. PLC	1.16	-0.18
Globe Life, Inc.	1.64	-0.71

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years	Since Inception (12/09/2019)
SBH All Cap - Retail	10.67%	17.19%	12.50%	10.50%	10.92%
Russell 3000® Total Return Index	13.56%	23.13%	14.14%	12.15%	12.84%

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Retail Class shares prior to their inception date is based on the performance of the Institutional Class.

Past performance does not guarantee future results. Call (800) 392-2673 or visit www.sbhfunds.com for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Information Technology	27.3%
Financials	16.3%
Health Care	15.2%
Industrials	11.9%
Consumer Discretionary	9.9%
Consumer Staples	6.4%
Energy	4.1%
Communication Services	4.0%
Materials	2.0%
Real Estate	1.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	5.0%
Alphabet, Inc.	4.0%
Reinsurance Group of America, Inc.	2.8%
Visa, Inc.	2.8%
JPMorgan Chase & Co.	2.6%
Novo Nordisk A/S	2.5%
ServiceNow, Inc.	2.5%
Quanta Services, Inc.	2.5%
Palo Alto Networks, Inc.	2.4%
Apple, Inc.	2.4%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Country Weighting (% of net assets)

Value	Value
United States	87.5%
United Kingdom	2.6%
Denmark	2.5%
Netherlands	2.1%
Ireland	1.9%
Canada	1.5%

Fund Statistics

Net Assets	$117,684,987
Number of Portfolio Holdings	55
Portfolio Turnover	14%
Advisory Fee	$393,915
Fees Waived/Reimbursed	$(47,478)
Net Advisory Fee	$346,437
Advisory Fee %	0.65%
Adviser Waiver %	-0.08%
Net %	0.57%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology. Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.sbhfunds.com), including its:

  Prospectus/Statement of Additional Information

  Financial information

  Holdings

  Proxy voting information

  Fact sheets

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Segall Bryant & Hamill All Cap Fund

TSR-SAR 063024-SBRAX

Semi-Annual Shareholder Report - June 30, 2024

Segall Bryant & Hamill All Cap Fund - Institutional (SBHAX)

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Segall Bryant & Hamill All Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.

Fund Management

Ralph M. Segall, CFA, CIC Portfolio Manager

Suresh Rajagopal, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill All Cap Fund – Institutional Class returned 10.71% against a return of 13.56% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

  For the first half of 2024, the three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Industrials, and Financials. Excitement around artificial intelligence drove strong performance for the Information Technology sector. The three individual securities that contributed the most on an absolute basis were Alphabet, Inc., Novo Nordisk A/S, and Microsoft Corp. Novo Nordisk delivered strong growth driven by robust demand for its GLP-1 franchises.

  The three sectors that detracted most from the Fund’s returns on an absolute basis over the first half of 2024 were Real Estate, Energy, and Materials. As of June 30, the Fund remained underweight and highly selective in the Real Estate sector. The three individual securities that detracted the most on an absolute basis were Globe Life, Inc., Perrigo Co. PLC, and Baker Hughes Co. Globe Life was the subject of a series of attacks by short sellers and the company has been adamant that those claims are unfounded.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.84%

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH All Cap - Inst	Russell 3000® Total Return Index
Jun-2014	$250,000	$250,000
Jun-2015	$270,709	$268,235
Jun-2016	$270,901	$273,971
Jun-2017	$306,504	$324,682
Jun-2018	$340,246	$372,664
Jun-2019	$379,275	$406,138
Jun-2020	$418,114	$432,657
Jun-2021	$595,988	$623,738
Jun-2022	$522,703	$537,253
Jun-2023	$584,310	$639,082
Jun-2024	$685,290	$786,870

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
Alphabet, Inc.	3.59	1.00
Novo Nordisk A/S	2.68	0.93
Microsoft Corp.	4.86	0.90
Reinsurance Group of America, Inc.	2.94	0.77
ASML Holding N.V.	1.79	0.61
Bottom 5
Zoetis, Inc.	1.38	-0.16
Vail Resorts, Inc.	0.98	-0.16
Baker Hughes Co.	0.31	-0.16
Perrigo Co. PLC	1.16	-0.18
Globe Life, Inc.	1.64	-0.71

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years	Since Inception (07/31/2013)
SBH All Cap - Inst	10.71%	17.28%	12.56%	10.61%	11.04%
Russell 3000® Total Return Index	13.56%	23.13%	14.14%	12.15%	12.84%

Performance data quoted represents past performance and does not guarantee future results.

Past performance does not guarantee future results. Call (800) 392-2673 or visit www.sbhfunds.com for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Information Technology	27.3%
Financials	16.3%
Health Care	15.2%
Industrials	11.9%
Consumer Discretionary	9.9%
Consumer Staples	6.4%
Energy	4.1%
Communication Services	4.0%
Materials	2.0%
Real Estate	1.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	5.0%
Alphabet, Inc.	4.0%
Reinsurance Group of America, Inc.	2.8%
Visa, Inc.	2.8%
JPMorgan Chase & Co.	2.6%
Novo Nordisk A/S	2.5%
ServiceNow, Inc.	2.5%
Quanta Services, Inc.	2.5%
Palo Alto Networks, Inc.	2.4%
Apple, Inc.	2.4%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Country Weighting (% of net assets)

Value	Value
United States	87.5%
United Kingdom	2.6%
Denmark	2.5%
Netherlands	2.1%
Ireland	1.9%
Canada	1.5%

Fund Statistics

Net Assets	$117,684,987
Number of Portfolio Holdings	55
Portfolio Turnover	14%
Advisory Fee	$393,915
Fees Waived/Reimbursed	$(47,478)
Net Advisory Fee	$346,437
Advisory Fee %	0.65%
Adviser Waiver %	-0.08%
Net %	0.57%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology. Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.sbhfunds.com), including its:

  Prospectus/Statement of Additional Information

  Financial information

  Holdings

  Proxy voting information

  Fact sheets

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Segall Bryant & Hamill All Cap Fund

TSR-SAR 063024-SBHAX

Semi-Annual Shareholder Report - June 30, 2024

Segall Bryant & Hamill Emerging Markets Fund - Retail (SBHEX)

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.

Fund Management

Scott E. Decatur, Ph.D. Portfolio Manager

Nicholas C. Fedako, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Emerging Markets Fund – Retail Class returned 15.39% against a return of 7.49% for the MSCI Emerging Markets Index and 5.28% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

  For the first half of 2024, the countries that contributed most to the Fund’s returns on an absolute basis were Taiwan, India, and China. Taiwan had the largest impact, driven almost entirely by the Information Technology sector as demand for artificial intelligence chips powered semiconductor stocks higher. India’s impact was powered by Financials, as political stability returned to the country following elections. China’s impact was concentrated in Communication Services and Financials as interactive media and banks performed well.

  The countries that detracted most from the Fund’s returns on an absolute basis over the first half of 2024 were Brazil, Mexico, and Thailand. Brazil detracted the most as investors questioned the government’s ability to control the budget deficit. Mexico ended the period lower as the ruling party victory sparked concerns of increased control of the state economy. Thailand modestly detracted as Financials declined with banks facing higher funding costs.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$69	1.38%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH Emerging Markets - Retail	MSCI Emerging Markets Index	MSCI ACWI ex-USA Investable Market Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$9,223	$9,487	$9,503
Jun-2016	$8,031	$8,344	$8,590
Jun-2017	$10,155	$10,325	$10,345
Jun-2018	$10,918	$11,172	$11,146
Jun-2019	$10,836	$11,307	$11,175
Jun-2020	$9,827	$10,924	$10,646
Jun-2021	$13,876	$15,392	$14,604
Jun-2022	$10,987	$11,500	$11,704
Jun-2023	$11,882	$11,701	$13,164
Jun-2024	$14,936	$13,170	$14,687

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
Taiwan Semiconductor Manufacturing Co., Ltd.	7.51	4.26
Hon Hai Precision Industry Co., Ltd.	1.49	1.10
Tencent Holdings, Ltd.	2.86	0.77
Hisense Home Appliances Group Co., Ltd.	0.88	0.59
Wasion Holdings, Ltd.	0.67	0.44
Bottom 5
SABIC Agri-Nutrients Co.	0.63	-0.17
Samsung SDS Co., Ltd.	0.89	-0.20
Xinyi Solar Holdings, Ltd.	0.20	-0.21
Vipshop Holdings, Ltd.	1.07	-0.27
Vale S.A.	0.88	-0.33

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years	Since Inception (06/30/2014)
SBH Emerging Markets - Retail	15.39%	25.70%	6.63%	4.09%	3.26%
MSCI Emerging Markets Index	7.49%	12.55%	3.10%	2.79%	2.05%
MSCI ACWI ex-USA Investable Market Index	5.28%	11.57%	5.62%	3.92%	4.37%

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Retail Class shares prior to their inception date is based on the performance of the Institutional Class.

Past performance does not guarantee future results. Call (800) 392-2673 or visit www.sbhfunds.com for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Information Technology	25.0%
Financials	22.3%
Consumer Discretionary	12.5%
Communication Services	8.7%
Materials	7.1%
Industrials	7.0%
Energy	5.2%
Consumer Staples	4.9%
Utilities	3.1%
Health Care	3.1%
Real Estate	1.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	8.4%
Tencent Holdings, Ltd.	3.3%
Samsung Electronics Co., Ltd.	2.7%
Hon Hai Precision Industry Co., Ltd.	1.9%
Largan Precision Co., Ltd.	1.3%
Samsung Electronics Co., Ltd.	1.2%
Bank of China, Ltd.	1.1%
United Microelectronics Corp.	1.1%
CTBC Financial Holding Co., Ltd.	1.0%
China Construction Bank Corp.	1.0%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Country Weighting (% of net assets)

Value	Value
China	25.7%
Taiwan	19.4%
India	19.3%
South Korea	12.4%
Brazil	3.9%
Saudi Arabia	3.9%
South Africa	2.8%
Mexico	1.9%
Indonesia	1.6%
Thailand	1.5%
Other Countries	7.8%

Fund Statistics

Net Assets	$67,305,370
Number of Portfolio Holdings	487
Portfolio Turnover	38%
Advisory Fee	$250,988
Fees Waived/Reimbursed	$(175,134)
Net Advisory Fee	$75,854
Advisory Fee %	0.90%
Adviser Waiver %	-0.63%
Net %	0.27%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology. Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.sbhfunds.com), including its:

  Prospectus/Statement of Additional Information

  Financial information

  Holdings

  Proxy voting information

  Fact sheets

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Segall Bryant & Hamill Emerging Markets Fund

TSR-SAR 063024-SBHEX

Semi-Annual Shareholder Report - June 30, 2024

Segall Bryant & Hamill Emerging Markets Fund - Institutional (SBEMX)

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.

Fund Management

Scott E. Decatur, Ph.D. Portfolio Manager

Nicholas C. Fedako, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Emerging Markets Fund – Institutional Class returned 15.34% against a return of 7.49% for the MSCI Emerging Markets Index and 5.28% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

  For the first half of 2024, the countries that contributed most to the Fund’s returns on an absolute basis were Taiwan, India, and China. Taiwan had the largest impact, driven almost entirely by the Information Technology sector as demand for artificial intelligence chips powered semiconductor stocks higher. India’s impact was powered by Financials, as political stability returned to the country following elections. China’s impact was concentrated in Communication Services and Financials as interactive media and banks performed well.

  The countries that detracted most from the Fund’s returns on an absolute basis over the first half of 2024 were Brazil, Mexico, and Thailand. Brazil detracted the most as investors questioned the government’s ability to control the budget deficit. Mexico ended the period lower as the ruling party victory sparked concerns of increased control of the state economy. Thailand modestly detracted as Financials declined with banks facing higher funding costs.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$61	1.23%

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH Emerging Markets - Inst	MSCI Emerging Markets Index	MSCI ACWI ex-USA Investable Market Index
Jun-2014	$250,000	$250,000	$250,000
Jun-2015	$230,460	$237,187	$237,585
Jun-2016	$200,943	$208,594	$214,746
Jun-2017	$255,010	$258,125	$258,626
Jun-2018	$274,605	$279,298	$278,658
Jun-2019	$273,209	$282,672	$279,386
Jun-2020	$248,138	$273,096	$266,153
Jun-2021	$350,917	$384,803	$365,103
Jun-2022	$278,174	$287,504	$292,604
Jun-2023	$301,686	$292,536	$329,092
Jun-2024	$379,490	$329,242	$367,184

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
Taiwan Semiconductor Manufacturing Co., Ltd.	7.51	4.26
Hon Hai Precision Industry Co., Ltd.	1.49	1.10
Tencent Holdings, Ltd.	2.86	0.77
Hisense Home Appliances Group Co., Ltd.	0.88	0.59
Wasion Holdings, Ltd.	0.67	0.44
Bottom 5
SABIC Agri-Nutrients Co.	0.63	-0.17
Samsung SDS Co., Ltd.	0.89	-0.20
Xinyi Solar Holdings, Ltd.	0.20	-0.21
Vipshop Holdings, Ltd.	1.07	-0.27
Vale S.A.	0.88	-0.33

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years	Since Inception (06/30/2011)
SBH Emerging Markets - Inst	15.34%	25.79%	6.79%	4.26%	3.45%
MSCI Emerging Markets Index	7.49%	12.55%	3.10%	2.79%	2.05%
MSCI ACWI ex-USA Investable Market Index	5.28%	11.57%	5.62%	3.92%	4.37%

Performance data quoted represents past performance and does not guarantee future results.

Past performance does not guarantee future results. Call (800) 392-2673 or visit www.sbhfunds.com for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Information Technology	25.0%
Financials	22.3%
Consumer Discretionary	12.5%
Communication Services	8.7%
Materials	7.1%
Industrials	7.0%
Energy	5.2%
Consumer Staples	4.9%
Utilities	3.1%
Health Care	3.1%
Real Estate	1.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	8.4%
Tencent Holdings, Ltd.	3.3%
Samsung Electronics Co., Ltd.	2.7%
Hon Hai Precision Industry Co., Ltd.	1.9%
Largan Precision Co., Ltd.	1.3%
Samsung Electronics Co., Ltd.	1.2%
Bank of China, Ltd.	1.1%
United Microelectronics Corp.	1.1%
CTBC Financial Holding Co., Ltd.	1.0%
China Construction Bank Corp.	1.0%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Country Weighting (% of net assets)

Value	Value
China	25.7%
Taiwan	19.4%
India	19.3%
South Korea	12.4%
Brazil	3.9%
Saudi Arabia	3.9%
South Africa	2.8%
Mexico	1.9%
Indonesia	1.6%
Thailand	1.5%
Other Countries	7.8%

Fund Statistics

Net Assets	$67,305,370
Number of Portfolio Holdings	487
Portfolio Turnover	38%
Advisory Fee	$250,988
Fees Waived/Reimbursed	$(175,134)
Net Advisory Fee	$75,854
Advisory Fee %	0.90%
Adviser Waiver %	-0.63%
Net %	0.27%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology. Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.sbhfunds.com), including its:

  Prospectus/Statement of Additional Information

  Financial information

  Holdings

  Proxy voting information

  Fact sheets

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Segall Bryant & Hamill Emerging Markets Fund

TSR-SAR 063024-SBEMX

Semi-Annual Shareholder Report - June 30, 2024

Segall Bryant & Hamill International Small Cap Fund - Retail (SBHSX)

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Segall Bryant & Hamill International Small Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.

Fund Management

Scott E. Decatur, Ph.D. Portfolio Manager

Nicholas C. Fedako, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill International Small Cap Fund – Retail Class returned 6.09% against a return of 0.51% for the MSCI EAFE Small Cap Index and 5.28% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

  For the first half of 2024, the countries that contributed most to the Fund’s returns on an absolute basis were Japan, the United Kingdom, and Norway. In Japan, Industrials and Financials were top contributing sectors on higher profits. In the United Kingdom, an improving economic growth outlook benefited companies in the cyclical Industrials and Consumer Discretionary sectors. Shipping companies in the Industrials and Energy sectors in Norway rose on increased demand and improved outlooks.

  The countries that detracted most from the Fund’s returns on an absolute basis over the first half of 2024 were France, Israel, and Switzerland. French equities sold off in June following the announcement of a snap election that could result in a far-right majority in Parliament and a potential move away from the centrist, pro-business policies of the current government. Israeli stocks were down as fears grew that the war in Gaza could lead to a wider conflict in the Middle East. Switzerland ended lower due to analyst downgrades in the Information Technology sector.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$60	1.21%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH International Small Cap - Retail	MSCI EAFE Small Cap Index	MSCI ACWI ex-USA Investable Market Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$9,832	$9,923	$9,503
Jun-2016	$9,312	$9,559	$8,590
Jun-2017	$11,550	$11,775	$10,345
Jun-2018	$12,119	$13,241	$11,146
Jun-2019	$10,449	$12,401	$11,175
Jun-2020	$8,741	$11,964	$10,646
Jun-2021	$12,314	$16,867	$14,604
Jun-2022	$10,022	$12,823	$11,704
Jun-2023	$11,330	$14,128	$13,164
Jun-2024	$13,201	$15,228	$14,687

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
BPER Banca	1.04	0.51
Hoegh Autoliners A.S.A.	0.60	0.41
Koninklijke BAM Groep N.V.	0.85	0.41
Yangzijiang Shipbuilding Holdings, Ltd.	0.65	0.35
Keller Group PLC	0.75	0.32
Bottom 5
Siix Corp.	0.52	-0.14
SSAB A.B.	0.35	-0.16
u-blox Holding A.G.	0.31	-0.16
X-Fab Silicon Foundries S.E.	0.13	-0.17
Embracer Group A.B.	0.27	-0.17

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years	Since Inception (06/30/2014)
SBH International Small Cap - Retail	6.09%	16.51%	4.79%	2.82%	4.88%
MSCI EAFE Small Cap Index	0.51%	7.78%	4.19%	4.29%	5.38%
MSCI ACWI ex-USA Investable Market Index	5.28%	11.57%	5.62%	3.92%	4.22%

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Retail Class shares prior to their inception date is based on the performance of the Institutional Class.

Past performance does not guarantee future results. Call (800) 392-2673 or visit www.sbhfunds.com for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Industrials	23.6%
Consumer Discretionary	12.2%
Financials	12.2%
Real Estate	9.5%
Information Technology	9.5%
Materials	9.3%
Consumer Staples	6.0%
Health Care	5.8%
Communication Services	4.1%
Energy	3.5%
Utilities	2.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Sydbank A/S	1.2%
BPER Banca	1.2%
Marks & Spencer Group PLC	1.2%
Kobe Steel, Ltd.	1.2%
SANKYO Co., Ltd.	1.2%
Betsson A.B.	1.1%
Codan, Ltd.	1.1%
Deutz A.G.	1.1%
Koninklijke BAM Groep N.V.	1.0%
NRW Holdings, Ltd.	1.0%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Country Weighting (% of net assets)

Value	Value
Japan	33.9%
United Kingdom	14.4%
Australia	9.4%
Sweden	5.7%
Germany	3.8%
Switzerland	3.7%
France	3.6%
Italy	3.5%
Norway	3.4%
Israel	2.6%
Other Countries	14.4%

Fund Statistics

Net Assets	$70,115,928
Number of Portfolio Holdings	249
Portfolio Turnover	51%
Advisory Fee	$418,329
Fees Waived/Reimbursed	$(172,264)
Net Advisory Fee	$246,065
Advisory Fee %	0.90%
Adviser Waiver %	-0.37%
Net %	0.53%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology. Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.sbhfunds.com), including its:

  Prospectus/Statement of Additional Information

  Financial information

  Holdings

  Proxy voting information

  Fact sheets

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Segall Bryant & Hamill International Small Cap Fund

TSR-SAR 063024-SBHSX

Semi-Annual Shareholder Report - June 30, 2024

Segall Bryant & Hamill International Small Cap Fund - Institutional (SBSIX)

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Segall Bryant & Hamill International Small Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.

Fund Management

Scott E. Decatur, Ph.D. Portfolio Manager

Nicholas C. Fedako, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill International Small Cap Fund – Institutional Class returned 6.23% against a return of 0.51% for the MSCI EAFE Small Cap Index and 5.28% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

  For the first half of 2024, the countries that contributed most to the Fund’s returns on an absolute basis were Japan, the United Kingdom, and Norway. In Japan, Industrials and Financials were top contributing sectors on higher profits. In the United Kingdom, an improving economic growth outlook benefited companies in the cyclical Industrials and Consumer Discretionary sectors. Shipping companies in the Industrials and Energy sectors in Norway rose on increased demand and improved outlooks.

  The countries that detracted most from the Fund’s returns on an absolute basis over the first half of 2024 were France, Israel, and Switzerland. French equities sold off in June following the announcement of a snap election that could result in a far-right majority in Parliament and a potential move away from the centrist, pro-business policies of the current government. Israeli stocks were down as fears grew that the war in Gaza could lead to a wider conflict in the Middle East. Switzerland ended lower due to analyst downgrades in the Information Technology sector.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	1.05%

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH International Small Cap - Inst	MSCI EAFE Small Cap Index	MSCI ACWI ex-USA Investable Market Index
Jun-2014	$250,000	$250,000	$250,000
Jun-2015	$246,102	$248,086	$237,585
Jun-2016	$233,510	$238,985	$214,746
Jun-2017	$290,460	$294,378	$258,626
Jun-2018	$305,373	$331,024	$278,658
Jun-2019	$264,214	$310,017	$279,386
Jun-2020	$221,455	$299,105	$266,153
Jun-2021	$312,495	$421,686	$365,103
Jun-2022	$254,568	$320,576	$292,604
Jun-2023	$288,249	$353,194	$329,092
Jun-2024	$336,512	$380,688	$367,184

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
BPER Banca	1.04	0.51
Hoegh Autoliners A.S.A.	0.60	0.41
Koninklijke BAM Groep N.V.	0.85	0.41
Yangzijiang Shipbuilding Holdings, Ltd.	0.65	0.35
Keller Group PLC	0.75	0.32
Bottom 5
Siix Corp.	0.52	-0.14
SSAB A.B.	0.35	-0.16
u-blox Holding A.G.	0.31	-0.16
X-Fab Silicon Foundries S.E.	0.13	-0.17
Embracer Group A.B.	0.27	-0.17

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years	Since Inception (05/31/2011)
SBH International Small Cap - Inst	6.23%	16.74%	4.96%	3.02%	5.10%
MSCI EAFE Small Cap Index	0.51%	7.78%	4.19%	4.29%	5.38%
MSCI ACWI ex-USA Investable Market Index	5.28%	11.57%	5.62%	3.92%	4.22%

Performance data quoted represents past performance and does not guarantee future results.

Past performance does not guarantee future results. Call (800) 392-2673 or visit www.sbhfunds.com for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Industrials	23.6%
Consumer Discretionary	12.2%
Financials	12.2%
Real Estate	9.5%
Information Technology	9.5%
Materials	9.3%
Consumer Staples	6.0%
Health Care	5.8%
Communication Services	4.1%
Energy	3.5%
Utilities	2.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Sydbank A/S	1.2%
BPER Banca	1.2%
Marks & Spencer Group PLC	1.2%
Kobe Steel, Ltd.	1.2%
SANKYO Co., Ltd.	1.2%
Betsson A.B.	1.1%
Codan, Ltd.	1.1%
Deutz A.G.	1.1%
Koninklijke BAM Groep N.V.	1.0%
NRW Holdings, Ltd.	1.0%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Country Weighting (% of net assets)

Value	Value
Japan	33.9%
United Kingdom	14.4%
Australia	9.4%
Sweden	5.7%
Germany	3.8%
Switzerland	3.7%
France	3.6%
Italy	3.5%
Norway	3.4%
Israel	2.6%
Other Countries	14.4%

Fund Statistics

Net Assets	$70,115,928
Number of Portfolio Holdings	249
Portfolio Turnover	51%
Advisory Fee	$418,329
Fees Waived/Reimbursed	$(172,264)
Net Advisory Fee	$246,065
Advisory Fee %	0.90%
Adviser Waiver %	-0.37%
Net %	0.53%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology. Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.sbhfunds.com), including its:

  Prospectus/Statement of Additional Information

  Financial information

  Holdings

  Proxy voting information

  Fact sheets

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Segall Bryant & Hamill International Small Cap Fund

TSR-SAR 063024-SBSIX

Semi-Annual Shareholder Report - June 30, 2024

Segall Bryant & Hamill International Equity Fund - Retail (CIQRX)

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Segall Bryant & Hamill International Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.

Fund Management

Scott E. Decatur, Ph.D. Portfolio Manager

Nicholas C. Fedako, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill International Equity Fund – Retail Class returned 4.87% against a return of 5.34% for the MSCI EAFE Index and 5.28% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

  For the first half of 2024, the countries that contributed most to the Fund’s returns on an absolute basis were Japan, the United Kingdom, and the Netherlands. In Japan, Industrials and Financials were top contributing sectors on higher profits. The Netherlands benefited from strong performance of semiconductor manufacturers in the Information Technology sector, driven by demand for artificial intelligence chips. In the United Kingdom, stronger earnings boosted stocks in the Financials and Consumer Staples sectors.

  The countries that detracted most from the Fund’s returns on an absolute basis over the first half of 2024 were France, Australia, and New Zealand. France finished the period lower after the announcement of a snap election that could result in a far-right majority in Parliament and a move away from the centrist, pro-business policies of the current government. Materials companies in Australia ended lower as a result of falling iron ore prices. In New Zealand, Industrials and Utilities fell as the government looked to address slower economic growth and rising unemployment.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$57	1.14%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	SBH International Equity - Retail	MSCI EAFE Index	MSCI ACWI ex-USA Investable Market Index
Oct-2021	$10,000	$10,000	$10,000
Jun-2022	$8,364	$8,039	$7,997
Jun-2023	$9,957	$9,549	$8,994
Jun-2024	$11,403	$10,650	$10,035

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
Novo Nordisk A/S	1.51	0.53
Traton S.E.	1.05	0.45
Mitsubishi Corp.	0.85	0.42
Banco de Sabadell S.A.	0.68	0.40
ASML Holding N.V.	1.29	0.30
Bottom 5
Deutsche Lufthansa A.G.	0.50	-0.19
ONO Pharmaceutical Co., Ltd.	0.74	-0.19
JD Sports Fashion PLC	0.35	-0.21
STMicroelectronics N.V.	0.92	-0.21
Fortescue, Ltd.	0.89	-0.22

Average Annual Total Returns

	6 Months	1 Year	Since Inception (12/08/2023)
SBH International Equity - Retail	4.87%	14.52%	5.03%
MSCI EAFE Index	5.34%	11.54%	2.38%
MSCI ACWI ex-USA Investable Market Index	5.28%	11.57%	0.13%

Performance data quoted represents past performance and does not guarantee future results. The quoted performance reflects the past performance of Segall Bryant & Hamill International Fund LP, an unregistered limited partnership managed by the portfolio managers of the Fund.

Past performance does not guarantee future results. Call (800) 392-2673 or visit www.sbhfunds.com for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Financials	19.6%
Industrials	16.1%
Health Care	13.1%
Consumer Discretionary	10.8%
Information Technology	9.0%
Consumer Staples	8.1%
Materials	6.6%
Energy	4.2%
Communication Services	3.9%
Utilities	3.2%
Real Estate	1.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Novartis A.G.	2.0%
Novo Nordisk A/S	1.8%
Shell PLC	1.7%
ASML Holding N.V.	1.4%
GSK PLC	1.4%
KDDI Corp.	1.2%
MS&AD Insurance Group Holdings, Inc.	1.2%
Roche Holding A.G.	1.2%
Honda Motor Co., Ltd.	1.1%
Komatsu, Ltd.	1.1%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Country Weighting (% of net assets)

Value	Value
Japan	21.9%
United Kingdom	14.2%
France	10.4%
Switzerland	8.9%
Germany	8.1%
Australia	6.9%
Netherlands	4.9%
Sweden	3.5%
Denmark	3.4%
Italy	2.8%
Other Countries	11.5%

Fund Statistics

Net Assets	$2,598,153
Number of Portfolio Holdings	334
Portfolio Turnover	57%
Advisory Fee	$8,639
Fees Waived/Reimbursed	$(179,924)
Net Advisory Fee	$(171,285)
Advisory Fee %	0.75%
Adviser Waiver %	-15.59%
Net %	-14.84%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology. Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.sbhfunds.com), including its:

  Prospectus/Statement of Additional Information

  Financial information

  Holdings

  Proxy voting information

  Fact sheets

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Segall Bryant & Hamill International Equity Fund

TSR-SAR 063024-CIQRX

Semi-Annual Shareholder Report - June 30, 2024

Segall Bryant & Hamill International Equity Fund - Institutional (CIEQX)

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Segall Bryant & Hamill International Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.

Fund Management

Scott E. Decatur, Ph.D. Portfolio Manager

Nicholas C. Fedako, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill International Equity Fund – Institutional Class returned 4.97% against a return of 5.34% for the MSCI EAFE Index and 5.28% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

  For the first half of 2024, the countries that contributed most to the Fund’s returns on an absolute basis were Japan, the United Kingdom, and the Netherlands. In Japan, Industrials and Financials were top contributing sectors on higher profits. The Netherlands benefited from strong performance of semiconductor manufacturers in the Information Technology sector, driven by demand for artificial intelligence chips. In the United Kingdom, stronger earnings boosted stocks in the Financials and Consumer Staples sectors.

  The countries that detracted most from the Fund’s returns on an absolute basis over the first half of 2024 were France, Australia, and New Zealand. France finished the period lower after the announcement of a snap election that could result in a far-right majority in Parliament and a move away from the centrist, pro-business policies of the current government. Materials companies in Australia ended lower as a result of falling iron ore prices. In New Zealand, Industrials and Utilities fell as the government looked to address slower economic growth and rising unemployment.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.99%

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH International Equity - Inst	MSCI EAFE Index	MSCI ACWI ex-USA Investable Market Index
Oct-2021	$250,000	$250,000	$250,000
Jun-2022	209,297	200,985	199,913
Jun-2023	249,516	238,713	224,842
Jun-2024	286,198	266,253	250,867

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
Novo Nordisk A/S	1.51	0.53
Traton S.E.	1.05	0.45
Mitsubishi Corp.	0.85	0.42
Banco de Sabadell S.A.	0.68	0.40
ASML Holding N.V.	1.29	0.30
Bottom 5
Deutsche Lufthansa A.G.	0.50	-0.19
ONO Pharmaceutical Co., Ltd.	0.74	-0.19
JD Sports Fashion PLC	0.35	-0.21
STMicroelectronics N.V.	0.92	-0.21
Fortescue, Ltd.	0.89	-0.22

Average Annual Total Returns

	6 Months	1 Year	Since Inception (10/27/2021)
SBH International Equity - Inst	4.97%	14.70%	5.19%
MSCI EAFE Index	5.34%	11.54%	2.38%
MSCI ACWI ex-USA Investable Market Index	5.28%	11.57%	0.13%

Performance data quoted represents past performance and does not guarantee future results. The quoted performance reflects the past performance of Segall Bryant & Hamill International Fund LP, an unregistered limited partnership managed by the portfolio managers of the Fund.

Past performance does not guarantee future results. Call (800) 392-2673 or visit www.sbhfunds.com for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Financials	19.6%
Industrials	16.1%
Health Care	13.1%
Consumer Discretionary	10.8%
Information Technology	9.0%
Consumer Staples	8.1%
Materials	6.6%
Energy	4.2%
Communication Services	3.9%
Utilities	3.2%
Real Estate	1.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Novartis A.G.	2.0%
Novo Nordisk A/S	1.8%
Shell PLC	1.7%
ASML Holding N.V.	1.4%
GSK PLC	1.4%
KDDI Corp.	1.2%
MS&AD Insurance Group Holdings, Inc.	1.2%
Roche Holding A.G.	1.2%
Honda Motor Co., Ltd.	1.1%
Komatsu, Ltd.	1.1%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Country Weighting (% of net assets)

Value	Value
Japan	21.9%
United Kingdom	14.2%
France	10.4%
Switzerland	8.9%
Germany	8.1%
Australia	6.9%
Netherlands	4.9%
Sweden	3.5%
Denmark	3.4%
Italy	2.8%
Other Countries	11.5%

Fund Statistics

Net Assets	$2,598,153
Number of Portfolio Holdings	334
Portfolio Turnover	57%
Advisory Fee	$8,639
Fees Waived/Reimbursed	$(179,924)
Net Advisory Fee	$(171,285)
Advisory Fee %	0.75%
Adviser Waiver %	-15.59%
Net %	-14.84%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology. Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.sbhfunds.com), including its:

  Prospectus/Statement of Additional Information

  Financial information

  Holdings

  Proxy voting information

  Fact sheets

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Segall Bryant & Hamill International Equity Fund

TSR-SAR 063024-CIEQX

Semi-Annual Shareholder Report - June 30, 2024

Segall Bryant & Hamill Global All Cap Fund - Retail (WTMVX)

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Global All Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.

Fund Management

Suresh Rajagopal, CFA Portfolio Manager

Ralph M. Segall, CFA, CIC Portfolio Manager

CFA is a trademark owned by CFA Institute.

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Global All Cap Fund – Retail Class returned 10.29% against a return of 11.75% for the Fund’s regulatory broad-based securities market index, the MSCI World Index.

  For the first half of 2024, the three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Industrials, and Financials. Excitement around artificial intelligence drove strong performance for the Information Technology sector. The three individual securities that contributed the most on an absolute basis were Microsoft Corp., Novo Nordisk A/S, and Alphabet, Inc. Novo Nordisk delivered strong growth driven by robust demand for its GLP-1 franchises.

  The three sectors that detracted most from the Fund’s returns on an absolute basis over the first half of 2024 were Real Estate, Materials, and Energy. As of June 30, the Fund remained underweight and highly selective in the Real Estate sector. The three individual securities that detracted the most on an absolute basis were Global Life, Inc., Perrigo Co. PLC, and Partners Group Holding AG. Globe Life was the subject of a series of attacks by short sellers and the company has been adamant that those claims are unfounded.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$44	0.89%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH Global All Cap - Retail	MSCI World Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,721	$10,143
Jun-2016	$10,400	$9,861
Jun-2017	$11,787	$11,655
Jun-2018	$12,127	$12,948
Jun-2019	$13,418	$13,767
Jun-2020	$12,979	$14,159
Jun-2021	$17,068	$19,687
Jun-2022	$14,715	$16,864
Jun-2023	$17,603	$19,986
Jun-2024	$20,687	$24,021

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
Microsoft Corp.	4.67	0.85
Novo Nordisk A/S	2.17	0.77
Alphabet, Inc.	2.46	0.69
Beazley PLC	1.72	0.58
Reinsurance Group of America, Inc.	2.14	0.56
Bottom 5
Zoetis, Inc.	1.22	-0.13
Oriental Land Co., Ltd.	0.54	-0.18
Partners Group Holding A.G.	1.90	-0.21
Perrigo Co. PLC	1.27	-0.21
Globe Life, Inc.	1.65	-0.69

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years	Since Inception (06/01/1988)
SBH Global All Cap - Retail	10.29%	17.52%	9.04%	7.54%	8.53%
MSCI World Index	11.75%	20.19%	11.78%	9.16%	7.75%

Performance data quoted represents past performance and does not guarantee future results.

Past performance does not guarantee future results. Call (800) 392-2673 or visit www.sbhfunds.com for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Information Technology	26.2%
Financials	14.3%
Industrials	13.7%
Health Care	13.0%
Consumer Discretionary	11.8%
Consumer Staples	7.1%
Communication Services	4.7%
Energy	4.2%
Materials	1.6%
Real Estate	1.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.9%
JPMorgan Chase & Co.	2.9%
Alphabet, Inc.	2.8%
Visa, Inc.	2.8%
Apple, Inc.	2.5%
ServiceNow, Inc.	2.5%
Marvell Technology, Inc.	2.5%
Quanta Services, Inc.	2.5%
Constellation Software, Inc.	2.4%
Novo Nordisk A/S	2.3%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Country Weighting (% of net assets)

Value	Value
United States	58.2%
Canada	8.3%
United Kingdom	7.7%
France	6.5%
Belgium	3.4%
Switzerland	2.9%
Denmark	2.3%
Ireland	2.0%
Japan	1.9%
Netherlands	1.8%
Other Countries	2.6%

Fund Statistics

Net Assets	$34,364,132
Number of Portfolio Holdings	56
Portfolio Turnover	11%
Advisory Fee	$108,612
Fees Waived/Reimbursed	$(73,174)
Net Advisory Fee	$35,438
Advisory Fee %	0.65%
Adviser Waiver %	-0.44%
Net %	0.21%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology. Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.sbhfunds.com), including its:

  Prospectus/Statement of Additional Information

  Financial information

  Holdings

  Proxy voting information

  Fact sheets

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Segall Bryant & Hamill Global All Cap Fund

TSR-SAR 063024-WTMVX

Semi-Annual Shareholder Report - June 30, 2024

Segall Bryant & Hamill Global All Cap Fund - Institutional (WIMVX)

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Global All Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.

Fund Management

Suresh Rajagopal, CFA Portfolio Manager

Ralph M. Segall, CFA, CIC Portfolio Manager

CFA is a trademark owned by CFA Institute.

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Global All Cap Fund – Institutional Class returned 10.34% against a return of 11.75% for the Fund’s regulatory broad-based securities market index, the MSCI World Index.

  For the first half of 2024, the three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Industrials, and Financials. Excitement around artificial intelligence drove strong performance for the Information Technology sector. The three individual securities that contributed the most on an absolute basis were Microsoft Corp., Novo Nordisk A/S, and Alphabet, Inc. Novo Nordisk delivered strong growth driven by robust demand for its GLP-1 franchises.

  The three sectors that detracted most from the Fund’s returns on an absolute basis over the first half of 2024 were Real Estate, Materials, and Energy. As of June 30, the Fund remained underweight and highly selective in the Real Estate sector. The three individual securities that detracted the most on an absolute basis were Global Life, Inc., Perrigo Co. PLC, and Partners Group Holding AG. Globe Life was the subject of a series of attacks by short sellers and the company has been adamant that those claims are unfounded.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$37	0.74%

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH Global All Cap - Inst	MSCI World Index
Jun-2014	$250,000	$250,000
Jun-2015	$243,398	$253,574
Jun-2016	$260,769	$246,526
Jun-2017	$296,164	$291,383
Jun-2018	$305,036	$323,689
Jun-2019	$338,105	$344,181
Jun-2020	$327,049	$353,967
Jun-2021	$430,973	$492,171
Jun-2022	$372,183	$421,604
Jun-2023	$445,604	$499,644
Jun-2024	$524,557	$600,534

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
Microsoft Corp.	4.67	0.85
Novo Nordisk A/S	2.17	0.77
Alphabet, Inc.	2.46	0.69
Beazley PLC	1.72	0.58
Reinsurance Group of America, Inc.	2.14	0.56
Bottom 5
Zoetis, Inc.	1.22	-0.13
Oriental Land Co., Ltd.	0.54	-0.18
Partners Group Holding A.G.	1.90	-0.21
Perrigo Co. PLC	1.27	-0.21
Globe Life, Inc.	1.65	-0.69

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years	Since Inception (09/28/2007)
SBH Global All Cap - Inst	10.34%	17.72%	9.18%	7.69%	8.61%
MSCI World Index	11.75%	20.19%	11.78%	9.16%	7.75%

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Institutional Class shares prior to their inception date is based on the performance of the Retail Class.

Past performance does not guarantee future results. Call (800) 392-2673 or visit www.sbhfunds.com for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Information Technology	26.2%
Financials	14.3%
Industrials	13.7%
Health Care	13.0%
Consumer Discretionary	11.8%
Consumer Staples	7.1%
Communication Services	4.7%
Energy	4.2%
Materials	1.6%
Real Estate	1.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.9%
JPMorgan Chase & Co.	2.9%
Alphabet, Inc.	2.8%
Visa, Inc.	2.8%
Apple, Inc.	2.5%
ServiceNow, Inc.	2.5%
Marvell Technology, Inc.	2.5%
Quanta Services, Inc.	2.5%
Constellation Software, Inc.	2.4%
Novo Nordisk A/S	2.3%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Country Weighting (% of net assets)

Value	Value
United States	58.2%
Canada	8.3%
United Kingdom	7.7%
France	6.5%
Belgium	3.4%
Switzerland	2.9%
Denmark	2.3%
Ireland	2.0%
Japan	1.9%
Netherlands	1.8%
Other Countries	2.6%

Fund Statistics

Net Assets	$34,364,132
Number of Portfolio Holdings	56
Portfolio Turnover	11%
Advisory Fee	$108,612
Fees Waived/Reimbursed	$(73,174)
Net Advisory Fee	$35,438
Advisory Fee %	0.65%
Adviser Waiver %	-0.44%
Net %	0.21%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology. Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.sbhfunds.com), including its:

  Prospectus/Statement of Additional Information

  Financial information

  Holdings

  Proxy voting information

  Fact sheets

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Segall Bryant & Hamill Global All Cap Fund

TSR-SAR 063024-WIMVX

Semi-Annual Shareholder Report - June 30, 2024

Segall Bryant & Hamill Short Term Plus Fund - Retail (SBHPX)

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Short Term Plus Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.

Fund Management

James D. Dadura, CFA Portfolio Manager

Gregory C. Hosbein, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Short Term Plus Fund – Retail Class returned 2.11% against a return of 1.38% for the Bloomberg 1-3 Year US Government / Credit Index and -0.71% for the Fund’s regulatory broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

  The Fund holds short maturity 0-3 year securities. Over the period, short assets outperformed all other maturities.

  Sector selection had a positive impact on performance. The Fund was overweight corporate securities and underweight U.S. Treasury securities. Investment grade corporate securities had excess returns of 0.85%.

  Security selection had a positive impact on performance. The Fund benefited from its holdings in BB-rated securities which had an excess return of 2.04% during the period. The Fund’s underweight to financials was a detractor from performance.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$24	0.49%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	SBH Short Term Plus - Retail	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year US Government/Credit Index
Dec-2018	$10,000	$10,000	$10,000
Jun-2019	$10,242	$10,708	$10,324
Jun-2020	$10,447	$11,644	$10,758
Jun-2021	$10,617	$11,605	$10,806
Jun-2022	$10,292	$10,411	$10,421
Jun-2023	$10,534	$10,313	$10,475
Jun-2024	$11,103	$10,585	$10,985

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$16,606,364
Number of Portfolio Holdings	65
Portfolio Turnover	38%
Advisory Fee	$21,770
Fees Waived/Reimbursed	$(72,007)
Net Advisory Fee	$(50,237)
Advisory Fee %	0.25%
Fees Waived/Reimbursed %	-0.83%
Net Advisory Fee %	-0.58%
Average maturity (years)	1.72
30-day SEC yield (with waivers)	4.96%
30-day SEC yield (without waivers)	3.18%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (12/14/2018)
SBH Short Term Plus - Retail	2.11%	5.39%	1.63%	1.91%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.23%	1.03%
Bloomberg 1-3 Year US Government/Credit Index	1.38%	4.87%	1.25%	1.71%

Performance data quoted represents past performance and does not guarantee future results.

Past performance does not guarantee future results. Call (800) 392-2673 or visit www.sbhfunds.com for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Industrial	58.1%
Utility	21.3%
U.S. Treasury Obligations	10.3%
Asset Backed Securities	5.9%
Finance	2.7%
Municipal Bonds	0.1%

Top 10 Corporate Holdings

Holding Name	% of Net Assets
Georgia Power Co.	2.2%
Pacific Gas & Electric Co.	2.2%
Hewlett Packard Enterprise Co.	2.1%
Boardwalk Pipelines LP	2.1%
HCA, Inc.	2.1%
T-Mobile US, Inc.	2.0%
General Mills, Inc.	2.0%
Intel Corp.	2.0%
Kinder Morgan, Inc.	2.0%
Tyco Electronics Group S.A.	2.0%

Percentages are based on Total Net Assets. The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Ratings Allocation

Rating	% Portfolio
Cash	1.0
AAA	3.8
AA	13.7
A	12.0
BBB	61.5
BB	7.0
B	1.1

Duration Distribution

Duration	% Portfolio
0-1 yr	27.8
1-2 yrs	39.5
2-3 yrs	31.0
3-4 yrs	1.7
Effective duration (years)	1.5

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's. The credit ratings range from AAA (highest) to D (lowest). Credit quality does not remove market risk. Totals may not sum to 100% due to rounding.

Duration measures how long it takes, in years, for an investor to be repaid the cost of a fixed income security by the bond's total cash flows. Duration can also measure the sensitivity of a fixed income security's price to changes in interest rates. Totals may not sum to 100% due to rounding.

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.sbhfunds.com), including its:

  Prospectus/Statement of Additional Information

  Financial information

  Holdings

  Proxy voting information

  Fact sheets

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Segall Bryant & Hamill Short Term Plus Fund

TSR-SAR 063024-SBHPX

Semi-Annual Shareholder Report - June 30, 2024

Segall Bryant & Hamill Short Term Plus Fund - Institutional (SBAPX)

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Short Term Plus Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.

Fund Management

James D. Dadura, CFA Portfolio Manager

Gregory C. Hosbein, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Short Term Plus Fund – Institutional Class returned 2.16% against a return of 1.38% for the Bloomberg 1-3 Year US Government / Credit Index and -0.71% for the Fund’s regulatory broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

  The Fund holds short maturity 0-3 year securities. Over the period, short assets outperformed all other maturities.

  Sector selection had a positive impact on performance. The Fund was overweight corporate securities and underweight U.S. Treasury securities. Investment grade corporate securities had excess returns of 0.85%.

  Security selection had a positive impact on performance. The Fund benefited from its holdings in BB-rated securities which had an excess return of 2.04% during the period. The Fund’s underweight to financials was a detractor from performance.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.40%

How has the Fund performed since inception?

Total Return Based on $250,000 Investment

	SBH Short Term Plus - Inst	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year US Government/Credit Index
Dec-2018	$250,000	$250,000	$250,000
Jun-2019	256,131	267,709	258,109
Jun-2020	261,582	291,106	268,958
Jun-2021	266,001	290,136	270,147
Jun-2022	258,112	260,275	260,519
Jun-2023	264,676	257,834	261,887
Jun-2024	279,179	264,617	274,631

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$16,606,364
Number of Portfolio Holdings	65
Portfolio Turnover	38%
Advisory Fee	$21,770
Fees Waived/Reimbursed	$(72,007)
Net Advisory Fee	$(50,237)
Advisory Fee %	0.25%
Fees Waived/Reimbursed %	-0.83%
Net Advisory Fee %	-0.58%
Average maturity (years)	1.72
30-day SEC yield (with waivers)	5.05%
30-day SEC yield (without waivers)	3.65%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (12/14/2018)
SBH Short Term Plus - Inst	2.16%	5.48%	1.74%	2.01%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.23%	1.03%
Bloomberg 1-3 Year US Government/Credit Index	1.38%	4.87%	1.25%	1.71%

Performance data quoted represents past performance and does not guarantee future results.

Past performance does not guarantee future results. Call (800) 392-2673 or visit www.sbhfunds.com for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Industrial	58.1%
Utility	21.3%
U.S. Treasury Obligations	10.3%
Asset Backed Securities	5.9%
Finance	2.7%
Municipal Bonds	0.1%

Top 10 Corporate Holdings

Holding Name	% of Net Assets
Georgia Power Co.	2.2%
Pacific Gas & Electric Co.	2.2%
Hewlett Packard Enterprise Co.	2.1%
Boardwalk Pipelines LP	2.1%
HCA, Inc.	2.1%
T-Mobile US, Inc.	2.0%
General Mills, Inc.	2.0%
Intel Corp.	2.0%
Kinder Morgan, Inc.	2.0%
Tyco Electronics Group S.A.	2.0%

Percentages are based on Total Net Assets. The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Ratings Allocation

Rating	% Portfolio
Cash	1.0
AAA	3.8
AA	13.7
A	12.0
BBB	61.5
BB	7.0
B	1.1

Duration Distribution

Duration	% Portfolio
0-1 yr	27.8
1-2 yrs	39.5
2-3 yrs	31.0
3-4 yrs	1.7
Effective duration (years)	1.5

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's. The credit ratings range from AAA (highest) to D (lowest). Credit quality does not remove market risk. Totals may not sum to 100% due to rounding.

Duration measures how long it takes, in years, for an investor to be repaid the cost of a fixed income security by the bond's total cash flows. Duration can also measure the sensitivity of a fixed income security's price to changes in interest rates. Totals may not sum to 100% due to rounding.

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.sbhfunds.com), including its:

  Prospectus/Statement of Additional Information

  Financial information

  Holdings

  Proxy voting information

  Fact sheets

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Segall Bryant & Hamill Short Term Plus Fund

TSR-SAR 063024-SBAPX

Semi-Annual Shareholder Report - June 30, 2024

Segall Bryant & Hamill Plus Bond Fund - Retail (WTIBX)

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Plus Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.

Fund Management

Troy A. Johnson, CFA Portfolio Manager

Gregory M. Shea, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Plus Bond Fund – Retail Class returned 0.12% against a return of -0.71% for the Fund’s regulatory broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

  Security selection positively impacted performance, driven by the Fund’s overweight exposure towards intermediate corporate bonds and high yield corporate bonds. The Fund's MBS holdings also performed better than those in the index. Higher coupon MBS outperformed lower coupon MBS. The Fund's U.S. Treasury holdings, due to their longer duration, performed worse than those in the index.

  Sector selection had a positive impact on performance in response to the Fund’s overweight position in corporate securities and underweight position in U.S. Treasury securities

  The Fund's overall duration was slightly shorter than the duration of the benchmark. This had a positive impact on performance as interest rates increased.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$27	0.55%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH Plus Bond - Retail	Bloomberg U.S. Aggregate Bond Index
Jun-2014	$10,000	$10,000
Jun-2015	$10,162	$10,186
Jun-2016	$10,740	$10,797
Jun-2017	$10,861	$10,763
Jun-2018	$10,909	$10,720
Jun-2019	$11,713	$11,564
Jun-2020	$12,647	$12,575
Jun-2021	$12,910	$12,533
Jun-2022	$11,482	$11,243
Jun-2023	$11,600	$11,137
Jun-2024	$12,087	$11,430

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$757,417,531
Number of Portfolio Holdings	154
Portfolio Turnover	13%
Advisory Fee	$1,289,390
Fees Waived/Reimbursed	$(444,190)
Net Advisory Fee	$845,200
Advisory Fee %	0.35%
Fees Waived/Reimbursed %	-0.12%
Net Advisory Fee %	0.23%
Average maturity (years)	8.17
30-day SEC yield (with waivers)	4.67%
30-day SEC yield (without waivers)	4.44%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years	Since Inception (06/01/1988)
SBH Plus Bond - Retail	0.12%	4.20%	0.63%	1.91%	5.20%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%	5.33%

Performance data quoted represents past performance and does not guarantee future results.

Past performance does not guarantee future results. Call (800) 392-2673 or visit www.sbhfunds.com for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Mortgage-Backed Securities Passthrough	30.8%
Industrial	23.1%
U.S. Treasury Obligations	23.1%
Finance	8.1%
Utility	6.4%
Municipal Bonds	3.3%
Asset Backed Securities	2.6%
CMO	0.0%

Top 10 Corporate Holdings

Holding Name	% of Net Assets
SBA Tower Trust	1.3%
Virginia Small Business Financing Authority	1.0%
Bank of America Corp.	1.0%
Tennessee Gas Pipeline Co. LLC	1.0%
IIP Operating Partnership LP	1.0%
Oglethorpe Power Corp.	0.9%
Occidental Petroleum Corp.	0.9%
Masco Corp.	0.9%
Provident Funding Associates LP/PFG Finance Corp.	0.8%
California Municipal Finance Authority	0.8%

Percentages are based on Total Net Assets. The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Ratings Allocation

Rating	% Portfolio
Cash	1.9
AAA	55.7
AA	1.2
A	8.8
BBB	18.3
BB	7.8
B	3.8
Not Rated	2.5

Duration Distribution

Duration	% Portfolio
0-1 yr	9.0
1-3 yrs	20.2
3-4 yrs	10.6
4-6 yrs	16.1
6-8 yrs	28.1
8+ yrs	15.9
Effective duration (years)	5.9

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's. The credit ratings range from AAA (highest) to D (lowest). Credit quality does not remove market risk. Totals may not sum to 100% due to rounding.

Duration measures how long it takes, in years, for an investor to be repaid the cost of a fixed income security by the bond's total cash flows. Duration can also measure the sensitivity of a fixed income security's price to changes in interest rates. Totals may not sum to 100% due to rounding.

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.sbhfunds.com), including its:

  Prospectus/Statement of Additional Information

  Financial information

  Holdings

  Proxy voting information

  Fact sheets

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Segall Bryant & Hamill Plus Bond Fund

TSR-SAR 063024-WTIBX

Semi-Annual Shareholder Report - June 30, 2024

Segall Bryant & Hamill Plus Bond Fund - Institutional (WIIBX)

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Plus Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.

Fund Management

Troy A. Johnson, CFA Portfolio Manager

Gregory M. Shea, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Plus Bond Fund – Institutional Class returned 0.19% against a return of -0.71% for the Fund’s regulatory broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

  Security selection positively impacted performance, driven by the Fund’s overweight exposure towards intermediate corporate bonds and high yield corporate bonds. The Fund's MBS holdings also performed better than those in the index. Higher coupon MBS outperformed lower coupon MBS. The Fund's U.S. Treasury holdings, due to their longer duration, performed worse than those in the index.

  Sector selection had a positive impact on performance in response to the Fund’s overweight position in corporate securities and underweight position in U.S. Treasury securities

  The Fund's overall duration was slightly shorter than the duration of the benchmark. This had a positive impact on performance as interest rates increased.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.40%

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH Plus Bond - Inst	Bloomberg U.S. Aggregate Bond Index
Jun-2014	$250,000	$250,000
Jun-2015	$254,389	$254,645
Jun-2016	$269,129	$269,927
Jun-2017	$272,606	$269,077
Jun-2018	$274,221	$268,009
Jun-2019	$295,123	$289,099
Jun-2020	$318,809	$314,365
Jun-2021	$326,016	$313,317
Jun-2022	$290,319	$281,070
Jun-2023	$294,091	$278,435
Jun-2024	$306,697	$285,760

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$757,417,531
Number of Portfolio Holdings	154
Portfolio Turnover	13%
Advisory Fee	$1,289,390
Fees Waived/Reimbursed	$(444,190)
Net Advisory Fee	$845,200
Advisory Fee %	0.35%
Fees Waived/Reimbursed %	-0.12%
Net Advisory Fee %	0.23%
Average maturity (years)	8.17
30-day SEC yield (with waivers)	4.82%
30-day SEC yield (without waivers)	4.58%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years	Since Inception (09/28/2007)
SBH Plus Bond - Inst	0.19%	4.29%	0.77%	2.07%	5.27%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%	5.33%

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Institutional Class shares prior to their inception date is based on the performance of the Retail Class.

Past performance does not guarantee future results. Call (800) 392-2673 or visit www.sbhfunds.com for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Mortgage-Backed Securities Passthrough	30.8%
Industrial	23.1%
U.S. Treasury Obligations	23.1%
Finance	8.1%
Utility	6.4%
Municipal Bonds	3.3%
Asset Backed Securities	2.6%
CMO	0.0%

Top 10 Corporate Holdings

Holding Name	% of Net Assets
SBA Tower Trust	1.3%
Virginia Small Business Financing Authority	1.0%
Bank of America Corp.	1.0%
Tennessee Gas Pipeline Co. LLC	1.0%
IIP Operating Partnership LP	1.0%
Oglethorpe Power Corp.	0.9%
Occidental Petroleum Corp.	0.9%
Masco Corp.	0.9%
Provident Funding Associates LP/PFG Finance Corp.	0.8%
California Municipal Finance Authority	0.8%

Percentages are based on Total Net Assets. The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Ratings Allocation

Rating	% Portfolio
Cash	1.9
AAA	55.7
AA	1.2
A	8.8
BBB	18.3
BB	7.8
B	3.8
Not Rated	2.5

Duration Distribution

Duration	% Portfolio
0-1 yr	9.0
1-3 yrs	20.2
3-4 yrs	10.6
4-6 yrs	16.1
6-8 yrs	28.1
8+ yrs	15.9
Effective duration (years)	5.9

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's. The credit ratings range from AAA (highest) to D (lowest). Credit quality does not remove market risk. Totals may not sum to 100% due to rounding.

Duration measures how long it takes, in years, for an investor to be repaid the cost of a fixed income security by the bond's total cash flows. Duration can also measure the sensitivity of a fixed income security's price to changes in interest rates. Totals may not sum to 100% due to rounding.

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.sbhfunds.com), including its:

  Prospectus/Statement of Additional Information

  Financial information

  Holdings

  Proxy voting information

  Fact sheets

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Segall Bryant & Hamill Plus Bond Fund

TSR-SAR 063024-WIIBX

Semi-Annual Shareholder Report - June 30, 2024

Segall Bryant & Hamill Quality High Yield Fund - Retail (WTLTX)

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Quality High Yield Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.

Fund Management

Troy A. Johnson, CFA Portfolio Manager

Gregory M. Shea, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Quality High Yield Fund – Retail Class returned 1.98% against a return of 2.59% for the Bloomberg U.S. High Yield - 2% Issuer Cap Index and -0.71% for the Fund’s regulatory broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

  The top three negative effects occurred in the wireline, cable & satellite, and chemical industries. The top three positive effects occurred in the mortgage banking, consumer, and retail industries. Credit quality positioning had limited impact on returns. Rating category returns for the first half were 1.15% for intermediate BBBs, 2.47% for BBs, 2.41% for Bs and 2.13% for CCCs. The Fund’s overweight to BBBs was a detractor, while the underweight to CCCs was a positive. The Fund’s duration was slightly long, which detracted from performance as interest rates rose.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$42	0.85%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH Quality High Yield - Retail	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield - 2% Issuer Capped Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,240	$10,186	$9,961
Jun-2016	$10,677	$10,797	$10,126
Jun-2017	$11,611	$10,763	$11,411
Jun-2018	$11,719	$10,720	$11,710
Jun-2019	$12,578	$11,564	$12,586
Jun-2020	$12,847	$12,575	$12,585
Jun-2021	$14,210	$12,533	$14,516
Jun-2022	$12,642	$11,243	$12,655
Jun-2023	$13,603	$11,137	$13,802
Jun-2024	$14,851	$11,430	$15,242

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$67,465,633
Number of Portfolio Holdings	64
Portfolio Turnover	3%
Advisory Fee	$152,570
Fees Waived/Reimbursed	$(39,238)
Net Advisory Fee	$113,332
Advisory Fee %	0.45%
Fees Waived/Reimbursed %	-0.12%
Net Advisory Fee %	0.33%
Average maturity (years)	4.57
30-day SEC yield (with waivers)	6.02%
30-day SEC yield (without waivers)	5.69%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years	Since Inception (06/01/1988)
SBH Quality High Yield - Retail	1.98%	9.17%	3.38%	4.03%	6.71%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%	5.33%
Bloomberg U.S. High Yield - 2% Issuer Capped Index	2.59%	10.43%	3.90%	4.31%	7.03%

Performance data quoted represents past performance and does not guarantee future results.

Past performance does not guarantee future results. Call (800) 392-2673 or visit www.sbhfunds.com for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Industrial	76.4%
Finance	13.4%
Utility	6.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Provident Funding Associates LP/PFG Finance Corp.	2.8%
IIP Operating Partnership LP	2.8%
Vista Outdoor, Inc.	2.6%
Occidental Petroleum Corp.	2.6%
Range Resources Corp.	2.5%
Outfront Media Capital LLC	2.5%
Goodyear Tire & Rubber Co.	2.5%
Vistra Operations Co. LLC	2.4%
KB Home	2.4%
ATS Automation Tooling Systems, Inc.	2.2%

Percentages are based on Total Net Assets. The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Ratings Allocation

Rating	% Portfolio
Cash	2.1
BBB	14.7
BB	57.6
B	22.8
Not Rated	2.8

Duration Distribution

Duration	% Portfolio
0-1 yr	9.4
1-3 yrs	46.8
3-4 yrs	21.0
4-6 yrs	14.7
6-8 yrs	4.8
8+ yrs	3.4
Effective duration (years)	3.3

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's. The credit ratings range from AAA (highest) to D (lowest). Credit quality does not remove market risk. Totals may not sum to 100% due to rounding.

Duration measures how long it takes, in years, for an investor to be repaid the cost of a fixed income security by the bond's total cash flows. Duration can also measure the sensitivity of a fixed income security's price to changes in interest rates. Totals may not sum to 100% due to rounding.

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.sbhfunds.com), including its:

  Prospectus/Statement of Additional Information

  Financial information

  Holdings

  Proxy voting information

  Fact sheets

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Segall Bryant & Hamill Quality High Yield Fund

TSR-SAR 063024-WTLTX

Semi-Annual Shareholder Report - June 30, 2024

Segall Bryant & Hamill Quality High Yield Fund - Institutional (WILTX)

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Quality High Yield Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.

Fund Management

Troy A. Johnson, CFA Portfolio Manager

Gregory M. Shea, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Quality High Yield Fund – Institutional Class returned 2.07% against a return of 2.59% for the Bloomberg U.S. High Yield - 2% Issuer Cap Index and -0.71% for the Fund’s regulatory broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

  The top three negative effects occurred in the wireline, cable & satellite, and chemical industries. The top three positive effects occurred in the mortgage banking, consumer, and retail industries. Credit quality positioning had limited impact on returns. Rating category returns for the first half were 1.15% for intermediate BBBs, 2.47% for BBs, 2.41% for Bs and 2.13% for CCCs. The Fund’s overweight to BBBs was a detractor, while the underweight to CCCs was a positive. The Fund’s duration was slightly long, which detracted from performance as interest rates rose.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.70%

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH Quality High Yield - Inst	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield - 2% Issuer Capped Index
Jun-2014	$250,000	$250,000	$250,000
Jun-2015	$256,855	$254,645	$249,035
Jun-2016	$267,900	$269,927	$253,156
Jun-2017	$292,425	$269,077	$285,283
Jun-2018	$295,757	$268,009	$292,758
Jun-2019	$317,536	$289,099	$314,644
Jun-2020	$325,186	$314,365	$314,635
Jun-2021	$359,771	$313,317	$362,896
Jun-2022	$320,450	$281,070	$316,363
Jun-2023	$345,643	$278,435	$345,060
Jun-2024	$377,854	$285,760	$381,061

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$67,465,633
Number of Portfolio Holdings	64
Portfolio Turnover	3%
Advisory Fee	$152,570
Fees Waived/Reimbursed	$(39,238)
Net Advisory Fee	$113,332
Advisory Fee %	0.45%
Fees Waived/Reimbursed %	-0.12%
Net Advisory Fee %	0.33%
Average maturity (years)	4.57
30-day SEC yield (with waivers)	6.13%
30-day SEC yield (without waivers)	6.07%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years	Since Inception (09/28/2007)
SBH Quality High Yield - Inst	2.07%	9.32%	3.54%	4.22%	6.78%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%	5.33%
Bloomberg U.S. High Yield - 2% Issuer Capped Index	2.59%	10.43%	3.90%	4.31%	7.03%

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Institutional Class shares prior to their inception date is based on the performance of the Retail Class.

Past performance does not guarantee future results. Call (800) 392-2673 or visit www.sbhfunds.com for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Industrial	76.4%
Finance	13.4%
Utility	6.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Provident Funding Associates LP/PFG Finance Corp.	2.8%
IIP Operating Partnership LP	2.8%
Vista Outdoor, Inc.	2.6%
Occidental Petroleum Corp.	2.6%
Range Resources Corp.	2.5%
Outfront Media Capital LLC	2.5%
Goodyear Tire & Rubber Co.	2.5%
Vistra Operations Co. LLC	2.4%
KB Home	2.4%
ATS Automation Tooling Systems, Inc.	2.2%

Percentages are based on Total Net Assets. The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Ratings Allocation

Rating	% Portfolio
Cash	2.1
BBB	14.7
BB	57.6
B	22.8
Not Rated	2.8

Duration Distribution

Duration	% Portfolio
0-1 yr	9.4
1-3 yrs	46.8
3-4 yrs	21.0
4-6 yrs	14.7
6-8 yrs	4.8
8+ yrs	3.4
Effective duration (years)	3.3

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's. The credit ratings range from AAA (highest) to D (lowest). Credit quality does not remove market risk. Totals may not sum to 100% due to rounding.

Duration measures how long it takes, in years, for an investor to be repaid the cost of a fixed income security by the bond's total cash flows. Duration can also measure the sensitivity of a fixed income security's price to changes in interest rates. Totals may not sum to 100% due to rounding.

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.sbhfunds.com), including its:

  Prospectus/Statement of Additional Information

  Financial information

  Holdings

  Proxy voting information

  Fact sheets

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Segall Bryant & Hamill Quality High Yield Fund

TSR-SAR 063024-WILTX

Semi-Annual Shareholder Report - June 30, 2024

Segall Bryant & Hamill Municipal Opportunities Fund - Retail (WTTAX)

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Municipal Opportunities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.

Fund Management

Nicholas J. Foley Portfolio Manager

CFA is a trademark owned by CFA Institute.

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Municipal Opportunities Fund – Retail Class returned 0.84% against a return of -0.63% for the Bloomberg 1-15 Year Municipal Blend Index and -0.40% for the Fund’s regulatory broad-based securities market index, the Bloomberg Municipal Bond Index.

  Our heavy barbell strategy has continued to deliver as anticipated. We continue to be focused on the 0-2 Year and 15-20 Year parts of the curve. We continue to maintain a significant yield advantage through this curve positioning and taking advantage of neglected sectors of the municipal market. We continued drift up in credit quality, not so much driven by underlying credit fundamentals but the fact that investors are not being paid enough additional spread for the additional risk.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$32	0.65%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	SBH Municipal Opportunities - Retail	Bloomberg Municipal Bond Index	Bloomberg 1-15 Year Municipal Blend Index
Dec-2016	$10,000	$10,000	$10,000
Jun-2017	$10,649	$10,447	$10,394
Jun-2018	$11,024	$10,611	$10,499
Jun-2019	$11,662	$11,322	$11,142
Jun-2020	$12,232	$11,826	$11,608
Jun-2021	$12,971	$12,318	$11,965
Jun-2022	$11,713	$11,263	$11,184
Jun-2023	$11,792	$11,621	$11,495
Jun-2024	$12,300	$11,995	$11,805

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$180,012,221
Number of Portfolio Holdings	121
Portfolio Turnover	47%
Advisory Fee	$309,200
Fees Waived/Reimbursed	$(93,012)
Net Advisory Fee	$216,188
Advisory Fee %	0.35%
Fees Waived/Reimbursed %	-0.11%
Net Advisory Fee %	0.24%
Average maturity (years)	8.70
30-day SEC yield (with waivers)	3.83%
30-day SEC yield (without waivers)	3.83%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (12/16/2016)
SBH Municipal Opportunities - Retail	0.84%	4.31%	1.07%	2.78%
Bloomberg Municipal Bond Index	- 0.40%	3.21%	1.16%	2.44%
Bloomberg 1-15 Year Municipal Blend Index	- 0.63%	2.69%	1.16%	2.23%

Performance data quoted represents past performance and does not guarantee future results.

Past performance does not guarantee future results. Call (800) 392-2673 or visit www.sbhfunds.com for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Revenue	61.0%
General Obligation	18.4%
U.S. Treasury Obligations	4.4%
Local Authority	4.3%
Industrial	4.3%
Local	1.7%
Variable Rate Demand Note	1.7%
Certificate Participation	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
City of Whiting Indiana Environmental Facilities	5.9%
Virginia Small Business Financing Authority	4.4%
Federal Home Loan Mortgage Corp.	4.3%
IPMI 3 LLC	4.3%
Texas Department of Housing & Community Affairs	3.4%
Burke County Georgia Development Authority Pollution Control	3.3%
Indiana Finance Authority Environmental Refunding	3.2%
Southern California Public Power Authority No. 1	3.1%
Public Finance Authority Taxable Educational Facilities Wisconsin	2.9%
Long Island Power Authority	2.8%

Percentages are based on Total Net Assets. The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Ratings Allocation

Rating	% Portfolio
Cash	3.6
AAA	17.5
AA	25.5
A	26.6
BBB	6.3
BB & Below	7.2
Not Rated	13.4

Duration Distribution

Duration	% Portfolio
0-1 yr	26.1
1-3 yrs	24.0
3-4 yrs	5.4
4-6 yrs	8.7
6-8 yrs	7.3
8+ yrs	28.6
Effective duration (years)	4.6

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's. The credit ratings range from AAA (highest) to D (lowest). Credit quality does not remove market risk. Totals may not sum to 100% due to rounding.

Duration measures how long it takes, in years, for an investor to be repaid the cost of a fixed income security by the bond's total cash flows. Duration can also measure the sensitivity of a fixed income security's price to changes in interest rates. Totals may not sum to 100% due to rounding.

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.sbhfunds.com), including its:

  Prospectus/Statement of Additional Information

  Financial information

  Holdings

  Proxy voting information

  Fact sheets

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Segall Bryant & Hamill Municipal Opportunities Fund

TSR-SAR 063024-WTTAX

Semi-Annual Shareholder Report - June 30, 2024

Segall Bryant & Hamill Municipal Opportunities Fund - Institutional (WITAX)

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Municipal Opportunities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.

Fund Management

Nicholas J. Foley Portfolio Manager

CFA is a trademark owned by CFA Institute.

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Municipal Opportunities Fund – Institutional Class returned 0.81% against a return of -0.63% for the Bloomberg 1-15 Year Municipal Blend Index and -0.40% for the Fund’s regulatory broad-based securities market index, the Bloomberg Municipal Bond Index.

  Our heavy barbell strategy has continued to deliver as anticipated. We continue to be focused on the 0-2 Year and 15-20 Year parts of the curve. We continue to maintain a significant yield advantage through this curve positioning and taking advantage of neglected sectors of the municipal market. We continued drift up in credit quality, not so much driven by underlying credit fundamentals but the fact that investors are not being paid enough additional spread for the additional risk.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.50%

How has the Fund performed since inception?

Total Return Based on $250,000 Investment

	SBH Municipal Opportunities - Inst	Bloomberg Municipal Bond Index	Bloomberg 1-15 Year Municipal Blend Index
Dec-2016	$250,000	$250,000	$250,000
Jun-2017	266,599	261,179	259,860
Jun-2018	276,387	265,266	262,478
Jun-2019	292,591	283,055	278,560
Jun-2020	307,681	295,646	290,196
Jun-2021	326,455	307,962	299,129
Jun-2022	295,515	281,565	279,596
Jun-2023	297,953	290,537	287,375
Jun-2024	310,944	299,872	295,113

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$180,012,221
Number of Portfolio Holdings	121
Portfolio Turnover	47%
Advisory Fee	$309,200
Fees Waived/Reimbursed	$(93,012)
Net Advisory Fee	$216,188
Advisory Fee %	0.35%
Fees Waived/Reimbursed %	-0.11%
Net Advisory Fee %	0.24%
Average maturity (years)	8.70
30-day SEC yield (with waivers)	3.80%
30-day SEC yield (without waivers)	3.52%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (12/16/2016)
SBH Municipal Opportunities - Inst	0.81%	4.36%	1.22%	2.94%
Bloomberg Municipal Bond Index	- 0.40%	3.21%	1.16%	2.44%
Bloomberg 1-15 Year Municipal Blend Index	- 0.63%	2.69%	1.16%	2.23%

Performance data quoted represents past performance and does not guarantee future results.

Past performance does not guarantee future results. Call (800) 392-2673 or visit www.sbhfunds.com for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Revenue	61.0%
General Obligation	18.4%
U.S. Treasury Obligations	4.4%
Local Authority	4.3%
Industrial	4.3%
Local	1.7%
Variable Rate Demand Note	1.7%
Certificate Participation	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
City of Whiting Indiana Environmental Facilities	5.9%
Virginia Small Business Financing Authority	4.4%
Federal Home Loan Mortgage Corp.	4.3%
IPMI 3 LLC	4.3%
Texas Department of Housing & Community Affairs	3.4%
Burke County Georgia Development Authority Pollution Control	3.3%
Indiana Finance Authority Environmental Refunding	3.2%
Southern California Public Power Authority No. 1	3.1%
Public Finance Authority Taxable Educational Facilities Wisconsin	2.9%
Long Island Power Authority	2.8%

Percentages are based on Total Net Assets. The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Ratings Allocation

Rating	% Portfolio
Cash	3.6
AAA	17.5
AA	25.5
A	26.6
BBB	6.3
BB & Below	7.2
Not Rated	13.4

Duration Distribution

Duration	% Portfolio
0-1 yr	26.1
1-3 yrs	24.0
3-4 yrs	5.4
4-6 yrs	8.7
6-8 yrs	7.3
8+ yrs	28.6
Effective duration (years)	4.6

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's. The credit ratings range from AAA (highest) to D (lowest). Credit quality does not remove market risk. Totals may not sum to 100% due to rounding.

Duration measures how long it takes, in years, for an investor to be repaid the cost of a fixed income security by the bond's total cash flows. Duration can also measure the sensitivity of a fixed income security's price to changes in interest rates. Totals may not sum to 100% due to rounding.

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.sbhfunds.com), including its:

  Prospectus/Statement of Additional Information

  Financial information

  Holdings

  Proxy voting information

  Fact sheets

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Segall Bryant & Hamill Municipal Opportunities Fund

TSR-SAR 063024-WITAX

Semi-Annual Shareholder Report - June 30, 2024

Segall Bryant & Hamill Colorado Tax-Free Fund - Retail (WTCOX)

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Colorado Tax-Free Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.

Fund Management

Nicholas J. Foley Portfolio Manager

CFA is a trademark owned by CFA Institute.

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Colorado Tax Free Fund – Retail Class returned 0.92% against a return of -0.63% for the Bloomberg 1-15 Year Municipal Blend Index and -0.40% for the Fund’s regulatory broad-based securities market index, the Bloomberg Municipal Bond Index.

  Our heavy barbell strategy has continued to deliver as anticipated. We continue to be focused on the 0-2 Year and 15-20 Year parts of the curve. We continue to maintain a significant yield advantage through this curve positioning and taking advantage of neglected sectors of the municipal market.

Issuance for Colorado has been low during the first half of this year and demand for bonds has so far outstripped supply. We continue to see broad strength in credit metrics across Colorado driven by rising incomes and home prices

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$32	0.65%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH Colorado Tax Free - Retail	Bloomberg Municipal Bond Index	Bloomberg 1-15 Year Municipal Blend Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,268	$10,300	$10,221
Jun-2016	$10,944	$11,088	$10,848
Jun-2017	$10,870	$11,034	$10,831
Jun-2018	$11,048	$11,207	$10,940
Jun-2019	$11,673	$11,958	$11,610
Jun-2020	$12,125	$12,490	$12,095
Jun-2021	$12,682	$13,011	$12,468
Jun-2022	$11,664	$11,895	$11,654
Jun-2023	$11,583	$12,274	$11,978
Jun-2024	$12,070	$12,669	$12,300

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$334,992,271
Number of Portfolio Holdings	158
Portfolio Turnover	13%
Advisory Fee	$601,568
Fees Waived/Reimbursed	$(56,939)
Net Advisory Fee	$544,629
Advisory Fee %	0.35%
Fees Waived/Reimbursed %	-0.03%
Net Advisory Fee %	0.32%
Average maturity (years)	10.49
30-day SEC yield (with waivers)	3.32%
30-day SEC yield (without waivers)	3.32%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years	Since Inception (06/01/1991)
SBH Colorado Tax Free - Retail	0.92%	4.20%	0.67%	1.90%	3.94%
Bloomberg Municipal Bond Index	-0.40%	3.21%	1.16%	2.39%	4.86%
Bloomberg 1-15 Year Municipal Blend Index	-0.63%	2.69%	1.16%	2.09%	4.13%

Performance data quoted represents past performance and does not guarantee future results.

Past performance does not guarantee future results. Call (800) 392-2673 or visit www.sbhfunds.com for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Revenue	40.8%
General Obligation	16.6%
Certificate Participation	10.8%
Variable Rate Demand Note	9.2%
Local Authority	8.0%
Escrow to Maturity	2.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Colorado Housing & Finance Authority	13.2%
Colorado Health Facilities Authority	6.5%
Colorado Educational & Cultural Facilities Authority	4.8%
City of Colorado Springs Colorado Utilities System	4.8%
Denver Colorado City & County Airport System	4.5%
Rampart Range Colorado Metropolitan District No. 1, AGM	3.6%
Board of Trustees of the Colorado School of Mines, AGM	3.6%
University of Colorado Hospital Authority	3.0%
Berthoud Colorado COP	2.6%
Gunnison Watershed Colorado School District No. RE-1J COP	2.4%

Percentages are based on Total Net Assets. The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Ratings Allocation

Rating	% Portfolio
Cash	12.1
AAA	21.1
AA	41.9
A	13.9
BBB	3.8
BB & Below	0.9
Not Rated	6.3

Duration Distribution

Duration	% Portfolio
0-1 yr	27.9
1-3 yrs	19.8
3-4 yrs	5.3
4-6 yrs	7.5
6-8 yrs	5.5
8+ yrs	34.0
Effective duration (years)	4.7

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's. The credit ratings range from AAA (highest) to D (lowest). Credit quality does not remove market risk. Totals may not sum to 100% due to rounding.

Duration measures how long it takes, in years, for an investor to be repaid the cost of a fixed income security by the bond's total cash flows. Duration can also measure the sensitivity of a fixed income security's price to changes in interest rates. Totals may not sum to 100% due to rounding.

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.sbhfunds.com), including its:

  Prospectus/Statement of Additional Information

  Financial information

  Holdings

  Proxy voting information

  Fact sheets

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Segall Bryant & Hamill Colorado Tax-Free Fund

TSR-SAR 063024-WTCOX

Semi-Annual Shareholder Report - June 30, 2024

Segall Bryant & Hamill Colorado Tax-Free Fund - Institutional (WICOX)

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Colorado Tax-Free Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.

Fund Management

Nicholas J. Foley Portfolio Manager

CFA is a trademark owned by CFA Institute.

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Colorado Tax Free Fund – Institutional Class returned 1.08% against a return of -0.63% for the Bloomberg 1-15 Year Municipal Blend Index and -0.40% for the Fund’s regulatory broad-based securities market index, the Bloomberg Municipal Bond Index.

  Our heavy barbell strategy has continued to deliver as anticipated. We continue to be focused on the 0-2 Year and 15-20 Year parts of the curve. We continue to maintain a significant yield advantage through this curve positioning and taking advantage of neglected sectors of the municipal market.

  Issuance for Colorado has been low during the first half of this year and demand for bonds has so far outstripped supply. We continue to see broad strength in credit metrics across Colorado driven by rising incomes and home prices.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.50%

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH Colorado Tax Free - Inst	Bloomberg Municipal Bond Index	Bloomberg 1-15 Year Municipal Blend Index
Jun-2014	$250,000	$250,000	$250,000
Jun-2015	$256,712	$257,499	$255,536
Jun-2016	$273,600	$277,204	$271,188
Jun-2017	$272,158	$275,852	$270,776
Jun-2018	$276,972	$280,168	$273,504
Jun-2019	$293,155	$298,956	$290,261
Jun-2020	$304,835	$312,255	$302,386
Jun-2021	$319,499	$325,263	$311,695
Jun-2022	$294,122	$297,383	$291,341
Jun-2023	$292,508	$306,859	$299,447
Jun-2024	$305,482	$316,718	$307,510

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$334,992,271
Number of Portfolio Holdings	158
Portfolio Turnover	13%
Advisory Fee	$601,568
Fees Waived/Reimbursed	$(56,939)
Net Advisory Fee	$544,629
Advisory Fee %	0.35%
Fees Waived/Reimbursed %	-0.03%
Net Advisory Fee %	0.32%
Average maturity (years)	10.49
30-day SEC yield (with waivers)	3.44%
30-day SEC yield (without waivers)	3.42%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years	Since Inception (04/29/2016)
SBH Colorado Tax Free - Inst	1.08%	4.44%	0.83%	2.02%	3.98%
Bloomberg Municipal Bond Index	-0.40%	3.21%	1.16%	2.39%	4.86%
Bloomberg 1-15 Year Municipal Blend Index	-0.63%	2.69%	1.16%	2.09%	4.13%

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Institutional Class shares prior to their inception date is based on the performance of the Retail Class.

Past performance does not guarantee future results. Call (800) 392-2673 or visit www.sbhfunds.com for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Revenue	40.8%
General Obligation	16.6%
Certificate Participation	10.8%
Variable Rate Demand Note	9.2%
Local Authority	8.0%
Escrow to Maturity	2.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Colorado Housing & Finance Authority	13.2%
Colorado Health Facilities Authority	6.5%
Colorado Educational & Cultural Facilities Authority	4.8%
City of Colorado Springs Colorado Utilities System	4.8%
Denver Colorado City & County Airport System	4.5%
Rampart Range Colorado Metropolitan District No. 1, AGM	3.6%
Board of Trustees of the Colorado School of Mines, AGM	3.6%
University of Colorado Hospital Authority	3.0%
Berthoud Colorado COP	2.6%
Gunnison Watershed Colorado School District No. RE-1J COP	2.4%

Percentages are based on Total Net Assets. The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Ratings Allocation

Rating	% Portfolio
Cash	12.1
AAA	21.1
AA	41.9
A	13.9
BBB	3.8
BB & Below	0.9
Not Rated	6.3

Duration Distribution

Duration	% Portfolio
0-1 yr	27.9
1-3 yrs	19.8
3-4 yrs	5.3
4-6 yrs	7.5
6-8 yrs	5.5
8+ yrs	34.0
Effective duration (years)	4.7

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's. The credit ratings range from AAA (highest) to D (lowest). Credit quality does not remove market risk. Totals may not sum to 100% due to rounding.

Duration measures how long it takes, in years, for an investor to be repaid the cost of a fixed income security by the bond's total cash flows. Duration can also measure the sensitivity of a fixed income security's price to changes in interest rates. Totals may not sum to 100% due to rounding.

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.sbhfunds.com), including its:

  Prospectus/Statement of Additional Information

  Financial information

  Holdings

  Proxy voting information

  Fact sheets

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Segall Bryant & Hamill Colorado Tax-Free Fund

TSR-SAR 063024-WICOX

Semi-Annual Shareholder Report - June 30, 2024

Barrett Growth Fund (BGRWX)

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Barrett Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.

Fund Management

E. Wells Beck, CFA Portfolio Manager

Amy Kong, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Barrett Growth Fund returned 19.90% against a return of 15.29% for the Fund’s regulatory broad-based securities market index, the S&P 500® Index.

  For the first half of 2024, the three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Financials, and Communication Services. Market participants continued to prefer the largest growth stocks, which mostly fall in the Information Technology and Communication Services sectors. The three individual securities that contributed the most on an absolute basis were NVIDIA Corp., Alphabet, Inc., and Microsoft Corp. In the case of NVIDIA, the company continued to grow earnings beyond consensus expectations due to increasing demand for its AI (artificial intelligence) related chips.

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Materials, Industrials, and Health Care. The absolute contribution from these sectors was positive, but relatively lower than the outperforming sectors as mentioned above. The three individual securities that detracted the most on an absolute basis were Accenture PLC, Zoetis, Inc., and Starbucks Corp. The latter company has been encountering weaker economic trends in China and less pricing power.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$49	0.99%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Barrett Growth	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$11,040	$10,742
Jun-2016	$10,995	$11,171
Jun-2017	$12,574	$13,170
Jun-2018	$14,928	$15,064
Jun-2019	$16,972	$16,633
Jun-2020	$19,464	$17,881
Jun-2021	$26,241	$25,175
Jun-2022	$21,612	$22,503
Jun-2023	$26,055	$26,912
Jun-2024	$34,612	$33,521

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
NVIDIA Corp.	8.85	9.10
Alphabet, Inc.	4.95	1.46
Microsoft Corp.	7.04	1.31
Costco Wholesale Corp.	4.29	1.29
Progressive Corp. (The)	3.77	1.23
Bottom 5
Adobe, Inc.	1.48	-0.22
McDonald's Corp.	2.06	-0.30
Starbucks Corp.	1.78	-0.40
Zoetis, Inc.	2.54	-0.46
Accenture PLC	3.73	-0.53

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years	Since Inception (12/29/1998)
Barrett Growth	19.90%	32.84%	15.32%	13.22%	6.62%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%	7.96%

Performance data quoted represents past performance and does not guarantee future results.

Past performance does not guarantee future results. Call (800) 392-2673 or visit www.sbhfunds.com for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Information Technology	30.1%
Financials	18.5%
Health Care	16.5%
Consumer Discretionary	14.4%
Communication Services	6.6%
Industrials	5.4%
Consumer Staples	4.2%
Materials	2.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corp.	9.1%
Microsoft Corp.	7.3%
Alphabet, Inc.	5.5%
Visa, Inc.	5.4%
Ares Management Corp.	5.1%
Apple, Inc.	4.9%
Amazon.com, Inc.	4.8%
TJX Cos., Inc. (The)	4.7%
Costco Wholesale Corp.	4.2%
Tetra Tech, Inc.	3.9%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Country Weighting (% of net assets)

Value	Value
United States	95.1%
Ireland	3.2%

Fund Statistics

Net Assets	$28,137,324
Number of Portfolio Holdings	31
Portfolio Turnover	3%
Advisory Fee	$87,271
Fees Waived/Reimbursed	$(52,086)
Net Advisory Fee	$35,185
Advisory Fee %	0.65%
Adviser Waiver %	-0.39%
Net %	0.26%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology. Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.sbhfunds.com), including its:

  Prospectus/Statement of Additional Information

  Financial information

  Holdings

  Proxy voting information

  Fact sheets

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Barrett Growth Fund

TSR-SAR 063024-BGRWX

Semi-Annual Shareholder Report - June 30, 2024

Barrett Opportunity Fund (SAOPX)

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Barrett Opportunity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 392-2673.

Fund Management

E. Wells Beck, CFA Portfolio Manager

Amy Kong, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Barrett Opportunity Fund returned 12.78% against a return of 15.29% for the Fund’s regulatory broad-based securities market index, the S&P 500® Index.

  For the first half of 2024, the three sectors that contributed most to the Fund’s returns on an absolute basis were Financials, Communication Services, and Information Technology. Market participants continued to prefer the largest growth names, which mostly fall in the Information Technology and Communication Services sectors. The three individual securities that contributed the most on an absolute basis were Alphabet, Inc., Microsoft Corp., and Murphy USA, Inc. Microsoft has outperformed due to its ability to capitalize from a series of AI (artificial intelligence) enabled products.

  The three sectors that detracted most from the Fund’s returns on an absolute basis over the first half of 2024 were Real Estate, Consumer Staples, and Health Care. In general, real estate stocks have underperformed in a higher interest rate environment. The three individual securities that detracted the most on an absolute basis were Rayonier, Inc., Murphy Oil Corp., and Corpay, Inc. Corpay has underperformed in part due to the moderation of the U.S. economy. As consumers shifted focus more towards services, freight fundamentals declined to a degree.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$49	0.99%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Barrett Opportunity	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,695	$10,742
Jun-2016	$10,365	$11,171
Jun-2017	$12,746	$13,170
Jun-2018	$13,801	$15,064
Jun-2019	$13,903	$16,633
Jun-2020	$13,310	$17,881
Jun-2021	$17,640	$25,175
Jun-2022	$17,875	$22,503
Jun-2023	$20,049	$26,912
Jun-2024	$24,997	$33,521

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
Alphabet, Inc.	7.90	2.26
Microsoft Corp.	11.57	2.12
Murphy USA, Inc.	7.01	2.08
Jefferies Financial Group, Inc.	7.23	1.68
General Dynamics Corp.	11.68	1.56
Bottom 5
PepsiCo, Inc.	2.41	-0.04
Home Depot, Inc. (The)	2.17	-0.04
Corpay, Inc.	1.21	-0.09
Murphy Oil Corp.	4.79	-0.12
Rayonier, Inc.	1.94	-0.25

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years	Since Inception (02/28/1979)
Barrett Opportunity	12.78%	24.68%	12.45%	9.59%	10.85%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%	12.21%

Performance data quoted represents past performance and does not guarantee future results.

Past performance does not guarantee future results. Call (800) 392-2673 or visit www.sbhfunds.com for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Financials	21.1%
Information Technology	18.3%
Industrials	17.9%
Energy	15.0%
Communication Services	9.2%
Consumer Discretionary	9.1%
Health Care	5.9%
Consumer Staples	2.5%
Real Estate	1.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	12.7%
General Dynamics Corp.	10.9%
Shell PLC	10.6%
Alphabet, Inc.	9.2%
Jefferies Financial Group, Inc.	9.0%
Automatic Data Processing, Inc.	6.9%
Murphy USA, Inc.	6.8%
Apple, Inc.	5.6%
Bank of New York Mellon Corp. (The)	5.3%
Murphy Oil Corp.	4.4%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Country Weighting (% of net assets)

Value	Value
United States	89.5%
United Kingdom	10.6%

Fund Statistics

Net Assets	$29,909,924
Number of Portfolio Holdings	18
Portfolio Turnover	0%
Advisory Fee	$105,990
Fees Waived/Reimbursed	$(55,413)
Net Advisory Fee	$50,577
Advisory Fee %	0.65%
Adviser Waiver %	-0.34%
Net %	0.31%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology. Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.sbhfunds.com), including its:

  Prospectus/Statement of Additional Information

  Financial information

  Holdings

  Proxy voting information

  Fact sheets

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Barrett Opportunity Fund

TSR-SAR 063024-SAOPX

Semi-Annual Shareholder Report - June 30, 2024

Segall Bryant & Hamill Select Equity ETF (USSE) NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Select Equity ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.sbhfunds.com. You can also request this information by contacting us at (800) 836-4265.

Fund Management

Suresh Rajagopal, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

How did the Fund perform during the reporting period?

  For the first six months of 2024, the Segall Bryant & Hamill Select Equity ETF returned 12.82% against a return of 14.24% for the Russell 1000® Index and 13.56% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

  For the first half of 2024, the three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Financials, and Communication Services. Excitement around artificial intelligence drove strong performance for the Information Technology sector. The three individual securities that contributed the most on an absolute basis were Alphabet, Inc., Novo Nordisk A/S, and Microsoft Corp. Novo Nordisk delivered strong growth driven by robust demand for its GLP-1 franchises.

  The three sectors that detracted most from the Fund’s returns on an absolute basis over the first half of 2024 were Consumer Staples, Energy, and Materials. The Fund did not have any exposure to the Energy sector in the first half of the year. The three individual securities that detracted the most on an absolute basis were Global Life, Inc., O’Reilly Automotive, Inc., and Marvell Technology, Inc. Globe Life was the subject of a series of attacks by short sellers and the company has been adamant that those claims are unfounded.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SBH Select Equity ETF	$32	0.65%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	SBH Select Equity ETF - NAV	SBH Select Equity ETF - Market Price	Russell 1000® Total Return Index	Russell 3000® Total Return Index
08/29/23	$10,000	$10,000	$10,000	$10,000
09/30/23	$9,636	$9,688	$9,562	$9,555
12/31/23	$10,557	$10,557	$10,706	$10,709
03/31/24	$11,423	$11,435	$11,808	$11,782
06/30/24	$11,911	$11,907	$12,230	$12,160

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
Alphabet, Inc.	7.06	2.03
Novo Nordisk A/S	5.39	1.86
Microsoft Corp.	9.64	1.80
Reinsurance Group of America, Inc.	5.87	1.55
Quanta Services, Inc.	6.43	1.26
Bottom 5
STERIS PLC	3.18	-0.20
Mondelez International, Inc.	3.14	-0.25
Marvell Technology, Inc.	1.97	-0.27
O'Reilly Automotive, Inc.	1.27	-0.27
Globe Life, Inc.	1.93	-0.29

Average Annual Total Returns

	6 Months	Since Inception (08/29/2023)
SBH Select Equity ETF - NAV	12.82%	19.11%
SBH Select Equity ETF - Market Price	12.78%	19.07%
Russell 1000® Total Return Index	14.24%	22.30%
Russell 3000® Total Return Index	13.56%	21.60%

Performance data quoted represents past performance and does not guarantee future results.

Past performance does not guarantee future results. Call (800) 836-4265 or visit www.sbhfunds.com for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Information Technology	31.3%
Financials	20.4%
Health Care	18.2%
Industrials	8.4%
Communication Services	7.9%
Consumer Discretionary	4.6%
Materials	3.8%
Consumer Staples	3.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	9.6%
Alphabet, Inc.	7.9%
Reinsurance Group of America, Inc.	6.2%
Novo Nordisk A/S	5.8%
Visa, Inc.	5.4%
Quanta Services, Inc.	5.4%
Palo Alto Networks, Inc.	4.9%
TJX Cos., Inc. (The)	4.6%
UnitedHealth Group, Inc.	4.6%
Apple, Inc.	4.6%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Country Weighting (% of net assets)

Value	Value
United States	85.1%
Denmark	5.8%
Ireland	3.8%
United Kingdom	3.8%

Fund Statistics

Net Assets	$177,224,520
Number of Portfolio Holdings	20
Portfolio Turnover	49%
Advisory Fee	$328,876
Fees Waived/Reimbursed	$(74,389)
Net Advisory Fee	$254,487
Advisory Fee %	0.55%
Adviser Waiver %	-0.12%
Net %	0.43%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology. Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.sbhfunds.com), including its:

  Prospectus/Statement of Additional Information

  Financial information

  Holdings

  Proxy voting information

  Fact sheets

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Segall Bryant & Hamill Select Equity ETF

TSR-SAR 063024-USSE

Semi-Annual Shareholder Report - June 30, 2024

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this report.

Item 3. Audit Committee Financial Expert.

Not applicable to this report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this report.

Item 6. Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Segall Bryant & Hamill Small Cap Value Fund

(Ticker Symbol: Retail - SBRVX; Institutional - SBHVX)

Segall Bryant & Hamill Small Cap Growth Fund

(Ticker Symbol: Retail - WTSGX; Institutional - WISGX)

Segall Bryant & Hamill Small Cap Core Fund

(Ticker Symbol: Retail - SBHCX; Institutional - SBASX)

Segall Bryant & Hamill All Cap Fund

(Ticker Symbol: Retail - SBRAX; Institutional - SBHAX)

Segall Bryant & Hamill Emerging Markets Fund

(Ticker Symbol: Retail - SBHEX; Institutional - SBEMX)

Segall Bryant & Hamill International Small Cap Fund

(Ticker Symbol: Retail - SBHSX; Institutional - SBSIX)

Segall Bryant & Hamill International Equity Fund

(Ticker Symbol: Retail - CIQRX; Institutional - CIEQX)

Segall Bryant & Hamill Global All Cap Fund

(Ticker Symbol: Retail - WTMVX; Institutional - WIMVX)

Segall Bryant & Hamill Short Term Plus Fund

(Ticker Symbol: Retail - SBHPX; Institutional - SBAPX)

Segall Bryant & Hamill Plus Bond Fund

(Ticker Symbol: Retail - WTIBX; Institutional - WIIBX)

Segall Bryant & Hamill Quality High Yield Fund

(Ticker Symbol: Retail - WTLTX; Institutional - WILTX)

Segall Bryant & Hamill Municipal Opportunities Fund

(Ticker Symbol: Retail - WTTAX; Institutional - WITAX)

Segall Bryant & Hamill Colorado Tax Free Fund

(Ticker Symbol: Retail - WTCOX; Institutional - WICOX)

Barrett Growth Fund

(Ticker Symbol: BGRWX)

Barrett Opportunity Fund

(Ticker Symbol: SAOPX)

SEGALL BRYANT & HAMILL FUNDS

FINANCIAL STATEMENTS

JUNE 30, 2024

Financial Statements | June 30, 2024 |

Intentionally Left Blank

Segall Bryant & Hamill Small Cap Value Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.1%
Consumer Discretionary — 9.1%
Automobiles & Components — 2.7%
Gentherm, Inc. (a)	89,902	$4,433,967
Goodyear Tire & Rubber Co. (The) (a)	834,823	9,475,241
		13,909,208
Consumer Durables & Apparel — 5.8%
Gildan Activewear, Inc. (Canada)	152,664	5,789,019
Polaris, Inc.	46,164	3,615,103
PVH Corp.	53,974	5,714,227
Steven Madden, Ltd.	73,201	3,096,402
VF Corp.	848,672	11,457,072
		29,671,823
Consumer Services — 0.6%
Papa John’s International, Inc.	69,090	3,245,848

Consumer Staples — 1.3%
Food, Beverage & Tobacco — 0.6%
Hain Celestial Group, Inc. (The) (a)	425,525	2,940,378

Household & Personal Products — 0.7%
Coty, Inc. - Class A (a)	366,585	3,673,181

Energy — 6.6%
Energy — 6.6%
Crescent Energy Co.	556,045	6,589,133
Dril-Quip, Inc. (a)	180,870	3,364,182
Helmerich & Payne, Inc.	136,744	4,941,928
Matador Resources Co.	78,280	4,665,488
Murphy Oil Corp.	189,107	7,798,773
Range Resources Corp.	193,826	6,498,986
		33,858,490
Financials — 15.9%
Banks — 15.9%
Ameris Bancorp	109,999	5,538,450
Cadence Bank	256,586	7,256,252
Columbia Banking System, Inc.	324,114	6,446,627
Community Bank System, Inc.	141,131	6,662,795
Glacier Bancorp, Inc.	169,727	6,334,212
Hancock Whitney Corp.	135,048	6,459,346
Lakeland Financial Corp.	35,818	2,203,523
National Bank Holdings Corp. - Class A	223,419	8,724,512
Pacific Premier Bancorp, Inc.	161,935	3,719,647
Seacoast Banking Corp. of Florida	293,218	6,931,674
SouthState Corp.	86,357	6,599,402
Texas Capital Bancshares, Inc. (a)	100,437	6,140,718
United Community Banks, Inc.	160,168	4,077,877
WesBanco, Inc.	168,429	4,700,853
		81,795,888
Health Care — 8.3%
Health Care Equipment & Services — 5.2%
Adapthealth Corp. (a)	706,723	7,067,230
ICU Medical, Inc. (a)	109,002	12,943,988
NeoGenomics, Inc. (a)	298,085	4,134,439
Pediatrix Medical Group, Inc. (a)	356,982	2,695,214
		26,840,871
	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences — 3.1%
Alkermes PLC (Ireland) (a)	162,783	$3,923,070
BioCryst Pharmaceuticals, Inc. (a)	329,032	2,033,418
Galapagos N.V. ADR (Belgium) (a)	239,967	5,946,382
Geron Corp. (a)	948,979	4,023,671
		15,926,541
Industrials — 25.8%
Capital Goods — 23.0%
AAR Corp. (a)	86,191	6,266,086
Apogee Enterprises, Inc.	161,011	10,117,126
Astec Industries, Inc.	120,835	3,583,966
AZZ, Inc.	169,343	13,081,747
Columbus McKinnon Corp.	87,647	3,027,328
Enerpac Tool Group Corp. - Class A	93,767	3,580,024
EnerSys	89,706	9,286,365
Mercury Systems, Inc. (a)	348,887	9,416,460
Quanex Building Products Corp.	251,019	6,940,675
Regal Rexnord Corp.	69,526	9,401,306
REV Group, Inc.	574,864	14,308,365
SPX Technologies, Inc. (a)	99,675	14,167,805
Valmont Industries, Inc.	53,503	14,683,898
		117,861,151
Commercial & Professional Services — 1.5%
KBR, Inc.	120,552	7,732,205

Transportation — 1.3%
ArcBest Corp.	62,562	6,699,139

Information Technology — 6.9%
Semiconductors & Semiconductor Equipment — 0.6%
Ichor Holdings, Ltd. (Cayman Islands) (a)	76,052	2,931,805

Software & Services — 1.1%
OneSpan, Inc. (a)	179,970	2,307,216
Progress Software Corp.	64,916	3,522,342
		5,829,558
Technology Hardware & Equipment — 5.2%
Belden, Inc.	132,961	12,471,742
Clearfield, Inc. (a)	62,583	2,413,200
Littelfuse, Inc.	23,506	6,007,898
Plexus Corp. (a)	54,031	5,574,919
		26,467,759
Materials — 11.1%
Materials — 11.1%
Alamos Gold, Inc. - Class A (Canada)	400,708	6,283,101
Element Solutions, Inc.	233,794	6,340,493
Ingevity Corp. (a)	179,294	7,836,941
Louisiana-Pacific Corp.	68,278	5,621,328
MP Materials Corp. (a)	249,841	3,180,476
Schnitzer Steel Industries, Inc. - Class A	206,641	3,155,408
Sensient Technologies Corp.	106,217	7,880,239
Silgan Holdings, Inc.	197,832	8,374,229
Summit Materials, Inc. - Class A (a)	221,764	8,118,780
		56,790,995

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	1

Segall Bryant & Hamill Small Cap Value Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Shares	Value
Real Estate — 6.8%
Equity Real Estate Investment Trusts (REITs) — 6.3%
Empire State Realty Trust, Inc. - Class A	326,823	$3,065,599
Equity Commonwealth (a)	1,017,950	19,748,230
STAG Industrial, Inc.	142,864	5,151,676
Terreno Realty Corp.	75,816	4,486,791
		32,452,296
Real Estate Management & Development — 0.5%
DigitalBridge Group, Inc. - Class A	202,105	2,768,839

Utilities — 4.3%
Utilities — 4.3%
ALLETE, Inc.	93,911	5,855,351
New Jersey Resources Corp.	106,942	4,570,701
OGE Energy Corp.	163,870	5,850,159
PNM Resources, Inc.	158,785	5,868,693
		22,144,904
Investments at Value — 96.1%
(Cost $429,047,625)		$493,540,879

Other Assets in Excess of Liabilities — 3.9%		19,856,671

Net Assets — 100.0%		$513,397,550

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
2	| www.sbhfunds.com

Segall Bryant & Hamill Small Cap Growth Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.6%
Consumer Discretionary — 8.0%
Automobiles & Components — 1.0%
Modine Manufacturing Co. (a)	24,538	$2,458,462

Consumer Discretionary Distribution & Retail — 1.9%
Boot Barn Holdings, Inc. (a)	37,715	4,862,595

Consumer Services — 5.1%
Bright Horizons Family Solutions, Inc. (a)	25,718	2,831,038
Churchill Downs, Inc.	37,042	5,171,063
Kura Sushi USA, Inc. - Class A (a)	19,134	1,207,164
Texas Roadhouse, Inc.	21,538	3,698,290
		12,907,555
Consumer Staples — 3.4%
Consumer Staples Distribution & Retail — 1.0%
Sprouts Farmers Market, Inc. (a)	29,261	2,447,975

Food, Beverage & Tobacco — 1.1%
Freshpet, Inc. (a)	22,361	2,893,290

Household & Personal Products — 1.3%
BellRing Brands, Inc. (a)	58,944	3,368,060

Energy — 6.0%
Energy — 6.0%
Cactus, Inc. - Class A	62,773	3,310,648
Matador Resources Co.	65,884	3,926,686
Range Resources Corp.	79,878	2,678,309
TechnipFMC PLC (United Kingdom)	197,798	5,172,418
		15,088,061
Financials — 11.0%
Banks — 0.8%
Bancorp, Inc. (The) (a)	55,045	2,078,499

Financial Services — 7.4%
Evercore, Inc. - Class A	15,811	3,295,487
Hamilton Lane, Inc. - Class A	47,024	5,811,226
Houlihan Lokey, Inc.	40,690	5,487,454
SoFi Technologies, Inc. (a)	153,630	1,015,494
StepStone Group, Inc. - Class A	66,115	3,034,017
		18,643,678
Insurance — 2.8%
Goosehead Insurance, Inc. - Class A (a)	27,743	1,593,558
Kinsale Capital Group, Inc.	8,065	3,107,283
Selective Insurance Group, Inc.	25,142	2,359,074
		7,059,915
Health Care — 22.6%
Health Care Equipment & Services — 7.6%
Ensign Group, Inc. (The)	42,846	5,299,622
Glaukos Corp. (a)	36,002	4,260,837
Globus Medical, Inc. - Class A (a)	35,789	2,451,189
HealthEquity, Inc. (a)	23,168	1,997,081
Option Care Health, Inc. (a)	99,069	2,744,211
Surgery Partners, Inc. (a)	103,113	2,453,058
		19,205,998
	Shares	Value
Health Care Equipment & Supplies — 3.2%
RadNet, Inc. (a)	39,207	$2,310,077
TransMedics Group, Inc. (a)	38,265	5,763,474
		8,073,551
Pharmaceuticals, Biotechnology & Life Sciences — 11.8%
Alkermes PLC (Ireland) (a)	129,630	3,124,083
Azenta, Inc. (a)	35,563	1,871,325
Blueprint Medicines Corp. (a)	41,512	4,474,163
Cytokinetics, Inc. (a)	24,590	1,332,286
Insmed, Inc. (a)	48,039	3,218,613
Medpace Holdings, Inc. (a)	9,904	4,078,963
Natera, Inc. (a)	54,845	5,939,165
Springworks Therapeutic, Inc. (Ireland) (a)	46,326	1,745,101
Vaxcyte, Inc. (a)	53,112	4,010,487
		29,794,186
Industrials — 20.6%
Capital Goods — 12.4%
AAON, Inc.	32,415	2,827,884
Atkore, Inc.	20,001	2,698,735
AZEK Co., Inc. (The) (a)	98,377	4,144,623
Comfort Systems USA, Inc.	11,507	3,499,509
CSW Industrials, Inc.	7,358	1,952,151
John Bean Technologies Corp.	40,442	3,840,777
Limbach Holdings, Inc. (a)	24,757	1,409,416
Simpson Manufacturing Co., Inc.	16,218	2,733,219
SiteOne Landscape Supply, Inc. (a)	29,112	3,534,488
Sterling Infrastructure, Inc. (a)	21,940	2,596,380
Trex Co., Inc. (a)	27,268	2,021,104
		31,258,286
Commercial & Professional Services — 6.9%
Casella Waste Systems, Inc. - Class A (a)	33,351	3,309,086
CBIZ, Inc. (a)	42,170	3,124,797
Montrose Environmental Group, Inc. (a)	61,574	2,743,737
Tetra Tech, Inc.	34,510	7,056,605
Vestis Corp.	95,417	1,166,950
		17,401,175
Transportation — 1.3%
Saia, Inc. (a)	6,812	3,230,864

Information Technology — 20.6%
Semiconductors & Semiconductor Equipment — 8.7%
Credo Technology Group Holding, Ltd. (Cayman Islands) (a)	149,706	4,781,610
MACOM Technology Solutions Holdings, Inc. (a)	35,011	3,902,676
Onto Innovation, Inc. (a)	17,653	3,875,893
PDF Solutions, Inc. (a)	58,564	2,130,558
Power Integrations, Inc.	27,390	1,922,504
SiTime Corp. (a)	25,362	3,154,525
Veeco Instruments, Inc. (a)	46,025	2,149,828
		21,917,594
Software & Services — 9.3%
Alkami Technology, Inc. (a)	76,409	2,176,128
Box, Inc. - Class A (a)	131,954	3,488,864

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	3

Segall Bryant & Hamill Small Cap Growth Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Shares	Value
Software & Services (continued)
Clearwater Analytics Holdings, Inc. - Class A (a)	113,112	$2,094,834
Descartes Systems Group, Inc. (The) (Canada) (a)	44,040	4,264,834
Freshworks, Inc. - Class A (a)	135,503	1,719,533
Globant S.A. (Luxembourg) (a)	8,631	1,538,562
JFrog, Ltd. (a)	69,545	2,611,415
Procore Technologies, Inc. (a)	44,718	2,965,250
Sprout Social, Inc. - Class A (a)	69,820	2,491,178
		23,350,598
Technology Hardware & Equipment — 2.6%
Mirion Technologies, Inc. (a)	116,351	1,249,610
Novanta, Inc. (Canada) (a)	32,654	5,326,194
		6,575,804
Materials — 2.9%
Materials — 2.9%
Arcadium Lithium PLC (Jersey) (a)	383,521	1,288,631
Innospec, Inc.	28,971	3,580,526
Materion Corp.	23,262	2,515,320
		7,384,477
Real Estate — 1.5%
Equity Real Estate Investment Trusts (REITs) — 1.5%
Terreno Realty Corp.	63,250	3,743,135

Investments at Value — 96.6%
(Cost $191,786,090)		$243,743,758

Other Assets in Excess of Liabilities — 3.4%		8,483,616

Net Assets — 100.0%		$252,227,374

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
4	| www.sbhfunds.com

Segall Bryant & Hamill Small Cap Core Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.0%
Consumer Discretionary — 9.6%
Automobiles & Components — 2.8%
Fox Factory Holding Corp. (a)	12,469	$600,881
Gentex Corp.	25,772	868,774
Modine Manufacturing Co. (a)	7,829	784,388
		2,254,043
Consumer Discretionary Distribution & Retail — 0.5%
Five Below, Inc. (a)	3,471	378,235

Consumer Durables & Apparel — 3.4%
Gildan Activewear, Inc. (Canada)	28,480	1,079,961
Installed Building Products, Inc.	4,099	843,082
Steven Madden, Ltd.	18,759	793,506
		2,716,549
Consumer Services — 2.9%
Churchill Downs, Inc.	7,222	1,008,191
Texas Roadhouse, Inc.	7,550	1,296,411
		2,304,602
Consumer Staples — 3.2%
Food & Staples Retailing — 1.3%
Casey’s General Stores, Inc.	2,839	1,083,249

Food, Beverage & Tobacco — 1.2%
Coca-Cola Consolidated, Inc.	418	453,530
J & J Snack Foods Corp.	3,058	496,528
		950,058
Household & Personal Products — 0.7%
Inter Parfums, Inc.	4,615	535,478

Energy — 4.3%
Energy — 4.3%
Chord Energy Corp.	6,072	1,018,153
Civitas Resources, Inc.	15,625	1,078,125
Matador Resources Co.	21,645	1,290,042
		3,386,320
Financials — 6.1%
Banks — 6.1%
Ameris Bancorp	16,835	847,642
Glacier Bancorp, Inc.	19,529	728,822
Seacoast Banking Corp. of Florida	34,334	811,656
SouthState Corp.	14,064	1,074,771
United Bankshares, Inc.	24,239	786,313
United Community Banks, Inc.	23,377	595,179
		4,844,383
Health Care — 10.9%
Health Care Equipment & Services — 5.4%
Encompass Health Corp.	8,800	754,952
Ensign Group, Inc. (The)	8,908	1,101,830
Globus Medical, Inc. - Class A (a)	15,691	1,074,677
Insulet Corp. (a)	2,472	498,850
iRhythm Technologies, Inc. (a)	8,019	863,165
		4,293,474
Health Care Equipment & Supplies — 0.6%
Axonics, Inc. (a)	6,859	461,131
	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences — 4.9%
Bio-Techne Corp.	15,363	$1,100,759
Halozyme Therapeutics, Inc. (a)	18,731	980,755
Medpace Holdings, Inc. (a)	2,089	860,355
Veracyte, Inc. (a)	23,441	507,966
Vericel Corp. (a)	9,750	447,330
		3,897,165
Industrials — 30.6%
Capital Goods — 21.1%
AAR Corp. (a)	11,982	871,091
AZEK Co., Inc. (The) (a)	18,918	797,015
Carlisle Cos., Inc.	2,478	1,004,110
Crane Co.	9,049	1,311,924
EMCOR Group, Inc.	3,657	1,335,098
EnPro Industries, Inc.	8,134	1,184,066
Griffon Corp.	14,583	931,270
ITT, Inc.	11,307	1,460,638
RBC Bearings, Inc. (a)	2,724	734,881
Regal Rexnord Corp.	4,678	632,559
REV Group, Inc.	58,386	1,453,228
Rush Enterprises, Inc. - Class A	16,541	692,572
SPX Technologies, Inc. (a)	11,073	1,573,916
Standex International Corp.	2,192	353,241
Timken Co. (The)	8,204	657,387
UFP Industries, Inc.	7,323	820,176
Valmont Industries, Inc.	2,910	798,650
Vicor Corp. (a)	5,043	167,226
		16,779,048
Commercial & Professional Services — 7.8%
CACI International, Inc. - Class A (a)	3,841	1,652,129
Casella Waste Systems, Inc. - Class A (a)	15,097	1,497,924
KBR, Inc.	28,846	1,850,183
MAXIMUS, Inc.	7,912	678,058
WNS Holdings, Ltd. (Jersey) (a)	10,994	577,185
		6,255,479
Transportation — 1.7%
Allegiant Travel Co.	5,043	253,310
Hub Group, Inc. - Class A	25,725	1,107,461
		1,360,771
Information Technology — 17.1%
Semiconductors & Semiconductor Equipment — 4.1%
Onto Innovation, Inc. (a)	4,655	1,022,052
Rambus, Inc. (a)	8,484	498,520
Silicon Laboratories, Inc. (a)	5,736	634,573
Universal Display Corp.	5,256	1,105,074
		3,260,219
Software & Services — 8.3%
Agilysys, Inc. (a)	14,938	1,555,643
CCC Intelligent Solutions Holdings, Inc. (a)	89,148	990,434
Descartes Systems Group, Inc. (The) (Canada) (a)	17,514	1,696,056
Five9, Inc. (a)	9,439	416,260
HashiCorp, Inc. (a)	22,996	774,735
Q2 Holdings, Inc. (a)	15,368	927,152
Tenable Holdings, Inc. (a)	6,348	276,646
		6,636,926

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	5

Segall Bryant & Hamill Small Cap Core Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Shares	Value
Technology Hardware & Equipment — 4.7%
Advanced Energy Industries, Inc.	6,623	$720,318
Badger Meter, Inc.	2,558	476,683
Crane NXT Co.	17,345	1,065,330
Insight Enterprises, Inc. (a)	3,454	685,135
Littelfuse, Inc.	3,189	815,077
		3,762,543
Materials — 9.0%
Materials — 9.0%
Berry Global Group, Inc.	11,642	685,132
Eagle Materials, Inc.	3,644	792,424
Element Solutions, Inc.	49,832	1,351,444
Graphic Packaging Holding Co.	22,154	580,656
Ingevity Corp. (a)	13,436	587,288
Materion Corp.	8,302	897,695
Silgan Holdings, Inc.	28,161	1,192,055
Summit Materials, Inc. - Class A (a)	29,113	1,065,827
		7,152,521
Real Estate — 2.2%
Equity Real Estate Investment Trusts (REITs) — 2.2%
First Industrial Realty Trust, Inc.	17,508	831,805
STAG Industrial, Inc.	25,993	937,307
		1,769,112
Investments at Value — 93.0%
(Cost $55,316,221)		$74,081,306

Other Assets in Excess of Liabilities — 7.0%		5,582,004

Net Assets — 100.0%		$79,663,310

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
6	| www.sbhfunds.com

Segall Bryant & Hamill All Cap Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.1%
Communication Services — 4.0%
Media & Entertainment — 4.0%
Alphabet, Inc. - Class C	25,623	$4,699,771

Consumer Discretionary — 9.9%
Consumer Discretionary Distribution & Retail — 7.0%
Amazon.com, Inc. (a)	11,490	2,220,442
Home Depot, Inc. (The)	3,652	1,257,164
O’Reilly Automotive, Inc. (a)	1,944	2,052,981
TJX Cos., Inc. (The)	24,947	2,746,665
		8,277,252
Consumer Services — 2.9%
InterContinental Hotels Group PLC ADR (United Kingdom)	10,542	1,116,925
Service Corp. International	15,548	1,105,929
Vail Resorts, Inc.	6,645	1,196,964
		3,419,818
Consumer Staples — 6.4%
Food, Beverage & Tobacco — 3.2%
Constellation Brands, Inc. - Class A	7,063	1,817,168
Mondelez International, Inc. - Class A	30,531	1,997,949
		3,815,117
Household & Personal Products — 3.2%
Church & Dwight Co., Inc.	17,717	1,836,899
Unilever PLC ADR (United Kingdom)	34,681	1,907,108
		3,744,007
Energy — 4.1%
Energy — 4.1%
Chevron Corp.	8,923	1,395,736
ConocoPhillips	14,534	1,662,399
Suncor Energy, Inc. (Canada)	46,100	1,756,410
		4,814,545
Financials — 16.3%
Banks — 2.6%
JPMorgan Chase & Co.	15,124	3,058,980

Financial Services — 6.5%
Ares Management Corp. - Class A	20,180	2,689,590
Berkshire Hathaway, Inc. - Class B (a)	4,199	1,708,153
Visa, Inc. - Class A	12,497	3,280,088
		7,677,831
Insurance — 7.2%
Berkley (W.R.) Corp.	24,003	1,886,156
Globe Life, Inc.	23,022	1,894,250
Marsh & McLennan Cos., Inc.	6,706	1,413,088
Reinsurance Group of America, Inc.	16,025	3,289,452
		8,482,946
	Shares	Value
Health Care — 15.2%
Health Care Equipment & Services — 7.9%
Becton, Dickinson & Co.	8,378	$1,958,022
McKesson Corp.	4,068	2,375,875
STERIS PLC (Ireland)	10,004	2,196,278
UnitedHealth Group, Inc.	5,379	2,739,310
		9,269,485
Health Care Equipment & Supplies — 0.9%
Cooper Cos., Inc. (The) (a)	12,831	1,120,146

Pharmaceuticals, Biotechnology & Life Sciences — 6.4%
Bio-Techne Corp.	18,864	1,351,606
Novo Nordisk A/S ADR (Denmark)	20,866	2,978,413
Thermo Fisher Scientific, Inc.	2,793	1,544,529
Zoetis, Inc.	9,668	1,676,044
		7,550,592
Industrials — 11.9%
Capital Goods — 7.7%
Advanced Drainage Systems, Inc.	8,712	1,397,318
AZEK Co., Inc. (The) (a)	43,726	1,842,176
Dover Corp.	8,313	1,500,081
Quanta Services, Inc.	11,507	2,923,814
RTX Corp.	13,778	1,383,173
		9,046,562
Commercial & Professional Services — 4.2%
Jacobs Solutions, Inc.	11,518	1,609,180
Republic Services, Inc.	9,303	1,807,945
Tetra Tech, Inc.	7,477	1,528,897
		4,946,022
Information Technology — 27.3%
Semiconductors & Semiconductor Equipment — 6.8%
ASML Holding N.V. (Netherlands)	2,368	2,421,825
Marvell Technology, Inc.	33,946	2,372,825
Microchip Technology, Inc.	16,096	1,472,784
Monolithic Power Systems, Inc.	2,093	1,719,776
		7,987,210
Software & Services — 15.3%
Cadence Design Systems, Inc. (a)	6,692	2,059,463
Fair Isaac Corp. (a)	1,623	2,416,095
Microsoft Corp.	13,047	5,831,357
Palo Alto Networks, Inc. (a)	8,430	2,857,854
Roper Technologies, Inc.	3,249	1,831,331
ServiceNow, Inc. (a)	3,762	2,959,453
		17,955,553
Technology Hardware & Equipment — 5.2%
Apple, Inc.	13,418	2,826,099
Motorola Solutions, Inc.	4,743	1,831,035
Zebra Technologies Corp. - Class A (a)	4,748	1,466,800
		6,123,934
Materials — 2.0%
Materials — 2.0%
Avery Dennison Corp.	10,699	2,339,336

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	7

Segall Bryant & Hamill All Cap Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Shares	Value
Real Estate — 1.0%
Real Estate Management & Development — 1.0%
CBRE Group, Inc. - Class A (a)	13,052	$1,163,064

Investments at Value — 98.1%
(Cost $63,024,636)		$115,492,171

Other Assets in Excess of Liabilities — 1.9%		2,192,816

Net Assets — 100.0%		$117,684,987

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
8	| www.sbhfunds.com

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.0%
Communication Services — 8.7%
Media & Entertainment — 4.9%
DB Corp., Ltd. (India)	9,882	$37,444
Gamania Digital Entertainment Co., Ltd. (Taiwan)	12,000	30,658
International Games System Co., Ltd. (Taiwan)	1,000	41,551
JOYY, Inc. ADR (China)	3,100	93,279
Megacable Holdings S.A.B de C.V. (Mexico)	50,400	127,188
MPS, Ltd. (India) (a)	1,760	41,296
NetDragon Websoft Holdings, Ltd. (China)	214,000	323,042
NetEase, Inc. ADR (China)	1,000	95,580
Sun TV Network, Ltd. (India)	10,532	94,904
Tencent Holdings, Ltd. (China)	47,100	2,234,448
Webzen, Inc. (South Korea)	2,457	29,688
Xinhua Winshare Publishing and Media Co., Ltd. - H Shares (China)	115,222	142,730
Yandex N.V. - Class A (Russia) *(a)(b)	810	0
		3,291,808
Telecommunication Services — 3.8%
APT Satellite Holdings, Ltd. (China)	615,553	168,850
China Tower Corp., Ltd. - H Shares (China) (c)	4,660,000	602,313
Empresa Nacional de Telecomunicaciones S.A. (Chile)	11,277	33,398
Etihad Etisalat Co. (Saudi Arabia)	30,401	432,424
Indus Towers, Ltd. (India) (a)	101,107	454,478
KT Corp. ADR (South Korea)	19,100	261,097
LG Uplus Corp. (South Korea)	29,898	212,484
Ooredoo Q.P.S.C. (Qatar)	67,798	189,957
PLDT, Inc. ADR (Philippines)	2,100	51,576
TIM S.A. ADR (Brazil)	9,200	131,744
		2,538,321
Consumer Discretionary — 12.5%
Automobiles & Components — 6.2%
AAPICO Hitech PCL (Thailand)	92,400	50,967
Apollo Tyres, Ltd. (India)	32,941	213,512
Astra Otoparts Tbk P.T. (Indonesia)	155,100	17,960
BAIC Motor Corp., Ltd. - H Shares (China) (c)	868,500	221,533
Banco Products India, Ltd. (India)	15,119	124,280
Brilliance China Automotive Holdings, Ltd. (China)	342,000	358,642
CEAT, Ltd. (India) (a)	5,185	175,211
Chaowei Power Holdings, Ltd. (China)	123,320	22,621
Cheng Shin Rubber Industry Co., Ltd. (Taiwan)	31,000	47,070
Ford Otomotiv Sanayi A/S (Turkey)	2,331	80,069
Geely Automobile Holdings, Ltd. (China)	29,000	32,608
Great Wall Motor Co., Ltd. - H Shares (China)	71,000	109,235
Hankook Tire & Technology Co., Ltd. (South Korea)	1,358	44,286
	Shares	Value
Automobiles & Components (continued)
Hero MotoCorp, Ltd. (India)	4,536	$302,863
Huayu Automotive Systems Co., Ltd. - Class A (China)	118,700	267,299
Hyundai Motor Co. (South Korea)	1,387	295,171
JK Tyre & Industries, Ltd. (India)	35,056	180,045
Kia Corp. (South Korea)	4,750	443,536
Maruti Suzuki India, Ltd. (India) (a)	1,842	265,532
Minth Group, Ltd. (China) (a)	38,000	58,836
Nemak S.A.B. de C.V. (Mexico) (a)(c)	272,600	43,061
Sailun Group Co., Ltd. (China)	29,900	57,510
Samvardhana Motherson International, Ltd. (India)	62,346	141,918
SL Corp. (South Korea)	1,287	41,389
Tata Motors, Ltd. (India)	19,195	152,902
Thai Stanley Electric PCL (Thailand)	17,267	101,551
Tianneng Power International, Ltd. (China)	80,000	57,440
Tong Yang Industry Co., Ltd. (Taiwan)	24,000	79,599
TYC Brother Industrial Co., Ltd. (Taiwan)	20,000	43,934
Xingda International Holdings, Ltd. (China)	845,606	141,835
		4,172,415
Consumer Discretionary Distribution & Retail — 3.6%
Alibaba Group Holding, Ltd. ADR (China)	8,900	640,800
Bermaz Auto Bhd (Malaysia)	56,200	29,901
Dogan Sirketler Grubu Holdings A.S. (Turkey) (a)	88,473	45,558
Dogus Otomotiv Servis ve Ticaret A.S. (Turkey)	7,279	58,726
EEKA Fashion Holdings, Ltd. (China)	189,000	262,488
Hyundai Home Shopping Network Corp. (South Korea)	270	10,001
JD.com, Inc. (China)	21,600	280,526
MBM Resources Bhd (Malaysia)	34,500	38,685
Naspers, Ltd. - N Shares (South Africa)	1,167	228,796
Organizacion Terpel S.A. (Colombia)	14,496	31,452
PDD Holdings, Inc. ADR (China) (a)	1,000	132,950
Pou Sheng International Holdings, Ltd. (China)	718,000	56,087
Truworths International, Ltd. (South Africa)	10,960	56,373
Vipshop Holdings, Ltd. ADR (China)	36,600	476,532
Zhongsheng Group Holdings, Ltd. (China)	35,000	51,127
		2,400,002
Consumer Durables & Apparel — 2.2%
361 Degrees International, Ltd. (China)	500,000	257,483
Arvind, Ltd. (India) (a)	7,304	32,306
Best Pacific International Holdings, Ltd. (China)	346,000	95,705
Gree Electric Appliances, Inc. of Zhuhai - Class A (China)	116,400	627,894
Hisense Home Appliances Group Co., Ltd. - H Shares (China)	114,810	377,165

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	9

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Shares	Value
Consumer Durables & Apparel (continued)
MC Group PCL (Thailand)	70,900	$20,463
Pou Chen Corp. (Taiwan)	24,000	25,780
Youngone Holdings Co., Ltd. (South Korea)	1,443	86,162
		1,522,958
Consumer Services — 0.5%
Alsea S.A.B. de C.V. (Mexico)	6,800	23,639
DigiPlus Interactive Corp. (Philippines)	696,979	164,613
EIH, Ltd. (India) (a)	5,013	25,767
Genting Bhd (Malaysia)	75,200	75,007
Gourmet Master Co., Ltd. (Taiwan)	10,000	26,447
Rainbow Tours S.A. (Poland)	1,180	35,019
		350,492
Consumer Staples — 4.9%
Food & Staples Retailing — 0.3%
Grupo Comercial Chedraui S.A. de C.V. (Mexico) (a)	8,500	59,036
Migros Ticaret A.S. (Turkey)	8,458	136,883
		195,919
Food, Beverage & Tobacco — 4.1%
Anhui Gujing Distillery Co., Ltd. - Class B (China)	4,700	69,815
Binggrae Co., Ltd. (South Korea)	671	47,346
BRF S.A. ADR (Brazil) (a)	8,000	32,560
China Feihe, Ltd. (China) (c)	572,000	263,876
China Foods, Ltd. (China)	656,455	239,582
Dharma Satya Nusantara Tbk P.T. (Indonesia)	817,600	30,975
Donwong F&B Co., Ltd. (South Korea)	2,496	79,440
GFPT Public Co., Ltd. (Thailand)	220,700	76,791
Godfrey Phillips India, Ltd. (India)	7,082	349,952
Hebei Yangyuan Zhihui Beverage Co., Ltd. - Class A (China)	8,100	23,668
Hey Song Corp. (Taiwan) (a)	50,000	68,698
Ichitan Group PCL (Thailand)	156,800	74,124
Indofood Sukses Makmur Tbk P.T. (Indonesia)	328,500	121,945
ITC, Ltd. (India)	37,468	190,659
JBS S.A. (Brazil) (a)	15,900	91,980
Kaveri Seed Co., Ltd. (India)	11,570	129,534
Kim Loong Resources Bhd (Malaysia)	132,800	61,928
Oceana Group, Ltd. (South Africa)	8,046	31,773
Perusahaan Perkebunan London Sumatra Tbk P.T. (Indonesia)	1,472,100	72,813
PT Salim Ivomas Pratama Tbk P.T. (Indonesia)	895,117	19,800
Samyang Corp. (South Korea)	1,298	49,378
Samyang Holdings Corp. (South Korea)	1,093	54,440
Sarawak Oil Palms Bhd (Malaysia)	150,600	89,905
Savola Group (The) (Saudi Arabia) (a)	19,592	243,574
Ta Ann Holdings Bhd (Malaysia)	89,800	72,524
Ulker Biskuvi Sanayi A.S. (Turkey) (a)	7,130	37,064
VST Industries, Ltd. (India)	2,460	117,843
		2,741,987
	Shares	Value
Household & Personal Products — 0.5%
Grape King Bio, Ltd. (Taiwan)	14,000	$66,032
Kimberly-Clark de Mexico S.A.B. de C.V. (Mexico)	170,300	293,677
		359,709
Energy — 4.6%
Energy — 4.6%
Adaro Energy Indonesia Tbk P.T. (Indonesia)	322,800	55,033
Bharat Petroleum Corp., Ltd. (India)	18,906	68,771
China Coal Energy Co., Ltd. - H Shares (China) (a)	53,000	61,903
China Oilfield Services, Ltd. - H Shares (China)	30,000	28,765
China Shenhua Energy Co., Ltd. - H Shares (China)	35,500	163,630
Coal India, Ltd. (India)	71,469	404,833
COSCO SHIPPING Energy Transportation Co., Ltd. - H Shares (China)	24,000	31,134
Ecopetrol S.A. ADR (Colombia)	2,900	32,451
Exxaro Resources, Ltd. (South Africa)	3,012	29,679
Gazprom PJSC (Russia) *(a)(b)	101,150	0
Hindustan Petroleum Corp., Ltd. (India) (a)	6,542	26,004
Indian Oil Corp., Ltd. (India)	35,503	70,326
Inner Mongolia Dian Tou Energy Corp., Ltd. (China)	12,400	35,991
Inner Mongolia Yitai Coal Co., Ltd. - Class B (China)	16,200	29,095
LUKOIL PJSC ADR (Russia) *(a)(b)	2,253	0
Oil & Natural Gas Corp., Ltd. (India)	121,620	399,027
ORLEN S.A. (Poland)	6,699	112,564
PetroChina Co., Ltd. - Class A (China)	27,100	38,421
PetroChina Co., Ltd. - H Shares (China)	214,000	216,088
Petroleo Brasileiro S.A. ADR (Brazil)	22,300	323,127
Petronet LNG, Ltd. (India)	41,150	162,654
Pingdingshan Tianan Coal Mining Co., Ltd. (China)	20,800	32,056
PRIO S.A (Brazil)	7,500	58,828
PTT Exploration & Production PCL (Thailand)	23,400	96,652
PTT PCL (Thailand)	91,900	81,179
Reliance Industries, Ltd. 144A (India) (c)(d)	3,875	289,075
Rosneft Oil Co. PJSC (Russia) *(a)(b)	16,950	0
Saudi Arabian Oil Co. (Saudi Arabia) (c)	5,197	38,297
Shanxi Lu’an Environmental Energy Development Co., Ltd. - Class A (China)	7,700	19,202
S-Oil Corp. (South Korea)	496	23,860
Thai Oil PCL (Thailand)	20,700	29,797
Turkiye Petrol Rafinerileri A.S. (Turkey)	14,721	74,455
United Tractors Tbk P.T. (Indonesia)	38,300	51,385
Yankuang Energy Group Co., Ltd. - H Shares (China)	23,400	33,377
		3,117,659

See Notes to Financial Statements.
10	| www.sbhfunds.com

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Shares	Value
Financials — 22.2%
Banks — 17.4%
Agricultural Bank of China, Ltd. - H Shares (China)	304,000	$129,759
Alior Bank S.A. (Poland)	2,317	58,931
AMMB Holdings Bhd (Malaysia)	82,900	75,282
Arab National Bank (Saudi Arabia)	64,669	349,960
Banco da Amazonia S.A. (Brazil)	2,200	35,024
Banco de Credito e Inversiones S.A. (Chile)	1,926	54,195
Banco del Bajio S.A. (Mexico) (c)	44,400	135,417
Banco do Brasil S.A. (Brazil)	108,700	519,351
BanColombia S.A. ADR (Colombia)	3,800	124,070
Bangkok Bank PCL (Thailand)	19,100	67,782
Bank CIMB Niaga Tbk P.T. (Indonesia)	1,626,600	174,913
Bank OCBC Nisp Tbk P.T. (Indonesia)	1,143,400	88,733
Bank of Baroda (India)	105,269	346,893
Bank of Beijing Co., Ltd. - Class A (China)	76,300	61,251
Bank of Chengdu Co., Ltd. - Class A (China)	18,000	37,608
Bank of China, Ltd. - H Shares (China)	1,527,000	752,519
Bank of Chongqing Co., Ltd. - H Shares (China)	45,000	29,045
Bank of Communications Co., Ltd. - H Shares (China)	99,000	77,605
Bank of Hangzhou Co., Ltd. - Class A (China)	45,600	81,807
Bank of India (India)	27,452	39,574
Bank of Jiangsu Co., Ltd. - Class A (China)	49,000	50,064
Bank of Maharashtra (India)	37,912	29,385
Bank of Nanjing Co., Ltd. - Class A (China)	44,600	63,718
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk P.T. (Indonesia)	412,500	24,450
Bank Polska Kasa Opieki S.A. (Poland)	4,693	195,298
Bank Saint Petersburg PJSC (Russia) *(a)(b)	136,120	0
Bank Tabungan Negara Persero Tbk P.T. (Indonesia)	1,457,300	112,463
Banque Saudi Fransi (Saudi Arabia)	20,699	196,174
BNK Financial Group, Inc. (South Korea)	4,570	28,032
Canara Bank (India)	219,140	313,196
China CITIC Bank Corp., Ltd. - H Shares (China)	171,000	109,560
China Construction Bank Corp. - H Shares (China)	877,000	648,300
China Everbright Bank Co., Ltd. - H Shares (China) (a)	451,000	140,186
China Merchants Bank Co., Ltd. - Class A (China)	21,600	101,500
China Merchants Bank Co., Ltd. - H Shares (China) (a)	27,000	122,692
China Minsheng Banking Corp., Ltd. - H Shares (China)	68,000	23,499
	Shares	Value
Banks (continued)
China Zheshang Bank Co., Ltd. - Class A (China)	84,400	$32,026
Chongqing Rural Commercial Bank Co., Ltd. - H Shares (China)	67,000	32,857
CIMB Group Holdings Bhd (Malaysia)	23,400	33,712
Commercial Bank P.S.Q.C. (The) (Qatar)	160,993	189,671
Credicorp, Ltd. (Peru)	1,200	193,596
Credit Agricole Egypt SAE (Egypt)	63,723	24,797
CTBC Financial Holding Co., Ltd. (Taiwan)	585,000	680,429
DGB Financial Group, Inc. (South Korea)	3,905	22,689
East West Banking Corp. (Philippines)	158,200	25,721
Emirates NBD Bank PJSC (United Arab Emirates)	81,957	368,131
Eurobank Ergasias Services and Holdings S.A. (Greece) (a)	38,930	84,442
Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	8,000	62,258
Hong Leong Financial Group Bhd (Malaysia)	15,800	57,872
Huaxia Bank Co., Ltd. - Class A (China)	40,200	35,381
Huishang Bank Corp., Ltd. - H Shares (China)	75,384	23,168
Indian Bank (India)	41,510	271,255
Industrial & Commercial Bank of China, Ltd. - H Shares (China)	577,000	342,958
Industrial Bank of Korea (South Korea)	6,979	70,902
JB Financial Group Co., Ltd. (South Korea)	4,981	52,798
Karnataka Bank, Ltd. (The) (India)	12,175	32,680
Karur Vysya Bank, Ltd. (The) (India)	86,299	213,168
Kasikornbank PCL (Thailand)	15,100	51,448
King’s Town Bank Co., Ltd. (Taiwan)	93,000	174,252
Krung Thai Bank PCL (Thailand)	209,400	97,470
LIC Housing Finance, Ltd. (India) (a)	3,982	37,961
National Bank of Greece S.A. (Greece) (a)	9,438	78,699
National Bank of Kuwait S.A.K.P. (Kuwait)	112,452	315,737
Nedbank Group, Ltd. (South Africa)	23,277	329,507
OTP Bank Nyrt (Hungary)	556	27,580
Ping An Bank Co., Ltd. (China)	33,000	46,019
Piraeus Financial Holdings S.A. (Greece) (a)	34,084	124,067
Powszechna Kasa Oszczednosci Bank Polski S.A. (Poland)	7,989	124,648
Punjab National Bank (India)	35,100	51,773
Riyad Bank (Saudi Arabia)	33,809	235,043
Saudi Awwal Bank (Saudi Arabia)	39,363	406,387
Saudi Investment Bank (The) (Saudi Arabia)	86,082	294,665
Sberbank of Russia PJSC (Russia) *(a)(b)	19,830	0
SCB X PCL (Thailand)	9,300	26,047
Shanghai Rural Commercial Bank Co., Ltd. (China)	33,800	31,224

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	11

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Shares	Value
Banks (continued)
SinoPac Financial Holdings Co., Ltd. (Taiwan) (a)	73,000	$57,122
Standard Bank Group, Ltd. (South Africa)	32,207	374,989
State Bank of India (India)	19,703	200,130
Turkiye Is Bankasi A.S. (Turkey)	138,304	66,992
Union Bank of India, Ltd. (India)	102,542	167,522
VTB Bank PJSC (Russia) *(a)(b)	339,760,000	0
Woori Financial Group, Inc. (South Korea)	10,786	114,845
Yapi ve Kredi Bankasi A.S. (Turkey)	37,583	38,821
		11,721,695
Diversified Financials — 0.3%
Adira Dinamika Multi Finance Tbk P.T. (Indonesia)	62,006	45,373
AEON Credit Service M Bhd (Malaysia)	19,200	30,401
Korea Investment Holdings Co., Ltd. (South Korea)	560	28,254
Motilal Oswal Financial Services, Ltd. (India)	5,152	37,889
Muthoot Finance, Ltd. (India)	2,131	45,821
Tata Investment Corp., Ltd. (India)	391	30,301
		218,039
Financial Services — 3.0%
Capital Futures Corp. (Taiwan)	78,000	140,184
Chailease Holding Co., Ltd. (Taiwan)	13,000	61,204
Corporacion Financiera Colombiana S.A. (Colombia)	7,461	25,649
Far East Horizon, Ltd. (China)	67,000	43,585
Gentera S.A.B. de C.V. (Mexico)	128,400	159,171
IIFL Finance, Ltd. (India)	3,578	22,190
Invercap S.A. (Chile) (a)	15,241	32,124
KIWOOM Securities Co., Ltd. (South Korea)	340	30,876
Manappuram Finance, Ltd. (India)	17,650	43,868
Power Finance Corp., Ltd. (India)	91,849	533,197
Qifu Technology, Inc. ADR (China)	1,900	37,487
REC, Ltd. (India)	84,235	529,731
Shinyoung Securities Co., Ltd. (South Korea)	1,282	66,731
Shriram Finance Co., Ltd. (India)	4,127	143,719
Yuanta Financial Holding Co., Ltd. (Taiwan)	72,000	70,826
Yuanta Securities Korea Co., Ltd. (South Korea)	15,541	32,546
		1,973,088
Insurance — 1.5%
Allianz Malaysia Bhd (Malaysia)	19,067	90,149
Cathay Financial Holding Co., Ltd. (Taiwan) (a)	83,000	150,352
China Taiping Insurance Holdings Co., Ltd. (China)	23,000	23,447
DB Insurance Co., Ltd. (South Korea)	2,249	185,947
Fubon Financial Holdings Co., Ltd. (Taiwan)	72,000	175,392
	Shares	Value
Insurance (continued)
Hanwha General Insurance Co., Ltd. (South Korea)	8,465	$30,596
Hanwha Life Insurance Co., Ltd. (South Korea)	10,610	22,975
Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)	1,147	28,604
Korean Reinsurance Co. (South Korea)	4,819	27,856
Momentum Metropolitan Holdings (South Africa)	51,257	64,511
People’s Insurance Co. Group of China, Ltd. (The) - H Shares (China) (a)	97,000	33,237
Powszechny Zaklad Ubezpieczen S.A. (Poland) (a)	8,132	103,837
Taiwan Fire & Marine Insurance Co., Ltd. (Taiwan)	60,000	50,086
Tongyang Life Insurance Co., Ltd. (South Korea)	7,737	43,802
		1,030,791
Health Care — 3.1%
Health Care Equipment & Services — 0.2%
Sinopharm Group Co., Ltd. - H Shares (China)	57,200	152,124

Pharmaceuticals, Biotechnology & Life Sciences — 2.9%
Aurobindo Pharma, Ltd. (India)	12,068	174,537
Boryung (South Korea)	19,795	137,438
Changchun High-Tech Industry Group Co., Ltd. (China)	13,800	173,939
China Shineway Pharmaceutical Group, Ltd. (China)	230,000	226,457
Consun Pharmaceutical Group, Ltd. (China)	370,492	263,555
Dr. Reddy’s Laboratories, Ltd. ADR (India)	2,600	198,094
Genomma Lab Internacional S.A.B. de C.V. - Class B (Mexico)	69,800	65,659
Jubilant Pharmova, Ltd. (India)	5,664	50,170
JW Pharmaceutical Corp. (South Korea)	7,178	156,750
Livzon Pharmaceutical Group, Inc. - H Shares (China)	20,200	66,441
Natco Pharma, Ltd. (India)	11,785	164,206
Strides Pharma Science, Ltd. (India) (a)	10,705	121,639
Tempo Scan Pacific Tbk P.T. (Indonesia)	1,247,200	151,280
		1,950,165
Industrials — 6.9%
Capital Goods — 3.9%
Acter Group Corp., Ltd. (Taiwan)	6,000	48,674
AG Anadolu Grubu Holding A.S. (Turkey)	6,146	68,321
Amara Raja Energy & Mobility, Ltd. (India)	6,660	132,596
Astra International Tbk P.T. (Indonesia)	136,000	36,993
Balmer Lawrie & Co., Ltd. (India)	40,492	130,848
China Communications Services Corp., Ltd. - H Shares (China)	62,000	33,402

See Notes to Financial Statements.
12	| www.sbhfunds.com

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Shares	Value
Capital Goods (continued)
China Railway Group, Ltd. - H Shares (China)	112,000	$61,785
DMCI Holdings, Inc. (Philippines)	400,168	76,294
Doosan Bobcat, Inc. (South Korea)	3,862	142,681
Ferreycorp S.A.A. (Peru)	71,742	51,441
FSP Technology, Inc. (Taiwan)	47,000	87,861
GS Holdings Corp. (South Korea)	3,014	102,123
Hong Leong Industries Bhd (Malaysia)	12,400	29,228
Horizon Construction Development, Ltd. (China) (a)(c)	12,407	2,383
ITD Cementation India, Ltd. (India)	26,275	165,228
J. Kumar Infraprojects, Ltd. (India)	15,851	157,881
KCC Corp. (South Korea)	135	30,032
Korea Electric Terminal Co., Ltd. (South Korea)	966	48,036
LG Balakrishnan & Bros, Ltd. (India)	5,905	101,037
LT Group, Inc. (Philippines)	307,800	51,361
LX Hausys, Ltd. (South Korea)	1,809	58,938
Nava, Ltd. (India)	26,720	238,956
Raubex Group, Ltd. (South Africa)	31,196	68,624
Shanxi Coal International Energy Group Co. - Class A (China)	22,000	44,258
Sime Darby Bhd (Malaysia)	184,500	102,347
Sinopec Engineering Group Co., Ltd. - H Shares (China)	50,000	34,556
Sinotruk Hong Kong, Ltd. (China)	81,500	211,564
Thoresen Thai Agencies PCL (Thailand)	158,600	31,046
Tupy S.A. (Brazil)	5,900	25,065
Weichai Power Co., Ltd. - Class A (China)	27,800	62,102
Weichai Power Co., Ltd. - H Shares (China)	38,000	72,347
Wilson Bayly Holmes-Ovcon, Ltd. (South Africa)	7,100	62,201
Zhengzhou Coal Mining Machinery Group Co., Ltd. - H Shares (China)	20,000	27,404
		2,597,613
Commercial & Professional Services — 0.0% (e)
NICE Information Service Co., Ltd. (South Korea)	4,176	34,288

Transportation — 3.0%
Aegean Airlines S.A. (Greece)	2,319	29,015
Anhui Expressway Co., Ltd. - H Shares (China)	58,000	69,445
China Airlines, Ltd. (Taiwan) (a)	47,000	34,190
CJ Logistics Corp. (South Korea)	614	42,204
COSCO SHIPPING Holdings Co., Ltd. - Class A (China)	43,200	92,111
COSCO SHIPPING Holdings Co., Ltd. - H Shares (China)	68,500	119,561
EcoRodovias Infraestrutura e Logistica S.A. (Brazil)	45,800	53,907
Eva Airways Corp. (Taiwan)	103,000	120,598
Evergreen Marine Corp. Taiwan, Ltd. (Taiwan)	21,200	125,803
	Shares	Value
Transportation (continued)
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR (Mexico)	200	$59,904
Gujarat Pipavav Port, Ltd. (India)	36,897	92,304
Hyundai Glovis Co., Ltd. (South Korea)	2,436	385,576
InterGlobe Aviation, Ltd. (India) (a)(c)	1,575	79,800
Korean Air Lines Co., Ltd. (South Korea)	18,160	305,234
Precious Shipping PCL (Thailand)	132,500	35,374
Qingdao Port International Co., Ltd. - H Shares (China) (c)	68,000	51,892
Qinhuangdao Port Co., Ltd. - H Shares (China)	156,500	38,928
Shenzhen International Holdings, Ltd. (China)	38,000	30,316
Sinotrans, Ltd. - H Shares (China)	66,000	32,098
SpiceJet, Ltd. (India) (a)	179,891	111,779
Tianjin Port Development Holdings, Ltd. (China)	210,471	16,945
Yang Ming Marine Transport Corp. (Taiwan) (a)	15,000	34,405
Zhejiang Expressway Co., Ltd. - H Shares (China)	44,160	29,719
		1,991,108
Information Technology — 23.7%
Semiconductors & Semiconductor Equipment — 11.9%
Flat Glass Group Co., Ltd. (China)	130,000	190,751
Foxsemicon Integrated Technology, Inc. (Taiwan)	4,000	37,871
Greatek Electronics, Inc. (Taiwan) (a)	23,000	44,440
King Yuan Electronics Co., Ltd. (Taiwan)	19,000	69,242
Powertech Technology, Inc. (Taiwan)	56,000	322,984
Realtek Semiconductor Corp. (Taiwan) (a)	11,000	184,125
SK Hynix, Inc. (South Korea)	1,642	278,080
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	32,380	5,627,968
United Microelectronics Corp. (Taiwan) (a)	433,000	746,990
Xinyi Solar Holdings, Ltd. (China)	1,002,000	503,206
		8,005,657
Software & Services — 2.4%
Arabian Internet & Communications Services Co. (Saudi Arabia)	582	45,319
HCL Technologies, Ltd. (India)	15,266	266,473
Samsung SDS Co., Ltd. (South Korea)	4,818	516,069
Tata Consultancy Services, Ltd. (India) (a)	9,010	420,803
Zensar Technologies, Ltd. (India)	40,316	360,387
		1,609,051
Technology Hardware & Equipment — 9.4%
Chicony Electronics Co., Ltd. (Taiwan)	8,000	41,983
Compal Electronics, Inc. (Taiwan) (a)	35,000	37,215
Compeq Manufacturing Co., Ltd. (Taiwan)	15,000	37,470
Elite Material Co., Ltd. (Taiwan) (a)	24,000	348,969
Genius Electronic Optical Co. (Taiwan) (a)	2,000	40,605

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	13

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Shares	Value
Technology Hardware & Equipment (continued)
Global Brands Manufacture, Ltd. (Taiwan) (a)	20,000	$45,608
Hannstar Board Corp. (Taiwan)	23,000	39,384
Hon Hai Precision Industry Co., Ltd. (Taiwan)	194,000	1,274,041
Largan Precision Co., Ltd. (Taiwan)	10,000	841,755
LG Innotek Co., Ltd. (South Korea)	1,998	391,716
Mcnex Co., Ltd. (South Korea)	7,096	116,579
Redington, Ltd. (India)	136,419	349,851
Samsung Electronics Co., Ltd. (South Korea)	30,856	1,812,202
Sercomm Corp. (Taiwan)	12,000	43,440
Simplo Technology Co., Ltd. (Taiwan)	4,000	52,374
Sunrex Technology Corp. (Taiwan) (a)	18,000	33,214
Supreme Electronics Co., Ltd. (Taiwan)	25,827	64,866
Taiwan PCB Techvest Co., Ltd. (Taiwan) (a)	32,000	38,661
Taiwan Union Technology Corp. (Taiwan)	6,000	29,764
Thinking Electronic Industrial Co., Ltd. (Taiwan) (a)	9,000	49,245
TXC Corp. (Taiwan)	9,000	31,721
Wah Lee Industrial Corp. (Taiwan) (a)	8,000	34,879
Wasion Holdings, Ltd. (China)	532,000	465,924
Weikeng Industrial Co., Ltd. (Taiwan) (a)	28,000	31,667
Zhen Ding Technology Holdings, Ltd. (Taiwan)	16,000	63,589
		6,316,722
Materials — 7.1%
Materials — 7.1%
Afrimat, Ltd. (South Africa)	9,080	35,327
Aluminum Corp. of China, Ltd. - H Shares (China)	112,000	76,284
Asia Cement Co., Ltd. (South Korea)	6,620	50,966
ASIA Holdings Co., Ltd. (South Korea)	150	27,970
Baoshan Iron & Steel Co., Ltd. - Class A (China)	144,400	131,980
CAP S.A. (Chile) (a)	7,551	47,425
Cemex S.A.B. de C.V. ADR (Mexico)	31,900	203,841
Chambal Fertilisers and Chemicals, Ltd. (India)	9,463	57,433
China BlueChemical, Ltd. - H Shares (China)	116,000	32,982
China Hongqiao Group, Ltd. (China)	81,000	122,238
China Lumena New Materials Corp. (China) (a)(b)	1,700	0
CMOC Group, Ltd. - H Shares (China)	51,000	46,541
Dongkuk Holdings Co., Ltd. (South Korea)	10,287	62,763
Dongkuk Steel Mill Co., Ltd. (South Korea)	5,057	35,687
Egypt Aluminium (Egypt)	17,848	36,044
GCC S.A.B. de C.V. (Mexico) (c)	2,500	23,425
Goldsun Building Materials Co., Ltd. (Taiwan)	33,000	43,741
Gulf Oil Lubricants India, Ltd. (India)	4,999	72,808
	Shares	Value
Materials (continued)
Hanil Holdings Co., Ltd. (South Korea)	7,551	$73,430
Harmony Gold Mining Co., Ltd. ADR (South Africa)	31,000	284,270
HDC Holdings Co., Ltd. (South Korea)	8,584	50,220
Henan Shenhuo Coal & Electricity Power Co., Ltd. - Class A (China)	29,600	82,193
Hindalco Industries, Ltd. (India) (a)	9,726	80,607
Hsin Kuang Steel Co., Ltd. (Taiwan)	17,000	33,418
Hume Cement Industries Bhd (Malaysia)	43,900	31,112
Jaya Tiasa Holdings Bhd (Malaysia)	89,600	20,488
Jiangxi Copper Co., Ltd. - H Shares (China)	26,000	51,752
Jinan Acetate Chemical Co., Ltd. (Taiwan)	2,000	54,640
Jindal Saw, Ltd. (India)	17,727	115,185
Jindal Stainless, Ltd. (India) (a)	3,858	37,993
JK Paper, Ltd. (India)	9,122	59,159
Kalyani Steels, Ltd. (India)	2,637	29,374
Kumba Iron Ore, Ltd. (South Africa)	10,764	260,081
Magnitogorsk Iron & Steel Works PJSC (Russia) *(a)(b)	194,390	0
Maharashtra Seamless, Ltd. (India)	8,027	62,996
Malayan Cement Bhd (Malaysia)	31,600	33,357
National Fertilizers, Ltd. (India)	35,911	56,033
NMDC, Ltd. (India)	150,856	443,923
Novolipetsk Steel PJSC (Russia) *(a)(b)(c)	2,870	0
OCI Holdings Co., Ltd. (South Korea)	449	28,670
Poongsan Corp. (South Korea)	776	35,498
Poongsan Holdings Corp. (South Korea)	1,441	28,526
Rashtriya Chemicals & Fertilizers, Ltd. (India)	21,227	49,065
Sahara International Petrochemical Co. (Saudi Arabia)	35,561	276,776
Saudi Aramco Base Oil Co. (Saudi Arabia)	2,509	87,996
SeAH Holdings Corp. (South Korea)	409	31,392
Shandong Nanshan Aluminum Co., Ltd. (China)	180,700	94,574
Shinkong Synthetic Fibers Corp. (Taiwan) (a)	54,000	27,639
Shougang Fushan Resources Group, Ltd. (China)	88,000	36,064
Suzano S.A. (Brazil)	14,700	150,040
Taiwan Hon Chuan Enterprise Co., Ltd. (Taiwan)	17,000	89,630
Tata Steel, Ltd. (India)	34,621	72,056
Tharisa PLC (South Africa)	30,632	32,341
Thye Ming Industrial Co., Ltd. (Taiwan) (a)	12,000	28,591
TPI Polene PCL (Thailand)	696,400	25,029
Tung Ho Steel Enterprise Corp. (Taiwan)	26,000	55,617
Unid Co., Ltd. (South Korea)	406	29,790
Vale S.A. ADR (Brazil)	34,974	390,660
Vedanta, Ltd. (India)	11,380	61,890

See Notes to Financial Statements.
14	| www.sbhfunds.com

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Shares	Value
Materials (continued)
Welspun Corp., Ltd. (India)	7,766	$50,913
Yem Chio Co., Ltd. (Taiwan) (a)	46,000	28,994
Yunnan Yuntianhua Co., Ltd. - Class A (China)	28,200	75,269
		4,754,706
Real Estate — 1.3%
Equity Real Estate Investment Trusts (REITs) — 0.0% (e)
Huang Hsiang Construction Corp., Ltd. (Taiwan) (a)	19,000	32,675

Real Estate Investment Trusts (REITs) — 0.1%
PT Puradelta Lestari Tbk P.T. (Indonesia)	3,013,700	28,544
YTL Hospitality REIT (Malaysia)	120,100	30,803
		59,347
Real Estate Management & Development — 1.2%
AP Thailand PCL (Thailand)	175,900	37,987
Barwa Real Estate Co. (Qatar)	86,917	65,626
China Electronics Optics Valley Union Holding Co., Ltd. (China) (a)	210,441	8,219
China Resources Land, Ltd. (China)	7,000	23,845
Emaar Properties PJSC (United Arab Emirates)	163,685	365,388
Kingdom Development Co., Ltd. (Taiwan)	25,000	42,031
Megaworld Corp. (Philippines)	1,432,000	42,889
NESCO, Ltd. (India)	2,936	32,465
Robinsons Land Corp. (Philippines)	175,400	44,688
Shanghai Industrial Urban Development Group, Ltd. (China)	863,941	47,281
Shui on Land, Ltd. (China)	713,000	60,261
Youngor Group Co., Ltd. - Class A (China)	51,800	50,739
		821,419
Utilities — 3.0%
Utilities — 3.0%
Akenerji Elektrik Uretim A/S (Turkey) (a)	53,676	26,016
Beijing Jingneng Clean Energy Co., Ltd. - H Shares (China)	122,000	29,048
Centrais Eletricas de Santa Catarina S.A. (Brazil)	4,400	56,503
China Everbright Water, Ltd. (China)	165,600	30,532
China Resources Power Holdings Co., Ltd. (China)	50,000	153,194
China Water Affairs Group, Ltd. (China) (a)	40,000	25,690
Cia de Saneamento de Minas Gerais Copasa MG (Brazil)	22,700	84,824
Cia Energética de Minas Gerais ADR (Brazil)	53,690	94,494
	Shares	Value
Utilities (continued)
Enel Chile S.A. (Chile)	537,050	$30,304
GAIL India, Ltd. (India) (c)	6,384	100,229
Gas Malaysia Bhd (Malaysia)	45,000	34,339
GD Power Development Co., Ltd. - Class A (China) (a)	142,800	117,700
Huaneng Power International, Inc. - H Shares (China) (a)	60,000	44,342
Korea District Heating Corp. (South Korea) (a)	1,418	50,430
Mega First Corp. Bhd (Malaysia)	28,600	28,518
NTPC, Ltd. (India)	98,807	447,979
OGK-2 PJSC (Russia) (b)	5,740,000	—
Perusahaan Gas Negara Tbk P.T. (Indonesia)	314,700	29,580
Power Grid Corp. of India, Ltd. (India)	68,737	272,165
Rojana Industrial Park PCL (Thailand)	203,100	33,633
Shenergy Co., Ltd. - Class A (China)	195,000	236,839
SPCG PCL (Thailand)	120,000	28,263
Synergy Grid & Development Phils, Inc. (Philippines)	189,900	31,091
TTW PCL (Thailand)	135,500	32,651
		2,018,364
Total Common Stocks (Cost $52,774,863)		65,978,122

PREFERRED STOCKS — 2.2%
Energy — 0.6%
Energy — 0.6%
Petroleo Brasileiro S.A. ADR (Brazil)	27,100	369,644
Surgutneftegas PJSC, 18.99% (Russia) *(a)(b)	541,500	0
		369,644
Financials — 0.1%
Banks — 0.1%
Banco ABC Brasil S.A. (Brazil)	7,575	30,000
Banco do Estado do Rio Grande do Sul S.A., 1.59% - Series B (Brazil) (c)	14,200	28,830
		58,830
Industrials — 0.1%
Capital Goods — 0.1%
Marcopolo S.A. (Brazil)	57,980	66,169
Randon S.A. Implementos e Participacoes (Brazil)	15,500	30,277
		96,446
Information Technology — 1.3%
Technology Hardware & Equipment — 1.3%
Samsung Electronics Co., Ltd., 2.28% (South Korea)	18,339	840,309

Materials — 0.0% (e)
Materials — 0.0% (e)
Bradespar S.A., 6.40% (Brazil)	5,400	17,880

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	15

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Shares	Value
Utilities — 0.1%
Utilities — 0.1%
Cia de Saneamento do Parana (Brazil)	60,000	$59,996

Total Preferred Stocks (Cost $1,521,546)		1,443,105

Investments at Value — 100.2%
(Cost $54,296,409)		$67,421,227

Liabilities in Excess of Other Assets — (0.2%)		(115,857)

Net Assets — 100.0%		$67,305,370

*	Security has been suspended from trading due to the ongoing conflict in Russia and Ukraine. As result, management made the decision to value the security at $0.
(a)	Non-income producing security.
(b)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.
(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $1,867,167, which represents 2.8% of net assets as of June 30, 2024.
(d)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Percentage rounds to less than 0.1%.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Country	Value	% of Net Assets
China	$17,294,443	25.7%
Taiwan	13,092,193	19.4%
India	12,960,251	19.3%
South Korea	8,369,328	12.4%
Brazil	2,650,903	3.9%
Saudi Arabia	2,606,615	3.9%
South Africa	1,858,472	2.8%
Mexico	1,256,276	1.9%
Indonesia	1,062,240	1.6%
Thailand	998,254	1.5%
Malaysia	965,558	1.4%
United Arab Emirates	733,519	1.1%
Turkey	632,905	0.9%
Poland	630,297	0.9%
Philippines	488,233	0.7%
Qatar	445,254	0.7%
Greece	316,223	0.5%
Kuwait	315,737	0.5%
Peru	245,037	0.4%
Colombia	213,622	0.3%
Chile	197,446	0.3%
Egypt	60,841	0.1%
Hungary	27,580	0.0%
Russia	0	0.0%
Total Investments	$67,421,227	100.2%
Liabilities in Excess of Other Assets	(115,857)	(0.2)%
Net Assets	$67,305,370	100.0%

See Notes to Financial Statements.
16	| www.sbhfunds.com

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.9%
Communication Services — 4.1%
Media & Entertainment — 2.4%
ITV PLC (United Kingdom)	475,925	$483,958
MFE-MediaForEurope N.V. - Class A (Italy)	93,300	321,793
Reach PLC (United Kingdom)	249,483	310,013
Septeni Holdings Co., Ltd. (Japan) (a)	74,500	171,536
SKY Perfect JSAT Holdings, Inc. (Japan)	42,700	231,423
Vector, Inc. (Japan)	17,600	134,427
		1,653,150
Telecommunication Services — 1.7%
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	221,192	248,114
Millicom International Cellular S.A. (Sweden) (a)	12,803	310,938
Proximus S.A.D.P. (Belgium)	52,640	419,094
StarHub, Ltd. (Singapore)	252,500	225,026
		1,203,172
Consumer Discretionary — 12.2%
Automobiles & Components — 4.1%
Aisan Industry Co., Ltd. (Japan) (a)	4,600	40,249
FCC Co., Ltd. (Japan)	22,193	325,276
Gestamp Automocion S.A. (Spain)	68,933	204,840
G-Tekt Corp. (Japan)	22,211	270,474
KYB Corp. (Japan)	8,300	280,748
NHK Spring Co., Ltd. (Japan) (a)	25,400	254,820
Nippon Seiki Co., Ltd. (Japan)	4,800	44,088
Pacific Industrial Co., Ltd. (Japan)	30,125	284,269
SAF-Holland S.E. (Germany)	5,526	109,523
Sumitomo Riko Co., Ltd. (Japan)	29,200	269,766
TI Fluid Systems PLC (United Kingdom) (b)	99,777	164,219
Toyo Tire Corp. (Japan)	30,700	492,769
Toyoda Gosei Co., Ltd. (Japan)	8,900	157,300
		2,898,341
Consumer Discretionary Distribution & Retail — 3.3%
Accent Group, Ltd. (Australia)	164,434	211,749
AOKI Holdings, Inc. (Japan)	10,319	85,869
Aoyama Trading Co., Ltd. (Japan)	8,179	75,783
CECONOMY A.G. (Germany) (a)	124,524	396,244
Currys PLC (United Kingdom) (a)	672,868	613,243
Harvey Norman Holdings, Ltd. (Australia)	44,223	122,409
IDOM, Inc. (Japan)	24,600	213,645
Super Retail Group, Ltd. (Australia)	67,066	617,884
		2,336,826
Consumer Durables & Apparel — 2.5%
Cairn Homes PLC (Ireland)	250,201	427,252
Cleanup Corp. (Japan)	15,900	73,497
Open House Co., Ltd. (Japan)	1,300	39,949
SANKYO Co., Ltd. (Japan)	76,500	831,964
Universal Entertainment Corp. (Japan) (a)	3,700	36,240
Yue Yuen Industrial Holdings, Ltd. (Hong Kong)	171,000	329,438
		1,738,340
	Shares	Value
Consumer Services — 2.3%
AcadeMedia A.B. (Sweden) (b)	21,530	$105,040
Betsson A.B. (Sweden) (a)	68,475	800,679
Cie des Alpes (France)	18,758	272,868
ME GROUP INTERNATIONAL PLC (United Kingdom)	110,747	239,674
TUI A.G. (Germany) (a)(b)	24,018	169,822
		1,588,083
Consumer Staples — 6.0%
Consumer Staples Distribution & Retail — 2.3%
Cawachi, Ltd. (Japan)	5,245	95,977
Life Corp. (Japan)	24,005	588,441
Marks & Spencer Group PLC (United Kingdom)	239,489	865,936
Sonae SGPS S.A. (Portugal)	76,725	71,833
		1,622,187
Food, Beverage & Tobacco — 3.6%
Austevoll Seafood A.S.A. (Norway)	3,465	26,801
First Pacific Co., Ltd. (Hong Kong)	274,000	127,151
Inghams Group, Ltd. (Australia)	135,291	325,999
J-Oil Mills, Inc. (Japan) (a)	5,700	70,761
Megmilk Snow Brand Co., Ltd. (Japan)	12,384	200,477
Mitsui DM Sugar Holdings Co., Ltd. (Japan)	4,078	86,235
Morinaga Milk Industry Co., Ltd. (Japan)	31,200	656,598
Nippn Corp. (Japan)	15,700	228,524
Scandinavian Tobacco Group A/S (Denmark) (b)	27,542	388,822
Showa Sangyo Co., Ltd. (Japan)	13,333	261,458
Starzen Co., Ltd. (Japan)	4,705	88,396
Suedzucker A.G. (Germany)	4,171	60,795
		2,522,017
Household & Personal Products — 0.1%
Best World International, Ltd. (Singapore) (a)	38,000	69,782

Energy — 3.5%
Energy — 3.5%
BW LPG, Ltd. (Norway) (b)	25,168	467,477
Cosmo Energy Holdings Co., Ltd. (Japan)	1,500	75,731
d’Amico International Shipping S.A. (Italy)	46,492	366,634
Diversified Energy Co. PLC (United Kingdom) (a)	3,342	44,321
Etablissements Maurel et Prom S.A. (France)	34,630	223,507
Harbour Energy PLC (United Kingdom)	17,621	69,186
Japan Petroleum Exploration Co., Ltd. (Japan)	7,600	307,929
Oil Refineries, Ltd. (Israel)	938,436	216,558
Torm PLC - Class A (Denmark)	2,009	78,914
Vallourec SACA (France) (a)	19,058	299,673
Whitehaven Coal, Ltd. (Australia)	58,720	298,757
		2,448,687

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	17

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Shares	Value
Financials — 12.2%
Banks — 6.7%
77 Bank, Ltd. (The) (Japan)	2,600	$72,813
Aichi Financial Group, Inc. (Japan)	9,500	159,368
Banco de Sabadell S.A. (Spain)	132,686	256,239
Bank of Georgia Group PLC (United Kingdom)	13,036	663,203
BAWAG Group A.G. (Austria) (a)(b)	9,740	615,881
BPER Banca (Italy)	171,128	866,535
Dah Sing Banking Group, Ltd. (Hong Kong)	110,991	92,432
Dah Sing Financial Holdings, Ltd. (Hong Kong)	52,000	144,673
Gunma Bank, Ltd. (The) (Japan) (a)	25,300	162,993
Juroku Financial Group, Inc. (Japan)	6,100	181,873
Norion Bank A.B. (Sweden) (a)	25,361	104,873
Ogaki Kyoritsu Bank, Ltd. (The) (Japan) (a)	7,200	102,923
Senshu Ikeda Holdings, Inc. (Japan) (a)	41,200	103,107
Sydbank A/S (Denmark)	16,499	874,085
TBC Bank Group PLC (United Kingdom)	10,530	342,095
		4,743,093
Financial Services — 3.7%
Credit Saison Co., Ltd. (Japan)	29,300	610,133
Financial Products Group Co., Ltd. (Japan) (a)	16,320	228,170
Helia Group, Ltd. (Australia)	88,010	226,317
Investec PLC (United Kingdom)	49,300	356,386
Magellan Financial Group, Ltd. (Australia)	69,327	386,643
Pepper Money, Ltd. (Australia)	47,161	45,928
Swissquote Group Holding S.A. (Switzerland)	1,071	337,295
Tokyo Century Corp. (Japan)	40,300	378,970
		2,569,842
Insurance — 1.8%
Just Group PLC (United Kingdom)	315,157	418,335
Lancashire Holdings, Ltd. (United Kingdom)	43,806	340,006
Phoenix Holdings, Ltd. (The) (Israel)	43,740	397,922
Vienna Insurance Group A.G. (Austria)	3,632	118,668
		1,274,931
Health Care — 5.3%
Health Care Equipment & Services — 2.8%
Ambea A.B. (Sweden) (b)	80,917	598,656
Ansell, Ltd. (Australia)	5,359	94,550
Attendo A.B. (Sweden) (b)	76,815	317,498
CompuGroup Medical S.E. & Co. KgaA (Germany)	1,258	32,153
Fagron (Belgium)	2,190	42,627
Galenica A.G. (Switzerland) (a)(b)	797	65,280
Japan Lifeline Co., Ltd. (Japan)	54,502	384,381
Sisram Medical, Ltd. (Israel) (b)	409,179	188,620
Tokai Corp. (Japan)	17,079	245,563
		1,969,328
	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences — 2.5%
COSMO Pharmaceuticals N.V. (Switzerland) (a)	5,019	$391,651
H Lundbeck A/S (Denmark)	77,515	432,604
Kissei Pharmaceutical Co., Ltd. (Japan)	19,017	385,624
Sawai Group Holdings Co., Ltd. (Japan)	4,400	178,567
Tsumura & Co. (Japan) (a)	6,300	160,764
United Laboratories International Holdings, Ltd. (The) (Hong Kong)	192,000	203,106
		1,752,316
Industrials — 23.6%
Capital Goods — 16.6%
Construcciones y Auxiliar de Ferrocarriles S.A. (Spain)	4,672	175,669
Deutz A.G. (Germany)	118,224	759,749
E-Commodities Holdings, Ltd. (Hong Kong)	1,261,426	237,456
Elco, Ltd. (Israel)	1,227	31,906
Fugro N.V. (Netherlands)	7,389	178,236
Furukawa Co., Ltd. (Japan)	36,370	425,384
Implenia A.G. (Switzerland)	14,326	511,976
Iveco Group N.V. (Italy)	19,010	212,929
Keller Group PLC (United Kingdom)	40,706	631,891
Kier Group PLC (United Kingdom)	428,899	717,391
KION Group A.G. (Germany)	767	32,049
Kitz Corp. (Japan)	11,318	80,232
Koninklijke BAM Groep N.V. (Netherlands)	174,540	732,471
Kyokuto Kaihatsu Kogyo Co., Ltd. (Japan)	8,700	136,272
Manitou BF S.A. (France)	7,138	160,140
NCC A.B. - B Shares (Sweden)	29,635	384,521
NGK Insulators, Ltd. (Japan) (a)	14,300	183,645
Nichias Corp. (Japan)	22,900	673,464
Noritake Co., Ltd. (Japan)	20,050	496,636
Noritsu Koki Co., Ltd. (Japan)	23,000	638,374
NRW Holdings, Ltd. (Australia)	355,459	728,581
Okumura Corp. (Japan)	7,000	218,965
Porr A.G. (Austria)	8,890	133,651
Shibaura Machine Co., Ltd. (Japan)	14,200	341,029
Strabag S.E. (Austria)	1,541	64,298
Sulzer A.G. (Switzerland)	3,786	523,572
Takeuchi Manufacturing Co., Ltd. (Japan)	4,100	143,784
TOA Corp. (Japan) (a)	20,156	127,872
Toenec Corp. (Japan)	2,826	105,386
Tsubakimoto Chain Co. (Japan) (a)	3,802	147,700
Webuild S.p.A. (Italy)	117,494	256,837
Yamazen Corp. (Japan)	53,900	477,480
Yangzijiang Shipbuilding Holdings, Ltd. (Singapore)	323,700	585,946
Yokogawa Bridge Holdings Corp. (Japan)	18,400	310,283
Yurtec Corp. (Japan)	6,390	59,332
		11,625,107

See Notes to Financial Statements.
18	| www.sbhfunds.com

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Shares	Value
Commercial & Professional Services — 2.2%
Bilfinger S.E. (Germany)	6,460	$339,813
Itoki Corp. (Japan) (a)	12,800	137,063
McMillan Shakespeare, Ltd. (Australia)	33,348	390,095
Okamura Corp. (Japan)	33,252	466,350
UT Group Co., Ltd. (Japan)	9,500	193,869
		1,527,190
Transportation — 4.8%
Air New Zealand, Ltd. (New Zealand)	108,027	34,877
easyJet PLC (United Kingdom)	52,448	302,546
Finnair OYJ (Finland) (a)	35,339	99,296
FirstGroup PLC (United Kingdom)	209,265	418,758
Flughafen Zurich A.G. (Switzerland) (a)	177	39,186
Hoegh Autoliners A.S.A. (Norway) (b)	33,547	397,016
Konoike Transport Co., Ltd. (Japan)	20,000	298,450
NS United Kaiun Kaisha, Ltd. (Japan)	4,100	129,344
Odfjell S.E. - A Shares (Norway)	16,237	279,233
Redde Northgate PLC (United Kingdom)	35,565	189,217
SENKO Group Holdings Co., Ltd. (Japan) (a)	19,600	137,680
Stolt-Nielsen, Ltd. (Norway)	10,946	517,768
Wallenius Wilhelmsen A.S.A. (Norway)	52,928	542,001
		3,385,372
Information Technology — 9.5%
Semiconductors & Semiconductor Equipment — 0.5%
Camtek, Ltd. (Israel)	2,633	329,003

Software & Services — 3.6%
Arad Investment & Industrial Development, Ltd. (Israel) (a)	281	6,012
ATEA A.S.A. (Norway) (a)	8,631	123,692
Computacenter PLC (United Kingdom)	6,442	232,778
Econocom Group S.A./N.V. (Belgium) (a)	29,440	66,859
Indra Sistemas S.A. (Spain)	17,612	361,756
Kontron A.G. (Germany)	11,046	227,266
NCC Group PLC (United Kingdom)	233,087	446,867
Sinch A.B. (Sweden) (a) (b)	201,331	487,718
Sopra Steria Group (France)	2,205	428,904
TietoEVRY OYJ (Finland)	8,553	165,212
		2,547,064
Technology Hardware & Equipment — 5.4%
Alps Alpine Co., Ltd. (Japan)	12,700	121,791
Citizen Watch Co., Ltd. (Japan)	25,100	168,254
Codan, Ltd. (Australia)	97,029	777,908
Elecom Co., Ltd. (Japan)	26,000	264,403
Kaga Electronics Co., Ltd. (Japan)	12,200	438,547
Landis+Gyr Group A.G. (Switzerland) (a)	4,887	394,648
Macnica Holdings, Inc. (Japan) (a)	4,800	201,738
MCJ Co., Ltd. (Japan)	64,431	605,931
Oki Electric Industry Co., Ltd. (Japan)	24,400	154,698
PAX Global Technology, Ltd. (Hong Kong)	45,000	33,769
Quadient S.A. (France)	4,078	76,298
Siix Corp. (Japan)	44,600	357,279
SoftwareOne Holding A.G. (Switzerland) (a)	11,234	210,498
		3,805,762
	Shares	Value
Materials — 9.3%
Materials — 9.3%
Daicel Corp. (Japan)	26,000	$250,410
Fuji Seal International, Inc. (Japan)	15,100	232,357
Godo Steel, Ltd. (Japan) (a)	6,200	198,535
Kemira OYJ (Finland)	2,984	72,681
Kobe Steel, Ltd. (Japan)	68,600	853,515
Kyoei Steel, Ltd. (Japan)	23,400	305,946
Mount Gibson Iron, Ltd. (Australia) (a)	679,821	186,230
Nittetsu Mining Co., Ltd. (Japan)	6,349	201,246
Pan African Resources PLC (United Kingdom)	1,058,153	348,451
Perseus Mining, Ltd. (Australia)	279,207	438,347
Ramelius Resources, Ltd. (Australia)	190,133	244,207
Rengo Co., Ltd. (Japan) (a)	36,800	238,828
Resolute Mining, Ltd. (Australia) (a)	1,398,678	486,331
RHI Magnesita N.V. (United Kingdom)	8,434	367,100
Semapa-Sociedade de Investimento e Gestao (Portugal)	12,501	193,089
Solvay S.A. (Belgium)	19,615	691,890
SSAB A.B. - B Shares (Sweden)	19,716	106,927
Taiheiyo Cement Corp. (Japan)	3,600	90,584
Vetropack Holding A.G. (Switzerland)	3,827	138,028
Vicat S.A.C.A. (France)	15,851	570,322
Yamato Kogyo Co., Ltd. (Japan)	6,500	317,428
		6,532,452
Real Estate — 9.5%
Equity Real Estate Investment Trusts (REITs) — 6.3%
Centuria Capital Group (Australia)	367,008	401,138
Charter Hall Retail REIT (Australia)	145,989	315,067
Cromwell European Real Estate Investment Trust (Singapore)	212,389	318,527
Eagle Hospitality Trust (Singapore) (a)(c)	1,204,600	0
Hammerson PLC (United Kingdom)	351,411	123,050
Impact Healthcare REIT PLC (United Kingdom)	250,397	271,294
Industrial & Infrastructure Fund Investment Corp. REIT (Japan) (a)	69	54,360
Invincible Investment Corp. (Japan)	1,473	598,804
Japan Hotel REIT Investment Corp. (Japan)	202	97,541
Japan Metropolitan Fund Investment (Japan) (a)	761	428,233
KDX Realty Investment Corp. (Japan)	45	43,750
Mercialys S.A. (France)	34,988	389,205
MIRAI Corp. (Japan)	769	214,629
NewRiver REIT PLC (United Kingdom) (b)	139,582	137,617
Orix JREIT, Inc. (Japan)	36	35,680
Prime US REIT (Singapore)	866,910	100,855
Sasseur Real Estate Investment Trust (Singapore)	319,337	158,850
Supermarket Income Reit PLC (United Kingdom)	57,250	52,673
Target Healthcare REIT PLC (United Kingdom)	518,942	513,642
Wereldhave N.V. (Netherlands)	11,738	166,173
		4,421,088

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	19

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Shares	Value
Real Estate Management & Development — 3.2%
Aedas Homes S.A. (Spain)	1,990	$45,087
Blue Square Real Estate, Ltd. (Israel)	1,946	132,101
Cibus Nordic Real Estate A.B. (Sweden)	22,919	340,882
Citycon OYJ (Finland) (a)	40,125	170,102
Instone Real Estate Group S.E. (Germany) (b)	22,168	194,727
Isras Investment Co., Ltd. (Israel)	1,695	294,483
Sagax A.B. - D Shares (Sweden)	151,342	441,219
Savills PLC (United Kingdom)	4,495	63,299
Sun Frontier Fudousan Co., Ltd. (Japan)	18,800	236,748
Tokyu Fudosan Holdings Corp. (Japan)	46,600	312,850
		2,231,498
Utilities — 2.7%
Utilities — 2.7%
A2A S.p.A. (Italy)	155,423	308,626
ACEA S.p.A. (Italy)	6,971	112,850
AGL Energy, Ltd. (Australia)	40,376	290,895
Centrica PLC (United Kingdom)	159,962	272,657
Contact Energy, Ltd. (New Zealand)	41,612	228,136
Drax Group PLC (United Kingdom)	11,192	69,703
Rubis SCA (France) (a)	2,802	78,959
Tohoku Electric Power Co., Inc. (Japan)	56,500	510,791
		1,872,617
Total Common Stocks (Cost $59,416,985)		68,667,248

PREFERRED STOCKS — 0.5%
Health Care — 0.5%
Health Care Equipment & Services — 0.5%
Draegerwerk A.G. & Co. KGaA, 2.61% (Germany) (Cost $330,879)	6,468	345,375

Investments at Value — 98.4%
(Cost $59,747,864)		$69,012,623

Other Assets in Excess of Liabilities — 1.6%		1,103,305

Net Assets — 100.0%		$70,115,928

(a)	Non-income producing security.
(b)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $4,343,480, which represents 6.2% of net assets as of June 30, 2024.
(c)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Country	Value	% of Net Assets
Japan	$23,793,338	33.9%
United Kingdom	10,069,509	14.4%
Australia	6,589,035	9.4%
Sweden	3,998,951	5.7%
Germany	2,667,516	3.8%
Switzerland	2,612,134	3.7%
France	2,499,876	3.6%
Italy	2,446,204	3.5%
Norway	2,353,988	3.4%
Israel	1,844,719	2.6%
Denmark	1,774,425	2.5%
Singapore	1,458,986	2.1%
Belgium	1,220,470	1.7%
Hong Kong	1,168,025	1.7%
Netherlands	1,076,880	1.5%
Spain	1,043,591	1.5%
Austria	932,498	1.3%
Finland	507,291	0.7%
Ireland	427,252	0.6%
Portugal	264,922	0.4%
New Zealand	263,013	0.4%
Total Investments	$69,012,623	98.4%
Other Assets in Excess of Liabilities	1,103,305	1.6%
Net Assets	$70,115,928	100.0%

See Notes to Financial Statements.
20	| www.sbhfunds.com

Segall Bryant & Hamill International Equity Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.9%
Communication Services — 3.9%
Media & Entertainment — 0.4%
ITV PLC (United Kingdom)	1,457	$1,482
MFE-MediaForEurope N.V. - Class B (Italy)	294	1,275
SKY Perfect JSAT Holdings, Inc. (Japan)	442	2,395
Television Francaise 1 S.A. (France)	681	5,319
		10,471
Telecommunication Services — 3.5%
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	582	653
BT Group PLC (United Kingdom)	4,774	8,464
Deutsche Telekom A.G. (Germany)	221	5,556
HKT Trust and HKT, Ltd. (Hong Kong)	6,000	6,730
KDDI Corp. (Japan)	1,184	31,371
Nippon Telegraph & Telephone Corp. (Japan)	11,876	11,232
Orange S.A. (France)	969	9,722
Proximus S.A.D.P. (Belgium)	383	3,049
StarHub, Ltd. (Singapore)	1,300	1,158
Telenor A.S.A. (Norway)	976	11,126
Telstra Group, Ltd. (Australia)	562	1,357
		90,418
Consumer Discretionary — 10.3%
Automobiles & Components — 5.3%
Bayerische Motoren Werke A.G. (Germany)	121	11,449
Dowlais Group PLC (United Kingdom)	824	761
FCC Co., Ltd. (Japan)	100	1,466
Honda Motor Co., Ltd. (Japan)	2,743	29,492
Mazda Motor Corp. (Japan)	1,369	13,200
Renault S.A. (France)	182	9,336
SAF-Holland S.E. (Germany)	345	6,838
Stellantis N.V. (Italy)	560	11,073
Subaru Corp. (Japan)	1,262	26,841
TI Fluid Systems PLC (United Kingdom) (a)	1,036	1,705
Toyoda Gosei Co., Ltd. (Japan)	54	954
Toyota Motor Corp. (Japan)	499	10,240
Volkswagon A.G. (Germany)	117	14,023
		137,378
Consumer Discretionary Distribution & Retail — 2.3%
AOKI Holdings, Inc. (Japan)	200	1,664
CECONOMY A.G. (Germany) (b)	469	1,492
Currys PLC (United Kingdom) (b)	9,004	8,206
Delek Automotive Systems, Ltd. (Israel)	15	76
D’ieteren Group (Belgium)	6	1,271
Harvey Norman Holdings, Ltd. (Australia)	2,714	7,512
Industria de Diseno Textil S.A. (Spain)	199	9,878
JD Sports Fashion PLC (United Kingdom)	3,953	5,936
Next PLC (United Kingdom)	16	1,826
Prosus N.V. (Netherlands) (b)	290	10,315
Super Retail Group, Ltd. (Australia)	1,365	12,576
		60,752
	Shares	Value
Consumer Durables & Apparel — 2.1%
Cairn Homes PLC (Ireland)	1,959	$3,345
Cie Financiere Richemont S.A. (Switzerland)	48	7,503
Danya Cebus, Ltd. (Israel)	43	830
Hermes International (France)	1	2,310
Kering S.A. (France)	1	364
LVMH Moet Hennessy Louis Vuitton S.E. (France)	12	9,216
Panasonic Holdings Corp. (Japan)	856	7,038
Sankyo Co., Ltd. (Japan)	735	7,993
Swatch Group A.G. (The) (Switzerland)	296	12,121
Universal Entertainment Corp. (Japan) (b)	200	1,959
Yue Yuen Industrial Holdings, Ltd. (Hong Kong)	1,000	1,926
		54,605
Consumer Services — 0.6%
Accor S.A. (France)	27	1,105
Betsson A.B. (Sweden) (b)	520	6,080
Cie des Alpes (France)	524	7,623
		14,808
Consumer Staples — 8.1%
Consumer Staples Distribution & Retail — 2.2%
Carrefour S.A. (France)	987	13,990
Colruyt Group N.V. (Belgium)	34	1,624
J Sainsbury PLC (United Kingdom)	2,192	7,062
Koninklijke Ahold Delhaize N.V. (Netherlands)	356	10,479
Life Corp. (Japan)	96	2,353
Marks & Spencer Group PLC (United Kingdom)	5,356	19,366
Sonae SGPS S.A. (Portugal)	3,258	3,050
		57,924
Food, Beverage & Tobacco — 5.3%
Bakkavor Group PLC (United Kingdom) (a)	2,001	3,616
British American Tobacco PLC (United Kingdom)	533	16,374
Bumitama Agri, Ltd. (Singapore)	4,712	2,447
Danone S.A. (France)	101	6,188
Ebro Foods S.A. (Spain)	336	5,600
First Pacific Co., Ltd. (Hong Kong)	4,000	1,856
First Resources, Ltd. (Singapore)	1,972	2,005
Imperial Brands PLC (United Kingdom)	385	9,847
Inghams Group, Ltd. (Australia)	1,115	2,687
Japan Tobacco, Inc. (Japan)	357	9,669
Megmilk Snow Brand Co., Ltd. (Japan)	255	4,128
Mitsui DM Sugar Holdings Co., Ltd. (Japan)	137	2,897
Morinaga Milk Industry Co., Ltd. (Japan)	223	4,693
Mowi A.S.A. (Norway)	297	4,937
Nestle S.A. (Switzerland)	281	28,687
Nippn Corp. (Japan)	164	2,387
Nisshin Oillio Group, Ltd. (The) (Japan)	114	3,440

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	21

Segall Bryant & Hamill International Equity Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Shares	Value
Food, Beverage & Tobacco (continued)
Olvi PLC - A (Finland) (b)	43	$1,467
Showa Sangyo Co., Ltd. (Japan)	212	4,157
Societe LDC SADIR (France)	61	8,963
UIE PLC (Denmark)	235	7,762
WH Group, Ltd. (Hong Kong) (a)	7,500	4,936
		138,743
Household & Personal Products — 0.6%
Essity A.B. - Class B - Series B (Sweden)	223	5,702
Henkel A.G. & Co. KGaA (Germany)	33	2,597
L’Oreal S.A. (France)	14	6,164
		14,463
Energy — 4.2%
Energy — 4.2%
BP PLC (United Kingdom)	683	4,112
d’Amico International Shipping S.A. (Italy)	166	1,309
Etablissements Maurel et Prom S.A. (France)	430	2,775
Harbour Energy PLC (United Kingdom)	426	1,673
Idemitsu Kosan Co., Ltd. (Japan)	425	2,763
Inpex Corp. (Japan)	478	7,021
Japan Petroleum Exploration Co., Ltd. (Japan)	33	1,337
Oil Refineries, Ltd. (Israel)	2,680	618
OMV A.G. (Austria)	232	10,087
Repsol S.A. (Spain)	934	14,816
Shell PLC (United Kingdom)	1,196	42,898
TotalEnergies S.E. (France)	159	10,649
United Energy Group, Ltd. (Hong Kong)	28,000	1,092
Whitehaven Coal, Ltd. (Australia)	732	3,724
Yancoal Australia, Ltd. (Australia)	1,106	4,862
		109,736
Financials — 19.6%
Banks — 10.8%
ABN AMRO Bank N.V. (Netherlands) (a)	448	7,360
Aichi Financial Group, Inc. (Japan)	100	1,678
ANZ Group Holdings, Ltd. (Australia)	1,040	19,537
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	2,105	21,137
Banco de Sabadell S.A. (Spain)	3,515	6,788
Bank Leumi Le-Israel BM (Israel)	716	5,839
Bank of Cyprus Holdings PLC (United Kingdom)	927	3,926
Bank of Georgia Group PLC (United Kingdom)	117	5,952
Bank of Qingdao Co., Ltd. - H Shares (Hong Kong) (a)	28,333	8,454
Barclays PLC (United Kingdom)	615	1,625
BNP Paribas S.A. (France)	308	19,702
BPER Banca (Italy)	935	4,734
China Zheshang Bank Co., Ltd. - H Shares (Hong Kong) (a)	6,794	1,817
Commerzbank A.G. (Germany)	81	1,229
Credit Agricole S.A. (France)	1,243	16,977
	Shares	Value
Banks (continued)
Dah Sing Banking Group, Ltd. (Hong Kong)	1,600	$1,332
Dah Sing Financial Holdings, Ltd. (Hong Kong)	1,600	4,451
Danske Bank A/S (Denmark)	741	22,104
Erste Group Bank A.G. (Austria)	99	4,687
HSBC Holdings PLC (United Kingdom)	2,602	22,461
Juroku Financial Group, Inc. (Japan)	56	1,670
Mizuho Financial Group, Inc. (Japan)	1,001	21,072
Nishi-Nippon Financial Holdings, Inc. (Japan)	200	2,526
Nordea Bank Abp (Sweden)	795	9,479
Norion Bank A.B. (Sweden) (b)	1,848	7,642
Oversea-Chinese Banking Corp., Ltd. (Singapore)	1,131	12,011
Senshu Ikeda Holdings, Inc. (Japan) (b)	700	1,752
Svenska Handelsbanken A.B. - A Shares (Sweden)	629	6,012
Sydbank A/S (Denmark)	66	3,497
UniCredit S.p.A. (Italy)	511	18,915
United Overseas Bank, Ltd. (Singapore)	500	11,534
Vestjysk Bank A/S (Denmark)	4,964	3,193
		281,093
Financial Services — 4.3%
3i Group PLC (United Kingdom)	444	17,112
Deutsche Bank A.G. (Germany)	1,178	18,832
EXOR N.V. (Netherlands)	110	11,493
Financial Products Group Co., Ltd. (Japan) (b)	200	2,796
Helia Group, Ltd. (Australia)	4,687	12,053
Insignia Financial, Ltd. (Australia)	2,012	3,057
Magellan Financial Group, Ltd. (Australia)	1,058	5,901
Mutares S.E. & Co. KGaA (Germany)	197	6,831
NOMURA Holdings, Inc. (Japan)	3,600	20,798
Okasan Securities Group, Inc. (Japan) (b)	400	1,994
ORIX Corp. (Japan)	118	2,616
Tokyo Century Corp. (Japan)	416	3,912
TP ICAP Group PLC (United Kingdom)	817	2,063
Yangzijiang Financial Holding, Ltd. (Singapore)	2,598	670
		110,128
Insurance — 4.5%
Ageas S.A./N.V. (Belgium)	344	15,700
Conduit Holdings, Ltd. (United Kingdom)	493	3,070
Lancashire Holdings, Ltd. (United Kingdom)	1,422	11,037
MS&AD Insurance Group Holdings, Inc. (Japan)	1,393	31,105
NN Group N.V. (Netherlands)	179	8,322
QBE Insurance Group, Ltd. (Australia)	2,315	26,720
Swiss Re A.G. (Switzerland)	156	19,343
Vienna Insurance Group A.G. (Austria)	50	1,634
		116,931

See Notes to Financial Statements.
22	| www.sbhfunds.com

Segall Bryant & Hamill International Equity Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Shares	Value
Health Care — 13.0%
Health Care Equipment & Services — 2.4%
Arjo A.B. - B Shares (Sweden)	701	$2,719
Fresenius Medical Care A.G. (Germany)	155	5,925
Fresenius S.E. & Company KGaA (Germany) (b)	249	7,441
Koninklijke Philips N.V. (Netherlands)	1,140	28,677
Paul Hartmann A.G. (Germany)	11	2,333
Regis Healthcare, Ltd. (Australia)	3,688	10,725
Terveystalo Oyj (Finland) (a)(b)	423	3,897
		61,717
Healthcare Equipment & Services — 0.0%(c)
Summerset Group Holdings, Ltd. (New Zealand)	269	1,557

Pharmaceuticals, Biotechnology & Life Sciences — 10.6%
AstraZeneca PLC (United Kingdom)	79	12,295
COSMO Pharmaceuticals N.V. (Switzerland) (b)	149	11,627
CSL, Ltd. (Australia)	13	2,549
GSK PLC (United Kingdom)	1,873	36,026
H Lundbeck A/S (Denmark)	972	5,425
Novartis A.G. (Switzerland)	485	51,646
Novo Nordisk A/S - Class B (Denmark)	320	45,793
Roche Holding A.G. (Switzerland)	108	29,926
Sandoz Group A.G. (Switzerland)	556	20,156
Sanofi S.A. (France)	112	10,804
Sawai Group Holdings Co., Ltd. (Japan)	200	8,117
Shionogi & Co., Ltd. (Japan)	400	15,582
Teva Pharmaceutical Industries, Ltd. (Israel) (b)	101	1,644
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (b)	462	7,507
Towa Pharmaceutical Co., Ltd. (Japan)	200	3,654
Tsumura & Co. (Japan) (b)	400	10,207
United Laboratories International Holdings, Ltd. (The) (Hong Kong)	2,000	2,116
		275,074
Industrials — 16.1%
Capital Goods — 12.0%
ABB, Ltd. (Switzerland)	81	4,492
Cie de Saint-Gobain S.A. (France)	205	15,948
Construcciones y Auxiliar de Ferrocarriles S.A. (Spain)	87	3,271
Daimler Truck Holding A.G. (Germany)	640	25,532
Deutz A.G. (Germany)	572	3,676
Eiffage S.A. (France)	120	11,032
Fugro N.V. (Netherlands)	280	6,754
GS Yuasa Corp. (Japan) (b)	100	1,995
Hitachi Construction Machinery Co.,Ltd. (Japan)	127	3,406
Indus Holding A.G. (Germany)	176	4,536
INFRONEER Holdings, Inc. (Japan)	130	1,058
Iveco Group N.V. (Italy)	181	2,027
Keller Group PLC (United Kingdom)	709	11,006
Kier Group PLC (United Kingdom)	2,270	3,797
	Shares	Value
Capital Goods (continued)
KION Group A.G. (Germany)	59	$2,465
Kitz Corp. (Japan)	275	1,949
Komatsu, Ltd. (Japan)	983	28,717
Koninklijke BAM Groep N.V. (Netherlands)	1,871	7,852
KSB S.E. & Co. KGaA (Germany)	6	4,371
Manitou BF S.A. (France)	557	12,496
Mitani Corp. (Japan) (b)	300	3,030
Mitsubishi Corp. (Japan)	339	6,665
Mota-Engil SGPS S.A. (Portugal)	386	1,419
NCC A.B. - B Shares (Sweden)	732	9,498
NGK Insulators, Ltd. (Japan) (b)	100	1,284
Nichias Corp. (Japan)	99	2,911
Noritake Co., Ltd./Nagoya Japan (Japan)	114	2,824
Noritsu Koki Co., Ltd. (Japan)	109	3,025
NRW Holdings Ltd. (Australia)	3,039	6,229
NWS Holdings, Ltd. (Hong Kong)	2,000	1,775
Okumura Corp. (Japan)	88	2,753
Per Aarsleff Holding A/S (Denmark)	21	1,152
Rexel S.A. (France)	109	2,820
Rolls-Royce Holdings PLC (United Kingdom) (b)	219	1,258
Schindler Holding A.G. (Switzerland)	5	1,247
Shibaura Machine Co., Ltd. (Japan)	123	2,954
Skanska A.B. - B Shares (Sweden)	67	1,209
SKF A.B. - B Shares (Sweden)	56	1,126
Strabag S.E. (Austria)	24	1,001
Sulzer A.G. (Switzerland)	60	8,298
Takeuchi Manufacturing Co., Ltd. (Japan)	100	3,507
Toyota Tsusho Corp. (Japan)	825	16,125
Traton S.E. (Germany)	792	26,000
Tsubakimoto Chain Co. (Japan) (b)	100	3,885
Vinci S.A. (France)	37	3,901
Volvo A.B. - A Shares (Sweden)	135	3,530
Volvo A.B. - B Shares (Sweden)	1,095	28,141
Yamazen Corp. (Japan)	159	1,409
Yangzijiang Shipbuildings Holdings, Ltd. (Singapore)	1,700	3,077
Yokogawa Bridge Holdings Corp. (Japan)	174	2,934
		311,367
Commercial & Professional Services — 0.5%
Downer EDI, Ltd. (Australia)	762	2,337
McMillan Shakespeare, Ltd. (Australia)	468	5,474
Okamura Corp. (Japan)	158	2,216
Teleperformance S.E. (France)	15	1,585
UT Group Co., Ltd. (Japan)	100	2,041
		13,653
Transportation — 3.6%
ComfortDelGro Corp., Ltd. (Singapore)	2,200	2,173
easyJet PLC (United Kingdom)	1,327	7,655
FirstGroup PLC (United Kingdom)	4,406	8,817
Hoegh Autoliners A.S.A. (Norway) (a)	108	1,278

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	23

Segall Bryant & Hamill International Equity Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Shares	Value
Transportation (continued)
International Consolidated Airlines Group S.A. (United Kingdom) (b)	4,225	$8,640
Jungfraubahn Holding A.G. (Switzerland)	33	7,119
Kerry Logistics Network, Ltd. (Hong Kong)	1,500	1,448
Konoike Transport Co., Ltd. (Japan)	200	2,984
Mitsui OSK Lines, Ltd. (Japan)	552	16,599
MPC Container Ships A.S.A. (Norway)	1,151	2,417
Nippon Yusen KK (Japan)	400	11,673
NS United Kaiun Kaisha, Ltd. (Japan)	100	3,155
Odfjell S.E. - A Shares (Norway)	74	1,273
SENKO Group Holdings Co., Ltd. (Japan) (b)	200	1,405
Stef S.A. (France)	45	5,786
Stolt-Nielsen, Ltd. (Norway)	27	1,277
Wallenius Wilhelmsen A.S.A. (Norway)	178	1,823
Zigup PLC (United Kingdom)	1,436	7,640
		93,162
Information Technology — 9.0%
Semiconductors & Semiconductor Equipment — 3.2%
ASML Holding N.V. (Netherlands)	36	36,700
Infineon Technologies A.G. (Germany)	108	3,965
Renesas Electronics Corp. (Japan)	1,252	23,747
STMicroelectronics N.V. (France)	475	18,610
		83,022
Software & Services — 2.2%
Atea A.S.A. (Norway) (b)	70	1,003
Capgemeni S.E. (France)	82	16,293
Computacenter PLC (United Kingdom)	122	4,408
Dassault Systemes S.A. (France)	67	2,520
Econocom Group S.A./N.V. (Belgium) (b)	2,137	4,853
GB Group PLC (United Kingdom)	511	2,195
Kontron A.G. (Germany)	327	6,728
Nice, Ltd. (Israel) (b)	42	7,229
SAP S.E. (Germany)	32	6,430
Sopra Steria Group S.A.C.A. (France)	28	5,446
		57,105
Technology Hardware & Equipment — 3.6%
Alps Alpine Co., Ltd. (Japan)	200	1,918
Brother Industries, Ltd. (Japan)	100	1,767
Canon, Inc. (Japan)	962	26,101
Citizen Watch Co., Ltd. (Japan)	300	2,011
Codan, Ltd. (Australia)	569	4,562
Elecom Co., Ltd. (Japan)	228	2,319
Horiba, Ltd. (Japan)	52	4,218
Logitech International S.A. (Switzerland)	132	12,705
Macnica Fuji Electronics Holdings, Inc. (Japan) (b)	100	4,203
MCJ Co., Ltd. (Japan)	501	4,711
Nippon Electric Glass Co., Ltd. (Japan) (b)	100	2,283
Nokia OYJ (Finland)	3,897	14,836
PAX Global Technology, Ltd. (Hong Kong)	2,000	1,501
	Shares	Value
Technology Hardware & Equipment (continued)
Quadient S.A. (France)	115	$2,152
TDK Corp. (Japan)	125	7,688
Telefonaktiebolaget LM Ericsson - B Shares (Sweden)	261	1,620
		94,595
Materials — 6.6%
Materials — 6.6%
Daicel Corp. (Japan)	297	2,860
Elopak A.S.A. (Norway)	946	3,203
Evraz PLC (United Kingdom) (b)(d)	354	0
Fortescue, Ltd. (Australia)	2,004	28,527
Heidelberg Materials A.G. (Germany)	258	26,678
Holcim A.G. (Switzerland) (b)	196	17,327
JFE Holdings, Inc. (Japan)	822	11,865
Kobe Steel, Ltd. (Japan)	231	2,874
Nippon Steel Corp. (Japan)	332	7,039
Perseus Mining, Ltd. (Australia)	2,301	3,613
Ramelius Resources, Ltd. (Australia)	3,698	4,750
Rengo Co., Ltd (Japan) (b)	200	1,298
RHI Magnesita N.V. (United Kingdom)	227	9,880
Rio Tinto PLC (United Kingdom)	410	26,904
Semapa-Sociedade de Investimento e Gestao (Portugal)	220	3,398
Solvay S.A. (Belgium)	134	4,727
SSAB A.B. - B Shares (Sweden)	942	5,109
Titan Cement International S.A. (Belgium)	152	4,738
Vicat S.A.C.A. (France)	132	4,749
Zimplats Holdings, Ltd. (Australia)	244	2,690
		172,229
Real Estate — 1.9%
Equity Real Estate Investment Trusts (REITs) — 1.1%
British Land Co. PLC (The) (United Kingdom)	287	1,491
Centuria Capital Group (Australia)	3,218	3,517
Cromwell European Real Estate Investment Trust (Singapore)	1,420	2,130
Cromwell Property Group (Australia)	6,827	1,778
Dexus (Australia)	769	3,317
Globalworth Real Estate Investments,Ltd. (United Kingdom)	709	1,853
Hammerson PLC (United Kingdom)	5,221	1,828
Hang Lung Group, Ltd. (Hong Kong)	2,000	2,175
Invincible Investment Corp. (Japan)	5	2,033
Japan Hotel REIT Investment Corp. (Japan)	4	1,932
Mercialys S.A. (France)	181	2,013
Nyfosa A.B. (Sweden)	153	1,483
Starhill Global REIT (Singapore)	4,837	1,730
		27,820
Real Estate Management & Development — 0.8%
Capitaland India Trust (Singapore)	2,160	1,559
Cibus Nordic Real Estate A.B. (Sweden)	100	1,487
Citycon OYJ (Finland) (b)	353	1,497
CK Asset Holdings, Ltd. (Hong Kong)	2,351	8,807
Hang Lung Properties, Ltd. (Hong Kong)	2,000	1,702

See Notes to Financial Statements.
24	| www.sbhfunds.com

Segall Bryant & Hamill International Equity Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Shares	Value
Real Estate Management & Development (continued)
Isras Investment Co., Ltd. (Israel)	2	$347
SAMTY HOLDINGS Co., Ltd. (Japan) (b)	100	1,548
Starts Corp., Inc. (Japan)	89	1,884
Tokyu Fudosan Holdings Corp. (Japan)	300	2,014
		20,845
Utilities — 3.2%
Utilities — 3.2%
A2A S.p.A. (Italy)	621	1,233
Centrica PLC (United Kingdom)	11,976	20,413
Drax Group PLC (United Kingdom)	214	1,333
Edison S.p.A. (Italy)	3,279	5,269
Enel S.p.A. (Italy)	3,998	27,749
Engie S.A. (France)	1,484	21,257
Rubis SCA (France) (b)	75	2,113
Tohoku Electric Power Co., Inc. (Japan)	338	3,056
		82,423
Total Common Stocks (Cost $2,413,498)		2,491,479

PREFERRED STOCKS — 0.6%
Consumer Discretionary — 0.5%
Automobiles & Components — 0.5%
Volkswagon A.G., 8.60% (Germany)	126	14,231

Health Care — 0.1%
Health Care Equipment & Services — 0.1%
Draegerwerk AG & Co. KGaA, 2.61% (Germany)	50	2,670

Total Preferred Stocks (Cost $19,693)		16,901

Investments at Value — 96.5%
(Cost $2,433,191)		$2,508,380

Other Assets in Excess of Liabilities — 3.5%		89,773

Net Assets — 100.0%		$2,598,153

(a)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $33,063, which represents 1.3% of net assets as of June 30, 2024.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Country	Value	% of Net Assets
Japan	$570,042	21.9%
United Kingdom	368,013	14.2%
France	269,928	10.4%
Switzerland	232,197	8.9%
Germany	211,828	8.1%
Australia	180,054	6.9%
Netherlands	127,952	4.9%
Sweden	90,837	3.5%
Denmark	88,926	3.4%
Italy	73,584	2.8%
Spain	61,490	2.4%
Hong Kong	52,118	2.0%
Singapore	40,494	1.6%
Belgium	35,962	1.4%
Norway	28,337	1.1%
Israel	24,743	1.0%
Finland	21,697	0.8%
Austria	17,409	0.7%
Portugal	7,867	0.3%
Ireland	3,345	0.1%
New Zealand	1,557	0.1%
Total Investments	$2,508,380	96.5%
Other Assets in Excess of Liabilities	89,773	3.5%
Net Assets	$2,598,153	100.0%

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	25

Segall Bryant & Hamill Global All Cap Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.6%
Communication Services — 4.7%
Media & Entertainment — 4.7%
Alphabet, Inc. - Class C	5,247	$962,405
Nintendo Co., Ltd. (Japan)	12,100	646,255
		1,608,660
Consumer Discretionary — 11.8%
Consumer Discretionary Distribution & Retail — 6.6%
Amazon.com, Inc. (a)	2,998	579,364
D’ieteren Group (Belgium)	3,305	700,026
Dollarama, Inc. (Canada)	6,647	606,834
O’Reilly Automotive, Inc. (a)	370	390,742
		2,276,966
Consumer Durables & Apparel — 2.4%
LVMH Moet Hennessy Louis Vuitton S.E. (France)	542	416,254
PulteGroup, Inc.	3,748	412,655
		828,909
Consumer Services — 2.8%
Compass Group PLC (United Kingdom)	19,520	531,795
InterContinental Hotels Group PLC (United Kingdom)	4,156	436,701
		968,496
Consumer Staples — 7.1%
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp.	564	479,394

Food, Beverage & Tobacco — 2.8%
Lotus Bakeries N.V. (Belgium)	45	464,221
Mondelez International, Inc. - Class A	7,734	506,113
		970,334
Household & Personal Products — 2.9%
Church & Dwight Co., Inc.	4,355	451,527
Unilever PLC (United Kingdom)	9,749	535,101
		986,628
Energy — 4.2%
Energy — 4.2%
Chevron Corp.	2,801	438,132
ConocoPhillips	3,605	412,340
Suncor Energy, Inc. (Canada)	15,299	582,892
		1,433,364
Financials — 14.3%
Banks — 4.2%
Intesa Sanpaolo S.p.A. (Italy)	120,859	449,283
JPMorgan Chase & Co.	4,859	982,781
		1,432,064
Financial Services — 4.5%
Partners Group Holding A.G. (Switzerland)	462	591,696
Visa, Inc. - Class A	3,630	952,766
		1,544,462
Insurance — 5.6%
Beazley PLC (United Kingdom)	69,554	621,230
Globe Life, Inc.	6,607	543,624
Reinsurance Group of America, Inc.	3,781	776,126
		1,940,980
	Shares	Value
Health Care — 13.0%
Health Care Equipment & Services — 7.1%
Alcon, Inc. (Switzerland)	4,667	$415,736
McKesson Corp.	1,073	626,675
STERIS PLC (Ireland)	3,157	693,088
UnitedHealth Group, Inc.	1,349	686,992
		2,422,491
Pharmaceuticals, Biotechnology & Life Sciences — 5.9%
Bio-Techne Corp.	6,145	440,289
Novo Nordisk A/S - Class B (Denmark)	5,471	782,915
Thermo Fisher Scientific, Inc.	649	358,897
Zoetis, Inc.	2,602	451,083
		2,033,184
Industrials — 13.7%
Capital Goods — 9.8%
Fluidra S.A. (Spain)	21,510	448,576
Parker-Hannifin Corp.	1,469	743,035
Quanta Services, Inc.	3,322	844,087
Safran S.A. (France)	2,768	583,536
Schneider Electric S.E. (France)	3,169	759,958
		3,379,192
Commercial & Professional Services — 2.7%
Jacobs Solutions, Inc.	3,545	495,272
Waste Connections, Inc. (Canada)	2,407	422,092
		917,364
Transportation — 1.2%
TFI International, Inc. (Canada)	2,988	433,738

Information Technology — 26.2%
Semiconductors & Semiconductor Equipment — 6.1%
ASML Holding N.V. (Netherlands)	590	601,470
Marvell Technology, Inc.	12,219	854,108
Monolithic Power Systems, Inc.	772	634,337
		2,089,915
Software & Services — 16.2%
Adobe, Inc. (a)	991	550,540
Capgemini S.E. (France)	2,369	470,699
Constellation Software, Inc. (Canada)	284	818,218
Fair Isaac Corp. (a)	396	589,509
Microsoft Corp.	3,790	1,693,940
Palo Alto Networks, Inc. (a)	1,816	615,642
ServiceNow, Inc. (a)	1,086	854,324
		5,592,872
Technology Hardware & Equipment — 3.9%
Apple, Inc.	4,139	871,756
Motorola Solutions, Inc.	1,206	465,576
		1,337,332
Materials — 1.6%
Materials — 1.6%
Linde PLC (United Kingdom)	1,230	539,736

See Notes to Financial Statements.
26	| www.sbhfunds.com

Segall Bryant & Hamill Global All Cap Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Shares	Value
Real Estate — 1.0%
Real Estate Management & Development — 1.0%
CBRE Group, Inc. - Class A (a)	3,812	$339,687

Total Common Stocks (Cost $22,848,885)		33,555,768

WARRANTS — 0.0% (b)
Information Technology — 0.0% (b)
Software & Services — 0.0% (b)
Constellation Software, Inc. (Canada) (c) (Cost $0)	284	0

Investments at Value — 97.6%
(Cost $22,848,885)		$33,555,768

Other Assets in Excess of Liabilities — 2.4%		808,364

Net Assets — 100.0%		$34,364,132

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Country	Value	% of Net Assets
United States	$20,003,718	58.2%
Canada	2,863,774	8.3%
United Kingdom	2,664,563	7.7%
France	2,230,447	6.5%
Belgium	1,164,247	3.4%
Switzerland	1,007,432	2.9%
Denmark	782,915	2.3%
Ireland	693,088	2.0%
Japan	646,255	1.9%
Netherlands	601,470	1.8%
Italy	449,283	1.3%
Spain	448,576	1.3%
Total Investments	$33,555,768	97.6%
Other Assets in Excess of Liabilities	808,364	2.4%
Net Assets	$34,364,132	100.0%

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	27

Segall Bryant & Hamill Short Term Plus Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Coupon	Maturity	Par Value	Value
CORPORATE BONDS — 82.1%
Finance — 2.7%
Banking — 1.8%
Wells Fargo & Co.	3.000%	04/22/26	$320,000	$306,783

Real Estate Investment Trusts — 0.9%
Host Hotels & Resorts LP	4.500%	02/01/26	145,000	142,385

Industrial — 58.1%
Aerospace / Defense — 1.1%
Hexcel Corp.	4.200%	02/15/27	185,000	177,590

Automobile Manufacturing — 2.3%
Ford Motor Credit Co. LLC	3.375%	11/13/25	315,000	304,859
General Motors Financial Co., Inc.	5.000%	04/09/27	90,000	89,082
				393,941
Construction Machinery — 2.9%
Brunswick Corp.	0.850%	08/18/24	195,000	193,599
CNH Industrial Capital LLC	5.450%	10/14/25	285,000	284,749
				478,348
Diversified Manufacturing — 1.8%
Keysight Technologies, Inc.	4.600%	04/06/27	310,000	304,472

Electronics — 4.9%
Dell International LLC	6.020%	06/15/26	144,000	145,507
Intel Corp.	4.875%	02/10/26	340,000	337,969
Tyco Electronics Group S.A.	4.500%	02/13/26	335,000	331,838
				815,314
Food Processors — 3.8%
General Mills, Inc.	5.241%	11/18/25	340,000	338,733
Mondelez International, Inc.	2.625%	03/17/27	325,000	304,610
				643,343
Healthcare Facilities / Supplies — 5.5%
Agilent Technologies, Inc.	3.050%	09/22/26	341,000	324,386
HCA, Inc.	5.875%	02/15/26	340,000	340,451
Teleflex, Inc.	4.625%	11/15/27	235,000	226,931
				891,768
Independent Energy — 1.8%
Occidental Petroleum Corp.	5.500%	12/01/25	295,000	294,251

Information / Data Technology — 3.9%
Hewlett Packard Enterprise Co.	5.900%	10/01/24	350,000	349,956
Oracle Corp.	2.800%	04/01/27	310,000	291,044
				641,000
Media — Cable — 1.8%
CCO Holdings LLC, 144A (a)	5.125%	05/01/27	305,000	292,845

Midstream Energy — 4.1%
Boardwalk Pipelines LP	5.950%	06/01/26	345,000	346,753
Kinder Morgan, Inc.	4.300%	06/01/25	340,000	335,573
				682,326
Other Industrial — 1.4%
Quanta Services, Inc.	0.950%	10/01/24	235,000	231,980

See Notes to Financial Statements.
28	| www.sbhfunds.com

Segall Bryant & Hamill Short Term Plus Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Coupon	Maturity	Par Value	Value
Packaging — 3.4%
Avery Dennison Corp.	0.850%	08/15/24	$200,000	$198,740
Crown Americas LLC	4.250%	09/30/26	180,000	173,439
Sonoco Products Co.	1.800%	02/01/25	200,000	195,212
				567,391
Paper & Forest Products — 1.0%
Weyerhaeuser Co.	8.500%	01/15/25	160,000	162,525

Restaurants — 1.1%
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell America LLC, 144A (a)	4.750%	06/01/27	190,000	185,230

Retail Stores — 6.8%
AutoNation, Inc.	3.800%	11/15/27	290,000	273,009
Bath & Body, Inc.	6.694%	01/15/27	78,000	79,075
Lowe’s Cos., Inc.	4.800%	04/01/26	310,000	307,384
O’Reilly Automotive, Inc.	3.550%	03/15/26	300,000	290,551
QVC, Inc.	4.450%	02/15/25	180,000	177,039
				1,127,058
Services — 1.2%
Service Corp. International	7.500%	04/01/27	185,000	191,437

Supermarkets — 1.4%
Alimentation Couche-Tard, Inc., 144A (a)(b)	3.550%	07/26/27	240,000	228,332

Transportation Services — 4.0%
American Airlines, Inc., Series 2016-1, Class A	4.100%	01/15/28	128,619	120,512
Continental Airlines, Inc., Series 2012-2, Class A	4.000%	10/29/24	296,275	296,243
Union Pacific Railroad Co., Series 2014-1	3.227%	05/14/26	259,121	250,122
				666,877
Wireless Telecommunications — 2.0%
T-Mobile US, Inc.	7.625%	03/01/26	330,000	339,101

Wireline Telecommunications — 1.9%
Verizon Communications, Inc.	4.125%	03/16/27	320,000	311,933

Utility — 21.3%
Diversified Manufacturing — 1.9%
Amphenol Corp.	5.050%	04/05/27	310,000	309,739

Electric — 17.7%
Alliant Energy Finance LLC (c)	1.400%	03/15/26	189,000	174,908
DTE Energy Co.	3.800%	03/15/27	330,000	315,603
Duke Energy Florida LLC	3.200%	01/15/27	315,000	300,712
Evergy, Inc.	2.450%	09/15/24	195,000	193,626
Georgia Power Co., Series 2016-A	3.250%	04/01/26	380,000	367,273
Nextera Energy Capital Holdings, Inc.	6.051%	03/01/25	290,000	290,555
Pacific Gas & Electric Co.	2.950%	03/01/26	375,000	358,926
Virginia Electric & Power Co., Series 2015-A	3.100%	05/15/25	336,000	329,043
Vistra Operations Co. LLC, 144A (a)	5.125%	05/13/25	300,000	298,192
Wec Energy Group, Inc.	5.150%	10/01/27	305,000	304,119
				2,932,957
Other Utility — 1.7%
American Water Capital Corp. (Cost $13,642,938)	3.400%	03/01/25	285,000	280,831

Total Corporate Bonds (Cost $13,638,929)				13,599,757

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	29

Segall Bryant & Hamill Short Term Plus Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Coupon	Maturity	Par Value	Value
MUNICIPAL BONDS — 0.1%
Arizona — 0.1%
North Texas Tollway Authority System, Series 2020-B (Cost $9,741)	1.020%	01/01/25	$10,000	$9,787

ASSET BACKED SECURITIES — 5.9%
CNH Equipment Trust, Series 2022-B, Class A-4	3.910%	03/15/28	20,000	19,425
Daimler Trucks Retail Trust, Series 2023-1, Class A-3	5.900%	03/15/27	380,000	381,968
DT Auto Owner Trust, Class D, Series 2023-1, Class D (c)	6.440%	11/15/28	100,000	100,493
FHLMC Multifamily Structured, Series K-080, Class A2	3.926%	07/25/28	6,000	5,796
Ford Credit Auto Owner Trust, Series 2022-B, Class A-4	3.930%	08/15/27	8,000	7,834
John Deere Owner Trust, Series 2024-B, Class A-3	5.200%	03/15/29	220,000	220,680
Standard Drive Auto Trust, Series 2022-3, Class C	4.490%	08/15/29	205,000	201,323
Westlake Automobile Receivables Trust, Series 2021-3, Class D (c)	2.120%	01/15/27	72,000	69,365
Total Asset Backed Securities (Cost $999,728)				1,006,884

U.S. TREASURY BONDS & NOTES — 10.3%
United States Treasury	4.625%	02/28/25	475,000	473,056
United States Treasury	3.125%	08/15/25	550,000	538,463
United States Treasury	4.625%	03/15/26	360,000	358,748
United States Treasury	4.250%	03/15/27	350,000	347,197
Total U.S. Treasury Bonds & Notes (Cost $1,724,767)				1,717,464

Investments at Value — 98.4%
(Cost $16,373,165)				$16,333,892

Other Assets in Excess of Liabilities — 1.6%				272,472

Net Assets — 100.0%				$16,606,364

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $344,766, which represents 2.1% of net assets as of June 30, 2024.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
30	| www.sbhfunds.com

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Coupon	Maturity	Par Value	Value
CORPORATE BONDS — 37.6%
Finance — 8.1%
Banking — 3.5%
Bank of America Corp., Series N, (SOFR + 153) (a)	1.898%	07/23/31	$8,975,000	$7,392,621
Citigroup, Inc. (SOFR + 116.7) (a)	2.561%	05/01/32	4,100,000	3,416,765
JPMorgan Chase & Co.(SOFR + 151) (a)	2.739%	10/15/30	5,130,000	4,538,969
PNC Financial Services Group, Inc. (b)	6.875%	10/20/34	5,185,000	5,650,962
Wells Fargo & Co. (TSFR3M + 157.161) (a)	3.584%	05/22/28	5,635,000	5,366,927
				26,366,244
Broker/Asset Managers/Exchanges — 0.4%
FMR LLC, 144A (c)	6.450%	11/15/39	2,575,000	2,804,348

Mortgage Banking — 0.8%
Provident Funding Associates LP/PFG Finance Corp., 144A (c)	6.375%	06/15/25	6,349,000	6,168,136

Noncaptive Diversified Financial Companies — 0.7%
Aviation Capital Group LLC, 144A (c)	6.250%	04/15/28	2,875,000	2,932,785
GATX Corp.	3.500%	06/01/32	2,987,000	2,592,697
				5,525,482
Other Finance — 1.0%
IIP Operating Partnership LP	5.500%	05/25/26	7,570,000	7,240,815

Real Estate Investment Trusts — 1.7%
Host Hotels & Resorts LP, Series J (b)	2.900%	12/15/31	4,396,000	3,672,422
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	6,175,000	5,099,983
Vici Properties, Inc., 144A (c)	4.500%	01/15/28	4,000,000	3,848,420
				12,620,825
Industrial — 23.1%
Automobile Manufacturing — 1.1%
Ford Motor Credit Co. LLC	4.063%	11/01/24	2,000,000	1,987,946
Ford Motor Credit Co. LLC	3.375%	11/13/25	5,500,000	5,322,927
Goodyear Tire & Rubber Co.	5.000%	07/15/29	500,000	465,396
				7,776,269
Building Products — 2.1%
Allegion US Holding Co., Inc.,	3.550%	10/01/27	2,550,000	2,414,929
Martin Marietta Materials, Inc.	2.400%	07/15/31	6,500,000	5,377,366
Masco Corp.	6.500%	08/15/32	6,205,000	6,601,528
Summit Materials LLC, 144A (c)	5.250%	01/15/29	1,750,000	1,685,639
				16,079,462
Chemicals — 0.7%
Compass Minerals International, Inc., 144A (c)	6.750%	12/01/27	5,300,000	5,064,891

Construction Machinery — 1.2%
Brunswick Corp.	2.400%	08/18/31	4,798,000	3,837,961
H&E Equipment Services, Inc., 144A (c)	3.875%	12/15/28	5,550,000	5,007,590
				8,845,551
Consumer Products — 0.7%
Vista Outdoor, Inc., 144A (c)	4.500%	03/15/29	5,600,000	5,618,738

Diversified Manufacturing — 0.8%
BWX Technologies, Inc., 144A (c)	4.125%	06/30/28	4,169,000	3,891,246
Vontier Corp.	2.400%	04/01/28	2,800,000	2,481,920
				6,373,166

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	31

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Coupon	Maturity	Par Value	Value
Electronics — 0.4%
QORVO, Inc. (b)	1.750%	12/15/24	$2,235,000	$2,187,615
QORVO, Inc.	4.375%	10/15/29	775,000	731,964
				2,919,579
Environmental — 0.0% (d)
Clean Harbors, Inc., 144A (c)	6.375%	02/01/31	250,000	250,651

Healthcare Facilities / Supplies — 0.8%
HCA, Inc.	3.500%	09/01/30	2,500,000	2,255,092
Tenet Healthcare Corp.	6.125%	10/01/28	4,108,000	4,087,458
				6,342,550
Independent Energy — 2.0%
Occidental Petroleum Corp.	7.500%	05/01/31	6,085,000	6,713,161
Range Resources Corp., 144A (c)	8.250%	01/15/29	4,080,000	4,227,839
SM Energy Co.	6.500%	07/15/28	3,652,000	3,620,594
				14,561,594
Information Technology — 0.4%
Oracle Corp.	6.250%	11/09/32	2,590,000	2,741,284

Lease / Rent — 1.3%
SBA Tower Trust, 144A, Series 2019-1, Class 1-C (c)	2.836%	01/15/50	10,000,000	9,824,361

Leisure / Entertainment — 0.5%
Cedar Fair LP/Canada’s Wonderland Co.	5.250%	07/15/29	4,000,000	3,831,868

Media — Cable — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A (c)	5.000%	02/01/28	4,140,000	3,870,451
Cox Communications, Inc., 144A (c)	2.600%	06/15/31	5,325,000	4,398,296
Sirius XM Radio, Inc., 144A (c)	5.500%	07/01/29	3,000,000	2,818,194
WarnerMedia Holdings, Inc. (b)	5.391%	03/15/62	4,480,000	3,496,517
				14,583,458
Media — Non-Cable — 0.2%
Lamar Media Corp.	4.875%	01/15/29	1,700,000	1,633,587

Midstream Energy — 1.6%
Tennessee Gas Pipeline Co. LLC	8.375%	06/15/32	6,309,000	7,273,770
Transcontinental Gas Pipe Line Co. LLC	7.850%	02/01/26	4,315,000	4,439,285
				11,713,055
Other Industrial — 0.5%
Quanta Services, Inc.	2.900%	10/01/30	4,000,000	3,523,860

Paper & Forest Products — 0.7%
West Fraser Timber Co., Ltd., 144A (c)	4.350%	10/15/24	5,425,000	5,384,230

Pharmaceuticals — 1.3%
Pfizer Investment Enterprises Pte. Ltd.	4.450%	05/19/28	6,000,000	5,897,840
Teva Pharmaceuticals Finance	3.150%	10/01/26	4,000,000	3,754,150
				9,651,990
Retail Stores — 1.9%
Dick’s Sporting Goods, Inc.	3.150%	01/15/32	3,825,000	3,256,817
Dick’s Sporting Goods, Inc.	4.100%	01/15/52	3,000,000	2,115,919
Group 1 Automotive, Inc., 144A (c)	4.000%	08/15/28	5,438,000	5,023,308
QVC, Inc.	4.750%	02/15/27	4,730,000	3,992,511
				14,388,555

See Notes to Financial Statements.
32	| www.sbhfunds.com

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Coupon	Maturity	Par Value	Value
Services — 1.3%
Block Financial LLC	3.875%	08/15/30	$5,340,000	$4,894,918
Rayonier LP	2.750%	05/17/31	6,000,000	5,002,859
				9,897,777
Supermarkets — 0.5%
Alimentation Couche-Tard, Inc., 144A (b)(c)	3.550%	07/26/27	3,810,000	3,624,764

Transportation Services — 0.5%
FedEx Corp.	3.900%	02/01/35	3,345,000	2,977,018
XPO CNW, Inc.	6.700%	05/01/34	900,000	928,610
				3,905,628
Vehicle Parts — 0.6%
LKQ Corp. (b)	6.250%	06/15/33	4,550,000	4,669,956

Utility — 6.4%
Electric — 6.4%
Duke Energy Carolinas LLC	4.950%	01/15/33	4,920,000	4,835,750
Nevada Power Co.	6.750%	07/01/37	3,956,000	4,370,751
NRG Energy, Inc., 144A (c)	5.250%	06/15/29	3,565,000	3,421,477
Oglethorpe Power Corp., Series 2022A (b)	4.500%	04/01/47	8,334,000	6,806,711
Peco Energy Co.	4.900%	06/15/33	3,954,000	3,872,802
PG&E Corp.	5.000%	07/01/28	4,866,000	4,681,787
PG&E Corp.	5.250%	07/01/30	2,500,000	2,387,564
Pinnacle West Capital Corp.	1.300%	06/15/25	4,327,000	4,141,971
Virginia Electric & Power Co., Series A	6.000%	05/15/37	5,581,000	5,751,553
Vistra Operations Co. LLC, 144A (c)	5.000%	07/31/27	5,100,000	4,933,446
Wisconsin Electric Power Co.	4.750%	09/30/32	3,460,000	3,377,987
				48,581,799
Total Corporate Bonds (Cost $296,786,294)				282,514,473

MUNICIPAL BONDS — 3.3%
California — 1.2%
California Municipal Finance Authority, Series 2021 (b)(e)	3.637%	07/01/30	6,825,000	6,087,263
San Diego County Regional Airport Authority, Series 2014-B (b)	5.594%	07/01/43	3,050,000	2,981,493
				9,068,756
Nebraska — 0.5%
City of Blair Nebraska Water System, Series 2023 (b)	6.100%	05/15/27	3,840,000	3,815,665

New Hampshire — 0.6%
National Finance Authority, Series 2021	3.778%	01/01/36	6,000,000	4,904,347

Virginia — 1.0%
Virginia Small Business Financing Authority, Series 2017 (a)(b)(e)	6.500%	07/01/50	7,500,000	7,489,911

Total Municipal Bonds (Cost $27,749,324)				25,278,679

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	33

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Coupon	Maturity	Par Value	Value
ASSET BACKED SECURITIES — 2.6%
DT Auto Owner Trust, Class D, Series 2023-1 (e)	6.440%	11/15/28	$4,750,000	$4,773,421
GTP Acquisition Partners I LLC, Series 2015-1-2, Class A-15-2, 144A (c)	3.482%	06/16/25	10,800,000	10,574,335
Trinity Rail Leasing LP, Series 2022-1, Class A, 144A (c)	4.550%	05/19/52	4,656,479	4,434,156
Total Asset Backed Securities (Cost $20,210,555)				19,781,912

MORTGAGE-BACKED SECURITIES PASSTHROUGH — 30.8%
Fannie Mae Pool — 11.4%
Pool #735897	5.500%	10/01/35	218,531	218,256
Pool #888016	5.500%	05/01/36	359,673	360,989
Pool #889108	6.000%	02/01/38	217,474	222,393
Pool #889579	6.000%	05/01/38	341,524	349,257
Pool #995838	5.500%	05/01/39	264,880	265,853
Pool #AL3287, Series 2013	4.500%	09/01/41	799,891	776,990
Pool #MA1700, Series 2013	4.500%	12/01/43	714,249	690,258
Pool #MA1971	4.500%	06/01/44	119,842	115,816
Pool #MA2005	4.500%	08/01/44	263,274	254,430
Pool #CB3110	2.500%	03/01/47	1,067,544	878,593
Pool #CA5338	3.000%	03/01/50	7,854,928	6,733,308
Pool #MA4020	3.000%	05/01/50	4,904,954	4,232,138
Pool #CA5960	2.500%	06/01/50	7,831,818	6,517,777
Pool #MA4048	3.000%	06/01/50	4,767,647	4,110,367
Pool #CA8256	2.500%	08/01/50	7,594,763	6,221,326
Pool #MA4097	3.000%	08/01/50	4,751,489	4,092,361
Pool #FM6110	3.000%	09/01/50	4,635,813	4,019,184
Pool #MA4121	3.000%	09/01/50	3,585,058	3,084,032
Pool #FS0672	2.000%	01/01/51	4,783,949	3,778,661
Pool #BT0417	2.500%	06/01/51	3,609,947	2,964,812
Pool #MA4379	2.500%	07/01/51	3,946,361	3,241,103
Pool #MA4438	2.500%	10/01/51	4,436,130	3,639,897
Pool #MA4514	3.500%	01/01/52	1,632,363	1,453,861
Pool #MA4644	4.000%	05/01/52	11,713,559	10,737,274
Pool #MA4761	5.000%	09/01/52	7,134,637	6,910,048
Pool #MA5008	4.500%	05/01/53	3,181,234	2,999,498
Pool #MA5216	6.000%	12/01/53	5,913,855	5,932,091
Pool #MA5295	6.000%	03/01/54	3,020,412	3,029,416
				87,829,989
Freddie Mac Gold Pool — 1.0%
Pool #G08061	5.500%	06/01/35	29,274	29,419
Pool #A42128	5.500%	01/01/36	103,580	104,092
Pool #G02252	5.500%	07/01/36	272,645	273,991
Pool #G02386	6.000%	11/01/36	158,151	161,921
Pool #G03189	6.500%	09/01/37	318,328	324,659
Pool #G08607	4.500%	09/01/44	491,593	475,695
Pool #SD8231	4.500%	07/01/52	7,508,380	7,088,624
				8,458,401
Freddie Mac Non-Gold Pool — 10.8%
Pool #781958 (H15T1Y + 225) (a)	6.375%	09/01/34	16,491	16,757
Pool #RA2650	3.000%	05/01/50	4,348,943	3,758,277
Pool #SD8092	3.000%	09/01/50	6,016,818	5,175,821
Pool #SD8129	2.500%	02/01/51	4,192,936	3,454,270
Pool #SD8151	2.500%	06/01/51	10,565,729	8,680,219
Pool #SD8196	3.500%	02/01/52	11,204,507	9,963,277
Pool #SD8202	3.500%	02/01/52	14,992,273	13,354,959

See Notes to Financial Statements.
34	| www.sbhfunds.com

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Coupon	Maturity	Par Value	Value
Freddie Mac Non-Gold Pool (continued)
Pool #SD8201	3.000%	03/01/52	$3,301,429	$2,810,314
Pool #RA6910	3.500%	03/01/52	4,308,547	3,840,603
Pool #SD8215	4.000%	05/01/52	7,824,657	7,172,182
Pool #RA7554	4.000%	06/01/52	4,806,787	4,406,194
Pool #SD8238	4.500%	08/01/52	6,527,177	6,154,201
Pool #SD8246	5.000%	09/01/52	6,853,257	6,637,472
Pool #SD8277	5.500%	12/01/52	5,956,172	5,887,911
				81,312,457
Ginnie Mae II Pool — 7.6%
Pool #004496M	5.000%	07/20/39	215,140	215,062
Pool #MA7590M	3.000%	09/20/51	7,473,893	6,516,671
Pool #MA7768M	3.000%	12/20/51	3,429,359	2,990,068
Pool #MA7769M	3.500%	12/20/51	4,648,521	4,181,864
Pool #MA8801M	5.500%	04/20/53	6,906,278	6,855,041
Pool #MA9364M	6.500%	12/20/53	3,041,827	3,086,919
Pool #MA9425	6.500%	01/20/54	8,056,377	8,175,802
Pool #MA9491	7.000%	02/20/54	3,544,927	3,617,737
Pool #MA9543	6.500%	03/20/54	3,630,814	3,684,636
Pool #MA9544	7.000%	03/20/54	7,871,705	8,029,310
Pool #MA9607	6.500%	04/20/54	3,307,592	3,356,790
Pool #MA9608	7.000%	04/20/54	4,511,040	4,605,672
Pool #MA9671	7.000%	05/20/54	1,694,134	1,730,168
				57,045,740
Total Mortgage-Backed Securities Passthrough (Cost $253,022,302)				234,646,587

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%(d)
GSR Mortgage Loan Trust, Series 2005-3F, Class 2A-3 (Cost $498,741)	6.000%	03/25/35	501,660	304,356

U.S. TREASURY BONDS & NOTES — 23.1%
United States Treasury	0.250%	05/31/25	1,845,000	1,764,227
United States Treasury	2.250%	11/15/25	7,775,000	7,497,104
United States Treasury	2.375%	05/15/27	16,358,000	15,405,913
United States Treasury	4.125%	07/31/28	15,993,000	15,823,699
United States Treasury	2.625%	02/15/29	12,710,000	11,782,567
United States Treasury	0.625%	08/15/30	10,310,000	8,262,498
United States Treasury	2.750%	08/15/32	11,613,000	10,334,209
United States Treasury	3.375%	05/15/33	19,020,000	17,626,934
United States Treasury	3.125%	11/15/41	25,090,000	20,670,828
United States Treasury	2.875%	05/15/43	25,055,000	19,456,773
United States Treasury	2.500%	02/15/45	27,675,000	19,741,140
United States Treasury	1.250%	05/15/50	23,415,000	11,605,059
United States Treasury	1.625%	11/15/50	14,000,000	7,665,000

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	35

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Coupon	Maturity	Par Value	Value
U.S. TREASURY BONDS & NOTES (continued)
United States Treasury	2.875%	05/15/52	$10,050,000	$7,365,943
Total U.S. Treasury Bonds & Notes (Cost $196,666,359)				175,001,894

Investments at Value — 97.4%
(Cost $794,933,575)				$737,527,901

Other Assets in Excess of Liabilities — 2.6%				19,889,630

Net Assets — 100.0%				$757,417,531

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(c)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Percentage rounds to less than 0.1%.
(e)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $18,350,595, which represents 2.4% of net assets as of June 30, 2024.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
36	| www.sbhfunds.com

Segall Bryant & Hamill Quality High Yield Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Coupon	Maturity	Par Value	Value
CORPORATE BONDS — 96.2%
Finance — 13.4%
Mortgage Banking — 2.8%
Provident Funding Associates LP/PFG Finance Corp., 144A (a)	6.375%	06/15/25	$1,973,000	$1,916,795

Noncaptive Diversified Financial Companies — 1.5%
Aircastle, Ltd., 144A (a)	5.250%	08/11/25	1,000,000	992,300

Other Finance — 5.3%
IIP Operating Partnership LP	5.500%	05/25/26	1,950,000	1,865,203
Outfront Media Capital LLC, 144A (a)	4.250%	01/15/29	1,850,000	1,686,867
				3,552,070
Real Estate Investment Trusts — 3.8%
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	1,750,000	1,445,339
VICI Properties LP, 144A (a)	4.500%	01/15/28	1,171,000	1,126,625
				2,571,964
Industrial — 76.4%
Automobile Manufacturing — 3.5%
Ford Motor Co.	7.400%	11/01/46	600,000	645,161
Goodyear Tire & Rubber Co.	4.875%	03/15/27	1,725,000	1,667,427
				2,312,588
Building Products — 2.6%
Summit Materials LLC, 144A (a)	6.500%	03/15/27	525,000	525,897
Summit Materials LLC, 144A (a)	5.250%	01/15/29	1,239,000	1,193,432
				1,719,329
Chemicals — 6.2%
Axalta Coating Systems LLC, 144A (a)	4.750%	06/15/27	520,000	505,609
Axalta Coating Systems LLC, 144A (a)	3.375%	02/15/29	1,000,000	894,682
Compass Minerals International, Inc., 144A (a)	6.750%	12/01/27	1,504,000	1,437,282
Olin Corp.	5.125%	09/15/27	806,000	781,819
Olin Corp.	5.000%	02/01/30	675,000	637,795
				4,257,187
Construction Machinery — 5.1%
Brunswick Corp.	2.400%	08/18/31	1,789,000	1,431,036
H&E Equipment Services, Inc., 144A (a)	3.875%	12/15/28	1,461,000	1,318,214
United Rentals North America, Inc.	4.875%	01/15/28	675,000	654,209
				3,403,459
Consumer Products — 5.3%
Central Garden & Pet Co.	4.125%	10/15/30	700,000	623,859
Scotts Miracle-Gro Co.	4.500%	10/15/29	500,000	457,031
Scotts Miracle-Gro Co.	4.000%	04/01/31	875,000	754,930
Vista Outdoor, Inc., 144A (a)	4.500%	03/15/29	1,765,000	1,770,906
				3,606,726
Diversified Manufacturing — 5.3%
ATS Automation Tooling Systems, Inc., 144A (a)	4.125%	12/15/28	1,665,000	1,517,296
BWX Technologies, Inc., 144A (a)	4.125%	06/30/28	1,202,000	1,121,918
Griffon Corp.	5.750%	03/01/28	1,008,000	972,336
				3,611,550
Electronics — 3.1%
Amkor Technology, Inc., 144A (a)	6.625%	09/15/27	670,000	671,781
QORVO, Inc.	4.375%	10/15/29	1,282,000	1,210,809
Sensata Technologies, Inc., 144A (a)	3.750%	02/15/31	250,000	217,900
				2,100,490
Environmental — 1.3%
Clean Harbors, Inc., 144A (a)	5.125%	07/15/29	910,000	874,117

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	37

Segall Bryant & Hamill Quality High Yield Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Coupon	Maturity	Par Value	Value
Healthcare Facilities / Supplies — 3.2%
Hologic, Inc., 144A (a)	3.250%	02/15/29	$500,000	$448,555
Teleflex, Inc.	4.625%	11/15/27	375,000	362,124
Tenet Healthcare Corp.	6.125%	10/01/28	1,372,000	1,365,139
				2,175,818
Home Builders — 2.4%
KB Home	6.875%	06/15/27	1,560,000	1,591,765

Independent Energy — 9.5%
Apache Corp.	4.250%	01/15/30	575,000	536,400
Apache Corp.	5.100%	09/01/40	1,345,000	1,147,757
Occidental Petroleum Corp.	7.875%	09/15/31	1,550,000	1,738,336
Range Resources Corp., 144A (a)	8.250%	01/15/29	1,635,000	1,694,244
SM Energy Co.	6.500%	07/15/28	1,325,000	1,313,605
				6,430,342
Leisure / Entertainment — 3.0%
Cedar Fair LP	5.375%	04/15/27	937,000	928,636
Cedar Fair LP	5.250%	07/15/29	1,100,000	1,053,764
				1,982,400
Media — Cable — 5.9%
DIRECTV Financing LLC, 144A (a)	5.875%	08/15/27	1,422,000	1,337,514
Nexstar Broadcasting, Inc., 144A (a)	5.625%	07/15/27	1,385,000	1,315,760
Sirius XM Radio, Inc., 144A (a)	5.500%	07/01/29	1,350,000	1,268,187
				3,921,461
Media — Non-Cable — 3.3%
Lamar Media Corp.	3.750%	02/15/28	1,275,000	1,192,458
Lamar Media Corp.	4.875%	01/15/29	815,000	783,161
Nexstar Broadcasting, Inc., 144A (a)	4.750%	11/01/28	225,000	200,048
				2,175,667
Metals / Mining — 1.8%
FMG Resources August 2006 Pty., Ltd., 144A (a)	4.500%	09/15/27	1,300,000	1,242,216

Pharmaceuticals — 1.0%
Teva Pharmaceuticals Financial Netherlands B.V.	3.150%	10/01/26	718,000	673,870

Restaurants — 1.3%
Papa Johns International, Inc., 144A (a)	3.875%	09/15/29	1,000,000	885,089

Retail Stores — 5.0%
Bath & Body works, Inc.	5.250%	02/01/28	25,000	24,269
Dick’s Sporting Goods, Inc.	3.150%	01/15/32	581,000	494,696
Dick’s Sporting Goods, Inc.	4.100%	01/15/52	611,000	430,942
Group 1 Automotive, Inc., 144A (a)	4.000%	08/15/28	1,164,000	1,075,236
QVC, Inc.	4.750%	02/15/27	1,695,000	1,430,720
				3,455,863
Services — 1.6%
AECOM	5.125%	03/15/27	350,000	343,936
Service Corp. International	4.625%	12/15/27	586,000	566,970
TopBuild Corp., 144A (a)	3.625%	03/15/29	227,000	203,736
				1,114,642
Theater Entertainment — 2.2%
Cinemark USA, Inc., 144A (a)	5.875%	03/15/26	1,480,000	1,463,885

Transportation Services — 1.9%
XPO Logistics, Inc.	6.700%	05/01/34	1,242,000	1,281,482

See Notes to Financial Statements.
38	| www.sbhfunds.com

Segall Bryant & Hamill Quality High Yield Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Coupon	Maturity	Par Value	Value
Vehicle Parts — 1.9%
Allison Transmission, Inc., 144A (a)	4.750%	10/01/27	$1,300,000	$1,255,683

Utility — 6.4%
Electric — 6.4%
NRG Energy, Inc., 144A (a)	3.625%	02/15/31	1,302,000	1,116,591
PG&E Corp.	5.000%	07/01/28	1,000,000	962,143
PG&E Corp.	5.250%	07/01/30	704,000	672,338
Vistra Operations Co. LLC, 144A (a)	5.000%	07/31/27	1,650,000	1,596,115
				4,347,187
Investments at Value — 96.2%
(Cost $68,840,273)				$64,915,945

Other Assets in Excess of Liabilities — 3.8%				2,549,688

Net Assets — 100.0%				$67,465,633

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	39

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Coupon	Maturity	Par Value	Value
MUNICIPAL BONDS — 87.1%
Certificate Participation — 0.0% (a)
Lease / Rent — 0.0% (a)
Regional Transportation District Colorado COP, Series 2015-A (b)	4.000%	06/01/40	$20,000	$19,521

General Obligation — 18.4%
Local — 18.4%
Brunswick City School District, BAM, Series 2023 (b)(c)	5.500%	12/01/60	3,000,000	3,241,457
Chaffey Joint Union High School District, Series G (b)	0.000%	08/01/36	450,000	277,874
Chaffey Joint Union High School District, Series G (b)	0.000%	08/01/37	500,000	292,868
Chambers County Texas Improvement District No. 1, Series 2020 (b)	2.000%	09/01/27	1,450,000	1,333,846
Chambers County Texas Improvement District No. 1, Series 2020 (b)	2.000%	09/01/28	1,450,000	1,302,003
Chambers County Texas Improvement District No. 1, Series 2020 (b)	2.000%	09/01/29	1,455,000	1,277,630
Cool Water Municipal Utility District, BAM, Series 2023-A (b)(c)	7.000%	08/15/30	380,000	430,362
Fort Bend Texas Independent School District, Series 2024-A	5.000%	08/15/41	1,675,000	1,868,915
Hays County Development District No. 1, AGM, Series 2023 (b)(c)	5.000%	04/01/36	110,000	112,730
Kaufman County Texas Municipal Utility District No. 5, Series 2021 (b)	3.000%	03/01/34	555,000	490,771
Kaufman County Texas Municipal Utility District No. 5, Series 2021 (b)	3.000%	03/01/35	450,000	390,697
King County Washington Public Hospital District No. 2, Series 2024	5.250%	12/01/45	2,350,000	2,529,091
Meridian Metropolitan District Colorado, Series 2023	4.250%	12/01/48	250,000	247,948
North Ridgeville City School District, Series 2024	5.500%	12/01/57	2,750,000	2,922,425
Osage County School District No. R-II, Series 2024	5.500%	03/01/41	405,000	461,199
Osage County School District No. R-II, Series 2024	5.500%	03/01/44	525,000	591,034
Public Healthcare Services District No. 3 Pacific County, Washington, Series 2024	5.250%	12/01/39	500,000	547,334
Public Healthcare Services District No. 3 Pacific County, Washington, Series 2024	5.250%	12/01/44	600,000	645,095
Rendezvous Residential Metropolitan District Colorado, Series 2022 (b)	2.250%	12/01/31	520,000	450,261
Rendezvous Residential Metropolitan District Colorado, Series 2022 (b)	2.350%	12/01/33	465,000	393,076
Sanitary and Improvement District No. 425 of Douglas County Nebraska, Series 2023	5.000%	11/01/33	4,000,000	4,095,312
Southern Boone County R-I School District, Series 2024	6.000%	03/01/44	2,520,000	2,982,061
Sunfield Municipal Utility District No. 3, Series 2021 (b)	3.000%	09/01/34	510,000	456,743
Sunfield Municipal Utility District No. 3, Series 2021 (b)	3.000%	09/01/35	525,000	463,705
Sunfield Municipal Utility District No. 3, Series 2021 (b)	3.000%	09/01/36	540,000	470,731
Sunfield Municipal Utility District No. 3, Series 2021 (b)	3.000%	09/01/37	550,000	473,327
Tarrant County Hospital District, Series 2023	5.250%	08/15/37	60,000	68,202
Texas Transportation Commission, Series 2014-B	0.650%	10/01/41	685,000	640,233
Thunderbird Colorado Water & Sanitation District, Series 2023	5.250%	12/01/38	175,000	191,253
Travis County Texas Municipal Utility District No. 21, Series 2016 (b)	3.000%	09/01/27	100,000	94,757
Travis County Texas Municipal Utility District No. 21, Series 2016 (b)	3.500%	09/01/33	215,000	194,065
West Harris County Texas Municipal District No. 5, Series 2015 (b)	3.375%	09/01/27	105,000	100,416
Whitman County Public Hospital District No. 1-A, Series 2023 (b)	5.500%	12/01/36	490,000	568,268
Whitman County Public Hospital District No. 1-A, Series 2023 (b)	5.500%	12/01/43	600,000	674,228
Whitman County Public Hospital District No. 1-A, Series 2023 (b)	5.000%	12/01/53	1,500,000	1,587,881
				32,867,798
Local — 1.7%
County — 1.7%
Brownsburg 1999 School Building Corporation, Series 2024-B	5.000%	06/01/25	3,100,000	3,113,322

Local Authority — 4.3%
Education — 3.0%
Administrators of the Tulane Educational Fund, Series 2013-C (b)	5.000%	10/01/47	170,000	154,760
Public Finance Authority Taxable Educational Facilities Wisconsin, Series 2021-A (b)	5.625%	06/01/50	5,750,000	5,275,048
				5,429,808

See Notes to Financial Statements.
40	| www.sbhfunds.com

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Coupon	Maturity	Par Value	Value
Healthcare — 0.2%
Denver Health & Hospital Authority, Series 2014-B (b)	4.900%	12/01/24	$410,000	$408,452

Public Services — 0.5%
Port of Greater Cincinnati Ohio Development Authority, Series 2020 (b) (d)	5.250%	12/01/35	1,000,000	931,673

Transportation — 0.6%
Public Finance Authority Taxable Air Cargo, Series 2021	2.012%	07/01/25	1,085,000	1,042,570

Revenue — 61.0%
Education — 0.1%
Minnewaukan Public School District No. 5, Series 2016	2.700%	08/01/26	185,000	177,397
Pennsylvania Higher Educational Facilities Authority, Series 2016 (b)	3.000%	05/01/37	15,000	12,633
				190,030
Healthcare — 0.7%
Collier County Industrial Development Authority, Series 2024-A	5.000%	10/01/40	500,000	551,542
Collier County Industrial Development Authority, Series 2024-A	5.000%	10/01/41	430,000	472,573
Illinois Finance Authority, Series 2016-A (b)	5.000%	02/15/45	100,000	100,855
				1,124,970
Housing — 20.9%
Chesapeake Redevelopment & Housing Authority, Series 2023 (b)	5.000%	05/01/43	1,020,000	1,034,224
Connecticut Housing Finance Authority, Series 2021D-SUB-D1 (b)	3.000%	05/15/51	725,000	699,266
District of Columbia Housing Finance Authority, Series 2022-B2	3.000%	09/01/28	3,645,000	3,547,033
Federal Home Loan Mortgage Corp., Series ML-21	4.618%	08/25/41	5,000,000	5,112,532
Federal Home Loan Mortgage Corp., Series ML-23 (d)	4.563%	04/25/42	2,500,000	2,615,593
Georgia Housing & Finance Authority, Series 2024-A	5.000%	12/01/42	1,250,000	1,348,131
Harrisonburg Redevelopment & Housing Authority, Series 2023 (b)	4.000%	12/01/27	700,000	700,748
Illinois Housing Development Authority, Series 2023 (b)	5.000%	02/01/27	2,000,000	2,025,200
Illinois Housing Development Authority, Series 2023 (b)	5.000%	02/01/27	2,198,000	2,225,695
Maryland Community Development Administration Department, Series 2021-A	1.050%	03/01/29	500,000	417,547
Minnesota State Housing Finance Agency, Series 2021-F (b)	1.850%	07/01/32	470,000	381,867
Minnesota State Housing Finance Agency, Series 2019-F (b)	3.750%	01/01/50	1,545,000	1,528,752
Nebraska Investment Finance Authority, Series 2019-D	3.050%	09/01/42	635,000	532,670
New Mexico Mortgage Finance Authority, Series 2020-B	1.700%	01/01/30	195,000	166,067
New York City Housing Development Corp., Series 2019-E-1	3.000%	11/01/39	395,000	339,172
New York City Housing Development Corp., Series 2022-F-2-A	3.400%	11/01/62	2,500,000	2,470,412
New York State Housing Finance Agency, Series 2020-H	1.800%	11/01/30	560,000	471,419
New York State Housing Finance Agency, Series 2021-A	2.350%	11/01/41	500,000	364,897
New York State Housing Finance Agency, Series 2021-J2	1.000%	05/01/61	830,000	766,586
New York State Mortgage Agency, Series 233	1.650%	04/01/30	775,000	655,776
Norfolk Redevelopment & Housing Authority, Series 2023 (b)	5.000%	05/01/43	325,000	329,590
South Dakota Housing Development Authority, Series 2020-C (b)	3.500%	05/01/51	610,000	598,559
Texas Department of Housing & Community Affairs, Series 2019-A (b)	3.625%	09/01/44	915,000	834,499
Texas Department of Housing & Community Affairs, Series 2023-A	5.125%	01/01/48	5,035,000	5,209,988
Travis County Texas Housing Financial Corporation Multifamily Housing, Series 2023	3.750%	08/01/26	1,275,000	1,268,740
Washington State Housing Finance Commission, Series 2017-3N	3.250%	12/01/32	885,000	854,955
Wyoming Community Development Authority, Series 2016-2	3.200%	12/01/41	1,090,000	943,184
				37,443,102
Industrial Development — 14.6%
Bartow County Georgia Development Authority Pollution Control, Series 1997-1 (b)	1.800%	09/01/29	3,900,000	3,316,358
Burke County Georgia Development Authority Pollution Control, Series 1995-5 (b)	2.200%	10/01/32	1,900,000	1,549,023
Burke County Georgia Development Authority Pollution Control, Series 2013-A	1.500%	01/01/40	3,665,000	3,578,282
Burke County Georgia Development Authority Pollution Control, Series 2017-E	3.250%	11/01/45	750,000	743,741
City of Whiting Indiana Environmental Facilities, Series 2017	5.000%	11/01/47	10,625,000	10,645,015

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	41

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Coupon	Maturity	Par Value	Value
Industrial Development (continued)
Colorado High Performance Transportation Enterprise, Series 2014 (b)	5.750%	01/01/44	$750,000	$750,799
Indiana Finance Authority Environmental Refunding, Series 2009-A-2	3.750%	06/01/31	5,750,000	5,709,576
				26,292,794
Lease / Rent — 1.8%
Indianapolis Public Schools Multi-School Building Corp., Series 2023 (b)	5.250%	07/15/41	1,850,000	2,049,708
Noblesville High School Building Corp., Series 2023 (b)	6.000%	07/15/38	375,000	451,245
Noblesville High School Building Corp., Series 2023 (b)	6.000%	01/15/43	830,000	977,153
				3,478,106
Other — 0.0% (a)
Colorado Education & Cultural Facilities Authority, Series 2015-B (b)	4.000%	12/01/38	50,000	47,558

Recreation — 0.2%
Harris County Texas Municipal Utility District No. 500, Series 2021 (b)	3.000%	12/01/34	375,000	341,518

State and Non-State Appropriated Tobacco — 0.1%
California County Tobacco Securitization Agency (The), Series 2020-A (b)	4.000%	06/01/34	150,000	153,461

Tax — 3.1%
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (b)(d)	5.250%	12/01/39	2,000,000	2,014,761
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (b)(d)	5.250%	12/01/39	900,000	906,643
Northglenn Urban Renewal Authority, Series 2019 (b)	4.000%	12/01/34	400,000	388,611
Northglenn Urban Renewal Authority, Series 2019 (b)	4.000%	12/01/35	525,000	507,806
Village Community Development District No. 7, Series 2015 (b)	4.000%	05/01/36	1,025,000	991,620
Village of Sister Bay Door County Wisconsin	5.000%	01/01/25	900,000	900,226
				5,709,667
Transportation — 9.9%
Allegheny County Airport Authority, AGM, Series 2023-A (b)(c)	5.500%	01/01/53	1,000,000	1,086,377
Florida State Mid-Bay Bridge Authority, Series 2015-A (b)	5.000%	10/01/35	1,180,000	1,195,960
La Paz County Arizona Industrial Development Authority, Series 2016-A (b)(d)	7.000%	11/15/38	1,575,000	1,569,190
La Paz County Arizona Industrial Development Authority, Series 2016-A (b)(d)	7.125%	11/15/45	735,000	716,785
Love Field Airport Modernization Corp., Series 2017 (b)	5.000%	11/01/33	400,000	406,609
Northern Indiana Commuter Transportation District, Series 2024	5.250%	01/01/49	2,485,000	2,719,668
Pharr Texas International Toll Bridge System, Series 2021 (b)	4.000%	08/15/33	5,000	5,058
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/25	260,000	261,650
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/26	450,000	456,234
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/27	250,000	255,723
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/28	500,000	515,683
Triborough Bridge and Tunnel Authority, Series 2021-A-2	2.000%	05/15/45	700,000	669,878
Virginia Small Business Financing Authority, Series 2017 (b)(d)(e)	6.500%	07/01/50	7,500,000	7,489,911
Virginia Small Business Financing Authority, Series 2022 (b)	5.000%	12/31/57	400,000	410,693
				17,759,419
Utilities — 9.6%
Amery Wisconsin Sewerage System	4.250%	05/01/26	1,950,000	1,941,538
King County Washington Sewer Revenue, Series 2020-B (b)	0.875%	01/01/42	975,000	933,705
Long Island Power Authority, Series 2021-B	1.500%	09/01/26	4,385,000	4,127,355
Long Island Power Authority, Series 2020-B	0.850%	09/01/50	1,000,000	961,122
Orlando Florida Utilities Commission, Series 2021-B	1.250%	10/01/46	1,125,000	986,706
PEFA, Inc. Iowa Gas Project, Series 2019	5.000%	09/01/49	595,000	606,726
San Antonia Texas Electric & Gas Systems, Series 2015-D	1.125%	12/01/45	1,770,000	1,611,291
Southern California Public Power Authority No. 1, Series 2007-A	5.000%	11/01/33	500,000	522,885
Southern California Public Power Authority No. 1, Series 2007-B	5.214%	11/01/38	5,550,000	5,118,708
Utah Infrastructure Agency Telecommunications, Series 2021	3.000%	10/15/24	500,000	497,580
Utah Infrastructure Agency Telecommunications, Series 2021 (b)	4.000%	10/15/36	200,000	194,099
				17,501,715

See Notes to Financial Statements.
42	| www.sbhfunds.com

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Coupon	Maturity	Par Value	Value
Variable Rate Demand Note — 1.7%
Variable Rate Demand Note — 1.7%
New York City Transitional Finance Authority, Series 2019-C-4	4.900%	11/01/44	$3,000,000	$3,000,000

Total Municipal Bonds (Cost $160,077,249)				156,855,484

U.S. TREASURY BILLS — 4.4%
United States Treasury (g) (Cost $7,843,030)	5.367%	11/14/24	8,000,000	7,844,106

CORPORATE BONDS — 4.3%
Industrial — 4.3%
Services — 4.3%
IPMI 3 LLC, 144A, Series 2021 (d)(f) (Cost $9,084,343)	3.900%	12/01/28	9,000,000	7,718,032

Investments at Value — 95.8%
(Cost $176,093,648)				$172,417,622

Other Assets in Excess of Liabilities — 4.2%				7,594,599

Net Assets — 100.0%				$180,012,221

(a)	Percentage rounds to less than 0.1%.
(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(c)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.
(d)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $23,962,588, which represents 13.3% of net assets as of June 30, 2024.
(e)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(f)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Rate shown is the annualized yield at the time of purchase, not a coupon rate.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	43

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Coupon	Maturity	Par Value	Value
MUNICIPAL BONDS — 87.4%
Certificate Participation — 10.8%
Lease / Rent — 10.8%
Berthoud Colorado COP, Series 2020 (a)	4.000%	12/01/49	$9,255,000	$8,625,595
Boulder Municipal Property COP, Series 2019	2.250%	11/01/24	500,000	494,677
City of Aurora Colorado COP, Series 2017 (a)	5.000%	12/01/35	615,000	633,763
Colorado Higher Education Capital Construction COP, Series 2014-A	5.000%	11/01/24	55,000	55,268
Colorado Springs School District No. 11 COP, Series 2024	5.000%	12/15/40	550,000	600,859
Colorado Springs School District No. 11 COP, Series 2024	5.000%	12/15/41	375,000	407,614
Crested Butte Colorado COP, Series 2024	5.000%	12/01/43	1,000,000	1,084,698
Denver Colorado City & County School District No. 1 COP, Series 2020-A (a)	5.000%	12/01/42	1,860,000	1,998,390
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/30	350,000	360,911
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/31	350,000	360,984
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/32	225,000	232,039
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/33	240,000	247,113
Fraser Valley Metropolitan Recreation District COP, Series 2023 (a)	5.250%	12/01/53	500,000	526,248
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/37	840,000	850,402
Hyland Hills Park and Recreation District COP, Series 2022	5.000%	12/15/41	2,430,000	2,642,528
Lone Tree Colorado COP, Series 2024	5.000%	12/01/24	1,570,000	1,581,372
Moffat County Colorado COP, Series 2021 (a)	4.000%	03/01/46	4,060,000	3,899,803
Moffat County Colorado COP, Series 2021 (a)	4.000%	03/01/51	4,000,000	3,814,962
Platteville-Gilcrest Fire Protection District COP, Series 2018 (a)	5.000%	12/01/33	175,000	186,471
Rangeview Library District Adams Country Colorado COP, Series 2022-A	5.000%	12/15/35	775,000	847,305
Telluride Colorado COP, Series 2024	5.000%	12/01/43	500,000	543,086
Town of Breckenridge Colorado COP, Series 2022	5.000%	12/01/42	2,325,000	2,479,974
Town of Firestone Colorado Water Enterprise COP, Series 2018 (a)	5.000%	12/01/42	3,000,000	3,069,891
				35,543,953
Escrow to Maturity — 2.0%
Healthcare — 1.3%
Colorado Health Facilities Authority, Series 1991-B	0.000%	07/15/24	4,500,000	4,493,033

Housing — 0.7%
Colorado Housing and Finance Authority Multifamily Housing, Series 2024	3.500%	11/01/43	2,350,000	2,344,701

General Obligation — 16.6%
Local — 16.6%
Basalt & Rural Fire Protection District, Series 2024-B	5.050%	12/01/24	290,000	289,522
Basalt & Rural Fire Protection District, Series 2024-B	4.800%	12/01/25	425,000	422,676
Basalt & Rural Fire Protection District, Series 2024-B	4.650%	12/01/26	225,000	223,472
Basalt & Rural Fire Protection District, Series 2024-A	5.000%	12/01/42	400,000	441,465
Basalt & Rural Fire Protection District, Series 2024-A	5.000%	12/01/43	615,000	675,626
BNC Metropolitan District No. 1, BAM, Series 2017-A (a)(b)	5.000%	12/01/37	545,000	563,583
Bradburn Metropolitan District No. 2, Series 2018-A	4.000%	12/01/28	110,000	105,667
Bradburn Metropolitan District No. 2, Series 2018-A (a)	5.000%	12/01/38	600,000	596,924
Castle Oaks Metropolitan District No. 3 Colorado, AGM, Series 2020 (b)	4.000%	12/01/50	4,690,000	4,286,183
City & County of Denver Colorado, Series 2022-A	5.000%	08/01/24	1,700,000	1,701,794
Colliers Hill Metropolitan District No. 2 Town of Erie Weld County Colorado, BAM, Series 2022B-1 (a)(b)	6.000%	12/15/47	2,000,000	1,939,606
Cornerstar Metropolitan District, Series 2017-A (a)	5.125%	12/01/37	1,000,000	1,000,356
Crested Butte Colorado Fire Protection District, Series 2022 (a)	5.000%	12/01/46	5,770,000	6,163,023
Erie Commons Metropolitan District No. 2, AGM, Series 2019-A (a)(b)	3.000%	12/01/49	100,000	75,529
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	5.000%	12/01/41	570,000	616,165
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	4.000%	12/01/51	1,100,000	1,009,861
Fossil Ridge Metropolitan District No. 3 Colorado, BAM, Series 2020 (b)	2.375%	12/01/39	750,000	567,233

See Notes to Financial Statements.
44	| www.sbhfunds.com

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Coupon	Maturity	Par Value	Value
Local (continued)
Fremont Custer & El Paso Counties Colorado School District No. RE-2, Series 2023	5.250%	12/01/47	$3,250,000	$3,581,743
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A (c)	5.000%	12/01/24	215,000	215,738
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A (c)	5.000%	12/01/25	135,000	136,999
Great Western Park Metropolitan District No. 2 Colorado, AGM, Series 2021 (a)(b)	4.000%	12/01/36	555,000	564,722
Gunnison Watershed Colorado School District No. RE-1J COP, Series 2023	5.000%	12/01/42	1,000,000	1,105,687
Gunnison Watershed Colorado School District No. RE-1J COP, Series 2023 (a)	5.000%	12/01/47	6,500,000	7,071,868
Hogback Metropolitan District Colorado, Series 2021-A (a)	5.000%	12/01/41	700,000	643,842
Longs Peak Metropolitan District Colorado, Series 2021 (a)	1.086%	12/01/51	6,500,000	6,404,256
North Pine Vistas Metropolitan District No. 2, AGM, Series 2022 (b)	5.250%	12/01/42	625,000	684,281
North Pine Vistas Metropolitan District No. 2, AGM, Series 2022 (b)	5.000%	12/01/52	1,000,000	1,051,183
North Pine Vistas Metropolitan District No. 3, AGM, Series 2021-A (a)(b)	4.000%	12/01/36	175,000	178,179
Plateau Valley School District No. 50 Mesa County Colorado, Series 2024	5.000%	12/01/38	300,000	333,112
Plateau Valley School District No. 50 Mesa County Colorado, Series 2024	5.500%	12/01/49	2,300,000	2,560,613
Platte Canyon School District No. 1 Park County Colorado, Series 2024	5.000%	12/01/43	445,000	488,868
Platte Canyon School District No. 1 Park County Colorado, Series 2024	5.000%	12/01/48	825,000	888,421
Prairie Center Metropolitan District No. 7 Colorado, Series 2020 (a)	4.125%	12/15/36	500,000	452,988
Prairie Center Metropolitan District No. 7 Colorado, Series 2020 (a)	4.875%	12/15/44	700,000	622,085
SBC Metropolitan District, AGM, Series 2016 (a)	5.000%	12/01/34	205,000	211,734
Southshore Metropolitan District No. 2 City of Aurora Arapahoe County Colorado,
BAM, Series 2020-A-2 (a)(b)	4.000%	12/01/46	6,300,000	5,992,469
Whispering Pines Metropolitan District No. 1 Colorado, AGM, Series 2023 (b)	5.000%	12/01/43	325,000	344,084
Whispering Pines Metropolitan District No. 1 Colorado, AGM, Series 2023 (b)	5.000%	12/01/52	900,000	933,077
				55,144,634
Local Authority — 8.0%
Education — 0.6%
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-C (b)	4.800%	12/01/27	2,000,000	1,993,953

Housing — 4.2%
Colorado Housing & Finance Authority, Series 2020-C-1	2.075%	11/01/24	250,000	247,344
Colorado Housing & Finance Authority, Series 2023-F-1	4.264%	11/01/24	2,335,000	2,326,788
Colorado Housing & Finance Authority, Series 2023-F-1	4.314%	05/01/25	2,695,000	2,673,443
Colorado Housing & Finance Authority, Series 2023-J	4.837%	05/01/25	900,000	896,582
Colorado Housing & Finance Authority, Series 2020-C-1	2.175%	11/01/25	500,000	480,557
Colorado Housing & Finance Authority, Series 2023-F-1	4.364%	11/01/25	1,620,000	1,602,060
Colorado Housing & Finance Authority, Series 2023-J	4.887%	11/01/25	2,340,000	2,329,636
Colorado Housing & Finance Authority, Series 2023-J	4.684%	05/01/26	1,500,000	1,488,420
Colorado Housing & Finance Authority, Series 2023-C (a)	5.082%	10/01/26	2,000,000	1,998,140
				14,042,970
Local — 2.3%
Eagle County Colorado School District, Series 2021	0.793%	12/01/25	3,000,000	2,825,438
Eagle County Colorado School District, Series 2021	0.903%	12/01/26	5,000,000	4,554,992
Garfield County School District No. RE-2, Series 2012-B (a)	3.050%	12/01/26	500,000	479,146
				7,859,576
Recreation — 0.3%
Park Creek Metropolitan District, Series 2017-B	3.300%	12/01/24	425,000	421,333
Park Creek Metropolitan District, Series 2017-B	3.450%	12/01/25	500,000	487,620
Park Creek Metropolitan District, Series 2017-B (a)	3.600%	12/01/26	300,000	290,222
				1,199,175
Tax — 0.3%
Grand Junction Colorado, Series 2020-A	1.826%	03/01/25	620,000	606,128
Park Creek Metropolitan District, Series 2018-B	3.800%	12/01/24	440,000	436,823
				1,042,951

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	45

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Coupon	Maturity	Par Value	Value
Utilities — 0.3%
Todd Creek Village Metropolitan District Colorado, Series 2018-B (a)	5.875%	12/01/38	$810,000	$804,250
Town of Estes Park Colorado Power & Communications, Series 2019-B	2.646%	11/01/25	430,000	415,687
				1,219,937
Revenue — 40.8%
Education — 5.1%
Board of Trustees of the Colorado School of Mines, Series 2023-C	5.250%	12/01/39	900,000	1,020,809
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-A (b)	5.250%	12/01/47	1,000,000	1,105,174
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-B (b)	5.250%	12/01/52	6,835,000	7,466,192
Board of Trustees of the Colorado School of Mines, NATL, Series 1999 (b)	0.000%	12/01/25	450,000	424,780
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	10/01/34	1,975,000	1,928,206
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	05/01/35	3,145,000	3,176,966
Colorado Educational & Cultural Facilities Authority, Series 2017-A	5.000%	03/01/40	500,000	515,680
Colorado State Board Community Colleges & Occupational Education, Series 2017-A	5.000%	11/01/37	945,000	993,882
University of Colorado Enterprise, Series 2019-C	2.000%	06/01/54	730,000	726,186
				17,357,875
Healthcare — 1.7%
Colorado Health Facilities Authority, Series 2015 (a)	5.000%	05/15/30	500,000	504,506
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/30	710,000	733,935
Colorado Health Facilities Authority, Series 2023-A (a)	3.000%	05/15/30	375,000	348,816
Colorado Health Facilities Authority, Series 2015	5.000%	01/15/35	1,630,000	1,658,319
Colorado Health Facilities Authority, Series 2020	4.000%	10/01/35	335,000	335,375
Colorado Health Facilities Authority, Series 2019-A (a)	5.000%	11/15/37	200,000	214,383
Colorado Health Facilities Authority, Series 2023-A (a)	4.000%	05/15/41	500,000	454,077
Colorado Health Facilities Authority, Series 2016-A (a)	5.000%	12/01/44	745,000	751,241
Colorado Health Facilities Authority, Series 2022-A	5.000%	05/15/47	180,000	193,240
Colorado Health Facilities Authority, Series 2023-A (a)	4.000%	05/15/48	500,000	422,708
				5,616,600
Housing — 10.9%
Colorado Housing & Finance Authority, Series 2023-B-2 (a)	3.350%	10/01/26	5,290,000	5,215,725
Colorado Housing & Finance Authority, Series 2023-B-1 (a)	4.700%	10/01/48	275,000	278,269
Colorado Housing & Finance Authority, Series 2021-E	3.000%	11/01/51	410,000	396,401
Colorado Housing & Finance Authority, Series 2023-I (a)	6.000%	05/01/53	14,795,000	16,024,530
Colorado Housing & Finance Authority, Series 2023-L	5.750%	11/01/53	7,895,000	8,368,280
Maiker Housing Partners Multifamily Housing, Series 2023 (a)	4.500%	05/01/42	6,000,000	6,002,501
				36,285,706
Other — 3.1%
Colorado Educational & Cultural Facilities Authority, Series 2014	5.000%	11/15/24	435,000	436,133
Colorado Educational & Cultural Facilities Authority, Series 2015-A (a)(c)	4.125%	07/01/26	250,000	249,061
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	11/15/31	1,000,000	1,003,898
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	12/01/31	1,500,000	1,506,462
Colorado Educational & Cultural Facilities Authority, Series 2016-A (a)	5.000%	12/15/31	715,000	738,095
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	10/01/32	1,340,000	1,343,742
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	06/01/36	1,580,000	1,609,562
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	07/01/36	1,000,000	1,009,432
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)(c)	5.000%	07/01/36	1,000,000	1,009,877
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	08/01/36	1,140,000	1,161,345
Colorado Educational & Cultural Facilities Authority, Series 2014B (a)	5.625%	01/15/44	415,000	415,196
				10,482,803

See Notes to Financial Statements.
46	| www.sbhfunds.com

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Coupon	Maturity	Par Value	Value
Public Services — 6.8%
Cherry Creek Corporate Center Metropolitan District, Series 2015-A (a)	5.000%	06/01/37	$500,000	$494,269
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/27	620,000	631,689
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/36	300,000	303,708
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/37	400,000	404,230
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/37	370,000	404,196
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/38	655,000	714,522
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/39	730,000	794,694
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/41	500,000	540,279
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/42	500,000	538,536
Park Creek Metropolitan District, AGM, Series 2024-A (b)	5.000%	12/01/43	1,320,000	1,413,838
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a)(b)	5.000%	12/01/42	1,105,000	1,129,194
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a)(b)	5.000%	12/01/47	10,835,000	11,017,132
Southglenn Metropolitan District Colorado, Series 2016 (a)	5.000%	12/01/30	4,255,000	4,195,048
Sterling Ranch Community Authority Colorado, Series 2020-A (a)	3.750%	12/01/40	500,000	443,862
				23,025,197
Tax — 1.7%
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	3,500,000	3,525,833
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	1,200,000	1,208,857
Superior Open Space Sales and Use Tax Colorado, AGM, Series 2020 (a)(b)	5.000%	06/01/40	700,000	749,676
				5,484,366
Transportation — 6.4%
Colorado Bridge and Tunnel Enterprise Infrastructure, AGM, Series 2024-A (b)	5.500%	12/01/54	1,890,000	2,133,314
Denver Colorado City & County Airport System, Series 2020-B-2	5.000%	11/15/31	7,690,000	7,794,822
Denver Colorado City & County Airport System, Series 2022-B	5.250%	11/15/53	6,750,000	7,386,573
E-470 Public Highway Authority, Series 2024-B	4.328%	09/01/39	3,000,000	3,000,451
Grand Junction Regional Airport Authority, NATL, Series 2016-A (a)(b)	5.000%	12/01/31	1,155,000	1,190,904
				21,506,064
Utilities — 5.1%
Centennial Water & Sanitation District, Series 2024	5.000%	12/01/48	1,275,000	1,393,938
Centennial Water & Sanitation District, Series 2024	5.250%	12/01/53	3,250,000	3,644,678
City of Colorado Springs Colorado Utilities System, Series 2022-B (a)	5.000%	11/15/47	380,000	411,335
City of Colorado Springs Colorado Utilities System, Series 2020-C	5.000%	11/15/50	5,780,000	6,126,935
City of Grand Junction Colorado Joint Sewer System, BAM, Series 2024 (b)	5.000%	12/01/37	215,000	244,707
City of Grand Junction Colorado Joint Sewer System, BAM, Series 2024 (b)	5.000%	12/01/40	350,000	389,599
City of Grand Junction Colorado Joint Sewer System, BAM, Series 2024 (b)	5.000%	12/01/41	480,000	531,927
City of Grand Junction Colorado Joint Sewer System, BAM, Series 2024 (b)	5.000%	12/01/42	400,000	441,465
Puerto Rico Electric Power Authority, AGM, Series 2007-UU (3MO LIBOR + 52) (a)(b)(d)	4.245%	07/01/29	400,000	391,062
Todd Creek Village Metropolitan District Colorado, Series 2018-A	5.000%	12/01/28	1,200,000	1,223,540
Todd Creek Village Metropolitan District Colorado, Series 2018-A (a)	5.250%	12/01/33	1,350,000	1,395,583
Todd Creek Village Metropolitan District Colorado, Series 2018-A (a)	5.250%	12/01/38	1,000,000	1,026,648
				17,221,417

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	47

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Coupon	Maturity	Par Value	Value
Variable Rate Demand Note — 9.2%
Variable Rate Demand Note — 9.2%
City of Colorado Springs Colorado Utilities System, Series 2007-A (a)(d)	3.850%	11/01/37	$8,000,000	$8,000,000
City of Colorado Springs Colorado Utilities System, Series 2010-C (a)	3.850%	11/01/40	1,400,000	1,400,000
Colorado Health Facilities Authority, Series 2022-E	4.650%	05/15/62	10,000,000	10,000,000
Colorado Health Facilities Authority, Series 2022-F	3.880%	05/15/62	1,500,000	1,500,000
University of Colorado Hospital Authority, Series 2019-A	3.800%	11/15/49	10,000,000	10,000,000
				30,900,000
Investments at Value — 87.4%
(Cost $299,548,040)				$292,764,911

Other Assets in Excess of Liabilities — 12.6%				42,227,360

Net Assets — 100.0%				$334,992,271

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(b)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.
(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $6,346,365, which represents 1.9% of net assets as of June 30, 2024.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
48	| www.sbhfunds.com

Barrett Growth Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.3%
Communication Services — 6.6%
Media & Entertainment — 6.6%
Alphabet, Inc. - Class C	8,500	$1,559,070
Walt Disney Co. (The)	3,000	297,870
		1,856,940
Consumer Discretionary — 14.4%
Consumer Discretionary Distribution & Retail — 11.1%
Amazon.com, Inc. (a)	7,000	1,352,750
AutoZone, Inc. (a)	150	444,615
TJX Cos., Inc. (The)	12,000	1,321,200
		3,118,565
Consumer Services — 3.3%
McDonald’s Corp.	2,000	509,680
Starbucks Corp.	5,500	428,175
		937,855
Consumer Staples — 4.2%
Consumer Staples Distribution & Retail — 4.2%
Costco Wholesale Corp.	1,400	1,189,986

Financials — 18.5%
Banks — 3.1%
JPMorgan Chase & Co.	4,300	869,718

Financial Services — 12.1%
Ares Management Corp. - Class A	10,750	1,432,760
S&P Global, Inc.	1,050	468,300
Visa, Inc. - Class A	5,750	1,509,202
		3,410,262
Insurance — 3.3%
Progressive Corp. (The)	4,500	934,695

Health Care — 16.5%
Health Care Equipment & Services — 5.1%
Stryker Corp.	2,000	680,500
UnitedHealth Group, Inc.	1,500	763,890
		1,444,390
Pharmaceuticals, Biotechnology & Life Sciences — 11.4%
Danaher Corp.	2,750	687,088
Merck & Co., Inc.	4,000	495,200
Regeneron Pharmaceuticals, Inc. (a)	875	919,651
Thermo Fisher Scientific, Inc.	900	497,700
Zoetis, Inc.	3,400	589,424
		3,189,063
	Shares	Value
Industrials — 5.4%
Capital Goods — 1.5%
EnerSys	4,000	$414,080

Commercial & Professional Services — 3.9%
Tetra Tech, Inc.	5,400	1,104,192

Information Technology — 30.1%
Semiconductors & Semiconductor Equipment — 9.1%
NVIDIA Corp.	20,750	2,563,455

Software & Services — 16.1%
Accenture PLC - Class A (Ireland)	3,000	910,230
Adobe, Inc. (a)	600	333,324
Fair Isaac Corp. (a)	500	744,330
Microsoft Corp.	4,600	2,055,970
Roper Technologies, Inc.	600	338,196
ServiceNow, Inc. (a)	200	157,334
		4,539,384
Technology Hardware & Equipment — 4.9%
Apple, Inc.	6,500	1,369,030

Materials — 2.6%
Materials — 2.6%
Ecolab, Inc.	3,000	714,000

Investments at Value — 98.3%
(Cost $6,634,178)		$27,655,615

Other Assets in Excess of Liabilities — 1.7%		481,709

Net Assets — 100.0%		$28,137,324

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	49

Barrett Opportunity Fund	Statement of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 100.1%
Communication Services — 9.2%
Media & Entertainment — 9.2%
Alphabet, Inc. - Class C	15,067	$2,763,589

Consumer Discretionary — 9.1%
Consumer Discretionary Distribution & Retail — 9.1%
Home Depot, Inc. (The)	1,999	688,136
Murphy USA, Inc.	4,306	2,021,495
		2,709,631
Consumer Staples — 2.5%
Food, Beverage & Tobacco — 2.5%
PepsiCo, Inc.	4,582	755,709

Energy — 15.0%
Energy — 15.0%
Murphy Oil Corp.	32,034	1,321,082
Shell PLC ADR (United Kingdom)	44,026	3,177,797
		4,498,879
Financials — 21.1%
Financial Services — 19.1%
Ares Management Corp. - Class A	8,018	1,068,639
Bank of New York Mellon Corp. (The)	26,566	1,591,038
Corpay, Inc. (a)	1,375	366,314
Jefferies Financial Group, Inc.	54,064	2,690,224
		5,716,215
Insurance — 2.0%
Progressive Corp. (The)	2,789	579,303

Health Care — 5.9%
Pharmaceuticals, Biotechnology & Life Sciences — 5.9%
AbbVie, Inc.	5,560	953,651
Thermo Fisher Scientific, Inc.	1,491	824,523
		1,778,174
Industrials — 17.9%
Capital Goods — 11.0%
General Dynamics Corp.	11,285	3,274,230

Commercial & Professional Services — 6.9%
Automatic Data Processing, Inc.	8,663	2,067,771
	Shares	Value
Information Technology — 18.3%
Software & Services — 12.7%
Microsoft Corp.	8,470	$3,785,667

Technology Hardware & Equipment — 5.6%
Apple, Inc.	8,000	1,684,960

Real Estate — 1.1%
Equity Real Estate Investment Trusts (REITs) — 1.1%
Rayonier, Inc.	11,584	336,979

Investments at Value — 100.1%
(Cost $3,948,318)		$29,951,107

Liabilities in Excess of Other Assets — (0.1%)		(41,183)

Net Assets — 100.0%		$29,909,924

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
50	| www.sbhfunds.com

Segall Bryant & Hamill Funds	Statement of Investments
June 30, 2024 (Unaudited)

COMMON ABBREVIATIONS

A.B.	Aktiebolag is the Swedish equivalent of the term corporation.
Abp	A Swedish or Finish Public Limited Company.
ADR	American Depositary Receipt.
A.G.	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGM	Assured Guaranty Municipal.
A.S.	Andonim Sirketi, Joint Stock Company in Turkey.
A/S	Aktieselskab is a Danish Joint Stock Company.
A.S.A.	Aksjeselskop is the Norwegian term for a stock-based company.
BAM	Build America Mutual.
Bhd	Berhad is a Malaysian term for a public limited company.
COP	Certificate of Participation.
H15T1Y	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
KGaA	German Master Limited Partnership.
K.S.C.P	Kuwaiti Shareholding Company - Public.
LLC	Limited Liability Company.
LP	Limited Partnership.
Ltd.	Limited.
NATL	National Public Finance Guarantee Corp.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
Nyrt	Hungarian Public Limited Company.
OYJ	Julkinen osakeyhtiö means public stock company.
PCL	Public Company Limited.
PJSC	Public Joint-Stock Company.
PLC	Public Limited Company.
P.S.Q.C.	Public Sharing Qatar Company.
Q.P.S.C.	Qatari Public Shareholding Company.
REITs	Real Estate Investment Trust.
S.A.	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
S.A.A.	Sociedad Anonima Abierta is a Peruvian term for a publicly held corporation.
S.A.B de C.V.	Sociedad Anónima Bursátil de Capital Variable is the Mexican term for publicly traded companies.
S.E.	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
SOFR	Secured Overnight Financing Rate.
S.p.A.	Societa per azioni is the Italian equivalent of the term Public Limited Companies.
Tbk P.T.	Terbuka Perseroan Terbatas is an Indonesia term for a public limited company.
TSFR	CME Term SOFR.

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	51

Segall Bryant & Hamill Funds	Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	Segall Bryant & Hamill Small Cap Value Fund		Segall Bryant & Hamill Small Cap Growth Fund	Segall Bryant & Hamill Small Cap Core Fund	Segall Bryant & Hamill All Cap Fund
Assets
Investments, at cost	$429,047,625		$191,786,090	$55,316,221	$63,024,636
Investments, at value	$493,540,879		$243,743,758	$74,081,306	$115,492,171
Cash equivalents (Note 2)	20,313,794		8,623,018	5,718,981	501,710
Foreign currency, at value (Cost $0, $–, $– and $–, resectively)	0	*	—	—	—
Receivable for Fund shares sold	137,567		180,167	5,000	—
Receivable for investment securities sold	—		—	—	1,780,234
Dividends and interest receivable	453,312		58,517	47,090	39,197
Foreign tax reclaims receivable	—		—	—	9,305
Other assets	47,300		22,545	17,546	25,158
Total assets	514,492,852		252,628,005	79,869,923	117,847,775

Liabilities
Payable for Fund shares redeemed	662,625		215,716	6,929	72,076
Payable for investment securities purchased	—		—	108,255	—
Payable to Adviser (Note 6)	340,223		132,422	61,122	57,607
Accrued shareholder servicing fees (Note 6)	46,847		23,000	10,267	10,988
Payable to third party administrator (Note 6)	16,152		9,337	4,744	5,871
Accrued chief compliance officer fees (Note 6)	833		833	833	833
Other accrued expenses	28,622		19,323	14,463	15,413
Total liabilities	1,095,302		400,631	206,613	162,788
Net Assets	$513,397,550		$252,227,374	$79,663,310	$117,684,987

Net Assets Consists of
Paid-in capital	$437,760,472		$278,865,050	$58,348,362	$49,081,150
Distributable earnings (accumulated deficit)	75,637,078		(26,637,676)	21,314,948	68,603,837
Net Assets	$513,397,550		$252,227,374	$79,663,310	$117,684,987

Net Assets
Retail	$9,123,684		$32,045,189	$616,001	$1,234,618
Institutional	504,273,866		220,182,185	79,047,309	116,450,369
Shares of Beneficial Interest Outstanding
Retail	655,488		1,673,664	49,634	56,143
Institutional	36,154,733		11,174,599	6,330,379	5,287,266
Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)
Retail	$13.92		$19.15	$12.41	$21.99
Institutional	$13.95		$19.70	$12.49	$22.02

*	Amount rounds to less than $1

See Notes to Financial Statements.
52	| www.sbhfunds.com

Segall Bryant & Hamill Funds	Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	Segall Bryant & Hamill Emerging Markets Fund	Segall Bryant & Hamill International Small Cap Fund	Segall Bryant & Hamill International Equity Fund	Segall Bryant & Hamill Global All Cap Fund
Assets
Investments, at cost	$54,296,409	$59,747,864	$2,433,191	$22,848,885
Investments, at value	$67,421,227	$69,012,623	$2,508,380	$33,555,768
Cash equivalents (Note 2)	324,451	—	17,064	741,763
Foreign currency, at value (Cost $344,168, $73,378, $1,905, and $—, respectively)	119,016	246,945	1,590	7,049
Receivable for Fund shares sold	—	—	206,715	—
Due from Adviser	—	20,871	71,441	1,741
Dividends and interest receivable	356,239	175,049	4,642	12,938
Foreign tax reclaims receivable	3,426	761,279	2,011	51,321
Deferred offering costs (Note 2)	—	—	22,570	—
Other assets	14,879	9,946	31,485	16,753
Total assets	68,239,238	70,226,713	2,865,898	34,387,333

Liabilities
Due to custodian (Note 9)	—	29,639	—	—
Payable for Fund shares redeemed	—	5,000	—	—
Payable for investment securities purchased	177,057	—	219,366	—
Accrued foreign capital gains tax on appreciated securities	648,930	—	—	—
Payable to Adviser (Note 6)	9,639	—	—	—
Accrued shareholder servicing fees (Note 6)	3,542	8,147	154	3,400
Payable to third party administrator (Note 6)	4,439	4,585	4,021	4,381
Accrued chief compliance officer fees (Note 6)	833	833	833	833
Other accrued expenses	89,428	62,581	43,371	14,587
Total liabilities	933,868	110,785	267,745	23,201
Net Assets	$67,305,370	$70,115,928	$2,598,153	$34,364,132

Net Assets Consists of
Paid-in capital	$59,173,903	$137,832,349	$2,411,911	$22,900,387
Distributable earnings (accumulated deficit)	8,131,467	(67,716,421)	186,242	11,463,745
Net Assets	$67,305,370	$70,115,928	$2,598,153	$34,364,132

Net Assets
Retail	$2,877,045	$5,664,515	$2,774	$29,905,015
Institutional	64,429,661	64,451,413	2,595,379	4,459,117
Shares of Beneficial Interest Outstanding
Retail	2,876,988	501,850	253	2,632,800
Institutional	64,428,382	5,693,208	236,253	398,138
Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)
Retail	$9.67	$11.30	$10.98	$11.36
Institutional	$9.70	$11.32	$10.99	$11.20

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	53

Segall Bryant & Hamill Funds	Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	Segall Bryant & Hamill Short Term Plus Fund	Segall Bryant & Hamill Plus Bond Fund	Segall Bryant & Hamill Quality High Yield Fund	Segall Bryant & Hamill Municipal Opportunities Fund	Segall Bryant & Hamill Colorado Tax Free Fund
Assets
Investments, at cost	$16,373,165	$794,933,575	$68,840,273	$176,093,648	$299,548,040
Investments, at value	$16,333,892	$737,527,901	$64,915,945	$172,417,622	$292,764,911
Cash equivalents (Note 2)	95,267	13,793,490	1,618,416	8,801,518	40,515,619
Receivable for Fund shares sold	—	257,185	8,237	52,406	434,617
Due from Adviser	16,552	—	—	—	—
Dividends and interest receivable	172,987	6,253,502	1,032,410	1,543,302	1,705,157
Other assets	20,971	6,533	16,305	23,716	18,482
Total assets	16,639,669	757,838,611	67,591,313	182,838,564	335,438,786

Liabilities
Payable for Fund shares redeemed	10,000	230,732	75,072	352,592	272,425
Payable for investment securities purchased	—	—	—	2,408,493	—
Payable to Adviser (Note 6)	—	66,978	17,658	17,255	97,208
Accrued shareholder servicing fees (Note 6)	1,900	86,000	9,000	17,000	35,414
Payable to third party administrator (Note 6)	3,239	22,317	4,653	7,289	11,248
Accrued chief compliance officer fees (Note 6)	833	833	833	833	833
Other accrued expenses	17,333	14,220	18,464	22,881	29,387
Total liabilities	33,305	421,080	125,680	2,826,343	446,515
Net Assets	$16,606,364	$757,417,531	$67,465,633	$180,012,221	$334,992,271

Net Assets Consists of
Paid-in capital	$17,854,311	$868,582,900	$82,497,529	$216,145,892	$391,883,329
Distributable earnings (accumulated deficit)	(1,247,947)	(111,165,369)	(15,031,896)	(36,133,671)	(56,891,058)
Net Assets	$16,606,364	$757,417,531	$67,465,633	$180,012,221	$334,992,271

Net Assets
Retail	$2,039,318	$290,389,027	$26,038,612	$12,961,084	$107,993,737
Institutional	14,567,046	467,028,504	41,427,021	167,051,137	226,998,534
Shares of Beneficial Interest Outstanding
Retail	203,237	31,299,164	3,049,906	1,354,442	10,332,337
Institutional	1,450,073	50,899,151	4,915,431	17,446,804	21,625,422
Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)
Retail	$10.03	$9.28	$8.54	$9.57	$10.45
Institutional	$10.05	$9.18	$8.43	$9.57	$10.50

See Notes to Financial Statements.
54	| www.sbhfunds.com

Segall Bryant & Hamill Funds	Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	Barrett Growth Fund	Barrett Opportunity Fund
Assets
Investments, at cost	$6,634,178	$3,948,318
Investments, at value	$27,655,615	$29,951,107
Cash equivalents (Note 2)	487,357	—
Dividends and interest receivable	7,546	12,709
Other assets	11,237	33,366
Total assets	28,161,755	29,997,182

Liabilities
Due to custodian (Note 9)	—	43,099
Payable for Fund shares redeemed	—	896
Payable to Adviser (Note 6)	2,710	16,513
Accrued shareholder servicing fees (Note 6)	4,000	8,449
Payable to third party administrator (Note 6)	3,429	3,842
Accrued chief compliance officer fees (Note 6)	833	833
Other accrued expenses	13,459	13,626
Total liabilities	24,431	87,258
Net Assets	$28,137,324	$29,909,924

Net Assets Consists of
Paid-in capital	$3,811,330	$(9,434,685)
Distributable earnings (accumulated deficit)	24,325,994	39,344,609
Net Assets	$28,137,324	$29,909,924

Net Assets	$28,137,324	$29,909,924
Shares of Beneficial Interest Outstanding	956,906	1,232,635
Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)	$29.40	$24.27

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	55

Segall Bryant & Hamill Funds	Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

	Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Growth Fund	Segall Bryant & Hamill Small Cap Core Fund	Segall Bryant & Hamill All Cap Fund
Investment Income
Dividends	$6,727,377	$478,623	$369,164	$642,550
Interest	505,214	190,326	115,337	43,302
Foreign taxes withheld	(14,022)	—	(1,676)	(10,813)
Total income	7,218,569	668,949	482,825	675,039

Expenses
Investment advisory fees (Note 6)	2,340,628	790,019	305,283	393,915
Shareholder servicing fees (Note 6)
Retail Class	8,341	38,890	—	730
Institutional Class	183,454	90,414	17,380	50,484
Administrative fees (Note 6)	96,096	43,780	18,128	25,056
Registration and filing fees	23,216	20,871	20,747	20,534
Custodian fees	8,850	7,359	9,102	7,973
Trustee fees and expenses	31,375	16,261	8,123	10,179
Transfer agent fees (Note 6)	12,247	12,254	10,593	10,871
Independent pricing service fees	1,154	1,062	1,244	846
Audit and tax preparation fees	8,350	7,331	7,331	7,331
Shareholder reporting expenses	13,639	14,502	2,656	6,112
Legal fees	23,479	9,985	3,134	4,529
Insurance expense	20,928	7,522	1,988	4,417
Chief compliance officer fees (Note 6)	5,523	4,730	4,384	4,486
Other	17,646	11,349	7,416	10,109
Total expenses before waivers/reimbursements	2,794,926	1,076,329	417,509	557,572
Expenses waived/reimbursed by investment adviser	(460)	—	(39,583)	(47,478)
Net expenses	2,794,466	1,076,329	377,926	510,094
Net Investment Income (Loss)	4,424,103	(407,380)	104,899	164,945

Realized and Unrealized Gains (Losses)
Net realized gains (losses) on:
Investments	21,147,730	(2,830,864)	1,649,580	12,033,693
Foreign currency	—	—	—	(22)
	21,147,730	(2,830,864)	1,649,580	12,033,671
Change in unrealized net appreciation/depreciation on:
Investments	(19,316,643)	15,054,839	2,196,735	318,708
Translation of assets and liabilities denoted in foreign currencies	0 *	—	—	—
	(19,316,643)	15,054,839	2,196,735	318,708
Net realized and unrealized gains (losses)	1,831,087	12,223,975	3,846,315	12,352,379
Net Increase (Decrease) in Net Assets Resulting From Operations	$6,255,190	$11,816,595	$3,951,214	$12,517,324

*	Amount rounds to less than $1.

See Notes to Financial Statements.
56	| www.sbhfunds.com

Segall Bryant & Hamill Funds	Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

	Segall Bryant & Hamill Emerging Markets Fund	Segall Bryant & Hamill International Small Cap Fund	Segall Bryant & Hamill International Equity Fund	Segall Bryant & Hamill Global All Cap Fund
Investment Income
Dividends	$1,370,745	$2,625,027	$70,233	$255,516
Interest	6,301	7,255	381	16,524
Foreign taxes withheld	(104,738)	(599,040)	(10,757)	(53,359)
Total income	1,272,308	2,033,242	59,857	218,681

Expenses
Investment advisory fees (Note 6)	250,988	418,329	8,639	108,612
Shareholder servicing fees (Note 6)
Retail Class	2,747	—	4	15,427
Institutional Class	12,695	21,594	780	1,608
Administrative fees (Note 6)	15,029	20,662	6,907	11,584
Registration and filing fees	19,896	20,459	18,909	19,116
Custodian fees	85,167	49,517	64,119	8,007
Trustee fees and expenses	7,171	8,399	5,594	5,986
Transfer agent fees (Note 6)	11,040	10,641	10,299	15,340
Independent pricing service fees	32,110	25,365	25,884	2,250
Audit and tax preparation fees	17,682	17,836	11,374	7,331
Shareholder reporting expenses	3,453	3,132	11,149	7,897
Legal fees	6,443	5,136	1,232	2,188
Insurance expense	1,633	3,549	—	1,006
Chief compliance officer fees (Note 6)	4,334	4,464	4,400	4,295
Borrowing costs	8,800	28,156	23	—
Reclaim fees	—	11,236	—	—
Offering costs (Note 2)	—	—	8,820	—
Other	42,158	22,930	13,658	8,186
Total expenses before waivers/reimbursements	521,346	671,405	191,791	218,833
Expenses waived/reimbursed by investment adviser	(175,134)	(172,264)	(179,924)	(73,174)
Net expenses	346,212	499,141	11,867	145,659
Net Investment Income (Loss)	926,096	1,534,101	47,990	73,022

Realized and Unrealized Gains (Losses)
Net realized gains (losses) on:
Investments	1,816,820	9,406,119	60,525	493,063
Foreign currency	(112,354)	(54,431)	(243)	(229)
	1,704,466	9,351,688	60,282	492,834
Change in unrealized net appreciation/depreciation on:
Investments	$5,371,425	(5,111,089)	(7,095)	2,667,650
Translation of assets and liabilities denoted in foreign currencies	(16,505)	(26,777)	(775)	(5,870)
	5,354,920	(5,137,866)	(7,870)	2,661,780
Net realized and unrealized gains (losses)	7,059,386	4,213,822	52,412	3,154,614
Net Increase (Decrease) in Net Assets Resulting From Operations	$7,985,482	$5,747,923	$100,402	$3,227,636

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	57

Segall Bryant & Hamill Funds	Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

	Segall Bryant & Hamill Short Term Plus Fund	Segall Bryant & Hamill Plus Bond Fund	Segall Bryant & Hamill Quality High Yield Fund
Investment Income
Interest	$374,081	$16,794,175	$1,737,681

Expenses
Investment advisory fees (Note 6)	21,770	1,289,390	152,570
Shareholder servicing fees (Note 6)
Retail Class	1,412	313,590	26,804
Institutional Class	2,363	188,121	13,437
Administrative fees (Note 6)	9,206	119,318	16,849
Registration and filing fees	19,481	30,339	20,487
Custodian fees	5,841	7,233	5,692
Trustee fees and expenses	5,168	41,192	7,672
Transfer agent fees (Note 6)	10,437	13,637	11,379
Independent pricing service fees	7,911	18,647	8,393
Audit and tax preparation fees	9,369	10,388	9,369
Shareholder reporting expenses	2,452	27,782	6,755
Legal fees	842	26,538	2,939
Insurance expense	1,568	23,558	2,211
Chief compliance officer fees (Note 6)	4,266	5,731	4,373
Borrowing costs	90	—	19
Other	5,886	20,121	7,705
Total expenses before waivers/reimbursements	108,062	2,135,585	296,654
Expenses waived/reimbursed by investment adviser	(72,007)	(444,190)	(39,238)
Net expenses	36,055	1,691,395	257,416
Net Investment Income (Loss)	338,026	15,102,780	1,480,265

Realized and Unrealized Gains (Losses)
Net realized gains (losses) on:
Investments	(37,545)	(3,463,328)	(976,174)

Change in unrealized net appreciation/depreciation on:
Investments	70,149	(10,120,099)	875,659

Net realized and unrealized gains (losses)	32,604	(13,583,427)	(100,515)
Net Increase (Decrease) in Net Assets Resulting From Operations	$370,630	$1,519,353	$1,379,750

See Notes to Financial Statements.
58	| www.sbhfunds.com

Segall Bryant & Hamill Funds	Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

	Segall Bryant & Hamill Municipal Opportunities Fund	Segall Bryant & Hamill Colorado Tax Free Fund
Investment Income
Interest	$3,564,505	$6,181,328

Expenses
Investment advisory fees (Note 6)	309,200	601,568
Shareholder servicing fees (Note 6)
Retail Class	8,672	106,172
Institutional Class	83,259	104,428
Administration fees (Note 6)	33,465	59,015
Registration and filing fees	23,189	15,318
Custodian fees	6,592	7,224
Trustees’ fees and expenses (Note 6)	13,039	21,133
Transfer agent fees (Note 6)	10,575	11,209
Independent pricing servicing fees	16,303	20,750
Audit and tax preparation fees	8,350	8,350
Shareholder reporting expenses	5,007	5,253
Legal fees	6,887	12,154
Insurance expense	6,303	13,143
Chief compliance officer fees (Note 6)	4,584	4,945
Borrowing costs	1,962	—
Other	7,740	9,453
Total expenses before waivers/reimbursements	545,127	1,000,115
Expenses waived/reimbursed by investment adviser	(93,012)	(56,939)
Net expenses	452,115	943,176
Net Investment Income (Loss)	3,112,390	5,238,152

Realized and Unrealized Gains (Losses)
Net realized gains (losses) on:
Investments	(131,141)	(2,275,026)

Change in unrealized net appreciation/depreciation on:
Investments	(1,387,490)	450,249

Net realized and unrealized gains (losses)	(1,518,631)	(1,824,777)
Net Increase (Decrease) in Net Assets Resulting From Operations	$1,593,759	$3,413,375

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	59

Segall Bryant & Hamill Funds	Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

	Barrett Growth Fund	Barrett Opportunity Fund
Investment Income
Dividends	$117,488	$319,907
Interest	7,656	5,544
Total income	125,144	325,451

Expenses
Investment advisory fees (Note 6)	87,271	105,990
Shareholder servicing fees (Note 6)	17,618	—
Administration fees (Note 6)	10,036	12,070
Registration and filing fees	17,137	20,801
Custodian fees	7,186	6,024
Trustees’ fees and expenses (Note 6)	5,653	5,771
Transfer agent fees (Note 6)	10,723	12,448
Independent pricing servicing fees	295	188
Audit and tax preparation fees	6,395	4,795
Shareholder reporting expenses	8,896	12,766
Legal fees	484	1,088
Insurance expense	1,644	10,382
Chief compliance officer fees (Note 6)	5,024	4,595
Borrowing costs	397	9,904
Reflow expenses (Note 2)	910	3,473
Other	5,337	6,548
Total expenses before waivers/reimbursements	185,006	216,843
Expenses waived/reimbursed by investment adviser	(52,086)	(55,413)
Net expenses	132,920	161,430
Net Investment Income (Loss)	(7,776)	164,021

Realized and Unrealized Gains (Losses)
Net realized gains (losses) on:
Investments	2,459,998	8,487,730
In-Kind redemptions (Note 2)	595,105	422,504
	3,055,103	8,910,234
Change in unrealized net appreciation/depreciation on:
Investments	1,875,769	(4,965,556)

Net realized and unrealized gains (losses)	4,930,872	3,944,678
Net Increase (Decrease) in Net Assets Resulting From Operations	$4,923,096	$4,108,699

See Notes to Financial Statements.
60	| www.sbhfunds.com

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill Small Cap Value Fund		Segall Bryant & Hamill Small Cap Growth Fund		Segall Bryant & Hamill Small Cap Core Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations
Net investment income (loss)	$4,424,103	$8,943,650	$(407,380)	$(556,349)	$104,899	$281,876
Net realized gains (loss)	21,147,730	6,426,029	(2,830,864)	(9,427,358)	1,649,580	925,318
Change in unrealized net appreciation/depreciation	(19,316,643)	54,085,773	15,054,839	45,186,166	2,196,735	7,299,845
Net increase (decrease) in net assets resulting from operations	6,255,190	69,455,452	11,816,595	35,202,459	3,951,214	8,507,039

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	—	(105,185)	—	—	—	(17,590)
Institutional	—	(8,620,935)	—	—	—	(2,636,238)
Net increase (decrease) in net assets from distributions to shareholders	—	(8,726,120)	—	—	—	(2,653,828)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	1,245,721	1,550,499	2,484,598	4,637,847	144,615	226,663
Institutional	36,136,375	115,514,332	24,079,521	73,551,008	2,646,262	16,969,993
Shares issued in reinvestment of distributions
Retail	—	100,906	—	—		16,310
Institutional	—	6,251,052	—	—		1,311,451
Cost of shares redeemed
Retail	(844,194)	(2,162,913)	(19,277,405)	(18,000,139)	(78,452)	(492,445)
Institutional	(172,561,920)	(127,885,713)	(7,190,797)	(39,299,259)	(1,307,450)	(2,039,402)
Net increase (decrease) resulting from beneficial interest transactions	(136,024,018)	(6,631,837)	95,917	20,889,457	1,404,975	15,992,570
Total net increase (decrease) in net assets	(129,768,828)	54,097,495	11,912,512	56,091,916	5,356,189	21,845,781

Net Assets
Beginning of period	643,166,378	589,068,883	240,314,862	184,222,946	74,307,121	52,461,340
End of period	$513,397,550	$643,166,378	$252,227,374	$240,314,862	$79,663,310	$74,307,121

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	61

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill All Cap Fund		Segall Bryant & Hamill Emerging Markets Fund		Segall Bryant & Hamill International Small Cap Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations
Net investment income (loss)	$164,945	$680,957	$926,096	$1,666,290	$1,534,101	$3,900,647
Net realized gains (loss)	12,033,671	7,321,804	1,704,466	479,408	9,351,688	(426,891)
Change in unrealized net appreciation/depreciation	318,708	9,133,871	5,354,920	6,575,475	(5,137,866)	13,374,730
Net increase (decrease) in net assets resulting from operations	12,517,324	17,136,632	7,985,482	8,721,173	5,747,923	16,848,486

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	—	(66,846)	—	(114,224)	(20,602)	(661,893)
Institutional	—	(5,820,135)	—	(2,678,206)	(266,559)	(4,749,219)
Net increase (decrease) in net assets from distributions to shareholders	—	(5,886,981)	—	(2,792,430)	(287,161)	(5,411,112)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	20,529	784,349	453,306	227,925	66,284	4,894,832
Institutional	1,820,182	7,600,351	9,184,620	5,724,090	1,575,102	6,350,437
Shares issued in reinvestment of distributions
Retail	—	63,816	—	114,083	20,028	504,084
Institutional	—	5,734,930	—	1,622,465	259,214	4,612,222
Cost of shares redeemed
Retail	(364,572)	(280,346)	(154,211)	(352,750)	(8,889,933)	(2,704,745)
Institutional	(21,704,445)	(30,584,972)	(1,653,652)	(2,372,524)	(43,040,965)	(6,659,663)
Net increase (decrease) resulting from beneficial interest transactions	(20,228,306)	(16,681,872)	7,830,063	4,963,289	(50,010,270)	6,997,167
Total net increase (decrease) in net assets	(7,710,982)	(5,432,221)	15,815,545	10,892,032	(44,549,508)	18,434,541

Net Assets
Beginning of period	125,395,969	130,828,190	51,489,825	40,597,793	114,665,436	96,230,895
End of period	$117,684,987	$125,395,969	$67,305,370	$51,489,825	$70,115,928	$114,665,436

See Notes to Financial Statements.
62	| www.sbhfunds.com

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill International Equity Fund		Segall Bryant & Hamill Global All Cap Fund		Segall Bryant & Hamill Short Term Plus Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations
Net investment income (loss)	$47,990	$1,512	$73,022	$205,345	$338,026	$502,583
Net realized gains (loss)	60,282	1,366	492,834	1,040,231	(37,545)	(445,104)
Change in unrealized net appreciation/depreciation	(7,870)	37,354	2,661,780	4,527,387	70,149	974,075
Net increase (decrease) in net assets resulting from operations	100,402	40,232	3,227,636	5,772,963	370,630	1,031,554

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	—	—	—	(957,204)	(48,735)	(91,824)
Institutional	—	—	—	(119,139)	(285,243)	(413,969)
Net increase (decrease) in net assets from distributions to shareholders	—	—	—	(1,076,343)	(333,978)	(505,793)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	—	2,527	462,524	243,094	53,584	1,047,272
Institutional	672,476	1,178,415	908,946	1,289,564	1,113,233	3,587,320
Shares issued in connection with Fund Reorganization (Note 1)
Institutional	—	624,232	—	—	—	—
Shares issued in reinvestment of distributions
Retail	—	—	—	910,769	45,666	89,823
Institutional	—	—	—	119,110	263,650	384,512
Cost of shares redeemed
Retail	—	—	(1,677,446)	(2,629,456)	(1,396,670)	(1,728,665)
Institutional	(20,131)	—	(220,670)	(79,930)	(1,591,850)	(14,429,649)
Net increase (decrease) resulting from beneficial interest transactions	652,345	1,805,174	(526,646)	(146,849)	(1,512,387)	(11,049,387)
Total net increase (decrease) in net assets	752,747	1,845,406	2,700,990	4,549,771	(1,475,735)	(10,523,626)

Net Assets
Beginning of period	$1,845,406	—	31,663,142	27,113,371	18,082,099	28,605,725
End of period	$2,598,153	$1,845,406	$34,364,132	$31,663,142	$16,606,364	$18,082,099

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	63

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill Plus Bond Fund		Segall Bryant & Hamill Quality High Yield Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations
Net investment income (loss)	$15,102,780	$26,389,594	$1,480,265	$2,963,144
Net realized gains (loss)	(3,463,328)	(20,458,651)	(976,174)	(132,619)
Change in unrealized net appreciation/depreciation	(10,120,099)	45,073,733	875,659	4,899,954
Net increase (decrease) in net assets resulting from operations	1,519,353	51,004,676	1,379,750	7,730,479

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	(5,937,163)	(11,214,205)	(586,529)	(1,219,273)
Institutional	(9,611,785)	(15,938,608)	(941,990)	(1,840,079)
Net increase (decrease) in net assets from distributions to shareholders	(15,548,948)	(27,152,813)	(1,528,519)	(3,059,352)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	31,724,714	37,017,204	497,056	3,381,405
Institutional	71,788,821	120,657,613	4,394,926	12,518,713
Shares issued in reinvestment of distributions
Retail	5,872,529	11,087,857	563,921	1,170,000
Institutional	9,561,177	15,352,486	901,051	1,792,916
Cost of shares redeemed
Retail	(34,097,530)	(76,584,509)	(2,475,978)	(6,770,357)
Institutional	(39,286,171)	(86,141,755)	(6,128,004)	(12,680,304)
Net increase (decrease) resulting from beneficial interest transactions	45,563,540	21,388,896	(2,247,028)	(587,627)
Total net increase (decrease) in net assets	31,533,945	45,240,759	(2,395,797)	4,083,500

Net Assets
Beginning of period	725,883,586	680,642,827	69,861,430	65,777,930
End of period	$757,417,531	$725,883,586	$67,465,633	$69,861,430

See Notes to Financial Statements.
64	| www.sbhfunds.com

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill Municipal Opportunities Fund		Segall Bryant & Hamill Colorado Tax Free Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations
Net investment income (loss)	$3,112,390	$6,626,186	$5,238,152	$10,983,080
Net realized gains (loss)	(131,141)	(2,922,479)	(2,275,026)	(5,040,838)
Change in unrealized net appreciation/depreciation	(1,387,490)	6,039,816	450,249	11,904,163
Net increase (decrease) in net assets resulting from operations	1,593,759	9,743,523	3,413,375	17,846,405

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	(231,774)	(870,933)	(1,865,852)	(4,212,104)
Institutional	(3,031,839)	(6,224,370)	(4,038,864)	(8,629,687)
Net increase (decrease) in net assets from distributions to shareholders	(3,263,613)	(7,095,303)	(5,904,716)	(12,841,791)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	2,048,800	2,793,131	5,278,226	13,748,170
Institutional	29,901,314	70,347,983	29,794,198	85,503,493
Shares issued in reinvestment of distributions
Retail	187,386	748,408	1,820,383	4,081,772
Institutional	3,001,790	6,077,362	3,800,789	7,864,990
Cost of shares redeemed
Retail	(3,033,461)	(24,702,982)	(14,464,856)	(46,980,963)
Institutional	(23,571,338)	(96,569,591)	(43,330,417)	(110,175,239)
Net increase (decrease) resulting from beneficial interest transactions	8,534,491	(41,305,689)	(17,101,677)	(45,957,777)
Total net increase (decrease) in net assets	6,864,637	(38,657,469)	(19,593,018)	(40,953,163)

Net Assets
Beginning of period	173,147,584	211,805,053	354,585,289	395,538,452
End of period	$180,012,221	$173,147,584	$334,992,271	$354,585,289

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	65

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Barrett Growth Fund			Barrett Opportunity Fund
	Six Months Ended June 30, 2024 (Unaudited)	Seven Months Ended December 31, 2023	Year Ended May 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Four Months Ended December 31, 2023	Year Ended August 31, 2023
Operations
Net investment income (loss)	$(7,776)	$9,105	$(34,228)	$164,021	$81,017	$351,158
Net realized gains (losses) on:
Investments	2,459,998	257,254	770,184	8,487,730	4,203,869	9,585,953
Written Options	—	—	—	—	—	218,766
Net realized gains from in-kind redemptions (Note 2)	595,105	—	—	422,504	1,863,811	2,796,952
Change in unrealized net appreciation/depreciation on:
Investments	1,875,769	3,801,204	354,525	(4,965,556)	(3,298,170)	(8,331,531)
Written Options	—	—	—	—	—	(132,453)
Net increase (decrease) in net assets resulting from operations	4,923,096	4,067,563	1,090,481	4,108,699	2,850,527	4,488,845

Distributions to Shareholders (Note 5)
From distributable earnings	—	(768,082)	(4,071,920)	—	(10,014,553)	(5,630,063)

Beneficial Interest Transactions (Note 4)
Shares sold	765,922	34,587	97,566	529,074	1,988,586	22,566
Shares issued in reinvestment of distributions	—	752,530	4,071,920	—	5,989,661	2,966,597
Cost of shares redeemed	(3,304,886)	(2,528,597)	(2,357,085)	(11,195,836)	(8,272,357)	(16,299,927)
Net increase (decrease) resulting from beneficial interest transactions	(2,538,964)	(1,741,480)	1,812,401	(10,666,762)	(294,110)	(13,310,764)
Total net increase (decrease) in net assets	2,384,132	1,558,001	(1,169,038)	(6,558,063)	(7,458,136)	(14,451,982)

Net Assets
Beginning of period	25,753,192	24,195,191	25,364,229	36,467,987	43,926,123	53,378,105
End of period	$28,137,324	$25,753,192	$24,195,191	$29,909,924	$36,467,987	$43,926,123

See Notes to Financial Statements.
66	| www.sbhfunds.com

Segall Bryant & Hamill Small Cap Value Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Period Ended December 31, 2019(a)
Net asset value, beginning of period	$13.81		$12.50	$14.83	$13.34	$12.71	$12.34
Income (loss) from investment operations:
Net investment income(b)	0.09		0.18	0.04	0.02	0.23	0.01
Net realized and unrealized gains (losses) on investments	0.02		1.30	(2.23)	2.15	0.53	0.36
Total from investment operations	0.11		1.48	(2.19)	2.17	0.76	0.37

Less dividends and distributions:
Distributions from net investment income	—		(0.17)	(0.01)	(0.01)	(0.04)	—
Distributions from net realized gains	—		—	(0.13)	(0.67)	(0.09)	—
Total distributions	—		(0.17)	(0.14)	(0.68)	(0.13)	—
Net asset value, end of period	$13.92		$13.81	$12.50	$14.83	$13.34	$12.71

Total Return	0.80	%(c)	11.84%	(14.76)%	16.47%	6.14%	3.00	%(c)

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$9,124		$8,649	$8,292	$9,414	$6,701	$10

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.10	%(d)	1.09%	1.06%	1.04%	1.08%	1.06	%(d)
Without fee waivers/reimbursements	1.10	%(d)	1.09%	1.06%	1.04%	1.08%	1.06	%(d)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	1.31	%(d)	1.35%	0.34%	0.13%	1.93%	1.37	%(d)
Without fee waivers/reimbursements	1.31	%(d)	1.35%	0.34%	0.13%	1.93%	1.37	%(d)
Portfolio turnover rate	15	%(c)	35%	26%	32%	44%	28	%(c)(e)

(a)	The Fund added a retail share class on December 9, 2019. Ratios for start up periods may not be representative of long term operating results.
(b)	Calculated using the average shares method.
(c)	Total return and portfolio turnover are not annualized for periods less than one full year.
(d)	Annualized.
(e)	Portfolio turnover rate is calculated at the fund level and represents the six months ended December 31, 2019.

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	67

Segall Bryant & Hamill Small Cap Value Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Six Months Ended December 31, 2019(a)		Year Ended June 30, 2019
Net asset value, beginning of period	$13.83		$12.52	$14.85	$13.35	$12.71	$12.59		$13.18
Income (loss) from investment operations:
Net investment income(b)	0.10		0.19	0.06	0.03	0.10	0.09		0.10
Net realized and unrealized gains (losses) on investments	0.02		1.31	(2.23)	2.16	0.67	0.80		0.42
Total from investment operations	0.12		1.50	(2.17)	2.19	0.77	0.89		0.52

Less dividends and distributions:
Dividends from net investment income	—		(0.19)	(0.03)	(0.02)	(0.04)	(0.11)		(0.08)
Distributions from net realized gains	—		—	(0.13)	(0.67)	(0.09)	(0.66)		(1.03)
Total distributions	—		(0.19)	(0.16)	(0.69)	(0.13)	(0.77)		(1.11)

Paid-in capital from redemption fees	—		—	—	—	—	0.00	(c)	0.00 (c)
Net asset value, end of period	13.95		13.83	$12.52	$14.85	$13.35	$12.71		$12.59

Total Return	0.87	%(d)	11.95%	(14.65)%	16.62%	6.22%	7.30	%(d)	5.33%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$504,274		$634,518	$580,777	$601,405	$415,747	$169,891		$141,192

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.95	%(e)	0.96%	0.96%	0.97%	0.99%	0.99	%(e)	0.99%
Without fee waivers/reimbursements	0.95	%(e)	0.96%	0.96%	0.97%	1.01%	1.14	%(e)	1.14%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	1.52	%(e)	1.46%	0.46%	0.22%	0.89%	1.38	%(e)	0.81%
Without fee waivers/reimbursements	1.52	%(e)	1.46%	0.46%	0.22%	0.87%	1.23	%(e)	0.66%
Portfolio turnover rate	15	%(d)	35%	26%	32%	44%	28	%(d)	68%

(a)	Fund changed fiscal year to December 31.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Total return and portfolio turnover are not annualized for periods less than one full year.
(e)	Annualized.

See Notes to Financial Statements.
68	| www.sbhfunds.com

Segall Bryant & Hamill Small Cap Growth Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of period	$18.27		$15.47	$22.95	$20.56	$13.04	$10.15
Income (loss) from investment operations:
Net investment loss(a)	(0.04)		(0.07)	(0.11)	(0.17)	(0.08)	(0.06)
Net realized and unrealized gains (losses) on investments	0.92		2.87	(7.37)	2.56	7.60	2.95
Total from investment operations	0.88		2.80	(7.48)	2.39	7.52	2.89

Less dividends and distributions:
Distributions from net realized gains	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	19.15		18.27	$15.47	$22.95	$20.56	$13.04

Total Return	4.82	%(b)	18.10%	(32.59)%	11.62%	57.67%	28.47%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$32,045		$35,209	$42,199	$53,652	$11,786	$2,836

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.03	%(c)	1.04%	1.05%	1.03%	1.04%	1.12%
Without fee waivers/reimbursements	1.03	%(c)	1.04%	1.05%	1.03%	1.04%	1.12%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	(0.48	)%(c)	(0.41)%	(0.66)%	(0.74)%	(0.54)%	(0.51)%
Without fee waivers/reimbursements	(0.48	)%(c)	(0.41)%	(0.66)%	(0.74)%	(0.54)%	(0.51)%
Portfolio turnover rate	24	%(b)	36%	59%	35%	54%	28%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	69

Segall Bryant & Hamill Small Cap Growth Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of period	$18.79		$15.88	$23.52	$21.04	$13.33	$10.36
Income (loss) from investment operations:
Net investment loss(a)	(0.03)		(0.04)	(0.09)	(0.13)	(0.08)	(0.05)
Net realized and unrealized gains (losses) on investments	0.94		2.95	(7.55)	2.61	7.79	3.02
Total from investment operations	0.91		2.91	(7.64)	2.48	7.71	2.97

Less dividends and distributions:
Distributions from net realized gains	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	19.70		18.79	$15.88	$23.52	$21.04	$13.33

Total Return	4.84	%(b)	18.32%	(32.48)%	11.79%	57.84%	28.67%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$220,182		$205,106	$142,024	$188,703	$110,018	$72,341

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.86	%(c)	0.87%	0.88%	0.87%	0.97%	0.98%
Without fee waivers/reimbursements	0.86	%(c)	0.87%	0.88%	0.87%	0.97%	0.98%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	(0.31	)%(c)	(0.23)%	(0.49)%	(0.59)%	(0.50)%	(0.38)%
Without fee waivers/reimbursements	(0.31	)%(c)	(0.23)%	(0.49)%	(0.59)%	(0.50)%	(0.38)%
Portfolio turnover rate	24	%(b)	36%	59%	35%	54%	28%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.
70	| www.sbhfunds.com

Segall Bryant & Hamill Small Cap Core Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of period	$11.79		$10.76	$12.65	$12.26	$10.00
Income (loss) from investment operations:
Net investment loss(a)	0.01		0.04	(0.02)	(0.07)	(0.03)
Net realized and unrealized gains (losses) on investments	0.61		1.41	(1.65)	2.82	2.29
Total from investment operations	0.62		1.45	(1.67)	2.75	2.26

Less dividends and distributions:
Dividends from net investment income	—		(0.03)	—	—	—
Distributions from net realized gains	—		(0.39)	(0.22)	(2.36)	—
Total distributions	—		(0.42)	(0.22)	(2.36)	—
Net asset value, end of period	$12.41		$11.79	$10.76	$12.65	$12.26

Total Return	5.26	%(b)	13.67%	(13.26)%	23.26%	22.60%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$616		$520	$728	$1,663	$4,165

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.14	%(c)	1.14%	1.14%	1.14%	1.14%
Without fee waivers/reimbursements	1.70	%(c)	1.32%	1.36%	1.35%	1.26%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.12	%(c)	0.36%	(0.19)%	(0.25)%	(0.26)%
Without fee waivers/reimbursements	(1.22	)%(c)	0.18%	(0.40)%	(0.46)%	(0.38)%
Portfolio turnover rate	18	%(b)	41%	44%	36%	74%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	71

Segall Bryant & Hamill Small Cap Core Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of period	$11.86		$10.81	$12.70	$12.28	$10.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.02		0.05	0.01	(0.02)	(0.00	)(b)
Net realized and unrealized gains (losses) on investments	0.61		1.44	(1.67)	2.80	2.28
Total from investment operations	0.63		1.49	(1.66)	2.78	2.28

Less dividends and distributions:
Dividends from net investment income	—		(0.05)	(0.01)	—	—
Distributions from net realized gains	—		(0.39)	(0.22)	(2.36)	—
Total distributions	—		(0.44)	(0.23)	(2.36)	—
Net asset value, end of period	$12.49		$11.86	$10.81	$12.70	$12.28

Total Return	5.31	%(c)	13.94%	(13.12)%	23.48%	22.80%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$79,047		$73,787	$51,733	$50,460	$44,675

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.99	%(d)	0.99%	0.99%	0.99%	0.99%
Without fee waivers/reimbursements	1.10	%(d)	1.16%	1.13%	1.10%	1.27%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.28	%(d)	0.49%	0.12%	(0.13)%	(0.05)%
Without fee waivers/reimbursements	0.18	%(d)	0.32%	(0.02)%	(0.24)%	(0.33)%
Portfolio turnover rate	18	%(c)	41%	44%	36%	74%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)	Total return and portfolio turnover are not annualized for periods less than one full year.
(d)	Annualized.

See Notes to Financial Statements.
72	| www.sbhfunds.com

Segall Bryant & Hamill All Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020		Period Ended December 31, 2019(a)
Net asset value, beginning of period	$19.87		$18.22	$24.51	$21.15	$17.00		$16.49
Income (loss) from investment operations:
Net investment income (loss)(b)	0.01		0.09	0.07	(0.01)	0.04		(0.00	)(c)
Net realized and unrealized gains (losses) on investments	2.11		2.50	(4.77)	6.16	4.39		0.51
Total from investment operations	2.12		2.59	(4.70)	6.15	4.43		0.51

Less dividends and distributions:
Dividends from net investment income	—		(0.10)	(0.07)	—	(0.03)		—
Distributions from net realized gains	—		(0.84)	(1.52)	(2.79)	(0.25)		—
Total distributions	—		(0.94)	(1.59)	(2.79)	(0.28)		—
Net asset value, end of period	$21.99		$19.87	$18.22	$24.51	$21.15		$17.00

Total Return	10.67	%(d)	14.38%	(19.23)%	29.57%	26.08%		3.09	%(d)

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$1,235		$1,442	$796	$974	$583		$10

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.99	%(e)	0.92%	0.86%	0.83%	0.79	%(f)	0.98	%(e)
Without fee waivers/reimbursements	1.16	%(e)	0.92%	0.86%	0.83%	0.79	%(f)	1.00	%(e)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.14	%(e)	0.46%	0.35%	(0.06)%	0.19%		(0.15	)%(e)
Without fee waivers/reimbursements	(0.03	)%(e)	0.46%	0.35%	(0.06)%	0.19%		(0.17	)%(e)
Portfolio turnover rate	14	%(d)	21%	32%	30%	38%		16	%(d)(g)

(a)	The Fund added a retail share class on December 9, 2019. Ratios for start up periods may not be representative of long term operating results.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Total return and portfolio turnover are not annualized for periods less than one full year.
(e)	Annualized.
(f)	During the period there were no shareholder servicing fees expensed for the Retail Class. This may not be representative of long term results.
(g)	Portfolio turnover rate is calculated at the fund level and represents the six months ended December 31, 2019.

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	73

Segall Bryant & Hamill All Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Six Months Ended December 31, 2019(a)		Year Ended June 30, 2019
Net asset value, beginning of period	$19.89		$18.23	$24.52	$21.16	$17.00	$15.80		$14.76
Income (loss) from investment operations:
Net investment income (loss)(b)	0.03		0.10	0.07	(0.02)	0.03	0.01		0.01
Net realized and unrealized gains (losses) on investments	2.10		2.51	(4.77)	6.17	4.41	1.25		1.57
Total from investment operations	2.13		2.61	(4.70)	6.15	4.44	1.26		1.58

Less dividends and distributions:
Dividends from net investment income	—		(0.11)	(0.07)	—	(0.03)	(0.01)		—
Distributions from net realized gains	—		(0.84)	(1.52)	(2.79)	(0.25)	(0.05)		(0.54)
Total distributions	—		(0.95)	(1.59)	(2.79)	(0.28)	(0.06)		(0.54)

Paid-in capital from redemption fees	—		—	—	—	—	0.00	(c)	0.00 (c)
Net asset value, end of period	$22.02		$19.89	$18.23	$24.52	$21.16	$17.00		$15.80

Total Return	10.71	%(d)	14.48%	(19.21)%	29.55%	26.18%	7.95	%(d)	11.47%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$116,450		$123,954	$130,033	$186,459	$169,833	$120,730		$104,418

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.84	%(e)	0.84%	0.84%	0.84%	0.84%	0.96	%(e)(f)	0.98%
Without fee waivers/reimbursements	0.92	%(e)	0.91%	0.89%	0.87%	0.92%	1.12	%(e)	1.14%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.27	%(e)	0.53%	0.35%	(0.07)%	0.16%	0.07	%(e)	0.07%
Without fee waivers/reimbursements	0.20	%(e)	0.45%	0.31%	(0.10)%	0.08%	(0.09	)%(e)	(0.09)%
Portfolio turnover rate	14	%(d)	21%	32%	30%	38%	16	%(d)	38%

(a)	Fund changed fiscal year to December 31.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Total return and portfolio turnover are not annualized for periods less than one full year.
(e)	Annualized.
(f)	Contractual expense limitation changed from 0.98% to 0.84% effective December 9, 2019.

See Notes to Financial Statements.
74	| www.sbhfunds.com

Segall Bryant & Hamill Emerging Markets Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail*	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Two Months Ended December 31, 2019(a)		Year Ended October 31, 2019
Net asset value, beginning of period	$8.38		$7.35	$9.12	$9.13	$8.67	$8.27		$7.70
Income (loss) from investment operations:
Net investment income(b)	0.12		0.25	0.30	0.26	0.14	0.01		0.17
Net realized and unrealized gains (losses) on investments	1.17		1.24	(1.77)	0.21	0.47	0.60		0.62
Total from investment operations	1.29		1.49	(1.47)	0.47	0.61	0.61		0.79

Less dividends and distributions:
Dividends from net investment income	—		(0.46)	(0.30)	(0.30)	(0.15)	(0.20)		(0.18)
Distributions from net realized gains	—		—	—	(0.18)	—	—		(0.04)
Return of capital	—		—	—	—	—	(0.01)		—
Total distributions	—		(0.46)	(0.30)	(0.48)	(0.15)	(0.21)		(0.22)
Net asset value, end of period	$9.67		$8.38	$7.35	$9.12	$9.13	$8.67		$8.27

Total Return	15.39	%(c)	20.35%	(16.17)%	5.22%	7.05%	7.52	%(c)	10.64%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$2,877		$2,200	$1,952	$3,224	$2,954	$2,678		$2,397

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.38	%(d)	1.38%	1.38%	1.38%	1.38%	1.46	%(d)(e)	1.48%
Without fee waivers/reimbursements	2.15	%(d)	2.10%	2.05%	1.86%	2.36%	3.40	%(d)	2.91%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.11	%(d)	3.23%	3.67%	2.65%	1.80%	1.01	%(d)	2.15%
Without fee waivers/reimbursements	2.34	%(d)	2.51%	3.00%	2.17%	0.82%	(0.93	)%(d)	0.72%
Portfolio turnover rate	38	%(c)	85%	88%	91%	91%	23	%(c)	107%

*	Formerly Class A.
(a)	Fund changed fiscal year to December 31.
(b)	Calculated using the average shares method.
(c)	Total return and portfolio turnover are not annualized for periods less than one full year.
(d)	Annualized.
(e)	Contractual expense limitation changed from 1.48% to 1.38% effective December 9, 2019.

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	75

Segall Bryant & Hamill Emerging Markets Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional*	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Two Months Ended December 31, 2019(a)		Year Ended October 31, 2019
Net asset value, beginning of period	$8.41		$7.37	$9.15	$9.15	$8.69	$8.31		$7.74
Income (loss) from investment operations:
Net investment income(b)	0.13		0.27	0.32	0.28	0.15	0.02		0.20
Net realized and unrealized gains (losses) on investments	1.16		1.24	(1.79)	0.21	0.47	0.59		0.62
Total from investment operations	1.29		1.51	(1.47)	0.49	0.62	0.61		0.82

Less dividends and distributions:
Dividends from net investment income	—		(0.47)	(0.31)	(0.31)	(0.16)	(0.22)		(0.21)
Distributions from net realized gains	—		—	—	(0.18)	—	—		(0.04)
Return of capital	—		—	—	—	—	(0.01)		—
Total distributions	—		(0.47)	(0.31)	(0.49)	(0.16)	(0.23)		(0.25)
Net asset value, end of period	$9.70		$8.41	$7.37	$9.15	$9.15	$8.69		$8.31

Total Return	15.34	%(c)	20.60%	(16.08)%	5.49%	7.18%	7.51	%(c)	10.97%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$64,428		$49,290	$38,646	$54,660	$45,058	$32,721		$30,836

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.23	%(d)	1.23%	1.23%	1.23%	1.23%	1.23	%(d)	1.23%
Without fee waivers/reimbursements	1.85	%(d)	1.95%	1.90%	1.69%	2.19%	3.14	%(d)	2.66%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.33	%(d)	3.45%	3.98%	2.83%	1.93%	1.18	%(d)	2.40%
Without fee waivers/reimbursements	2.71	%(d)	2.73%	3.31%	2.37%	0.97%	(0.73	)%(d)	0.97%
Portfolio turnover rate	38	%(c)	85%	88%	91%	91%	23	%(c)	107%

*	Formerly Class I.
(a)	Fund changed fiscal year to December 31.
(b)	Calculated using the average shares method.
(c)	Total return and portfolio turnover are not annualized for periods less than one full year.
(d)	Annualized.

See Notes to Financial Statements.
76	| www.sbhfunds.com

Segall Bryant & Hamill International Small Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail*	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Two Months Ended December 31, 2019(a)		Year Ended October 31, 2019
Net asset value, beginning of period	$10.69		$9.58		$11.59	$10.83	$11.64	$11.39		$11.73
Income (loss) from investment operations:
Net investment income(b)	0.18		0.36		0.44	0.29	0.16	0.02		0.28
Net realized and unrealized gains (losses) on investments	0.47		1.25		(2.00)	1.09	(0.80)	0.73		(0.38)
Total from investment operations	0.65		1.61		(1.56)	1.38	(0.64)	0.75		(0.10)

Less dividends and distributions:
Dividends from net investment income	(0.04)		(0.50)		(0.45)	(0.62)	(0.17)	(0.49)		(0.25)
Distributions from net realized gains	—		—		—	—	—	—		—
Return of capital	—		—		—	—	—	(0.01)		—
Total distributions	(0.04)		(0.50)		(0.45)	(0.62)	(0.17)	(0.50)		(0.25)

Paid-in capital from redemption fees	—		—		—	—	—	—		0.00 (c)

Net increase from payment by affiliates	—		—		—	—	—	—		0.01 (d)
Net asset value, end of period	$11.30		$10.69		$9.58	$11.59	$10.83	$11.64		$11.39

Total Return	6.09	%(e)	17.09%		(13.31)%	12.97%	(5.51)%	6.73	%(e)	(0.54)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$5,665		$13,682		$9,757	$47,301	$64,420	$52,668		$49,749

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.21	%(f)(g)	1.25	%(h)	1.18%	1.18%	1.18%	1.25	%(f)(i)	1.28%
Without fee waivers/reimbursements	1.38	%(f)	1.50%		1.41%	1.36%	1.36%	1.42	%(f)	1.53%
Ratio of net investment income to average net assets
With fee waivers/reimbursements	3.46	%(f)	3.65%		4.16%	2.37%	1.68%	0.94	%(f)	2.49%
Without fee waivers/reimbursements	3.30	%(f)	3.40%		3.93%	2.19%	1.50%	0.77	%(f)	2.24%
Portfolio turnover rate	51	%(e)	106%		105%	112%	106%	17	%(e)	121%

*	Formerly Class A.
(a)	Fund changed fiscal year to December 31.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	The custodian reimbursed the Fund $132,086 for losses incurred from corporate action processing. Payment had a positive 0.09% impact on the total return.
(e)	Total return and portfolio turnover are not annualized for periods less than one full year.
(f)	Annualized.
(g)	Includes 0.03% of tax reclaim fees which are excluded from the expense limitation agreement.
(h)	Includes 0.07% of tax reclaim fees which are excluded from the expense limitation agreement.
(i)	Contractual expense limitation changed from 1.28% to 1.18% effective December 9, 2019.

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	77

Segall Bryant & Hamill International Small Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional*	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Two Months Ended December 31, 2019(a)		Year Ended October 31, 2019
Net asset value, beginning of period	$10.70		$9.59		$11.61	$10.85	$11.65	$11.42		$11.77
Income (loss) from investment operations:
Net investment income(b)	0.17		0.36		0.46	0.31	0.19	0.02		0.30
Net realized and unrealized gains (losses) on investments	0.50		1.26		(2.02)	1.10	(0.82)	0.73		(0.37)
Total from investment operations	0.67		1.62		(1.56)	1.41	(0.63)	0.75		(0.07)

Less dividends and distributions:
Dividends from net investment income	(0.05)		(0.51)		(0.46)	(0.65)	(0.17)	(0.51)		(0.29)
Distributions from net realized gains	—		—		—	—	—	—		—
Return of capital	—		—		—	—	—	(0.01)		—
Total distributions	(0.05)		(0.51)		(0.46)	(0.65)	(0.17)	(0.52)		(0.29)

Paid-in capital from redemption fees	—		—		—	—	—	—		0.00 (c)

Net increase from payment by affiliates	—		—		—	—	—	—		0.01 (d)
Net asset value, end of period	$11.32		$10.70		$9.59	$11.61	$10.85	$11.65		$11.42

Total Return	6.23	%(e)	17.24%		(13.19)%	13.19%	(5.35)%	6.69	%(e)	(0.29)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$64,440		$100,984		$86,473	$108,745	$119,113	$234,265		$230,883

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.05	%(f)	1.10	%(h)	1.03%	1.03%	1.03%	1.03	%(f)	1.03%
Without fee waivers/reimbursements	1.46	%(f)	1.36%		1.24%	1.13%	1.18%	1.20	%(f)	1.28%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.28	%(f)	3.65%		4.52%	2.54%	2.00%	1.15	%(f)	2.74%
Without fee waivers/reimbursements	2.88	%(f)	3.38%		4.31%	2.44%	1.85%	0.98	%(f)	2.49%
Portfolio turnover rate	51	%(e)	106%		105%	112%	106%	17	%(e)	121%

*	Formerly Class I.
(a)	Fund changed fiscal year to December 31.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	The custodian reimbursed the Fund $132,086 for losses incurred from corporate action processing. Payment had a positive 0.09% impact on the total return.
(e)	Total return and portfolio turnover are not annualized for periods less than one full year.
(f)	Annualized.
(g)	Includes 0.02% of tax reclaim fees which are excluded from the expense limitation agreement.
(h)	Includes 0.07% of tax reclaim fees which are excluded from the expense limitation agreement.

See Notes to Financial Statements.
78	| www.sbhfunds.com

Segall Bryant & Hamill International Equity Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2024 (Unaudited)		Period Ended December 31, 2023(a)
Net asset value, beginning of period	$10.47		$10.00
Income (loss) from investment operations:
Net investment income(b)	0.20		0.01
Net realized and unrealized gains (losses) on investments	0.31		0.46
Total from investment operations	0.51		0.47

Less dividends and distributions:
Dividends from net investment income	—		—
Total distributions	—		—
Net asset value, end of period	$10.98		$10.47

Total Return	4.87	%(c)	4.70	%(c)

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$3		$3

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.14	%(d)	1.14	%(d)
Without fee waivers/reimbursements	218.80	%(d)	25.58	%(d)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.76	%(d)	1.42	%(d)
Without fee waivers/reimbursements	(213.86	)%(d)	(23.02	)%(d)
Portfolio turnover rate	57	%(c)	0	%(c)

(a)	Fund commenced operations December 8, 2023.
(b)	Calculated using the average shares method.
(c)	Total return and portfolio turnover are not annualized for periods less than one full year.
(d)	Annualized.

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	79

Segall Bryant & Hamill International Equity Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2024 (Unaudited)		Period Ended December 31, 2023(a)
Net asset value, beginning of period	$10.47		$10.00
Income (loss) from investment operations:
Net investment income(b)	0.22		0.02
Net realized and unrealized gains (losses) on investments	0.30		0.45
Total from investment operations	0.52		0.47

Less dividends and distributions:
Dividends from net investment income	—		—
Total distributions	—		—
Net asset value, end of period	$10.99		$10.47

Total Return	4.97	%(c)	4.70	%(c)

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$2,595		$1,843

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.99	%(d)	0.99	%(d)
Without fee waivers/reimbursements	16.38	%(d)	46.95	%(d)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	4.16	%(d)	2.48	%(d)
Without fee waivers/reimbursements	(11.20	)%(d)	(43.48	)%(d)
Portfolio turnover rate	57	%(c)	0	%(c)

(a)	Fund commenced operations December 8, 2023.
(b)	Calculated using the average shares method.
(c)	Total return and portfolio turnover are not annualized for periods less than one full year.
(d)	Annualized.

See Notes to Financial Statements.
80	| www.sbhfunds.com

Segall Bryant & Hamill Global All Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020(a)	Year Ended December 31, 2019
Net asset value, beginning of period	$10.30		$8.77	$11.02	$9.32	$10.98	$9.52
Income (loss) from investment operations:
Net investment income(b)	0.02		0.06	0.02	0.02	0.18	0.23
Net realized and unrealized gains (losses) on investments	1.04		1.83	(2.07)	2.36	0.08 (c)	2.16
Total from investment operations	1.06		1.89	(2.05)	2.38	0.26	2.39

Less dividends and distributions:
Dividends from net investment income	—		(0.07)	(0.03)	(0.04)	(0.18)	(0.25)
Distributions from net realized gains	—		(0.29)	(0.17)	(0.64)	(1.74)	(0.68)
Total distributions	—		(0.36)	(0.20)	(0.68)	(1.92)	(0.93)
Net asset value, end of period	$11.36		$10.30	$8.77	$11.02	$9.32	$10.98

Total Return	10.29	%(d)	21.62%	(18.68)%	25.83%	2.95%	25.36%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$29,905		$28,273	$25,422	$33,821	$32,224	$46,375

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.89	%(e)	0.89%	0.89%	0.89%	0.89%	0.89%
Without fee waivers/reimbursements	1.30	%(e)	1.36%	1.29%	1.18%	1.29%	1.22%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.41	%(e)	0.68%	0.25%	0.16%	1.83%	2.14%
Without fee waivers/reimbursements	0.00	%(e)(f)	0.21%	(0.14)%	(0.13)%	1.43%	1.81%
Portfolio turnover rate	11	%(d)	24%	31%	24%	132%	40%

(a)	Prior to September 19, 2020 known as the Segall Bryant & Hamill Global Large Cap Fund.
(b)	Calculated using the average shares method.
(c)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting the net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.
(d)	Total return and portfolio turnover are not annualized for periods less than one full year.
(e)	Annualized.
(f)	Amount rounds to less than 0.01%

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	81

Segall Bryant & Hamill Global All Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020(a)	Year Ended December 31, 2019
Net asset value, beginning of period	$10.15		$8.64	$10.86	$9.20	$10.86	$9.43
Income (loss) from investment operations:
Net investment income(b)	0.03		0.08	0.03	0.03	0.18	0.24
Net realized and unrealized gains (losses) on investments	1.02		1.80	(2.04)	2.33	0.09 (c)	2.14
Total from investment operations	1.05		1.88	(2.01)	2.36	0.27	2.38

Less dividends and distributions:
Dividends from net investment income	—		(0.08)	(0.04)	(0.06)	(0.19)	(0.27)
Distributions from net realized gains	—		(0.29)	(0.17)	(0.64)	(1.74)	(0.68)
Total distributions	—		(0.37)	(0.21)	(0.70)	(1.93)	(0.95)
Net asset value, end of period	$11.20		$10.15	$8.64	$10.86	$9.20	$10.86

Total Return	10.34	%(d)	21.87%	(18.55)%	25.94%	3.04%	25.55%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$4,459		$3,390	$1,692	$4,875	$3,373	$2,730

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.74	%(e)	0.74%	0.74%	0.74%	0.74%	0.74%
Without fee waivers/reimbursements	1.36	%(e)	1.35%	1.27%	1.17%	1.20%	1.12%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.60	%(e)	0.81%	0.33%	0.29%	1.83%	2.32%
Without fee waivers/reimbursements	(0.02	)%(e)	0.21%	(0.20)%	(0.14)%	1.37%	1.94%
Portfolio turnover rate	11	%(d)	24%	31%	24%	132%	40%

(a)	Prior to September 19, 2020 known as the Segall Bryant & Hamill Global Large Cap Fund.
(b)	Calculated using the average shares method.
(c)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting the net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.
(d)	Total return and portfolio turnover are not annualized for periods less than one full year.
(e)	Annualized.

See Notes to Financial Statements.
82	| www.sbhfunds.com

Segall Bryant & Hamill Short Term Plus Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of period	$10.01		$9.76	$10.05	$10.15	$10.11	$10.02
Income (loss) from investment operations:
Net investment income(a)	0.19		0.23	0.07	0.05	0.12	0.25
Net realized and unrealized gains (losses) on investments	0.02		0.26	(0.28)	(0.08)	0.08	0.10
Total from investment operations	0.21		0.49	(0.21)	(0.03)	0.20	0.35

Less dividends and distributions:
Dividends from net investment income	(0.19)		(0.24)	(0.08)	(0.06)	(0.15)	(0.26)
Distributions from net realized gains	—		—	—	(0.01)	(0.01)	(0.00	)(b)
Total distributions	(0.19)		(0.24)	(0.08)	(0.07)	(0.16)	(0.26)
Net asset value, end of period	$10.03		$10.01	$9.76	$10.05	$10.15	$10.11

Total Return	2.11	%(c)	5.09%	(2.07)%	(0.23)%	2.05%	3.57%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$2,039		$3,331	$3,828	$11,896	$2,989	$915

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.49	%(d)	0.49%	0.49%	0.49%	0.49%	0.49%
Without fee waivers/reimbursements	1.38	%(d)	1.25%	0.86%	0.80%	1.18%	4.13%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.77	%(d)	2.36%	0.69%	0.45%	1.23%	2.50%
Without fee waivers/reimbursements	2.90	%(d)	1.65%	0.31%	0.14%	0.54%	(1.14)%
Portfolio turnover rate	38	%(c)	45%	22%	46%	47%	32%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)	Total return and portfolio turnover are not annualized for periods less than one full year.
(d)	Annualized.

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	83

Segall Bryant & Hamill Short Term Plus Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of period	$10.03		$9.78	$10.07	$10.16	$10.11	$10.02
Income (loss) from investment operations:
Net investment income(a)	0.19		0.24	0.08	0.06	0.13	0.26
Net realized and unrealized gains (losses) on investments	0.02		0.26	(0.28)	(0.07)	0.09	0.09
Total from investment operations	0.21		0.50	(0.20)	(0.01)	0.22	0.35

Less dividends and distributions:
Dividends from net investment income	(0.19)		(0.25)	(0.09)	(0.07)	(0.16)	(0.26)
Distributions from net realized gains	—		—	—	(0.01)	(0.01)	(0.00	)(b)
Total distributions	(0.19)		(0.25)	(0.09)	(0.08)	(0.17)	(0.26)
Net asset value, end of period	$10.05		$10.03	$9.78	$10.07	$10.16	$10.11

Total Return	2.16	%(c)	5.17%	(1.98)%	(0.05)%	2.18%	3.62%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$14,567		$14,751	$24,777	$40,054	$23,568	$6,279

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Without fee waivers/reimbursements	1.22	%(d)	1.13%	0.74%	0.68%	1.03%	3.68%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.90	%(d)	2.38%	0.81%	0.55%	1.32%	2.53%
Without fee waivers/reimbursements	3.08	%(d)	1.65%	0.48%	0.27%	0.69%	(0.75)%
Portfolio turnover rate	38	%(c)	45%	22%	46%	47%	32%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)	Total return and portfolio turnover are not annualized for periods less than one full year.
(d)	Annualized.

See Notes to Financial Statements.
84	| www.sbhfunds.com

Segall Bryant & Hamill Plus Bond Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of period	$9.46		$9.14	$10.85	$11.25	$10.79	$10.32
Income (loss) from investment operations:
Net investment income(a)	0.18		0.34	0.26	0.23	0.27	0.33
Net realized and unrealized gains (losses) on investments	(0.17)		0.33	(1.67)	(0.30)	0.64	0.57
Total from investment operations	0.01		0.67	(1.41)	(0.07)	0.91	0.90

Less dividends and distributions:
Dividends from net investment income	(0.19)		(0.35)	(0.30)	(0.26)	(0.30)	(0.36)
Distributions from net realized gains	—		—	—	(0.07)	(0.15)	(0.07)
Total distributions	(0.19)		(0.35)	(0.30)	(0.33)	(0.45)	(0.43)
Net asset value, end of period	$9.28		$9.46	$9.14	$10.85	$11.25	$10.79

Total Return	0.12	%(b)	7.47%	(13.13)%	(0.58)%	8.49%	8.79%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$290,389		$292,517	$311,042	$466,063	$594,559	$598,220

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.55	%(c)	0.55%	0.55%	0.55%	0.55%	0.55%
Without fee waivers/reimbursements	0.66	%(c)	0.66%	0.67%	0.67%	0.68%	0.73%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.99	%(c)	3.69%	2.77%	2.10%	2.38%	3.04%
Without fee waivers/reimbursements	3.88	%(c)	3.58%	2.65%	1.98%	2.25%	2.86%
Portfolio turnover rate	13	%(b)	39%	26%	54%	59%	52%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	85

Segall Bryant & Hamill Plus Bond Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of period	$9.36		$9.05	$10.74	$11.14	$10.69	$10.23
Income (loss) from investment operations:
Net investment income(a)	0.19		0.35	0.28	0.25	0.28	0.34
Net realized and unrealized gains (losses) on investments	(0.17)		0.32	(1.66)	(0.30)	0.64	0.56
Total from investment operations	0.02		0.67	(1.38)	(0.05)	0.92	0.90

Less dividends and distributions:
Dividends from net investment income	(0.20)		(0.36)	(0.31)	(0.28)	(0.32)	(0.37)
Distributions from net realized gains	—		—	—	(0.07)	(0.15)	(0.07)
Total distributions	(0.20)		(0.36)	(0.31)	(0.35)	(0.47)	(0.44)
Net asset value, end of period	$9.18		$9.36	$9.05	$10.74	$11.14	$10.69

Total Return	0.19	%(b)	7.59%	(12.95)%	(0.44)%	8.65%	8.90%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$467,029		$433,367	$369,601	$589,074	$525,992	$427,395

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.40	%(c)	0.40%	0.40%	0.40%	0.40%	0.40%
Without fee waivers/reimbursements	0.53	%(c)	0.53%	0.52%	0.51%	0.51%	0.55%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	4.14	%(c)	3.85%	2.91%	2.24%	2.53%	3.14%
Without fee waivers/reimbursements	4.01	%(c)	3.73%	2.79%	2.13%	2.42%	2.99%
Portfolio turnover rate	13	%(b)	39%	26%	54%	59%	52%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.
86	| www.sbhfunds.com

Segall Bryant & Hamill Quality High Yield Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of period	$8.56		$7.98	$9.21	$9.24	$8.97	$8.40
Income (loss) from investment operations:
Net investment income(a)	0.18		0.35	0.31	0.30	0.34	0.43
Net realized and unrealized gains (losses) on investments	(0.01)		0.59	(1.20)	(0.01)	0.29	0.58
Total from investment operations	0.17		0.94	(0.89)	0.29	0.63	1.01

Less dividends and distributions:
Dividends from net investment income	(0.19)		(0.36)	(0.34)	(0.32)	(0.36)	(0.44)
Net asset value, end of period	$8.54		$8.56	$7.98	$9.21	$9.24	$8.97

Total Return	1.98	%(b)	12.16%	(9.75)%	3.14%	7.31%	12.21%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$26,039		$27,513	$27,855	$39,879	$42,227	$39,692

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.85	%(c)	0.85%	0.85%	0.85%	0.85%	0.85%
Without fee waivers/reimbursements	0.96	%(c)	0.94%	0.90%	0.88%	0.95%	0.98%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	4.28	%(c)	4.34%	3.82%	3.30%	3.84%	4.86%
Without fee waivers/reimbursements	4.17	%(c)	4.25%	3.77%	3.27%	3.74%	4.73%
Portfolio turnover rate	3	%(b)	9%	9%	25%	57%	41%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	87

Segall Bryant & Hamill Quality High Yield Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of period	$8.45		$7.89	$9.10	$9.13	$8.87	$8.29
Income (loss) from investment operations:
Net investment income(a)	0.19		0.36	0.33	0.32	0.35	0.44
Net realized and unrealized gains (losses) on investments	(0.02)		0.58	(1.19)	(0.02)	0.28	0.57
Total from investment operations	0.17		0.94	(0.86)	0.30	0.63	1.01

Less dividends and distributions:
Dividends from net investment income	(0.19)		(0.38)	(0.35)	(0.33)	(0.37)	(0.43)
Net asset value, end of period	$8.43		$8.45	$7.89	$9.10	$9.13	$8.87

Total Return	2.07	%(b)	12.21%	(9.51)%	3.33%	7.40%	12.40%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$41,427		$42,349	$37,923	$62,127	$40,912	$21,680

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.70	%(c)	0.70%	0.70%	0.70%	0.70%	0.70%
Without fee waivers/reimbursements	0.82	%(c)	0.85%	0.79%	0.76%	0.82%	0.83%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	4.24	%(c)	4.48%	3.95%	3.43%	3.99%	4.99%
Without fee waivers/reimbursements	4.30	%(c)	4.34%	3.86%	3.37%	3.87%	4.86%
Portfolio turnover rate	3	%(b)	9%	9%	25%	57%	41%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.
88	| www.sbhfunds.com

Segall Bryant & Hamill Municipal Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of period	$9.66		$9.50	$11.02	$11.01	$10.67	$10.38
Income (loss) from investment operations:
Net investment income(a)	0.16		0.31	0.21	0.18	0.24	0.29
Net realized and unrealized gains (losses) on investments	(0.08)		0.18	(1.44)	0.12	0.44	0.43
Total from investment operations	0.08		0.49	(1.23)	0.30	0.68	0.72

Less dividends and distributions:
Dividends from net investment income	(0.17)		(0.33)	(0.29)	(0.27)	(0.30)	(0.35)
Distributions from net realized gains	—		—	—	(0.02)	(0.04)	(0.08)
Total distributions	(0.17)		(0.33)	(0.29)	(0.29)	(0.34)	(0.43)
Net asset value, end of period	$9.57		$9.66	$9.50	$11.02	$11.01	$10.67

Total Return	0.84	%(b)	5.34%	(11.25)%	2.72%	6.54%	7.00%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$12,961		$13,886	$35,120	$42,056	$28,344	$11,399

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.65	%(c)	0.65%	0.65%	0.65%	0.65%	0.65%
Without fee waivers/reimbursements	0.67	%(c)	0.76%	0.73%	0.74%	0.80%	0.94%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.39	%(c)	3.24%	2.16%	1.64%	2.17%	2.73%
Without fee waivers/reimbursements	3.37	%(c)	3.13%	2.08%	1.55%	2.02%	2.44%
Portfolio turnover rate	47	%(b)	73%	173%	37%	101%	114%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	89

Segall Bryant & Hamill Municipal Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of period	$9.67		$9.51	$11.03	$11.02	$10.68	$10.39
Income (loss) from investment operations:
Net investment income(a)	0.17		0.32	0.23	0.19	0.25	0.31
Net realized and unrealized gains (losses) on investments	(0.09)		0.19	(1.45)	0.12	0.45	0.43
Total from investment operations	0.08		0.51	(1.22)	0.31	0.70	0.74

Less dividends and distributions:
Dividends from net investment income	(0.18)		(0.35)	(0.30)	(0.28)	(0.32)	(0.37)
Distributions from net realized gains	—		—	—	(0.02)	(0.04)	(0.08)
Total distributions	(0.18)		(0.35)	(0.30)	(0.30)	(0.36)	(0.45)
Net asset value, end of period	$9.57		$9.67	$9.51	$11.03	$11.02	$10.68

Total Return	0.81	%(b)	5.50%	(11.11)%	2.87%	6.71%	7.19%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$167,051		$159,261	$176,685	$233,490	$145,819	$62,358

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.50	%(c)	0.50%	0.50%	0.50%	0.50%	0.50%
Without fee waivers/reimbursements	0.61	%(c)	0.60%	0.56%	0.57%	0.62%	0.76%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.53	%(c)	3.40%	2.31%	1.74%	2.32%	2.90%
Without fee waivers/reimbursements	3.42	%(c)	3.30%	2.24%	1.67%	2.20%	2.64%
Portfolio turnover rate	47	%(b)	73%	173%	37%	101%	114%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.
90	| www.sbhfunds.com

Segall Bryant & Hamill Colorado Tax Free Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of period	$10.53		$10.35	$11.91	$11.95	$11.69	$11.30
Income (loss) from investment operations:
Net investment income(a)	0.15		0.28	0.21	0.17	0.24	0.27
Net realized and unrealized gains (losses) on investments	(0.06)		0.23	(1.47)	0.05	0.34	0.47
Total from investment operations	0.09		0.51	(1.26)	0.22	0.58	0.74

Less dividends and distributions:
Dividends from net investment income	(0.17)		(0.33)	(0.30)	(0.26)	(0.32)	(0.35)
Net asset value, end of period	$10.45		$10.53	$10.35	$11.91	$11.95	$11.69

Total Return	0.92	%(b)	5.02%	(10.64)%	1.87%	5.08%	6.62%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$107,994		$116,155	$143,558	$216,617	$205,285	$161,755

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.65	%(c)	0.65%	0.65%	0.65%	0.65%	0.65%
Without fee waivers/reimbursements	0.65	%(c)	0.66%	0.68%	0.68%	0.70%	0.77%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	2.96	%(c)	2.69%	1.96%	1.44%	2.00%	2.29%
Without fee waivers/reimbursements	2.96	%(c)	2.68%	1.94%	1.41%	1.95%	2.17%
Portfolio turnover rate	13	%(b)	48%	64%	15%	71%	30%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	91

Segall Bryant & Hamill Colorado Tax Free Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of period	$10.57		$10.39	$11.96	$12.00	$11.73	$11.33
Income (loss) from investment operations:
Net investment income(a)	0.16		0.29	0.23	0.19	0.25	0.28
Net realized and unrealized gains (losses) on investments	(0.05)		0.23	(1.43)	0.05	0.36	0.48
Total from investment operations	0.11		0.52	(1.25)	0.24	0.61	0.76

Less dividends and distributions:
Dividends from net investment income	(0.18)		(0.34)	(0.32)	(0.28)	(0.34)	(0.36)
Net asset value, end of period	$10.50		$10.57	$10.39	$11.96	$12.00	$11.73

Total Return	1.08	%(b)	5.16%	(10.55)%	2.01%	5.29%	6.80%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$226,999		$238,430	$251,981	$370,546	$289,774	$214,996

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.50	%(c)	0.50%	0.50%	0.50%	0.50%	0.50%
Without fee waivers/reimbursements	0.55	%(c)	0.54%	0.53%	0.52%	0.55%	0.61%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.09	%(c)	2.82%	2.12%	1.54%	2.15%	2.41%
Without fee waivers/reimbursements	3.04	%(c)	2.78%	2.09%	1.52%	2.10%	2.30%
Portfolio turnover rate	13	%(b)	48%	64%	15%	71%	30%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.
92	| www.sbhfunds.com

Barrett Growth Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months Ended June 30, 2024 (Unaudited)		Seven Months Ended December 31, 2023 (a)		Year Ended May 31, 2023	Year Ended May 31, 2022	Year Ended May 31, 2021		Year Ended May 31, 2020	Year Ended May 31, 2019
Net asset value, beginning of period	$24.52		$21.50		$25.00	$30.29	$24.34		$20.81	$20.30
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.01)		0.01		(0.03)	(0.11)	(0.10)		(0.05)	(0.02)
Net realized and unrealized gains (losses) on investments	4.89		3.75		0.72	(1.49)	7.99		4.15	1.17
Total from investment operations	4.88		3.76		0.69	(1.60)	7.89		4.10	1.15

Less dividends and distributions:
Distributions from net realized gains	—		(0.74)		(4.19)	(3.69)	(1.94)		(0.57)	(0.64)
Net asset value, end of period	$29.40		$24.52		$21.50	$25.00	$30.29		$24.34	$20.81

Total Return	19.90	%(c)	17.59	%(c)	5.09%	-7.25%	32.96%		19.82%	6.17%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$28,137		$25,753		$24,195	$25,364	$34,844		$30,565	$26,179

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.99	%(d)	1.14	%(d)(e)	1.17%	1.13%	1.24	%(f)	1.25%	1.25%
Without fee waivers/reimbursements	1.38	%(d)	2.05	%(d)	2.15%	1.76%	1.78%		1.81%	1.81%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.10	%(d)	0.06	%(d)	(0.14)%	(0.36)%	(0.35)%		(0.21)%	(0.08)%
Without fee waivers/reimbursements	(0.33	)%(d)	(0.85	)%(d)	(1.12)%	(0.99)%	(0.89)%		(0.77)%	(0.64)%
Portfolio turnover rate	3	%(c)	1	%(c)	4%	5%	6%		20%	16%

(a)	Fund changed fiscal year to December 31. Prior to November 20, 2023, the information is from the Predecessor Fund.
(b)	Calculated using the average shares method.
(c)	Total return and portfolio turnover are not annualized for periods less than one full year.
(d)	Annualized.
(e)	Contractual expense limitation changed from 1.00% (excluding 12b-1 fees) to an overall expense cap of 0.99% effective November 20, 2023.
(f)	Contractual expense limitation changed from 1.25% to 1.00% (excluding 12b-1 fees) effective April 30, 2021.

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	93

Barrett Opportunity Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months Ended June 30, 2024 (Unaudited)		Four Months Ended December 31, 2023(a)		Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019
Net asset value, beginning of period	$21.52		$25.98		$26.68	$29.92	$24.33	$25.77	$30.75
Income (loss) from investment operations:
Net investment income (loss)(b)	0.11		0.05		0.19	0.15	0.21	0.29	0.29
Net realized and unrealized gains (losses) on investments	2.64		1.57		2.26	0.18	6.91	0.85	(1.62)
Total from investment operations	2.75		1.62		2.45	0.33	7.12	1.14	(1.33)

Less dividends and distributions:
Dividends from net investment income	—		(0.14)		(0.21)	(0.20)	(0.22)	(0.33)	(0.25)
Distributions from net realized gains	—		(5.94)		(2.94)	(3.37)	(1.31)	(2.25)	(3.40)
Total distributions	—		(6.08)		(3.15)	(3.57)	(1.53)	(2.58)	(3.65)
Net asset value, end of period	$24.27		$21.52		$25.98	$26.68	$29.92	$24.33	$25.77

Total Return	12.78	%(c)	6.89	%(c)	10.35%	0.69%	30.65%	3.94%	(3.27)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$29,910		$36,468		$43,923	$58,378	$64,040	$52,526	$57,500

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.99	%(d)	1.25	%(d)(e)	1.29%	1.18%	1.18%	1.25%	1.23%
Without fee waivers/reimbursements	1.07	%(d)	1.56	%(d)	1.29%	1.18%	1.18%	1.25%	1.23%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	1.00	%(d)	0.57	%(d)	0.74%	0.53%	0.75%	1.08%	1.09%
Without fee waivers/reimbursements	0.93	%(d)	0.26	%(d)	0.74%	0.53%	0.75%	1.08%	1.09%
Portfolio turnover rate(f)	0	%(c)	0	%(c)	4%	8%	3%	1%	8%

(a)	Fund changed fiscal year to December 31. Prior to November 20, 2023, the information is from the Predecessor Fund.
(b)	Calculated using the average shares method.
(c)	Total return and portfolio turnover are not annualized for periods less than one full year.
(d)	Annualized.
(e)	Prior to November 20, 2023, there was no expense cap. Effective November 20, 2023, the expense cap was set at 0.99%.
(f)	Portfolio turnover excludes redemptions in-kind, if any.

See Notes to Financial Statements.
94	| www.sbhfunds.com

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2024 (Unaudited)

1. ORGANIZATION

Segall Bryant & Hamill Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The list below shows the funds in the Trust (the “Funds”) as of the end of the period that are discussed in this report:

Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Short Term Plus Fund
Segall Bryant & Hamill Small Cap Growth Fund	Segall Bryant & Hamill Plus Bond Fund
Segall Bryant & Hamill Small Cap Core Fund	Segall Bryant & Hamill Quality High Yield Fund
Segall Bryant & Hamill All Cap Fund	Segall Bryant & Hamill Municipal Opportunities Fund
Segall Bryant & Hamill Emerging Markets Fund	Segall Bryant & Hamill Colorado Tax Free Fund
Segall Bryant & Hamill International Small Cap Fund	Barrett Growth Fund
Segall Bryant & Hamill International Equity Fund	Barrett Opportunity Fund
Segall Bryant & Hamill Global All Cap Fund

Interests in the Funds are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. All of the Funds offer Retail Class and Institutional Class Shares except Barrett Growth Fund and Barrett Opportunity Fund. Barrett Growth Fund and Barrett Opportunity Fund do not have a multi-class structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

Each of the Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Small Cap Core Fund, Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill International Equity Fund, Segall Bryant & Hamill Global All Cap, Barrett Growth Fund and Barrett Opportunity Fund seeks to achieve long-term capital appreciation. The Segall Bryant & Hamill Short Term Plus Fund seeks to provide current income and competitive total return. Each of the Segall Bryant & Hamill Plus Bond Fund and Segall Bryant & Hamill Quality High Yield Fund seeks to achieve long-term total rate of return consistent with preservation of capital. The Segall Bryant & Hamill Municipal Opportunities Fund seeks income exempt from Federal income taxes. The Segall Bryant & Hamill Colorado Tax Free Fund seeks income exempt from both federal and Colorado state personal income taxes.

The Funds (other than Segall Bryant & Hamill Emerging Markets Fund and Segall Bryant & Hamill Colorado Tax Free Fund, which are non-diversified) are diversified portfolios of the Trust for the purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).

Effective December 8, 2023, the Segall Bryant & Hamill International Fund, LP (the “Partnership”), an unregistered limited partnership managed by the portfolio managers of the Fund, was converted into the Segall Bryant & Hamill International Equity Fund. The Segall Bryant & Hamill International Equity Fund is a successor to the Partnership and has substantially the same investment objectives and strategies as did the Partnership. The net assets contributed resulting from the tax-free transaction were $626,704, including unrealized appreciation for tax purposes of $45,608. The Segall Bryant & Hamill International Equity Fund carried forward the historical cost basis of investments and cumulative unrealized gains and losses as reported to align ongoing financial reporting. The limited partners of the Partnership were issued shares in the Segall Bryant & Hamill International Equity Fund based on the December 8, 2023 opening net asset value (“NAV”) per share of the Segall Bryant & Hamill International Equity Fund. A total of 62,670 shares were issues at a NAV per share of $10.00.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes. The following policies are in conformity with accounting principles generally accepted in the United States of America for investment companies, under Accounting Standards Codification Topic 946 – Financial Services – Investment Companies.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities in the financial statements. The actual results could differ from those estimates.

Cash Equivalents – Each Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight demand deposits with a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances. As of June 30, 2024, the cash equivalents balances reflected on the Statements of Assets and Liabilities represent the amounts participating in the BBH CMS.

Financial Statements | June 30, 2024 |	95

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2024 (Unaudited)

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the bid price.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. When an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value, the fair value of those securities are determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange.

Forward foreign currency contracts have a fair value determined by an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE. As of June 30, 2024, the Funds did not hold any forward foreign currency contracts.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Fixed-income obligations, having a remaining maturity of greater than 60 days, are typically valued at the evaluated prices formulated by an independent pricing service.

Segall Bryant & Hamill, LLC (the “Adviser”) is the Funds’ valuation designee responsible for carrying out pricing and valuation duties in accordance with the Adviser’s Valuation Procedures (the “Procedures”) pursuant to Rule 2a-5 under 1940 Act.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the valuation designee with procedures utilized by the valuation designee. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Securities Traded on Foreign Exchanges – All of the Funds, except the Segall Bryant & Hamill Colorado Tax Free Fund, may invest at least a portion of their assets in foreign securities. As of June 30, 2024, all Funds were primarily invested in securities traded on U.S. exchanges, except Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill International Equity Fund and Segall Bryant & Hamill Global All Cap Fund. In the event that a Fund executes a security transaction on a foreign exchange, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Federal Income Taxes – No provision for income taxes is included in the accompanying financial statements, as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

As of and during the six months ended June 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2024 (Unaudited)

have incorporated no uncertain tax positions that require a provision for income taxes. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended June 30, 2024, the Funds did not incur any interest or penalties.

When-Issued/Forward Commitment Securities – Each Fund may purchase or sell securities on a “when-issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. In accordance with SEC guidance, each Fund segregates liquid assets in an amount sufficient to satisfy the purchase price. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-U.S. securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

Common Expenses – Expenses of the Trust not attributable solely to one of the Funds are allocated among the Funds based on the relative net assets of each Fund or based on the nature of the expense and its relative applicability to each Fund.

Offering Costs – The Adviser advanced some of the initial offering costs for the Segall Bryant & Hamill International Equity Fund and was subsequently reimbursed by the Fund. Costs of $31,390 incurred in connection with the offering and initial registration have been deferred and are being amortized on straight-line basis over the first twelve months after commencement of operations. As of June 30, 2024, there was $22,570 in unamortized costs remaining for the Segall Bryant & Hamill International Equity Fund.

Allocation Between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of that Fund.

Security Transactions and Related Investment Income – For financial reporting purposes, the Funds’ investment transactions and shareholder transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Non-cash dividends, if any, included in dividend income, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, net of reclaims, and foreign capital gains taxes, if any, have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized using the effective interest method. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

Investments in Real Estate Investment Trusts (REITs) – With respect to each Fund, dividend income is recorded based on the income included in distributions received from its REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end and may differ from the estimated amounts.

In-Kind Redemptions – Net capital gains or losses resulting from in-kind redemptions are excluded from the Fund’s taxable gains and are not distributed to shareholders. A redemption-in-kind is the process of making a distribution to shareholders through assets and cash rather than cash alone. During the period ended June 30, 2024, the redemptions for securities redeemed in-kind were as follows:

Fund	Redemptions Redeemed at Fair Value	Recognized Realized Gains (reflected on the Statements of Operations)
Barrett Growth Fund	$646,569	$595,105
Barrett Opportunity Fund	505,980	422,504

ReFlow transactions – Barrett Growth Fund and Barrett Opportunity Fund may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares and/or large cash distributions. In order to pay cash to shareholders who redeem their shares on a given day or for cash distributions, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions and/or cash distributions on a given day. ReFlow then either redeems those shares when the fund experiences net sales or redeems the shares in the form of in-kind redemptions. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to

Financial Statements | June 30, 2024 |	97

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2024 (Unaudited)

the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 2.95% of the total net assets of any Fund. Reflow expenses for the six months ended June 30, 2024 totaled $910 and $3,473 for the Barrett Growth Fund and Barrett Opportunity Fund, respectively.

3. CERTAIN INVESTMENTS AND ASSOCIATED RISKS

For information regarding the risks associated with investments in the Funds, see the Funds’ Prospectus and Statement of Additional Information.

Country Risk – As of June 30, 2024, the Segall Bryant & Hamill Emerging Markets Fund invested a significant percentage of its assets in China; and the Segall Bryant & Hamill International Small Cap Fund and the Segall Bryant & Hamill International Equity Fund invested a significant percentage of their assets in Japan. Therefore, they may be more affected by economic developments and currency fluctuations in these countries.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds. As of June 30, 2024, the Segall Bryant & Hamill Emerging Markets Fund had investments in Russia. These investments are valued at zero.

4. SHARES OF BENEFICIAL INTEREST

On June 30, 2024, there was an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Segall Bryant & Hamill Small Cap Value Fund
Retail:
Shares Sold	90,378	119,809
Shares issued in Reinvestment of Distributions	—	7,202
Less Shares Redeemed	(61,025)	(164,218)
Net Increase (Decrease)	29,353	(37,207)
Institutional:
Shares Sold	2,608,736	8,870,922
Shares issued in Reinvestment of Distributions	—	445,549
Less Shares Redeemed	(12,330,035)	(9,843,827)
Net Increase (Decrease)	(9,721,299)	(527,357)

Segall Bryant & Hamill Small Cap Growth Fund
Retail:
Shares Sold	11,987	276,260
Less Shares Redeemed	(6,481)	(1,076,360)
Net Increase (Decrease)	5,506	(800,100)
Institutional:
Shares Sold	214,149	4,270,350
Less Shares Redeemed	(106,236)	(2,295,602)
Net Increase (Decrease)	107,913	1,974,748

Segall Bryant & Hamill Small Cap Core Fund
Retail:
Shares Sold	134,724	20,236
Shares issued in Reinvestment of Distributions	—	1,457
Less Shares Redeemed	(387,932)	(45,206)
Net Increase (Decrease)	(253,208)	(23,513)

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2024 (Unaudited)

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Segall Bryant & Hamill Small Cap Core Fund
Institutional:
Shares Sold	1,266,540	1,505,505
Shares issued in Reinvestment of Distributions	—	116,165
Less Shares Redeemed	(1,008,190)	(182,729)
Net Increase (Decrease)	258,350	1,438,941

Segall Bryant & Hamill All Cap Fund
Retail:
Shares Sold	956	40,864
Shares issued in Reinvestment of Distributions	—	3,308
Less Shares Redeemed	(17,396)	(15,265)
Net Increase (Decrease)	(16,440)	28,907
Institutional:
Shares Sold	86,021	394,481
Shares issued in Reinvestment of Distributions	—	296,800
Less Shares Redeemed	(1,029,760)	(1,593,533)
Net Increase (Decrease)	(943,739)	(902,252)

Segall Bryant & Hamill Emerging Markets Fund
Retail:
Shares Sold	52,573	27,665
Shares issued in Reinvestment of Distributions	—	13,828
Less Shares Redeemed	(17,502)	(44,525)
Net Increase (Decrease)	35,071	(3,032)
Institutional:
Shares Sold	963,164	717,760
Shares issued in Reinvestment of Distributions	—	196,187
Less Shares Redeemed	(187,299)	(293,152)
Net Increase (Decrease)	775,865	620,795

Segall Bryant & Hamill International Small Cap Fund
Retail:
Shares Sold	6,088	478,553
Shares issued in Reinvestment of Distributions	1,785	49,322
Less Shares Redeemed	(786,178)	(265,943)
Net Increase (Decrease)	(778,305)	261,932
Institutional:
Shares Sold	142,811	624,807
Shares issued in Reinvestment of Distributions	23,062	449,908
Less Shares Redeemed	(3,910,358)	(651,067)
Net Increase (Decrease)	(3,744,485)	423,648

Segall Bryant & Hamill International Equity Fund
Retail:
Shares Sold	—	253
Less Shares Redeemed	—	—
Net Increase (Decrease)	—	253
Institutional:
Shares Sold	62,050	113,627
Shares issued in connection with Fund Reorganization	—	62,423
Less Shares Redeemed	(1,846)	—
Net Increase (Decrease)	60,204	176,050

Financial Statements | June 30, 2024 |	99

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2024 (Unaudited)

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Segall Bryant & Hamill Global All Cap Fund
Retail:
Shares Sold	42,929	24,467
Shares issued in Reinvestment of Distributions	—	90,598
Less Shares Redeemed	(154,679)	(269,289)
Net Increase (Decrease)	(111,750)	(154,224)
Institutional:
Shares Sold	83,912	134,606
Shares issued in Reinvestment of Distributions	—	11,997
Less Shares Redeemed	(19,800)	(8,296)
Net Increase (Decrease)	64,112	138,307

Segall Bryant & Hamill Short Term Plus Fund
Retail:
Shares Sold	5,348	106,237
Shares issued in Reinvestment of Distributions	4,563	9,101
Less Shares Redeemed	(139,286)	(174,814)
Net Increase (Decrease)	(129,375)	(59,476)
Institutional:
Shares Sold	110,855	364,393
Shares issued in Reinvestment of Distributions	26,302	38,924
Less Shares Redeemed	(158,395)	(1,466,759)
Net Increase (Decrease)	(21,238)	(1,063,442)

Segall Bryant & Hamill Plus Bond Fund
Retail:
Shares Sold	3,410,574	4,012,879
Shares issued in Reinvestment of Distributions	635,042	1,206,150
Less Shares Redeemed	(3,672,406)	(8,319,680)
Net Increase (Decrease)	373,210	(3,100,651)
Institutional:
Shares Sold	7,809,769	13,234,153
Shares issued in Reinvestment of Distributions	1,045,520	1,690,062
Less Shares Redeemed	(4,273,254)	(9,464,284)
Net Increase (Decrease)	4,582,035	5,459,931

Segall Bryant & Hamill Quality High Yield Fund
Retail:
Shares Sold	58,212	412,495
Shares issued in Reinvestment of Distributions	66,211	143,471
Less Shares Redeemed	(290,021)	(829,183)
Net Increase (Decrease)	(165,598)	(273,217)
Institutional:
Shares Sold	522,318	1,560,235
Shares issued in Reinvestment of Distributions	107,183	222,547
Less Shares Redeemed	(726,682)	(1,577,468)
Net Increase (Decrease)	(97,181)	205,314

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2024 (Unaudited)

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Segall Bryant & Hamill Municipal Opportunities Fund
Retail:
Shares Sold	214,141	293,650
Shares issued in Reinvestment of Distributions	19,613	79,019
Less Shares Redeemed	(316,284)	(2,632,383)
Net Increase (Decrease)	(82,530)	(2,259,714)
Institutional:
Shares Sold	3,118,791	7,453,534
Shares issued in Reinvestment of Distributions	314,012	642,711
Less Shares Redeemed	(2,457,842)	(10,210,297)
Net Increase (Decrease)	974,961	(2,114,052)

Segall Bryant & Hamill Colorado Tax Free Fund
Retail:
Shares Sold	504,358	1,322,156
Shares issued in Reinvestment of Distributions	174,631	396,949
Less Shares Redeemed	(1,382,167)	(4,559,899)
Net Increase (Decrease)	(703,178)	(2,840,794)
Institutional:
Shares Sold	2,834,069	8,250,409
Shares issued in Reinvestment of Distributions	363,099	762,050
Less Shares Redeemed	(4,130,574)	(10,712,859)
Net Increase (Decrease)	(933,406)	(1,700,400)

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Seven Months Ended December 31, 2023	For the Year Ended May 31, 2023
Barrett Growth Fund
Retail:
Shares Sold	27,901	1,431	4,593
Shares issued in Reinvestment of Distributions	—	31,672	215,674
Less Shares Redeemed	(97,675)	(108,141)	(109,278)
Less Shares issued in In-Kind redemptions	(23,797)	—	—
Net Increase (Decrease)	(93,571)	(75,038)	110,989

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Four Months Ended December 31, 2023	For the Year Ended August 31, 2023
Barrett Opportunity Fund
Retail:
Shares Sold	24,388	93,747	872
Shares issued in Reinvestment of Distributions	—	284,362	125,597
Less Shares Redeemed	(463,393)	(280,719)	(468,270)
Less Shares issued in In-Kind Redemptions	(23,216)	(93,382)	(155,508)
Net Increase (Decrease)	(462,221)	4,008	(497,309)

Financial Statements | June 30, 2024 |	101

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2024 (Unaudited)

5. TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

Distributions – Distributions of net investment income, if any, are generally made annually for the Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Small Cap Core Fund, Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Equity Fund, Segall Bryant & Hamill Global All Cap Fund, Barrett Growth Fund and Barrett Opportunity Fund; quarterly for Segall Bryant & Hamill International Small Cap Fund; and monthly for the Segall Bryant & Hamill Short Term Plus Fund, Segall Bryant & Hamill Plus Bond Fund, Segall Bryant & Hamill Quality High Yield Fund, Segall Bryant & Hamill Municipal Opportunities Fund and Segall Bryant & Hamill Colorado Tax Free Fund. Distributions of net income were generally paid annually for Segall Bryant & Hamill International Small Cap Fund. Distributions of net realized capital gains, if any, are declared at least once each year for each of the Funds. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of the distributions paid during the periods ended June 30, 2024 and December 31, 2023 were as follows:

Fund	Period Ended	Ordinary Income*	Long-Term Capital Gains	Tax-Exempt Income
Segall Bryant & Hamill Small Cap Value Fund	6/30/2024	$—	$—	$—
	12/31/2023	$8,726,120	$—	$—
Segall Bryant & Hamill Small Cap Growth Fund	6/30/2024	$—	$—	$—
	12/31/2023	$—	$—	$—
Segall Bryant & Hamill Small Cap Core Fund	6/30/2024	$—	$—	$—
	12/31/2023	$283,754	$2,370,074	$—
Segall Bryant & Hamill All Cap Fund	6/30/2024	$—	$—	$—
	12/31/2023	$686,140	$5,200,841	$—
Segall Bryant & Hamill Emerging Markets Fund	6/30/2024	$—	$—	$—
	12/31/2023	$2,792,430	$—	$—
Segall Bryant & Hamill International Small Cap Fund	6/30/2024	$287,161	$—	$—
	12/31/2023(a)	$5,411,112	$—	$—
Segall Bryant & Hamill International Equity Fund	6/30/2024	$—	$—	$—
	12/31/2023	$—	$—	$—
Segall Bryant & Hamill Global All Cap Fund	6/30/2024	$—	$—	$—
	12/31/2023	$205,069	$871,274	$—
Segall Bryant & Hamill Short Term Plus Fund	6/30/2024	$333,978	$—	$—
	12/31/2023	$505,793	$—	$—
Segall Bryant & Hamill Plus Bond Fund	6/30/2024	$15,548,948	$—	$—
	12/31/2023	$27,152,813	$—	$—
Segall Bryant & Hamill Quality High Yield Fund	6/30/2024	$1,528,519	$—	$—
	12/31/2023	$3,059,532	$—	$—
Segall Bryant & Hamill Municipal Opportunities Fund	6/30/2024	$3,263,613	$—	$—
	12/31/2023	$2,367,723	$—	$4,727,580
Segall Bryant & Hamill Colorado Tax Free Fund	6/30/2024	$5,904,716	$—	$—
	12/31/2023	$1,318,917	$—	$11,522,874
Barrett Growth Fund	6/30/2024	$—	$—	$—
	12/31/2023(b)	$—	$768,082	$—
Barrett Opportunity Fund	6/30/2024	$—	$—	$—
	12/31/2023(c)	$237,230	$977,323	$—

*	Ordinary income distributions for federal income tax purposes includes distributions from net investment income and short-term capital gains.
(a)	Represents the period from commencement of operations (December 8, 2023) through December 31, 2023.
(b)	Represents the seven months ended December 31, 2023.
(c)	Represents the four months December 31, 2023.

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2024 (Unaudited)

As of June 30, 2024, net unrealized appreciation (depreciation) on investments based on federal tax cost was as follows:

	Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Growth Fund	Segall Bryant & Hamill Small Cap Core Fund	Segall Bryant & Hamill All Cap Fund
Tax cost of portfolio investments	$434,129,067	$194,491,194	$55,741,984	$63,278,518
Gross unrealized appreciation	102,836,585	61,488,770	20,023,003	53,503,371
Gross unrealized depreciation	(43,424,774)	(12,236,206)	(1,683,682)	(782,254)
Net unrealized appreciation (depreciation) on portfolio investments	$59,411,811	$49,252,564	$18,339,321	$52,721,117

	Segall Bryant & Hamill Emerging Markets Fund	Segall Bryant & Hamill International Small Cap Fund	Segall Bryant & Hamill International Equity Fund	Segall Bryant & Hamill Global All Cap Fund
Tax cost of portfolio investments	$54,886,894	$59,941,674	$2,434,587	$22,861,294
Gross unrealized appreciation	16,637,067	12,737,508	192,520	10,796,451
Gross unrealized depreciation	(4,751,664)	(3,472,749)	(118,727)	(101,977)
Net unrealized appreciation (depreciation) on portfolio investments	$11,885,403	$9,264,759	$73,793	$10,694,474

	Segall Bryant & Hamill Short Term Plus Bond Fund	Segall Bryant & Hamill Plus Bond Fund	Segall Bryant & Hamill Quality High Yield Fund	Segall Bryant & Hamill Municipal Opportunities Fund
Tax cost of portfolio investments	$13,378,854	$797,320,457	$69,137,234	$177,004,622
Gross unrealized appreciation	32,828	4,881,747	360,922	1,272,056
Gross unrealized depreciation	(74,430)	(62,188,589)	(4,582,211)	(5,859,056)
Net unrealized appreciation (depreciation) on portfolio investments	$(41,602)	$(57,306,842)	$(4,221,289)	$(4,587,000)

	Segall Bryant & Hamill Colorado Tax Free Fund	Barrett Growth Fund	Barrett Opportunity Fund
Tax cost of portfolio investments	$303,339,094	$6,634,178	$3,948,318
Gross unrealized appreciation	743,145	21,023,167	26,002,789
Gross unrealized depreciation	(11,317,328)	(1,730)	—
Net unrealized appreciation (depreciation) on portfolio investments	$(10,574,183)	$21,021,437	$26,002,789

The difference between book and tax basis cost of investments is attributable primarily to wash sales, passive foreign investment companies and the tax treatment of certain other investments.

As of December 31, 2023, the components of distributable earnings (deficit) on a tax basis were as follows:

	Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Growth Fund	Segall Bryant & Hamill Small Cap Core Fund	Segall Bryant & Hamill All Cap Fund
Undistributed ordinary income	$1,443,087	$—	$335,966	$—
Undistributed long term capital gains	2,858,068	—	313,395	4,170,291
Accumulated capital and other losses	(12,648,386)	(70,881,700)	(3,363)	(9,662)
Net unrealized appreciation (depreciation) on investments	77,729,119	32,427,429	16,717,736	51,925,884
Total accumulated earnings (deficit)	$69,381,888	$(38,454,271)	$17,363,734	$56,086,513

Financial Statements | June 30, 2024 |	103

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2024 (Unaudited)

	Segall Bryant & Hamill Emerging Markets Fund	Segall Bryant & Hamill International Small Cap Fund	Segall Bryant & Hamill International Equity Fund	Segall Bryant & Hamill Global All Cap Fund
Undistributed ordinary income	$685,768	$939,044	$9,937	$—
Undistributed long term capital gains	—	—	—	221,344
Accumulated capital and other losses	(5,564,507)	(85,994,332)	—	(26,941)
Net unrealized appreciation (depreciation) on investments	5,009,456	11,884,510	75,224	8,037,546
Net unrealized appreciation (depreciation) on foreign currency	15,268	(6,405)	679	4,160
Total accumulated earnings (deficit)	$145,985	$(73,177,183)	$85,840	$8,236,109

	Segall Bryant & Hamill Short Term Plus Fund	Segall Bryant & Hamill Plus Bond Fund	Segall Bryant & Hamill Quality High Yield Fund	Segall Bryant & Hamill Municipal Opportunities Fund
Undistributed ordinary income	$213	$50,206	$1,936	$—
Undistributed tax-exempt income	—	—	—	6,183
Accumulated capital and other losses	(1,158,831)	(47,515,296)	(9,792,939)	(31,171,646)
Net unrealized appreciation (depreciation) on investments	(125,981)	(49,670,684)	(5,092,124)	(3,298,354)
Total accumulated earnings (deficit)	$(1,284,599)	$(97,135,774)	$(14,883,127)	$(34,463,817)

	Segall Bryant & Hamill Colorado Tax Free Fund	Barrett Growth Fund	Barrett Opportunity Fund
Undistributed ordinary income	$—	$—	$44,177
Undistributed tax-exempt income	4,502	—	—
Undistributed long term capital gains	—	257,230.00	4,204,169
Accumulated capital and other losses	(43,243,945)	—	—
Net unrealized appreciation (depreciation) on investments	(11,160,274)	19,145,668	30,987,564
Total accumulated earnings (deficit)	$(54,399,717)	$19,402,898	$35,235,910

Included in accumulated capital and other losses are other Temporary Differences primarily related to deferred Trustee compensation.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to future tax years without expiration. As of December 31, 2023, the following amounts are available as carry forwards to offset net capital gains realized in future tax years:

Fund	Short-Term	Long-Term
Segall Bryant & Hamill Small Cap Value Fund	$7,722,863	$4,828,661
Segall Bryant & Hamill Small Cap Growth Fund	48,827,205	22,008,240
Segall Bryant & Hamill Emerging Markets Fund	4,120,741	1,440,578
Segall Bryant & Hamill International Small Cap Fund	71,004,731	14,981,231
Segall Bryant & Hamill Short Term Plus Fund	464,355	692,387
Segall Bryant & Hamill Plus Bond Fund	13,249,462	33,977,481
Segall Bryant & Hamill Quality High Yield Fund	308,671	9,450,832
Segall Bryant & Hamill Municipal Opportunities Fund	16,270,643	14,886,565
Segall Bryant & Hamill Colorado Tax Free Fund	13,421,858	29,766,477

As a result of the acquisition of the Segall Bryant & Hamill Small Cap Value Dividend Fund (the “target fund”), the Segall Bryant & Hamill Small Cap Value Fund (the “acquiring” fund) acquired the capital loss carry forward balances from the target fund totaling $13,279,390 ($8,170,713 short term and $5,108,677 long-term). The acquiring fund is eligible to utilize these amounts to offset future capital gains subject to annual limitations under IRC Section 382 of $242,622.

The Funds recharacterize distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year.

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2024 (Unaudited)

As a result of several court cases in certain countries across the European Union (“EU”), some Funds may file European tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. If any such reclaims are received, they are reflected as dividend income in the Statements of Operations, and related receivables, if any, are reflected within foreign tax reclaims receivable in the Statements of Assets and Liabilities. If the associated cash is received, the Funds will follow, for tax purposes, IRS guidance in Notice 2016-10 and reduce the current year foreign taxes paid by the amount of the refund. When uncertainty exists as to the ultimate resolution of these proceedings and the likelihood of receipt of these EU reclaims, no amounts are reflected in the financial statements.

6. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into an advisory agreement with the Adviser for all Funds. The advisory agreement has been approved by the Trust’s Board of Trustees.

Pursuant to its advisory agreement with the Trust, the Adviser is entitled to investment advisory fees, based on the average net assets of each Fund, computed daily and payable monthly as shown in the table below.

Fund
Segall Bryant & Hamill Small Cap Value Fund	0.80%
Segall Bryant & Hamill Small Cap Growth Fund	0.65%
Segall Bryant & Hamill Small Cap Core Fund	0.80%
Segall Bryant & Hamill All Cap Fund	0.65%
Segall Bryant & Hamill Emerging Markets Fund	0.90%
Segall Bryant & Hamill International Small Cap Fund	0.90%
Segall Bryant & Hamill International Equity Fund	0.75%
Segall Bryant & Hamill Global All Cap Fund	0.65%
Segall Bryant & Hamill Short Term Plus Fund	0.25%
Segall Bryant & Hamill Plus Bond Fund	0.35%
Segall Bryant & Hamill Quality High Yield Fund	0.45%
Segall Bryant & Hamill Municipal Opportunities Fund	0.35%
Segall Bryant & Hamill Colorado Tax Free Fund	0.35%
Barrett Growth Fund	0.65%
Barrett Opportunity Fund	0.65%

Ultimus Fund Solutions LLC (“Ultimus”) and the Adviser serve as the Funds’ co-administrators (“Co-Administrators”). Ultimus and the Adviser are entitled to receive a total fee from each Fund for their administrative services computed daily and payable monthly based on the average net assets of the Trust. The Adviser receives a portion that is calculated based on 0.01% on the average daily net assets of the Trust.

The administrative fees are allocated to each Fund based upon the Fund’s relative proportion of the Trust’s net assets, subject to certain minimums, and are disclosed in the Statements of Operations. During the six months ended June 30, 2024, the Adviser and Ultimus received $130,604 and $366,597, respectively, for their services to the Funds.

Shareholder servicing agents provide non-distribution administrative and support services to their customers, which may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Funds on behalf of shareholders, forwarding communications from the Funds, providing sub-accounting with respect to Fund shares, and other similar services. The Retail Class of each Fund, shares of Barrett Growth Fund and Barrett Opportunity Fund, may pay a fee at an annual rate of up to 0.25% of its average daily net assets to shareholder servicing agents and the Institutional Class of each Fund may pay a fee at an annual rate of up to 0.10% of its average daily net assets to shareholder servicing agents. These fees are included in Shareholder Servicing Fees on the Statements of Operations.

Financial Statements | June 30, 2024 |	105

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2024 (Unaudited)

The Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in-kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses to average net assets as reported in each Fund’s Financial Highlights will be no more than the amounts as detailed below and are not subject to recapture in future periods:

Fund	Retail Class	Institutional Class	Adviser has agreed to waive until at least the date listed
Segall Bryant & Hamill Small Cap Value Fund	1.14%	0.99%	April 30,2025
Segall Bryant & Hamill Small Cap Growth Fund	1.14%	0.99%	April 30,2025
Segall Bryant & Hamill Small Cap Core Fund	1.14%	0.99%	April 30,2025
Segall Bryant & Hamill All Cap Fund	0.99%	0.84%	April 30,2025
Segall Bryant & Hamill Emerging Markets Fund	1.38%	1.23%	April 30,2025
Segall Bryant & Hamill International Small Cap Fund	1.18%	1.03%	April 30,2025
Segall Bryant & Hamill International Equity Fund	1.14%	0.99%	April 30,2025
Segall Bryant & Hamill Global All Cap Fund	0.89%	0.74%	April 30,2025
Segall Bryant & Hamill Short Term Plus Fund	0.49%	0.40%	April 30,2025
Segall Bryant & Hamill Plus Bond Fund	0.55%	0.40%	April 30,2025
Segall Bryant & Hamill Quality High Yield Fund	0.85%	0.70%	April 30,2025
Segall Bryant & Hamill Municipal Opportunities Fund	0.65%	0.50%	April 30,2025
Segall Bryant & Hamill Colorado Tax Free Fund	0.65%	0.50%	April 30,2025
Barrett Growth Fund	0.99%	—	November 30,2025
Barrett Opportunity Fund	0.99%	—	November 30,2025

These amounts are not subject to recapture in future periods.

Ultimus, pursuant to a Transfer Agency Agreement, serves as Transfer Agent for each of the Funds. As Transfer Agent, Ultimus has, among other things, agreed to: (a) issue and redeem shares of the Funds; (b) make dividend and other distributions to shareholders of the Funds; (c) effect transfers of shares; (d) mail communications to shareholders of the Funds, including account statements, confirmations, and dividend and distribution notices; (e) facilitate the electronic delivery of shareholder statements and reports and (f) maintain shareholder accounts. Under the Transfer Agency Agreement, Ultimus receives from the Trust an annual minimum fee per Fund, a fee based upon each shareholder account and is reimbursed for out-of-pocket expenses.

Certain officers of the Funds are also officers of the Adviser and Ultimus. All access persons of the Trust, as defined in the 1940 Act, and officers and employees of the Adviser, follow strict guidelines and policies on personal trading as outlined in the Trust’s and the Adviser’s respective Code of Ethics.

The Trust has appointed a Chief Compliance Officer who is also an employee of the Adviser. The Trust agreed to have the Funds pay the portion of his compensation attributable for services rendered as the Trust’s Chief Compliance Officer.

The Trust has a Trustee Deferred Compensation Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees. Under the Deferral Plan, Trustee fees are paid and invested directly into shares of the Funds elected by the Trustees in the Deferral Plan. There is no future liability related to the balance in the Deferral Plan as such amounts are paid directly out of the respective capital accounts of the elected Funds. The amount paid to the Trustees under the Deferral Plan will be determined based upon the performance of the elected funds. The balance in the Deferral Plan as of June 30, 2024 is $941,600.

7. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuation measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

1)	Level 1 – Unadjusted Quoted Prices in active markets for identical investments

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2024 (Unaudited)

2)	Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

3)	Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of each Fund’s investments and other financial instruments (if any) and the inputs used to value the investments and other financial instruments as of June 30, 2024:

Segall Bryant & Hamill Small Cap Value Fund	Level 1	Level 2		Level 3		Total
Common Stocks	$493,540,879	$—		$—		$493,540,879
Total	$493,540,879	$—		$—		$493,540,879

Segall Bryant & Hamill Small Cap Growth Fund	Level 1	Level 2		Level 3		Total
Common Stocks	$243,743,758	$—		$—		$243,743,758
Total	$243,743,758	$—		$—		$243,743,758

Segall Bryant & Hamill Small Cap Core Fund	Level 1	Level 2		Level 3		Total
Common Stocks	$74,081,306	$—		$—		$74,081,306
Total	$74,081,306	$—		$—		$74,081,306

Segall Bryant & Hamill All Cap Fund	Level 1	Level 2		Level 3		Total
Common Stocks	$115,492,171	$—		$—		$115,492,171
Total	$115,492,171	$—		$—		$115,492,171

Segall Bryant & Hamill Emerging Markets Fund	Level 1	Level 2		Level 3		Total
Common Stocks	$18,004,783	$47,973,339	(a)	$0	*	$65,978,122
Preferred Stocks	602,795	840,310	(a)	0	*	1,443,105
Total	$18,607,578	$48,813,649		$0	*	$67,421,227

Segall Bryant & Hamill International Small Cap Fund	Level 1	Level 2		Level 3		Total
Common Stocks	$8,202,592	$60,464,657	(a)	$0	*	$68,667,249
Preferred Stocks	—	345,374	(a)	—		345,374
Total	$8,202,592	$60,810,031		$0	*	$69,012,623

Segall Bryant & Hamill International Equity Fund	Level 1	Level 2		Level 3		Total
Common Stocks	$168,093	$2,323,386	(a)	$—		$2,491,479
Preferred Stocks	—	16,901.00				16,901.00
Total	$168,093	$2,340,287		$—		$2,508,380

Segall Bryant & Hamill Global All Cap Fund	Level 1	Level 2		Level 3		Total
Common Stocks	$24,980,273	$8,575,495	(a)	$0	*	$33,555,768
Total	$24,980,273	$8,575,495		$0	*	$33,555,768

Segall Bryant & Hamill Short Term Plus Fund	Level 1	Level 2		Level 3		Total
Corporate Bonds	$—	$13,609,543		$—		$13,609,543
Asset Backed Securities	—	1,006,884		—		1,006,884
U.S. Treasury Bonds & Notes	—	1,717,465		—		1,717,465
Total	$—	$16,333,892		$—		$16,333,892

Financial Statements | June 30, 2024 |	107

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2024 (Unaudited)

Segall Bryant & Hamill Plus Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$282,514,470	$—	$282,514,470
Municipal Bonds	—	25,278,678	—	25,278,678
Asset Backed Securities	—	19,781,912	—	19,781,912
Mortgage-Backed Securities Passthrough	—	234,646,589	—	234,646,589
Residential Mortgage-Backed Securities	—	304,356	—	304,356
U.S. Treasury Bonds & Notes	—	175,001,896	—	175,001,896
Total	$—	$737,527,901	$—	$737,527,901

Segall Bryant & Hamill Quality High Yield Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$64,915,945	$—	$64,915,945
Total	$—	$64,915,945	$—	$64,915,945

Segall Bryant & Hamill Municipal Opportunities Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$156,855,484	$—	$156,855,484
Corporate Bonds	—	7,718,032	—	7,718,032
U.S. Treasury Bonds & Notes	—	7,844,106	—	7,844,106
Total	$—	$172,417,622	$—	$172,417,622

Segall Bryant & Hamill Colorado Tax Free Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$292,764,911	$—	$292,764,911
Total	$—	$292,764,911	$—	$292,764,911

Barrett Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$27,655,615	$—	$—	$27,655,615
Total	$27,655,615	$—	$—	$27,655,615

Barrett Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$29,951,107	$—	$—	$29,951,107
Total	$29,951,107	$—	$—	$29,951,107

(a)	With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.
*	Includes securities that have been fair valued at $0.

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2024 (Unaudited)

The following is a reconciliation of Level 3 instruments of the Funds for which significant unobservable inputs were used to determine fair value for the six months ended June 30, 2024:

Asset Type	Balance as of December 31, 2023		Net Purchases	Net Sales/ Warrant Expiration	Realized Losses	Change in Unrealized Appreciation (Depreciation)	Transfer Into Level 3	Transfer Out of Level 3	Balance as of June 30, 2024
Segall Bryant & Hamill Emerging Markets Fund
Common Stocks	$0	*	$—	$—	$—	$—	$—	$—	$0	*
Warrants	$0	*	$—	$0	$—	$0	$—	$—	$—

Segall Bryant & Hamill International Small Cap Fund
Common Stocks	$0	*	$—	$—	$—	$—	$—	$—	$0	*

Segall Bryant & Hamill International Equity Fund
Common Stocks	$0	*	$—	$—	$—	$—	$—	$—	$0	*

Segall Bryant & Hamill Global All Cap
Warrants	$0	*	$—	$—	$—	$—	$—	$—	$0	*

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2024:

	Fair Value as of December 31, 2023		Valuation Technique	Unobservable Input(1)	Value/Range	Impact to Valuation from an Increase in Input(2)
Segall Bryant & Hamill Emerging Markets Fund	$0	*	Adjusted trade price	Discount Factor	100%	N/A
Segall Bryant & Hamill International Small Cap Fund	$0	*	Adjusted trade price	Discount Factor	100%	N/A
Segall Bryant & Hamill International Equity Fund	$0	*	Adjusted trade price	Discount Factor	100%	N/A
Segall Bryant & Hamill Global All Cap	$0	*	Adjusted trade price	Discount Factor	100%	N/A

*	Includes securities that have been fair valued at $0.
(1)	The Adviser, in its capacity as valuation designee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. As a result, management made the decision to value all Russian securities at zero.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair value measurements using significant other observable inputs (Level 2), the valuation designee utilizes an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar

Financial Statements | June 30, 2024 |	109

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2024 (Unaudited)

securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

Corporate bonds, Municipal bonds and U.S. Treasury bonds & notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Forward foreign currency contracts are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services.

In the event the independent pricing service is unable to provide an evaluated price for a security or the valuation designee believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above in Note 2. The valuation designee may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

8. PURCHASES AND SALES OF INVESTMENTS

Investment transactions for the six months ended June 30, 2024 excluding in-kind redemptions, long-term U.S. government securities and short-term investments were as follows:

	Purchases of	Proceeds from Sales
Fund	Securities	of Securities
Segall Bryant & Hamill Small Cap Value Fund	$86,097,200	$215,217,912
Segall Bryant & Hamill Small Cap Growth Fund	57,081,782	58,068,780
Segall Bryant & Hamill Small Cap Core Fund	13,465,038	13,156,487
Segall Bryant & Hamill All Cap Fund	16,859,617	36,672,777
Segall Bryant & Hamill Emerging Markets Fund	29,605,244	21,397,519
Segall Bryant & Hamill International Small Cap Fund	48,141,109	96,851,129
Segall Bryant & Hamill International Equity Fund	1,870,169	1,264,207
Segall Bryant & Hamill Global All Cap Fund	3,584,317	4,232,442
Segall Bryant & Hamill Short Term Plus Fund	5,443,448	7,656,024
Segall Bryant & Hamill Plus Bond Fund	109,438,309	85,021,529
Segall Bryant & Hamill Quality High Yield Fund	2,259,290	5,079,631
Segall Bryant & Hamill Municipal Opportunities Fund	65,680,113	73,434,004
Segall Bryant & Hamill Colorado Tax Free Fund	38,560,726	90,797,320
Barrett Growth Fund	732,895	3,072,057
Barrett Opportunity Fund	—	9,902,555

Fund	Purchase of Long Term U.S. Government Obligations	Proceeds from Sales of Long Term U.S. Government Obligations
Segall Bryant & Hamill Short Term Plus Fund	$1,027,024	$570,236
Segall Bryant & Hamill Plus Bond Fund	27,186,341	10,054,160
Segall Bryant & Hamill Municipal Opportunities Fund	11,950,313	11,964,961

9. BORROWING COSTS

From time to time, the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs the Funds will incur borrowing costs charged by the custodian. Borrowing costs for each Fund, if any, for the six months ended June 30, 2024 can be found on the Statements of Operations.

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2024 (Unaudited)

10. INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

11. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Financial Statements | June 30, 2024 |	111

Segall Bryant & Hamill Trustees and Officers (as of August 15, 2024):
Janice M. Teague, Chair
Thomas J. Abood, Trustee
John A. DeTore, Trustee
Rick A. Pederson, Trustee
James A. Smith, Trustee
Lloyd “Chip” Voneiff, Trustee
Carolyn B. Goldhaber, President
Jasper R. Frontz, Chief Compliance Officer
Jennifer L. Leamer, Treasurer
Jeff Romie, Asst. Treasurer
Maggie Bull, Secretary

FOR MORE INFORMATION ABOUT SEGALL BRYANT & HAMILL FUNDS, PLEASE CONTACT:

Segall Bryant & Hamill Funds | 225 Pictoria Drive, Suite 450 | Cincinnati, Ohio 45246
Individual Investors: (800) 392-2673 | Financial Advisors: (800) 734-9738 | www.sbhfunds.com

This report has been prepared for Segall Bryant & Hamill Funds shareholders and may be distributed to others only if preceded or accompanied by a prospectus. Funds distributed by Ultimus Fund Distributors, LLC

Segall Bryant & Hamill Select Equity ETF

(Ticker Symbol: USSE)

FINANCIAL STATEMENTS

JUNE 30, 2024

Financial Statements | June 30, 2024 |

Intentionally Left Blank

SEGALL BRYANT & HAMILL SELECT EQUITY ETF	Statement of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.4%
Communication Services — 7.9%
Media & Entertainment — 7.9%
Alphabet, Inc. - Class C	75,890	$13,919,744

Consumer Discretionary — 4.6%
Consumer Discretionary Distribution & Retail — 4.6%
TJX Cos., Inc. (The)	74,397	8,191,109

Consumer Staples — 3.8%
Household & Personal Products — 3.8%
Unilever PLC ADR (United Kingdom)	121,230	6,666,438

Financials — 20.4%
Banks — 4.6%
JPMorgan Chase & Co.	40,153	8,121,346

Financial Services — 9.6%
Ares Management Corp. - Class A	55,888	7,448,753
Visa, Inc. - Class A	36,788	9,655,746
		17,104,499
Insurance — 6.2%
Reinsurance Group of America, Inc.	53,278	10,936,375

Health Care — 18.2%
Health Care Equipment & Services — 12.4%
McKesson Corp.	12,208	7,129,960
STERIS PLC (Ireland)	30,588	6,715,289
UnitedHealth Group, Inc.	16,029	8,162,929
		22,008,178
Pharmaceuticals, Biotechnology & Life Sciences — 5.8%
Novo Nordisk A/S ADR (Denmark)	71,425	10,195,205

Industrials — 8.4%
Capital Goods — 8.4%
AZEK Co., Inc. (The) (a)	130,145	5,483,009
Quanta Services, Inc.	37,332	9,485,688
		14,968,697
Information Technology — 31.3%
Semiconductors & Semiconductor Equipment — 3.8%
Marvell Technology, Inc.	98,037	6,852,786

Software & Services — 22.9%
Fair Isaac Corp. (a)	4,708	7,008,611
Microsoft Corp.	37,955	16,963,987
Palo Alto Networks, Inc. (a)	25,842	8,760,697
ServiceNow, Inc. (a)	9,927	7,809,273
		40,542,568
Technology Hardware & Equipment — 4.6%
Apple, Inc.	38,601	8,130,143
	Shares	Value
Materials — 3.8%
Materials — 3.8%
Avery Dennison Corp.	30,877	$6,751,256

Investments at Value — 98.4%
(Cost $158,059,496)		$174,388,344

Other Assets in Excess of Liabilities — 1.6%		2,836,176

Net Assets — 100.0%		$177,224,520

(a)	Non-income producing security.

ADR - American Depositary Receipt.

PLC - Public Limited Company

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	1

Segall Bryant & Hamill Select Equity ETF	Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

Assets
Investments, at cost	$158,059,496
Investments, at value	$174,388,344
Cash equivalents (Note 2)	2,883,011
Dividends and interest recievable	17,422
Reclaims receivable	5,638
Deferred offering costs (Note 2)	12,986
Total assets	177,307,401

Liabilities
Payable to Adviser (Note 6)	58,678
Payable to third party administrator (Note 6)	4,962
Accrued chief compliance officer fees (Note 6)	833
Accrued trustee’s fees and expenses (Note 6)	4,400
Other accrued expenses	14,008
Total liabilities	82,881
Net Assets	$177,224,520

Net Assets Consist of:
Paid-in capital	$160,131,073
Accumulated earnings	17,093,447
Net Assets	$177,224,520

Shares of Beneficial Interest Outstanding	5,960,000

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)	$29.74

See Notes to Financial Statements.
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Segall Bryant & Hamill Select Equity ETF	Statement of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

Investment Income
Dividend income	$590,508
Interest income	43,775
Foreign taxes withheld	(9,253)
Total Income	625,030

Expenses
Management fees (Note 6)	328,876
Organizational fees	31,048
Administration fees (Note 6)	27,480
Legal fees	17,236
Trustees’ fees and expenses (Note 6)	15,431
Shareholder reporting expenses	10,383
Audit and tax preparation fees	8,360
Custodian fees	5,876
Transfer agent fees (Note 6)	4,786
Chief compliance officer fees (Note 6)	4,415
Registration and filing fees	4,370
Independent pricing servicing fees	597
Other	7,797
Total expenses before waivers/reimbursements	466,655
Expenses waived/reimbursed by investment Advisor	(74,389)
Net expenses	392,266
Net Investment Income (Loss)	232,764

Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments	583,737
Net change in unrealized appreciation (depreciation) on investments	13,423,957
Net Realized and Unrealized Gains	14,007,694
Net Increase (Decrease) in Net Assets Resulting From Operations	$14,240,458

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	3

Segall Bryant & Hamill Select Equity ETF	Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Period Ended December 31,
	(Unaudited)	2023(a)
Operations
Net investment income (loss)	$232,764	$70,942
Net realized gains (losses)	583,737	(60,137)
Change in unrealized appreciation (depreciation)	13,423,957	2,904,890
Net increase (decrease) in net assets resulting from operations	14,240,458	2,915,695

Distributions to Shareholders (Note 5)	—	(70,685)

Beneficial Interest Transactions (Note 4)
Shares sold	106,307,831	53,831,221
Total net increase (decrease) in net assets	120,548,289	56,676,231

Net Assets
Beginning of period	56,676,231	—
End of period	$177,224,520	$56,676,231

(a)	Represents the period from the commencement of operations (August 29, 2023) through December 31, 2023.

See Notes to Financial Statements.
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Segall Bryant & Hamill Select Equity ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months Ended June 30, 2024		Period Ended December 31,
	(Unaudited)		2023(a)
Net asset value, beginning of period	$26.36		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.05		0.10
Net realized and unrealized gains (losses) on investments	3.33		1.28
Total from investment operations	3.38		1.38

Variable transaction fees (Note 7)(b)	0.00	(c)	0.01

Less dividends and distributions:
Distributions from net investment income	—		(0.03)
Net asset value, end of period	$29.74		$26.36
Market price, end of period	$29.73		$26.36

Total Return	12.82	%(d)	5.57	%(d)
Total Return at Market(e)	12.78	%(d)	5.57	%(d)

Ratios and Supplemental Data
Net assets, end of period (in 000’s)	$177,225		$56,676

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.65	%(f)	0.65	%(f)
Without fee waivers/reimbursements	0.76	%(f)	1.81	%(f)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.39	%(f)	1.15	%(f)
Without fee waivers/reimbursements	0.28	%(f)	(0.01	%)(f)
Portfolio turnover rate(g)	49	%(d)	13	%(d)

(a)	Represents the period from the commencement of operations (August 29, 2023) through December 31, 2023.
(b)	Calculated using the average shares method.
(c)	Amount rounds to less than $0.01.
(d)	Total return and portfolio turnover are not annualized for periods less than one full year.
(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See Notes to Financial Statements.
Financial Statements | June 30, 2024 |	5

Segall Bryant & Hamill Select Equity ETF	Notes to Financial Statements
June 30, 2024 (Unaudited)

1. ORGANIZATION

Segall Bryant & Hamill Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Segall Bryant & Hamill Select Equity ETF is represented by a single class of beneficial interest of the Trust, which is organized as a Massachusetts business trust. The Fund commenced operations on August 29, 2023. Other series of the Trust are not included in this report.

The Fund’s investment objective is long-term capital appreciation.

The Fund issues and redeems shares solely to certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Fund’s distributor (“Authorized Participants” or “APs”) on a continuous basis at net asset value per share (“NAV”) in aggregations of a specified number of shares called “Creation Units.” Creation Units generally are issued in exchange for a basket of securities (“Deposit Securities”), together with the deposit of a specified cash payment (“Balancing Amount”). Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of the Fund consists of a block of 10,000 shares.

Shares are listed and traded on NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Shares trade in the secondary market at market prices that may differ from the shares’ NAV. Other than Authorized Participants, investors will not be able to purchase or redeem shares directly with or from the Fund. Instead, most investors will buy and sell shares in the secondary market through a broker.

The Fund is a non-diversified portfolio of the Trust for the purposes of the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company for financial reporting purposes. The following policies are in conformity with accounting principles generally accepted in the United States of America for investment companies, under Accounting Standards Codification Topic 946 – Financial Services – Investment Companies.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities in the financial statements. The actual results could differ from those estimates.

Cash Equivalents – The Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight demand deposits with a branch of a pre-approved commercial bank. This fully automated program allows the Fund to earn interest on cash balances. As of June 30, 2024, the cash equivalents balance reflected on the Statement of Assets and Liabilities represents the amount participating in the BBH CMS.

Investment Valuation – All securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Fund in the event that the NYSE does not open for business because of an emergency.

Segall Bryant & Hamill, LLC (the “Adviser”) is the Fund’s valuation designee responsible for carrying out pricing and valuation duties in accordance with the Adviser’s Valuation Procedures (the “Procedures”) pursuant to Rule 2a-5 under 1940 Act.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the valuation designee with procedures approved by the Trust’s Board of Trustees (the “Board”) as noted above. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Federal Income Taxes – No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

As of and during the six months ended June 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years

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Segall Bryant & Hamill Select Equity ETF	Notes to Financial Statements
June 30, 2024 (Unaudited)

have incorporated no uncertain tax positions that require a provision for income taxes. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or penalties.

Common Expenses – Expenses of the Trust not attributable solely to a specific fund of the Trust are allocated among the funds based on the relative net assets of the funds or based on the nature of the expense and its relative applicability to the funds.

Offering Costs – The Adviser advanced some of the Fund’s initial offering costs and was subsequently reimbursed by the Fund. Costs of $37,677 incurred in connection with the offering and initial registration have been deferred and are being amortized on a straight-line basis over the first twelve months after commencement of operations. As of June 30, 2024, there was $12,986 in unamortized costs remaining in the Fund.

Security Transactions and Related Investment Income – For financial reporting purposes, the Fund’s investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, included in dividend income, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, net of reclaims, and foreign capital gains taxes, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates. Interest income is accrued as earned. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

3. CERTAIN INVESTMENTS AND ASSOCIATED RISKS

For information regarding the risks associated with investments in the Fund, see the Fund’s Prospectus and Statement of Additional Information.

4. SHARES OF BENEFICIAL INTEREST

On June 30, 2024 there was an unlimited number of no par value shares of beneficial interest authorized for the Fund. Transactions in shares of beneficial interest were as follows:

	For the Six Months Ended June 30, 2024	For the Year Ended December 31,
	(Unaudited)	2023
Shares Sold	3,810,000	2,150,000
Net Increase (Decrease)	3,810,000	2,150,000

5. TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

Distributions – The Fund will distribute any net investment income and any net capital gains, if any, at least annually typically during the month of December. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. The Fund may make additional distributions if it deems it desirable at another time during the year.

The tax character of the distributions paid during the periods ended June 30, 2024 and December 31, 2023 is as follows:

			Long-Term
Period Ended	Ordinary Income*	Return of Capital	Capital Gains
6/30/2024	$—	$—	$—
12/31/2023	$70,685	$—	$—

*	Ordinary income distributions for federal income tax purposes includes distributions from net investment income and short-term capital gains.

Financial Statements | June 30, 2024 |	7

Segall Bryant & Hamill Select Equity ETF	Notes to Financial Statements
June 30, 2024 (Unaudited)

As of June 30, 2024, net unrealized appreciation (depreciation) on investments based on federal tax cost was as follows:

Tax cost of portfolio investments	$158,066,710
Gross unrealized appreciation	102,836,585
Gross unrealized depreciation	(43,424,774)
Net unrealized appreciation (depreciation) on portfolio investments	$59,411,811

The difference between book and tax differences is attributable primarily to wash sales and tax treatment of real estate investments.

As of December 31, 2023 the components of distributable earnings on a tax basis was as follows:

Accumulated capital and other losses	$(52,916)
Net unrealized appreciation (depreciation) on portfolio investments	2,905,905
Distributable earnings	$2,852,989

The Fund recharacterizes distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year.

6. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into an advisory agreement with the Adviser for the Fund. The advisory agreement has been approved by the Board.

Pursuant to its advisory agreement with the Trust, the Adviser is entitled to management fees, based on the average net assets of the Fund, computed daily and payable monthly at the annual rate of 0.55% of average daily net assets.

Ultimus Fund Solutions LLC (“Ultimus”) and the Adviser serve as the Fund’s co-administrators (“Co-Administrators”). Ultimus and the Adviser are entitled to receive a total fee from the Fund for their administrative services computed daily and payable monthly based on the average net assets of the Trust. The Adviser receives a portion that is calculated based on 0.01% on the average daily net assets of the Trust.

The administrative fees are allocated to the Fund based upon the Fund’s relative proportion of the Trust’s net assets, subject to certain minimums, and are disclosed in the Statement of Operations. During the six months ended June 30, 2024, the Adviser and Ultimus received $1,378 and $26,102, respectively, for their services to the Fund.

Until at least April 30, 2025, the Adviser has contractually agreed to waive the management and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, class action reclaim fees, tax reclaim fees and extraordinary expenses), so that the ratio of expense to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.65%. These amounts are not subject to recapture in future periods.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser for acting as principal underwriter.

Certain officers of the Fund are also officers of the Adviser and Ultimus.

The Trust has appointed a Chief Compliance Officer who is also an employee of the Adviser. The Trust has agreed to have the Fund pay the portion of his compensation attributable for services rendered as the Trust’s Chief Compliance Officer.

The Trust has a Trustee Deferred Compensation Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees. Under the Deferral Plan, Trustee fees are paid and invested directly into shares of funds that are series of the Trust that are selected by the Trustees in the Deferral Plan. There is no future liability related to the balance in the Deferral Plan as such amounts are paid directly out of the respective capital accounts of the selected funds. The amount paid to the Trustees under the Deferral Plan will be determined based upon the performance of the selected funds. The balance in the Deferral Plan for the Trust as a whole as of June 30, 2024 is $941,600.

8	| www.sbhfunds.com

Segall Bryant & Hamill Select Equity ETF	Notes to Financial Statements
June 30, 2024 (Unaudited)

7. CAPITAL SHARES TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units” of 10,000 shares. Only APs or transactions done through an AP are permitted to purchase or redeem Creation Units from the Fund. An AP is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

Realized gains (losses) resulting from in-kind redemption of shares, if any, are reflected separately on the Statement of Operations. The Fund charges APs standard creation and redemption transaction fees (“Transaction Fees”) to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation transaction fee is charged to the AP on the day such AP creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the AP on the applicable business day.

Similarly, the standard redemption transaction fee is charged to the AP on the day such AP redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the AP on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions (which may, in certain instances, be based on a good faith estimate of transaction costs). For the six months ended June 30, 2024, the Fund received $12,750 in transaction fees.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$250	2.00%

*	As a percentage of the amount invested.

8. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuation measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

1)	Level 1 – Unadjusted Quoted Prices in active markets for identical investments

2)	Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

3)	Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the Fund’s investments and other financial instruments (if any) and the inputs used to value the investments and other financial instruments as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks	$174,388,344	$—	$—	$174,388,344
Total	$174,388,344	$—	$—	$174,388,344

The fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended June 30, 2024.

Financial Statements | June 30, 2024 |	9

Segall Bryant & Hamill Select Equity ETF	Notes to Financial Statements
June 30, 2024 (Unaudited)

9. PURCHASES AND SALES OF INVESTMENTS

During the six months ended June 30, 2024 cost of purchases and proceeds from sales of investment securities, other than in-kind transactions and short-term investments, were $57,811,706 and $57,223,495, respectively. Purchases and sales of in-kind transactions for the six months ended June 30, 2024 were $157,303,251 and $0, respectively.

10. INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated.

11. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

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Intentionally Left Blank

Segall Bryant & Hamill Trustees and Officers (as of August 15, 2024):

Janice M. Teague, Chair

Thomas J. Abood, Trustee

John A. DeTore, Trustee

Rick A. Pederson, Trustee

James A. Smith, Trustee

Lloyd “Chip” Voneiff, Trustee

Carolyn B. Goldhaber, President

Jasper R. Frontz, Chief Compliance Officer

Jennifer L. Leamer, Treasurer

Jeff Romie, Asst. Treasurer

Maggie Bull, Secretary

FOR MORE INFORMATION ABOUT SEGALL BRYANT & HAMILL SELECT EQUITY ETF, PLEASE CONTACT:

Segall Bryant & Hamill Funds | 225 Pictoria Drive, Suite 450 | Cincinnati, Ohio 45246

Individual Investors: (800) 836-4265 | Financial Advisors: (800) 734-9738 | www.sbhfunds.com

This report has been prepared for Segall Bryant & Hamill Select Equity ETF shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

The Fund is distributed by Northern Lights Distributors, LLC

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable [included under Item 7 if applicable]

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:

Not applicable to this report.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act:

Not applicable to the Registrant.

(a)(3)(1)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(3)(2)	Any written solicitation to purchase securities under Rule 23c-1 under the Act:

Not applicable.

(a)(4)	Change in registrant’s independent public accountant:

Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEGALL BRYANT & HAMILL Trust

By (Signature and Title)*		/s/ Carolyn B. Goldhaber
Carolyn B. Goldhaber, President/Principal Executive Officer

Date	September 12, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Carolyn B. Goldhaber
Carolyn B. Goldhaber, President/Principal Executive Officer

Date	September 12, 2024

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer/Principal Financial Officer

Date	September 12, 2024

*	Print the name and title of each signing officer under his or her signature.